UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08055

TIAA-CREF MUTUAL FUNDS
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Item 1. Reports to Stockholders.

2004 semiannual report
TIAA-CREF
MutualFunds
Financial statements (unaudited)
including top holdings
June 30, 2004

international equity	high-yield bond
growth equity	short-term bond
growth & income	tax-exempt bond
equity index	bond plus
social choice equity	money market
managed allocation

Performance Overview as of 6/30/2004

		Average Annual Compound Rates
		of Total Return

	Inception			Since
	Date	1 year	5 years	Inception
Equities
International Equity Fund	9/2/1997	35.45%	2.20%	4.73%
Growth Equity Fund	9/2/1997	16.11	–7.86	1.36
Growth & Income Fund	9/2/1997	17.69	–3.07	4.93
Equity Index Fund	4/3/2000	20.24	—	–4.21
Social Choice Equity Fund	4/3/2000	20.11	—	–3.77

Equities & Fixed Income
Managed Allocation Fund	9/2/1997	14.34	1.46	5.69

Fixed Income
High-Yield Bond Fund	4/3/2000	8.39	—	7.32
Short-Term Bond Fund	4/3/2000	0.08	—	6.58
Tax-Exempt Bond Fund	4/3/2000	0.66	—	6.72
Bond Plus Fund	9/2/1997	0.10	7.03	6.84
Money Market Fund*	9/2/1997	0.83	3.18	3.75

Net Annualized Yield		Net Annualized Yield
(30-Day Period Ended 6/30/2004)		(7-Day Period Ended 6/29/2004)
	Current		Current	Effective
Bond Plus	3.85%	Money Market*	0.90%	0.91%

*Investments in the TIAA-CREF Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org or call 800 223-1200.

A new way to look at your investments

To make it easier for investors to get meaningful information about their investments, the Securities and Exchange Commission (SEC) has issued new rules regarding financial reporting. The SEC has also required additional information about expenses and their effect on investment returns and about proxy voting policies and procedures. This is our first report to follow these new rules.

     Beginning with this performance period, annual and semiannual reports will list each fund’s 50 largest holdings, as well as any other holding that constitutes 1% or more of a fund’s investment portfolio. These are the holdings most likely to affect your investment results. We will continue to file a complete list of holdings with the SEC, and this will now be done on a quarterly basis, rather than semiannually, as in the past. To access this information easily, please see page 4.

     This semiannual report also contains a more detailed explanation of our funds’ expense charges, including examples that enable you to compare our expenses with those of any other U.S. mutual funds. Long before expenses made headlines, TIAA-CREF urged investors to consider the effect of expenses, particularly over long periods of time. Please see page 6 for details.

     As always, you should carefully consider the investment objectives, risks, and charges and expenses of any fund before investing. Please visit the Web Center at www.tiaa-cref.org or call 800 223-1200 for a prospectus that contains this and other important information. Read it carefully before investing.

     Please remember that, by signing up for e-delivery of these reports at our Web Center, you can get your financial information more quickly—and in an electronic format that can be easily archived for future reference.

Contents

Report to Investors	2	Bond Plus Fund	43
		Money Market Fund	47
More Information for Investors	4
		Top Holdings	51
Special Terms	4
		Financial Statements
Important Information
About Expenses	6	Statements of Assets and
		Liabilities	90
Fund Performance		Statements of Operations	94
International Equity Fund	7	Statement of Cash Flows	98
Growth Equity Fund	11	Statements of Changes in
Growth & Income Fund	15	Net Assets	100
Equity Index Fund	19	Financial Highlights	108
Social Choice Equity Fund	23	Notes to Financial Statements	130
Managed Allocation Fund	27
High-Yield Bond Fund	31	Management	138
Short-Term Bond Fund	35
Tax-Exempt Bond Fund	39	For More Information	Inside Back Cover

Report to Investors

During the first six months of 2004, rising stock prices lost momentum after a period of extraordinary gains. In 2003 the Russell 3000® Index, which tracks the broad U.S. stock market, was up 31.06%. The MSCI World IndexSM, which tracks stocks in 23 nations, soared 33.11%. As of June 30 this year, the Russell’s return for 2004 was 3.59%, while the World Index posted a gain of 3.52%. Both six-month returns are the equivalent of an annual gain of more than 7%.

     Many factors contributed to this moderation in prices. Higher valuations made some stocks less attractive to investors. At the same time, higher interest rates and more expensive petroleum posed a threat to the U.S. recovery and, in turn, to world trade. And, in fact, consumer spending dropped 0.7% in June. To further complicate matters for investors, rising interest rates drove down the price of bonds. The 10-year U.S. Treasury note that serves as a benchmark for the fixed-income market slipped 4.93% during the second quarter, its largest quarterly drop in a decade.

     We know that investors are concerned about volatility in the markets and with good reason. During the three-year period that ended on December 31, 2003, the Russell 3000 posted annual returns of –11.46%, –21.54%, and 31.06% sequentially. Performance in the bond market varied widely, too, during the years 2001–2003, with returns of 8.44%, 10.26%, and 4.10% as measured by the Lehman Brothers U.S. Aggregate Index.

     Returns over a longer time frame, the 20 years from 1984 to 2003, show that a high level of volatility persisted. The gray bars in the chart below show the average annual return of the Russell 3000 in the four consecutive five-year periods from 1984 to 2003. Even over those longer time

Dampening Volatility Through Diversification (1984–2003)

2 | 2004 Semiannual Report TIAA-CREF Mutual Funds

Scott C. Evans
Executive Vice President and
Chief Investment Officer

periods, average annual returns for U.S. stocks ranged widely, from 0.37% to 22.26%.

     As TIAA-CREF has long maintained, diversification is the best tool for reducing the effects of market swings like this, although diversification does not guarantee against losses. A combination of U.S. stocks, foreign stocks, and bonds over the same periods produced a far more stable rate of return, ranging from 2.97% to 16.57%. In technical terms, the standard deviation of the combined portfolio was 11.70%, while that of stocks was a much higher 17.05%. And, over the entire 20-year period, the extra risk of a 100% allocation to U.S. equities would have earned an investor 0.90 percentage points more per year—at the cost of far greater volatility.

     Of course, no single asset allocation formula is right for everyone. Finding the best mix depends on many factors, including an investor’s age, time frame, other assets, and his or her attitude toward risk. At the TIAA-CREF Web Center (www.tiaa-cref.org), you can find a feature entitled “Investing Today,” which can help you find the right mix for your situation. Just use the “Publications” link at the top of our home page.

     The following pages provide a detailed explanation of how the TIAA-CREF Mutual Funds performed during the first half of 2004. Returns ranged from 2.07% for the Growth Equity Fund to 5.09% for the International Equity Fund. Our equity funds were affected by the worldwide moderation in stock prices during the period. During 2003, each of our equity funds gained more than 25% for the year.

     Similarly, our fixed-income funds suffered from the declines in many sectors of the bond market. Returns ranged from –0.54% for the Tax-Exempt Bond Fund to 0.68% for the High-Yield Bond Fund.

     Historically low short-term interest rates continued to reduce money market yields, but the Money Market Fund was able to outperform its benchmark, as a result of careful asset allocation and tightly controlled expenses.

     While recent investment results in many asset classes have been lackluster or disappointing, we continue to seek out new opportunities in every market in which we invest.

/s/ Scott C. Evans
_______________
Scott C. Evans
Executive Vice President and
Chief Investment Officer

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  3

 More Information for Investors

Portfolio listings
The SEC recently approved new rules intended to provide investors with more meaningful information about fund performance. Investment companies can now provide listings of the top holdings for each fund in their annual and semiannual reports instead of the complete portfolio listings they provided previously. Companies will continue to file complete listings with the SEC, and these will remain available to investors.

For the periods ending June 30 and December 31, you can obtain a complete listing of the TIAA-CREF Mutual Funds’ holdings on Form N-CSR:

  through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s Web site at www.sec.gov;
  at the SEC’s Public Reference Room by calling 800 SEC-0330;
  from TIAA-CREF’s Web Center at www.tiaa-cref.org; or
  by calling TIAA-CREF at 800 223-1200 to request a copy, which will be provided free of charge.

For the periods ending March 31 and September 30, you can obtain a complete listing of the TIAA-CREF Mutual Funds’ holdings on Form N-Q.

Proxy voting
TIAA-CREF Mutual Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our Web Center at www.tiaa-cref.org, by calling us at 800 223-1200 to request a free copy, or on the SEC Web site at www.sec.gov. A report of how the funds voted during the 12 months ended June 30, 2004, can be found at our Web Center or at www.sec.gov.

Contacting TIAA-CREF
Three easy ways to contact us are by e-mail, using the Contact/Help link at the top of our home page, by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206, or by phone at 800 223-1200.

Fund management
TIAA-CREF Mutual Funds are managed by Teachers Advisors, Inc.’s portfolio management teams, whose members are responsible for the day-to-day operations of the funds.

Special Terms

Agency securities bonds issued by U.S. government entities such as Fannie Mae (Federal National Mortgage Association).

Asset-backed securities bonds backed by loans or by the outstanding amounts owed to a bank, credit card company, or other lender.

4 | 2004 Semiannual Report TIAA-CREF Mutual Funds

Benchmark (benchmark index) a group of securities, such as the Russell 3000® Index or S&P 500® Index, used to compare the performance of an investment.

Commercial paper short-term debt obligations issued to investors by banks, corporations, and other borrowers. Maturities range from 1 to 270 days.

Expense ratio the amount that investors pay for the management of a mutual fund. The amount is expressed as a percentage of the fund’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Maturity the amount of time until a bond expires and the borrower is repaid in full.

Mortgage-backed securities bonds that represent an interest in a pool of mortgages issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), or other federal entities.

Overweight holdings A security is said to be “overweight” if the percentage of a fund invested in that security is larger than that security’s percentage of a benchmark, in terms of market capitalization. Fund managers may overweight those securities they think will produce higher returns than the benchmark. See also “Underweight holdings.”

Peer group a group of mutual funds with a similar objective whose performance is compared with the performance of a single mutual fund.

Relative performance the return of a mutual fund in relationship to the return of its benchmark index.

Securities a general name for stocks (also known as “equities”), bonds (also known as “fixed income”), or other investments.

Total return the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the fund’s holdings.

Underweight holdings A security is said to be “underweight” if the percentage of a fund invested in that security is smaller than that security’s percentage of a benchmark, in terms of market capitalization. Fund managers may underweight those securities they think will produce smaller returns than the benchmark. See also “Overweight holdings.”

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  5

Important Information about Expenses

D I S C L O S U R E

Shareholders in the TIAA-CREF Mutual Funds incur only one of two potential types of costs.
  Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends, or on other distributions. There are also no redemption fees or exchange fees.
  However, they do incur ongoing costs, including management fees and other Fund expenses.

The examples that appear on the Performance pages are intended to help you understand your ongoing costs (in dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004.

Actual expenses
The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period.

     Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid” to estimate the expenses you paid.

Hypothetical example for comparison purposes
The second line in the table shows hypothetical fund values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses—which is not the fund’s actual return.

     Do not use the hypothetical fund values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual fund with the ongoing costs of other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6 | 2004 Semiannual Report TIAA-CREF Mutual Funds

International Equity Fund  | Foreign Stocks

D I S C U S S I O N

Performance in the six months
ended June 30, 2004

The International Equity Fund returned 5.09% for the period, outperforming both the 4.56% return of the fund’s benchmark, the Morgan Stanley EAFE® Index, and the 3.12% average return of similar funds, as measured by the Morningstar Foreign Large Blend category.

Foreign stock prices level off
In the first quarter, the EAFE’s results were driven by a 15.14% surge in its Japan component. European results were much weaker: British stocks, the best-performing in Europe, gained only 1.81%, and the EAFE returned 4.34% for the quarter.

     Second-quarter gains were constrained by relatively high valuations and by worries about rising interest rates. Even so, the EAFE advanced 2.41%, as denominated in local currencies, versus the 1.33% return of the Russell 3000® Index, a broad measure of the U.S. stock market. With the pound, the euro, and the yen all down against the dollar, however, the EAFE’s second-quarter gain was trimmed to 0.22% in dollar terms.

Stock selections beat the benchmark
The fund’s returns exceeded the benchmark’s because of successful stock selection in both the European and Asia-Pacific regions.

     The European segment benefited from holdings such as Reckitt Benckiser, a British consumer products company; Nobel Biocare Holding, a Swedish dental implant company; and Puma, a German athletic goods manufacturer. Detractors from relative performance included holdings in British food service company Compass Group and Swiss temporary help company Adecco.

     Relative performance in the Asia-Pacific segment was helped by several Japanese holdings, including internet software company Access and financial services company Orient, two firms that did not appear in the EAFE Index as of June 30. The fund also benefited from underweight positions in companies that included telecommunications company NTT DoCoMo and overweight holdings in such firms as Daido Life Insurance Company.

     Detractors from relative performance included underweight holdings in companies such as Mizuho Financial Group, and overweight positions in firms such as Shin-Etsu Chemical and Shinsei Bank. These three companies are based in Japan.

     (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes.)

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  7

International Equity Fund  | Foreign Stocks

Investment Objective

Seeks favorable long-term returns, mainly through capital appreciation

The Fund’s Benchmark

The Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index tracks the performance of stocks in developed countries around the world, excluding the United States and Canada. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest directly in this index.

Performance as of 6/30/2004				Ticker Symbol: TIINX

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]

International Equity Fund	35.45%	2.20%	4.73%	5.09%	11.51%	37.21%
Benchmark:
Morgan Stanley EAFE Index	32.37	0.10	2.96	4.56	0.52	22.06
Peer group:
Morningstar Foreign Large Blend	27.79	–0.27	2.25	3.12	–1.35	17.81

*The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org or call 800 223-1200.

__
1 Inception date: 9/2/1997

8 | 2004 Semiannual Report TIAA-CREF Mutual Funds

P E R F O R M A N C E

$10,000 Since 9/2/1997 Inception

An investment of $10,000 in this fund on September 2, 1997, would have grown to $13,721 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Best quarter: 36.65%, for the quarter ended December 31, 1999.
Worst quarter: –20.18%, for the quarter ended September 30, 2002.

__
* Partial year

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  9

International Equity Fund  | Foreign Stocks

P E R F O R M A N C E

Fund Expenses

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	International Equity Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)

Actual return	$1,000.00	$1,050.90	$2.46
5% annual hypothetical return	1,000.00	1,022.57 ‡	2.43

†	Expenses Paid is based on the fund’s actual expense ratio of 0.24% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Diversification Among World Markets

Percent of
Country	Net Assets

Japan	24.0
United Kingdom	23.8
Switzerland	12.5
France	9.2
Germany	7.9
Australia	4.8
Netherlands	4.5
Italy	3.6
15 Other Nations	9.0
Short-Term Investments	0.7

Total	100.0

Capitalization (as of 6/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	79.24
Middle: $1 billion–$5 billion	16.63
Small: Under $1 billion	4.13

Total	100.00

Fund Facts

Inception Date	9/2/1997

Net Assets (6/30/2004)	$317.76 million

10 | 2004 Semiannual Report TIAA-CREF Mutual Funds

Growth Equity Fund  | Large-Cap Growth Stocks

D I S C U S S I O N

Performance in the six months
ended June 30, 2004

The Growth Equity Fund returned 2.07% for the period, compared with 2.74% for its benchmark, the Russell 1000® Growth Index, and the 2.42% average return of similar funds, as measured by the Morningstar Large Growth category.

Stocks post small gains
After surging 29.75% in 2003, the large-cap stocks of the Russell 1000 Growth Index delivered only 0.79% in the first quarter of 2004 and 1.94% in the second. Its modest 2.74% six-month return trailed that of its value counterpart, the Russell 1000 Value Index, which gained 3.94%, following a 30.03% increase in 2003.

     The overall U.S. stock market, as measured by the Russell 3000® Index, rose 3.59% during the first half of the year. Its advance was led by the solid gains of the small-cap Russell 2000® Index, up 6.76%, and the Russell Midcap® Index, up 6.67%. (These two indexes are subsets of the Russell 3000.)

Fund contributors and detractors
The fund lagged its benchmark because of a number of stock selections that did not perform as anticipated. These included media giant Clear Channel Communications, software provider Intuit, and Novellus Systems, which manufactures parts for microprocessor makers. The fund had larger weightings of these stocks than the benchmark. Underweight holdings that included Yahoo, biotechnology company Biogen Idec, and AT&T Wireless also detracted from performance.

     These detractors were partly offset by positive contributions to relative performance from holdings such as online auctioneer eBay, Starwood Hotels, and St. Jude Medical, which makes heart valves and other surgical implants. The fund had larger weightings of these stocks than the benchmark. The fund also benefited from a holding in Monsanto, which is not included in the benchmark index, and from its below-benchmark weightings in firms such as Intel, the microprocessor maker; global media conglomerate Viacom; and Applied Materials, a supplier of products and services for semiconductor companies.

     The fund invested 3.91% of its total invested assets in foreign securities as of June 30, 2004. (Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation and political and economic changes. Also, due to their relatively high valuations, growth stocks are typically more volatile than value stocks.)

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  11

Growth Equity Fund  | Large-Cap Growth Stocks

Investment Objective

Seeks a favorable long-term return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks

The Fund’s Benchmark

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which tracks the stocks of large domestic companies, based on total market capitalization. The Russell 1000 Growth Index represents those stocks of the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates. Both indexes are weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest directly in these indexes.

Performance as of 6/30/2004				Ticker Symbol: TIGEX

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]

Growth Equity Fund	16.11%	–7.86%	1.36%	2.07%	–33.63%	9.66%
Benchmark:
Russell 1000 Growth Index[2]	17.88	–6.47	2.29	2.74	–28.45	16.75
Peer group:
Morningstar Large Growth	16.58	–4.89	2.62	2.42	–22.19	21.98

*The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org or call 800 223-1200.

__
1 Inception date: 9/2/1997
2 Russell 1000 is a trademark and service mark of the Frank Russell Company.

12 | 2004 Semiannual Report TIAA-CREF Mutual Funds

P E R F O R M A N C E

$10,000 Since 9/2/1997 Inception

An investment of $10,000 in this fund on September 2, 1997, would have grown to $10,966 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Best quarter: 28.36%, for the quarter ended December 31, 1998.
Worst quarter: –22.69%, for the quarter ended March 31, 2001.

__
* Partial year

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  13

Growth Equity Fund  | Large-Cap Growth Stocks

P E R F O R M A N C E

Fund Expenses

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Growth Equity Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)

Actual return	$1,000.00	$1,020.70	$2.22
5% annual hypothetical return	1,000.00	1,022.77 ‡	2.23

†	Expenses Paid is based on the fund’s actual expense ratio of 0.22% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Capitalization (as of 6/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	93.96
Middle: $1 billion–$5 billion	6.04

Total	100.00

Fund Facts

Inception Date	9/2/1997

Net Assets (6/30/2004)	$551.41 million

14 | 2004 Semiannual Report TIAA-CREF Mutual Funds

Growth & Income Fund  | Large-Cap, Dividend-Paying Stocks

D I S C U S S I O N

Performance in the six months
ended June 30, 2004

The Growth & Income Fund returned 2.65% for the period, compared with 3.44% for the fund’s benchmark, the S&P® 500 Index, and the 2.78% average return of similar funds, as measured by the Morningstar Large Blend category.

S&P 500 trails the broad market
After rising 28.68% in 2003, the large-cap stocks of the S&P 500 returned 1.69% in the first quarter of 2004 and 1.72% in the second. The Russell 3000® Index, which tracks domestic stocks of all sizes, had quarterly returns of 2.23% and 1.33% and posted a six-month gain of 3.59%. The Russell 3000 slightly outperformed the S&P 500 because of the solid gains of the small-cap Russell 2000® Index, up 6.76%, and the Russell Midcap® Index, up 6.67%. (These two indexes are subsets of the Russell 3000.)

Reasons for underperformance
The fund’s return trailed the benchmark’s because of several overweight holdings in companies that underper-formed the index. Among these were Novellus, which manufactures parts for microprocessors, and Cisco Systems. Holdings in several stocks not listed in the index, including software provider Bea Systems and Canadian National Railway, also detracted from returns, as did below-benchmark weightings in several well-performing stocks such as General Electric and Yahoo.

     Positive contributions to relative performance came from overweight holdings such as Monsanto, PepsiCo, and St. Jude Medical, which makes heart valves and other surgical implants. The fund also benefited by selecting strong performers that did not appear in the benchmark, including French utilities operator Vinci and Royal Caribbean Cruises. Below-benchmark weightings in underperforming firms such as Intel and Hewlett Packard also helped relative performance.

     The fund invested 1.19% of its total invested assets in foreign securities as of June 30, 2004. (Please note that investing in foreign securities presents certain risks not associated with domestic investments, such as currency fluctuation and political and economic changes. Also, due to their relatively high valuations, growth stocks are typically more volatile than value stocks.)

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  15

Growth & Income Fund  | Large-Cap, Dividend-Paying Stocks

Investment Objective

Seeks a favorable long-term return through capital appreciation and investment income

The Fund’s Benchmark

The S&P 500® Index includes a representative sample of 500 leading companies in leading industries of the U.S. economy. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest directly in this index.

Performance as of 6/30/2004				Ticker Symbol: TIGIX

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]

Growth & Income Fund	17.69%	–3.07%	4.93%	2.65%	–14.47%	38.99%
Benchmark:
S&P 500 Index	19.11	–2.20	5.07	3.44	–10.55	40.25
Peer group:
Morningstar Large Blend	17.63	–1.76	4.07	2.78	–8.49	32.89

*The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org or call 800 223-1200.

__
1 Inception date: 9/2/1997

16 | 2004 Semiannual Report TIAA-CREF Mutual Funds

P E R F O R M A N C E

$10,000 Since 9/2/1997 Inception

An investment of $10,000 in this fund on September 2, 1997, would have grown to $13,899 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Best quarter: 22.99%, for the quarter ended December 31, 1998.
Worst quarter: –16.54%, for the quarter ended September 30, 2002.

__
* Partial year

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  17

Growth & Income Fund  | Large-Cap, Dividend-Paying Stocks

P E R F O R M A N C E

Fund Expenses

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

		Growth & Income Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)

Actual return	$1,000.00	$1,026.50	$2.13
5% annual hypothetical return	1,000.00	1,022.87 ‡	2.13

†	Expenses Paid is based on the fund’s actual expense ratio of 0.21% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Capitalization (as of 6/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	95.52
Middle: $1 billion–$5 billion	4.35
Small: Under $1 billion	0.13

Total	100.00

Fund Facts

Inception Date	9/2/1997

Net Assets (6/30/2004)	$523.39 million

18 | 2004 Semiannual Report TIAA-CREF Mutual Funds

Equity Index Fund  | U.S. Stocks

D I S C U S S I O N

Performance in the six months
ended June 30, 2004

The Equity Index Fund gained 3.54% for the period, closely tracking the 3.59% return of its benchmark, the Russell 3000® Index, and topping the 2.78% average return of similar funds, as measured by the Morningstar Large Blend category.

Stocks slow down
After delivering double-digit returns in the fourth quarter of 2003, stocks began to moderate. During the first quarter of 2004, the Russell 3000 gained 2.23%, a modest appreciation that masked a highly volatile trading period. Persistently high unemployment numbers slowed the advance, and the market was jolted in March by the Madrid bombing.

     In the second quarter, the Russell 3000 added only 1.33% despite plenty of positive economic news, which included surging corporate profits, record home sales, and rising employment numbers. However, fears of terrorism, worries over the handover of power in Iraq, and concerns about rising interest rates tempered returns.

Value stocks and small caps performed best
For the six-month period, value stocks outperformed growth stocks. The Russell 3000 Value Index, which tracks value stocks of all sizes, gained 4.23%, while its growth counterpart, the Russell 3000 Growth Index, returned 2.96%. Across companies of various sizes, the small-cap stocks of the Russell 2000® Index increased 6.76%, edging out the Russell Midcap® Index, up 6.67%, and more than doubling the return of the predominantly large-cap Russell 1000® Index, up 3.33%.

     Within the benchmark Russell 3000, industry segment returns ranged from 19.8% for non-petroleum energy companies to –1.7% for the technology sector.

     (Although the Equity Index Fund attempts to track closely the investment performance of its benchmark index, it does not duplicate the composition of that index. Also, the fund’s performance, unlike that of its index, is affected by investment and other operating expenses. There is no guarantee that the performance of the fund will match that of its index for any period of time.)

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  19

Equity Index Fund  | U.S. Stocks

Investment Objective

Seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index

The Fund’s Benchmark

The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the publicly traded U.S. equity market. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest directly in this index.

Performance as of 6/30/2004			Ticker Symbol: TCEIX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
		since		since
	1 year	inception[1]	6 months	inception[1]

Equity Index Fund	20.24%	–4.21%	3.54%	–16.73%
Benchmark:
Russell 3000 Index[2]	20.46	–4.16	3.59	–16.53
Peer group:
Morningstar Large Blend	17.63	–4.57	2.78	–17.08

*The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org or call 800 223-1200.

__
1 Inception date: 4/3/2000
2 Russell 3000 is a trademark and service mark of the Frank Russell Company.

20 | 2004 Semiannual Report TIAA-CREF Mutual Funds

P E R F O R M A N C E

$10,000 Since 4/3/2000 Inception

An investment of $10,000 in this fund on April 3, 2000, would be worth $8,327 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Best quarter: 16.06%, for the quarter ended June 30, 2003.
Worst quarter: –17.00%, for the quarter ended September 30, 2002.

__
* Partial year

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  21

Equity Index Fund  | U.S. Stocks

P E R F O R M A N C E

Fund Expenses

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Equity Index Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)

Actual return	$1,000.00	$1,035.40	$1.32
5% annual hypothetical return	1,000.00	1,023.68 ‡	1.32

†	Expenses Paid is based on the fund’s actual expense ratio of 0.13% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Capitalization (as of 6/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	80.25
Middle: $1 billion–$5 billion	14.72
Small: Under $1 billion	5.03

Total	100.00

Fund Facts

Inception Date	4/3/2000

Net Assets (6/30/2004)	$349.73 million

22 | 2004 Semiannual Report TIAA-CREF Mutual Funds

Social Choice Equity Fund  | Socially Screened Stocks

D I S C U S S I O N

Performance in the six months
ended June 30, 2004

The Social Choice Equity Fund returned 4.35% for the period, outperforming both the 3.59% return of its benchmark, the Russell 3000® Index, and the 2.78% average return of similar funds, as measured by the Morningstar Large Blend category. Neither the benchmark nor the Morningstar category screens investments for social criteria, as does the fund.

A boost from screened companies
The fund’s performance benefited from the fact that its social screens excluded several stocks that significantly underperformed the index during the period. Among these were Pfizer, Viacom, and Citigroup. The positive effects of its screens were partly offset by the exclusion of other stocks that did well during the period, including ExxonMobil, ChevronTexaco, and General Electric.

Selected holdings adjusted to control risk
Because the social screens prevent the fund from owning some of the stocks in the Russell 3000 Index, the fund’s managers use statistical methods to ensure that the risk characteristics of the portfolio closely track those of the index. One technique is to overweight or underweight certain stocks relative to each one’s size within the Russell 3000.

     During the period, overweight holdings in Procter & Gamble, PepsiCo, Illinois Tool Works, and Valero Energy helped relative performance, while an underweight in Bank of America and an overweight in Intel detracted. (Because its social screens exclude some investments, the fund may not be able to take advantage of the same opportunities or market trends as funds that do not use such criteria.)

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  23

Social Choice Equity Fund  | Socially Screened Stocks

Investment Objective

Seeks a favorable long-term rate of return that tracks the investment performance of the U.S. stock market while giving special consideration to certain social criteria.

The Fund’s Benchmark

The Russell 3000® Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on total market capitalization, and represents about 98% of the publicly traded U.S. equity market. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest directly in this index.

Performance as of 6/30/2004			Ticker Symbol: TCSCX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
		since		since
	1 year	inception[1]	6 months	inception[1]

Social Choice Equity Fund	20.11%	–3.77%	4.35%	–15.06%
Benchmark:
Russell 3000 Index[2]	20.46	–4.16	3.59	–16.53
Peer group:
Morningstar Large Blend	17.63	–4.57	2.78	–17.08

*The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org or call 800 223-1200.

__
1 Inception date: 4/3/2000
2 Russell 3000 is a trademark and a service mark of the Frank Russell Company.

24 | 2004 Semiannual Report TIAA-CREF Mutual Funds

P E R F O R M A N C E

$10,000 Since 4/3/2000 Inception

An investment of $10,000 in this fund on April 3, 2000, would be worth $8,494 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Best quarter: 16.43%, for the quarter ended June 30, 2003.
Worst quarter: –16.41%, for the quarter ended September 30, 2002.

__
* Partial year

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  25

Social Choice Equity Fund  | Socially Screened Stocks

P E R F O R M A N C E

Fund Expenses

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Social Choice Equity Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)

Actual return	$1,000.00	$1,043.50	$1.33
5% annual hypothetical return	1,000.00	1,023.68 ‡	1.32

†	Expenses Paid is based on the fund’s actual expense ratio of 0.13% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Capitalization (as of 6/30/2004)

Percent of
Capitalization	Net Assets

Large: Over $5 billion	83.94
Middle: $1 billion–$5 billion	11.35
Small: Under $1 billion	4.71

Total	100.00

Fund Facts

Inception Date	4/3/2000

Net Assets (6/30/2004)	$98.52 million

26 | 2004 Semiannual Report TIAA-CREF Mutual Funds

Managed Allocation Fund  | Stocks and Bonds

D I S C U S S I O N

Performance in the six months
ended June 30, 2004

The Managed Allocation Fund posted a 2.51% return for the period, outperforming the 2.33% return of its benchmark, the Managed Allocation Composite Index. The average return for similar funds for the period was 1.94%, as measured by the Morningstar Moderate Allocation category.

The fund outpaces its benchmark
During the period, there were no changes in the fund’s target allocation ratio of 60% equity to 40% fixed-income investments. The fund’s performance exceeded its benchmark’s primarily on the strength of successful stock selections by the managers of the Large-Cap Value Fund and the International Equity Fund. These positive contributions more than offset the underperformance of the Growth Equity Fund, relative to its respective benchmark.

Current asset allocation
The fund’s asset allocation as of June 30, 2004, shown in the Asset Allocation table, differed slightly from the current target allocation because of fluctuations in the value of the securities in which the funds invest. (The fund shares the risk associated with the types of securities held by each of the underlying funds in which it invests, including market risk, company risk, risks associated with real estate, foreign investment risk, interest rate risk, credit risk, and prepayment and extension risk.)

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  27

Managed Allocation Fund  | Stocks and Bonds

Investment Objective

Seeks a return that reflects the broad investment performance of the financial markets through capital appreciation and investment income

The Fund’s Benchmark

The benchmark for the fund is the Managed Allocation Fund Composite Index, which is made up of the Russell 3000® Index for domestic stocks (48%), the MSCI EAFE® Index for international stocks (12%), and the Lehman Brothers U.S. Aggregate Index for domestic bonds (40%). You cannot invest directly in these indexes. Russell 3000 is a trademark and a service mark of the Frank Russell Company.

About the Fund’s Expenses

The Managed Allocation Fund operates at a zero expense ratio because the fund advisor does not receive a management fee for its services to the fund and has agreed to be responsible for providing the services reasonably necessary for the ordinary operations of the fund. Shareholders indirectly bear their pro rata share of the fees and expenses of the funds in which the Managed Allocation Fund invests. Based on the fund’s allocations as of June 30, 2004, the current expense ratio is 0.19%.

Performance as of 6/30/2004				Ticker Symbol: TIMAX

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]

Managed Allocation Fund	14.34%	1.46%	5.69%	2.51%	7.52%	46.06%
Benchmark:
Managed Allocation Composite Index	13.83	2.56	5.62	2.33	13.51	45.33
Peer group:
Morningstar Moderate Allocation	12.38	1.80	4.80	1.94	9.35	39.10

*The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org or call 800 223-1200.

__
1 Inception date: 9/2/1997

28 | 2004 Semiannual Report TIAA-CREF Mutual Funds

P E R F O R M A N C E

$10,000 Since 9/2/1997 Inception

The Managed Allocation Composite benchmark in the Performance Table differs from the returns listed for the same benchmark in the chart showing returns for a $10,000 hypothetical investment. The benchmark return since inception is 45.33% versus 49.22% in the $10,000 hypothetical chart. The difference is due to how the benchmark is calculated in linking returns for the $10,000 calculation. An investment of $10,000 in this fund on September 2, 1997, would have grown to $14,606 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Best quarter: 14.01%, for the quarter ended December 31, 1998.
Worst quarter: –9.43%, for the quarter ended March 31, 2001.

__
* Partial year

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  29

Managed Allocation Fund  | Stocks and Bonds

P E R F O R M A N C E

Fund Expenses

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Managed Allocation Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)

Actual return	$1,000.00	$1,025.10	$1.92
5% annual hypothetical return	1,000.00	1,023.08 ‡	1.92

†	Expenses Paid is based on the fund’s pro rata share of the fees and expenses of the funds in which it invests. This amounted to an annualized rate of 0.39%. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date	9/2/1997

Net Assets (6/30/2004)	$449.63 million

Asset Allocation (as of 6/30/2004)

	Percent of
Fund	Invested Assets

Bond Plus Fund	35.1
Institutional Large-Cap Value Fund	20.9
Growth Equity Fund	19.3
International Equity Fund	12.0
Equity Index Fund	3.9
Institutional Small-Cap Equity Fund	3.4
High-Yield Bond Fund	2.5
Short-Term Bond Fund	1.6
Institutional Real Estate Securities Fund	0.9
Money Market Fund	0.3
Short-Term Investments	0.1	*

Total	100.0

*Percent is based on cash available minus $0.4 million after adjustment is made for anticipated cash.

30 | 2004 Semiannual Report TIAA-CREF Mutual Funds

High-Yield Bond Fund  | High-Yield Bonds

D I S C U S S I O N

Performance in the six months
ended June 30, 2004

The High-Yield Bond Fund returned 0.68% for the period, trailing the 1.19% return of its benchmark, the Merrill Lynch BB/B Cash Pay Issuer Constrained Index, and the 1.05% average return of similar funds, as measured by the Morningstar High-Yield Bond category.

High-yield bonds post modest gains
The BB/B Cash Pay Index gained 2.43% for the first quarter, but, as interest rates rose during the second quarter, bond prices in general declined. The Lehman Brothers U.S. Aggregate Index, which tracks the broad U.S. bond market, fell 2.44%. Below-investment-grade bonds also posted negative returns; the benchmark index lost 1.21% during the second quarter.

     However, a rebound in June enabled below-investment-grade corporate bonds to top U.S. Treasury bonds of the same duration by 1.55% percentage points for the second quarter. For the six-month period, the benchmark’s 1.19% return outpaced the 0.15% return of the Lehman index.

     While high-yield bonds did not match their outsized performance of 2003—when the fund’s benchmark gained 22.78%—fundamental factors in the high-yield market strengthened during the period. Corporate earnings were up, and balance sheets improved.

      According to Moody’s, the default rate declined from 5.37% during 2003 to 3.76% for the 12 months ended June 30, 2004.

Cash holdings limit the fund’s returns
The fund lagged the benchmark in part because of its relatively large cash holdings. In the prevailing market, we were unable to find suitable investments without taking inappropriate credit risk or raising the fund’s duration, which would have increased the portfolio’s interest rate risk.

     Performance also suffered because our holdings in several well-performing bonds were underweight, relative to the benchmark, including Tyco. The negative effects of these holdings were partly offset by overweight holdings in other bonds that also outperformed the benchmark. Among these were Ad-vanstar, Capitol Records, cable TV provider Adelphia Communications, satellite TV company Echostar, and IMC Global, a chemical company.

     (Fixed-income investments are subject to a number of risks, including credit risk, current income risk, and interest rate risk. Interest rate increases can cause bond prices to decline. Investing in non-investment-grade securities presents special risks, including significantly higher credit risk.)

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  31

High-Yield Bond Fund  | High-Yield Bonds

Investment Objective

Seeks high current income and, when consistent with its primary objective, capital appreciation

The Fund’s Benchmark

The Merrill Lynch BB/B Cash Pay Issuer Constrained Index tracks the performance of bond securities that pay interest in cash and have a credit rating of BB or B. Merrill Lynch uses a composite of Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest promptly, or to repay principal in full. The index is weighted by market capitalization, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index. You cannot invest directly in this index.

Performance as of 6/30/2004			Ticker Symbol: TCHYX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
		since		since
	1 year	inception[1]	6 months	inception[1]

High-Yield Bond Fund	8.39%	7.32%	0.68%	35.04%
Benchmark:
Merrill Lynch BB/B Cash Pay
Issuer Constrained Index	8.72	7.01	1.19	33.41
Peer group:
Morningstar High-Yield Bond	9.50	4.08	1.05	19.41

*The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org or call 800 223-1200.

__
1 Inception date: 4/3/2000

32 | 2004 Semiannual Report TIAA-CREF Mutual Funds

P E R F O R M A N C E

$10,000 Since 4/3/2000 Inception

An investment of $10,000 in this fund on April 3, 2000, would have grown to $13,504 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Best quarter: 8.35%, for the quarter ended June 30, 2003.
Worst quarter: –5.57%, for the quarter ended June 30, 2002.

__
* Partial year

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  33

High-Yield Bond Fund  | High-Yield Bonds

P E R F O R M A N C E

Fund Expenses

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	High-Yield Bond Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)

Actual return	$1,000.00	$1,006.80	$1.71
5% annual hypothetical return	1,000.00	1,023.28 ‡	1.72

†	Expenses Paid is based on the fund’s actual expense ratio of 0.17% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Credit Quality of Portfolio Assets (as of 6/30/2004)

Percent of
Rating	Portfolio

Money market instruments (not rated)	8.0

Bonds
Baa/BBB	0.5
Ba/BB	32.7
B/B	55.9
Below B/B	2.9

Total	100.0

Fund Facts

Inception Date	4/3/2000

Net Assets (6/30/2004)	$222.55 million

34 | 2004 Semiannual Report TIAA-CREF Mutual Funds

Short-Term Bond Fund  | Short-Term Bonds

D I S C U S S I O N

Performance in the six months
ended June 30, 2004

The Short-Term Bond Fund returned –0.14% for the period, trailing the –0.03% return of its benchmark, the Lehman Brothers U.S. Government/ Credit 1–5 Year Index, and the –0.06% average return of similar funds, as measured by the Morningstar Short-Term Bond category.

     Bonds began the year outperforming stocks. Last year’s stock market rally slowed during the first quarter on news of continued high unemployment, and the Lehman Brothers U.S. Aggregate Index, which tracks the broad domestic bond market, gained 2.66% for the quarter, versus 2.23% for the Russell 3000® Index, which tracks U.S. stocks. The short-term bonds of the Lehman 1–5 year index posted a gain of 1.74% in the first quarter.

     Reports of greater jobs growth released in April and May, in combination with a rising Consumer Price Index, convinced many bond investors that the economy was heating up. Bond yields rose, sending bond prices—which move inversely to yields—downward. For the second quarter, the Lehman U.S. Aggregate Index dropped 2.44%, and short-term bonds lost 1.74%.

TIPS overtake corporate bonds
During the six-month period, there was increased demand for U.S. Treasury inflation-protected securities (TIPS)—fixed-income securities whose returns are designed to track a specified inflation index over the life of the security. TIPS outperformed all other fixed-income sectors, including corporate bonds, which had produced the best returns during 2003.

     Among corporate issues, lower-quality bonds (triple-B-rated) continued to outperform top-rated corporate debt because investors were favoring the highest-yielding securities and companies’ balance sheets were generally improved, reducing default risk.

Defensive strategies limit gains
At period-end, the fund’s duration was 2.29 years, which was similar to that of the index. This helped the fund’s return to track that of the index. As a defensive measure against higher interest rates, we reduced the fund’s two- and three-year bond holdings to levels slightly below those of the index.

     This strategy worked when short-term interest rates were rising but was not effective in the second half of June, when rates quickly declined. (Fixed-income investments are subject to a number of risks, including credit risk, current income risk, and interest rate risk. Interest rate increases can cause bond prices to decline.)

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  35

Short-Term Bond Fund  | Short-Term Bonds

Investment Objective

Seeks high current income consistent with preservation of capital

The Fund’s Benchmark

The Lehman Brothers U.S. Government/Credit 1–5 Year Index tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities. You cannot invest directly in this index.

Performance as of 6/30/2004			Ticker Symbol: TCSTX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
		since		since
	1 year	inception[1]	6 months	inception[1]

Short-Term Bond Fund	0.08%	6.58%	–0.14%	31.10%
Benchmark:
Lehman Brothers U.S. Government/
Credit 1–5 Year Index	0.38	6.55	–0.03	30.97
Peer group:
Morningstar Short-Term Bond	0.27	5.09	–0.06	23.49

*The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org or call 800 223-1200.

__
1 Inception date: 4/3/2000

36 | 2004 Semiannual Report TIAA-CREF Mutual Funds

P E R F O R M A N C E

$10,000 Since 4/3/2000 Inception

An investment of $10,000 in this fund on April 3, 2000, would have grown to $13,110 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Best quarter: 4.10%, for the quarter ended September 30, 2001.
Worst quarter: –1.71%, for the quarter ended June 30, 2004.

__
* Partial year

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  37

Short-Term Bond Fund  | Short-Term Bonds

P E R F O R M A N C E

Fund Expenses

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Short-Term Bond Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)

Actual return	$1,000.00	$998.60	$1.50
5% annual hypothetical return	1,000.00	1,023.48 ‡	1.52

†	Expenses Paid is based on the fund’s actual expense ratio of 0.15% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Credit Quality of Portfolio Assets (as of 6/30/2004)

Percent of
Type of Asset	Portfolio

Money market instruments (not rated)	0.6

U.S. Treasury and agency securities	47.5

Asset-backed securities	1.4

Mortgage-backed securities	1.9

Corporate bonds
Aaa/AAA	16.4
Aa/AA	8.6
A/A	13.5
Baa/BBB	10.1

Total	100.0

Fund Facts

Inception Date	4/3/2000

Net Assets (6/30/2004)	$237.85 million

38 | 2004 Semiannual Report TIAA-CREF Mutual Funds

Tax-Exempt Bond Fund  | Tax-Exempt Bonds

D I S C U S S I O N

Performance in the six months
ended June 30, 2004

The Tax-Exempt Bond Fund returned –0.54% for the period, outperforming the –0.81% return of its benchmark, the Lehman Brothers 10-Year Municipal Bond Index, and the –1.08% average return of similar funds, as measured by the Morningstar Municipal National Long category.

Municipal bond supply drops
New issues of municipal bonds kept pace with 2003 levels during the first quarter. In the second quarter, however, the supply of municipal bonds dropped as compared to last year. Two key factors led to this decline. Rising interest rates over the first half of 2004 resulted in fewer municipalities refinancing their existing debt. Also, the improving financial condition of municipalities reduced their need to raise money in the capital markets, as more projects were funded through tax revenue.

Hedge funds in the market
Historically, in a rising interest rate environment, municipals have outperformed Treasuries as the reduced supply of municipal bonds and their higher yields attract individual retail buyers. This was not the case, however, in the first half of 2004. The Lehman 10-Year U.S. Treasury Index returned –0.24%, outperforming the benchmark’s return of –0.81%. Contributing to the relative underperformance by municipals has been the increased involvement of hedge funds and arbitrage investors, who have become attracted to tax-exempt bonds because of cheaper historic valuations relative to Treasuries. These investors often exhibit nontraditional patterns of buying and selling municipal bonds.

California holdings enhance performance
The fund’s return consistently tracked that of its benchmark for the first half of the year. Overweight positions, relative to the benchmark, in California bond issues boosted relative performance, as investor confidence in the state’s fiscal health improved. Additionally, the fund’s higher coupon industrial revenue and pollution control revenue bonds, which usually hold their value in a rising interest rate environment, helped performance.

     (Please note that tax-exempt income from certain securities held by the fund may be a factor in determining whether an individual is subject to the alternative minimum tax (AMT) and such income may affect taxes paid under the AMT. Consult your tax advisor. Fixed-income investments are subject to a number of risks, including credit risks, current income risk, and interest rate risk. Interest rate increases can cause bond prices to decline.)

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  39

Tax-Exempt Bond Fund  | Tax-Exempt Bonds

Investment Objective

Seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital

The Fund’s Benchmark

The Lehman Brothers 10-Year Municipal Bond Index tracks the performance of long-term, tax-exempt bonds. These bonds must have a minimum credit rating of Baa and an outstanding par value of at least $5 million, and be issued as part of a transaction of at least $50 million. The index is weighted by market capitalization, meaning that the larger the security, the greater the effect of its return on the return of the index as a whole. You cannot invest directly in this index.

Performance as of 6/30/2004			Ticker Symbol: TCTEX

	Average Annual Compound		Cumulative Rates
	Rates of Total Return*		of Total Return*
	1 year	since inception[1]	6 months	since inception[1]

Tax-Exempt Bond Fund	0.66%	6.72%	–0.54%	31.88%
Benchmark:
Lehman Brothers 10-Year
Municipal Bond Index	0.42	6.52	–0.81	30.80
Peer group:
Morningstar Muni National Long	0.27	5.59	–1.08	26.02

*The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org or call 800 223-1200.

__
1 Inception date: 4/3/2000

40 | 2004 Semiannual Report TIAA-CREF Mutual Funds

P E R F O R M A N C E

$10,000 Since 4/3/2000 Inception

An investment of $10,000 in this fund on April 3, 2000, would have grown to $13,188 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Best quarter: 5.29%, for the quarter ended September 30, 2002.
Worst quarter: –2.41%, for the quarter ended June 30, 2004.

__
* Partial year

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  41

Tax-Exempt Bond Fund  | Tax-Exempt Bonds

P E R F O R M A N C E

Fund Expenses

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Tax-Exempt Bond Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)

Actual return	$1,000.00	$994.60	$1.50
5% annual hypothetical return	1,000.00	1,023.48 ‡	1.52

†	Expenses Paid is based on the fund’s actual expense ratio of 0.15% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Credit Quality of Portfolio Assets (as of 6/30/2004)

Percent of
Rating	Portfolio

Money market instruments (not rated)	1.2

Long-term municipal bonds
Aaa/AAA	39.1
Aa/AA	20.6
A/A	20.2
Baa/BBB	16.2
B/B	0.4
Not Rated	2.3

Total	100.0

Fund Facts

Inception Date	4/3/2000

Net Assets (6/30/2004)	$176.56 million

42 | 2004 Semiannual Report TIAA-CREF Mutual Funds

Bond Plus Fund  | Intermediate-Term Bonds

D I S C U S S I O N

Performance in the six months
ended June 30, 2004

The Bond Plus Fund returned 0.17% for the period, outpacing the 0.15% return of its benchmark, the Lehman Brothers U.S. Aggregate Index, and the
–0.17% average return of similar funds, as measured by the Morningstar Intermediate-Term Bond category.

     Investor demand for bonds increased in the first quarter, as momentum from last year’s stock market rally slowed on news of continued high unemployment. The Lehman index rose 2.66%.

     By the second quarter, reports of greater jobs growth, plus a substantial rise in the Consumer Price Index, convinced many bond investors that the economy was heating up. Bond yields rose, sending bond prices—which move inversely to yields—downward. In one of its worst quarters in a decade, the Lehman index sank 2.44%.

TIPS overtake corporate bonds
Demand for U.S. Treasury inflation-protected securities (TIPS) increased during the period, and they outperformed all other fixed-income sectors, including corporate bonds, which had produced the best returns during 2003. The performance of lower-quality issues (triple-B-rated) and mortgage-and asset-backed securities remained positive. The yield of the 10-year Treasury note varied widely, from 4.25% at the start of the year, to 3.82% after three months, to 4.57% by the end of June.

Defensive strategies limit gains
Keeping the fund’s duration close to the benchmark’s helped performance in the first quarter, when interest rates fell. However, a defensive position throughout the period in mortgage-backed securities of shorter duration —our attempt to counter rising interest rates—did not work as anticipated, nor did an overweight position in corporate bonds, which generally perform well in a rising-rate environment.

     The fund’s overall option-adjusted duration—a measure of the portfolio’s sensitivity to interest-rate changes—was 4.53 years as of June 30, 2004, versus 4.77 for the benchmark. Keeping the fund’s duration close to that of the benchmark index helps mitigate the risk that the fund will underper-form the index. (Fixed-income investments are subject to a number of risks, including credit risk, current income risk, and interest rate risk. Interest rate increases can cause bond prices to decline.)

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  43

Bond Plus Fund  | Intermediate-Term Bonds

Investment Objective

Seeks a favorable long-term return, primarily through high current income consistent with preserving capital

The Fund’s Benchmark

The Lehman Brothers U.S. Aggregate Index tracks the performance of the U.S. investment-grade fixed-rate bond market, including government and agency securities, corporate bonds, and mortgage-backed and asset-backed securities. You cannot invest directly in this index.

Performance as of 6/30/2004				Ticker Symbol: TIPBX

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return*
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]

Bond Plus Fund	0.10%	7.03%	6.84%	0.17%	40.53%	57.26%
Benchmark:
Lehman Brothers U.S.
Aggregate Index	0.32	6.94	6.79	0.15	39.93	56.69
Peer group:
Morningstar
Intermediate-Term Bond	0.19	6.07	5.79	–0.17	34.26	47.06

*The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org or call 800 223-1200.

__
1 Inception date: 9/2/1997

44 | 2004 Semiannual Report TIAA-CREF Mutual Funds

P E R F O R M A N C E

$10,000 Since 9/2/1997 Inception

An investment of $10,000 in this fund on September 2, 1997, would have grown to $15,726 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Best quarter: 5.11%, for the quarter ended September 30, 2002.
Worst quarter: –2.42%, for the quarter ended June 30, 2004.

__
* Partial year

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  45

Bond Plus Fund  | Intermediate-Term Bonds

P E R F O R M A N C E

Fund Expenses

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Bond Plus Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)

Actual return	$1,000.00	$1,001.70	$1.50
5% annual hypothetical return	1,000.00	1,023.48 ‡	1.52

†	Expenses Paid is based on the fund’s actual expense ratio of 0.15% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Fund Facts

Inception Date	9/2/1997

Net Assets (6/30/2004)	$439.81 million

Holdings by Market Sector (as of 6/30/2004)

Mortgage-backed securities*	36.1%
U.S. government securities	35.2
Corporate bonds	25.0
Money market instruments	2.3
Yankees†	1.4

Total	100.0
*	Includes government-backed, private-label, and asset-backed securities

†	Foreign government and corporate bonds denominated in U.S. dollars

Risk Characteristics*:
Bond Plus vs. Benchmark (as of 6/30/2004)

		Option-Adjusted
	Average Maturity	Duration
	(In Years)	(In Years)

Bond Plus	6.81	4.53
Lehman Brothers
U.S. Aggregate
Index	7.47	4.77

* As calculated using an analytical model developed by CMS Bond Edge, a widely recognized risk analytic software package

About Duration

Duration indicates the sensitivity of a bond to changes in interest rates and is measured in years: the lower the duration, the lower the bond’s potential volatility. In order to minimize risk, we seek to keep the fund’s average duration similar to the benchmark’s.

46 | 2004 Semiannual Report TIAA-CREF Mutual Funds

Money Market Fund  | Cash Equivalents

D I S C U S S I O N

Performance in the six months
ended June 30, 2004

The Money Market Fund returned 0.41% for the period, topping the 0.26% return of its benchmark, the iMoneyNet Money Fund Report AveragesTM—All Taxable.

     The period began with the short-term federal funds interest rate at a historically low 1%. (This rate is the one commercial U.S. banks charge one another for overnight loans.) Following forecasts of higher jobs growth, February’s employment report disappointed investors; the Federal Reserve left rates unchanged. However, with reports of strong jobs growth in March and April—and other signs that the economy was heating up—the Fed raised the federal funds rate to 1.25% on June 30.

A tight market
During the first quarter, the London Interbank Offered Rate (LIBOR) curve was relatively flat, spreads between short-term instruments remained tight, and the supply of high-quality commercial paper was limited. (The LIBOR is the interest rate that banks charge one another to borrow money on the London market and is the most widely used benchmark for short-term interest rates.) However, as a Fed rate increase became more of a certainty during the second quarter, the LIBOR jumped, and supply increased.

Asset allocations add value
About 73% of the fund’s holdings was invested in commercial paper, distributed almost equally between corporate and asset-backed securities. Because of the shortage of high-quality offerings, the fund continued to invest moderately in government agency securities, which made up approximately 16% of its holdings.

     Anticipating a rate increase, many money managers began favoring securities with shorter maturities. At the end of the second quarter, the fund’s weighted average maturity was 54 days, down from a high of 65 days earlier in the period, and the weighted average maturity of the benchmark was 46 days.

A schedule of investments is available
We have not included a list of the portfolio’s 50 largest holdings in this report because the portfolio contains a large number of relatively small holdings and a summary of them would not provide a representative view of the fund’s investments. A complete schedule of investments for the Money Market Fund is available without charge, on request, by calling TIAA-CREF at 800 223-1200. It can be accessed electronically at www.tiaa-cref.org, by using the “Publications” link at the top of our home page, or by visiting the SEC’s website at www.sec.gov.

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  47

Money Market Fund  | Cash Equivalents

Investment Objective

Seeks high current income consistent with maintaining liquidity and preserving capital

The Fund’s Benchmark

The iMoneyNet Money Fund Report AveragesTM—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest directly in this index.

Net Annualized Yield (for the 7 days ending 6/29/2004)

	Current Yield	Effective Yield

Money Market Fund	0.90%	0.91%
iMoneyNet Money Fund
Report Averages—
All Taxable	0.59%	0.59%

Average Maturity (as of 6/29/2004)

Days

Money Market Fund	54
iMoneyNet Money Fund Report
Averages—All Taxable	46

Performance as of 6/30/2004				Ticker Symbol: TIAXX

	Average Annual Compound			Cumulative Rates
	Rates of Total Return*			of Total Return
			since			since
	1 year	5 years	inception[1]	6 months	5 years	inception[1]

Money Market Fund	0.83%	3.18%	3.75%	0.41%	16.99%	28.56%
Benchmark:
iMoneyNet Money Fund
Report Averages—All Taxable	0.53	2.83	3.38	0.26	14.86	25.36

*The returns quoted represent past performance, which is no guarantee of future results, and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org or call 800 223-1200.

__
1 Inception date: 9/2/1997

__
Investments in the TIAA-CREF Money Market Fund are not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

48 | 2004 Semiannual Report TIAA-CREF Mutual Funds

P E R F O R M A N C E

$10,000 Since 9/2/1997 Inception

An investment of $10,000 in this fund on September 2, 1997, would have grown to $12,856 as of June 30, 2004, including reinvestment of dividends. For the purpose of comparison, the graph also shows the change in the fund’s benchmark during the same period.

Calendar Year Total Returns

Best quarter: 1.63%, for the quarter ended December 31, 2000.
Worst quarter: 0.20%, for the quarter ended March 31, 2004.

__
* Partial year

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  49

Money Market Fund  | Cash Equivalents

P E R F O R M A N C E

Fund Expenses

The examples that appear below are intended to help you understand your ongoing costs (in dollars) of investing in each fund. They are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

     The examples assume $1,000 was invested on December 31, 2003, and held for six months until June 30, 2004. Please see page 6 for a full description of the assumptions on which these examples are based and an explanation of how you can use this expense information.

	Money Market Fund Expense Example
	Starting Fund Value	Ending Fund Value	Expenses Paid†
	(12/31/03)	(6/30/04)	(1/1/04–6/30/04)

Actual return	$1,000.00	$1,004.10	$1.40
5% annual hypothetical return	1,000.00	1,023.58 ‡	1.42

†	Expenses Paid is based on the fund’s actual expense ratio of 0.14% for the period. This was converted into dollars and cents by the following process: the ratio was annualized, multiplied by the average fund value during the period, and then multiplied by 182/366, the number of days in the first half of 2004.

‡	Ending Fund Value for the hypothetical example would be $1,025.00 before expenses. The table shows the value after the subtraction of expenses in order to be comparable with the Ending Fund Value shown for the fund’s actual return.

Asset Allocation (as of 6/30/2004)

Percent of
Net Assets

Commercial paper and corporate notes	73.1
U.S. government and agency securities	16.2
Certificates of deposit	8.4
Floating-rate securities	2.3

Total	100.0

Fund Facts

Inception Date	9/2/1997

Net Assets (6/30/2004)	$609.41 million

50 | 2004 Semiannual Report TIAA-CREF Mutual Funds

International Equity Fund  | Top Holdings as of June 30, 2004 (Unaudited)

						% OF NET
	ISSUER			SHARES	VALUE	ASSETS

	CORPORATE BONDS
	INSURANCE CARRIERS				$ 19,076	0.01%

		TOTAL CORPORATE BONDS	(Cost $12,724)		19,076	0.01

	COMPANY

	PREFERRED STOCKS
	MOTION PICTURES				48,294	0.02
	PRINTING AND PUBLISHING				935,486	0.29

		TOTAL PREFERRED STOCKS	(Cost $866,742)		983,780	0.31

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES				151	0.00

	APPAREL AND ACCESSORY STORES
	Fast Retailing Co Ltd			28,200	2,282,051	0.72
	Other Securities				404,933	0.13

		TOTAL APPAREL AND ACCESSORY STORES			2,686,984	0.85

	APPAREL AND OTHER TEXTILE PRODUCTS				331,023	0.10

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Wolseley plc			199,211	3,088,851	0.97

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			3,088,851	0.97

	BUSINESS SERVICES
	Public Power Corp			82,020	1,955,877	0.62
	Other Securities				11,304,385	3.55

		TOTAL BUSINESS SERVICES			13,260,262	4.17

	CHEMICALS AND ALLIED PRODUCTS
*	Actelion NV			18,504	2,127,576	0.67
	GlaxoSmithKline plc			280,925	5,685,545	1.79
	Novartis AG. (Regd)			83,251	3,672,643	1.16
	Reckitt Benckiser plc			271,755	7,693,039	2.42
	Sanofi-Synthelabo S.A.			50,174	3,180,403	1.00
	Shin-Etsu Chemical Co Ltd			60,685	2,169,010	0.68
	Takeda Chemical Industries Ltd			46,422	2,037,863	0.64
	Other Securities				7,612,998	2.40

		TOTAL CHEMICALS AND ALLIED PRODUCTS			34,179,077	10.76

	COAL MINING				645,476	0.20

	COMMUNICATIONS
	KDDI Corp			548	3,133,868	0.99
	Telefonica S.A.			182,305	2,694,887	0.85
	Vodafone Group plc			1,416,697	3,102,284	0.98
	Vodafone Group plc (Spon ADR)			102,530	2,265,913	0.71
	Other Securities				8,829,272	2.77

		TOTAL COMMUNICATIONS			20,026,224	6.30

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 51

International Equity Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	DEPOSITORY INSTITUTIONS
	ABN Amro Holding NV		101,937	$ 2,229,909	0.70%
	Banca Intesa S.p.A.		747,510	2,919,361	0.92
	Depfa Bank plc		230,238	3,344,622	1.05
	Deutsche Bank AG. (Regd)		34,663	2,723,516	0.86
*	HSBC Holdings plc (United Kingdom)		262,789	3,907,856	1.23
	Mitsubishi Tokyo Financial Group, Inc		314	2,906,475	0.91
	Royal Bank Of Scotland Group plc		404,785	11,657,150	3.67
	Shinsei Bank Ltd		348,000	2,219,750	0.70
	UBS AG. (Regd)		97,852	6,895,113	2.17
	Other Securities			14,944,804	4.70

		TOTAL DEPOSITORY INSTITUTIONS		53,748,556	16.91

	EATING AND DRINKING PLACES
	Compass Group plc		1,390,604	8,486,059	2.67
	Other Securities			207,522	0.07

		TOTAL EATING AND DRINKING PLACES		8,693,581	2.74

	ELECTRIC, GAS, AND SANITARY SERVICES
	E.ON AG.		84,635	6,106,191	1.92
	Puma AG. Rudolf Dassler Sport		11,145	2,832,186	0.89
	Other Securities			5,133,726	1.62

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		14,072,103	4.43

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	Kyocera Corp		26,100	2,214,966	0.70
	Nokia Oyj		137,916	1,990,055	0.63
	STMicroelectronics NV		221,672	4,862,642	1.53
	Other Securities			7,875,214	2.47

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		16,942,877	5.33

	FABRICATED METAL PRODUCTS
	Geberit AG. (Regd)		4,293	2,862,229	0.90
	Other Securities			815,709	0.26

		TOTAL FABRICATED METAL PRODUCTS		3,677,938	1.16

	FOOD AND KINDRED PRODUCTS
	Groupe Danone		29,305	2,556,387	0.80
	Pernod-Ricard		16,046	2,051,801	0.65
	Other Securities			4,513,122	1.42

		TOTAL FOOD AND KINDRED PRODUCTS		9,121,310	2.87

	FOOD STORES
*	Royal Ahold NV		384,804	3,019,708	0.95
	Tesco plc		1,872,790	9,042,660	2.85
	Other Securities			1,374,373	0.43

		TOTAL FOOD STORES		13,436,741	4.23

	FURNITURE AND FIXTURES			6,158	0.00

	FURNITURE AND HOMEFURNISHINGS STORES			274,371	0.09

	GENERAL BUILDING CONTRACTORS			1,515,472	0.48

	GENERAL MERCHANDISE STORES			1,544,163	0.49

	HEALTH SERVICES			191,303	0.06

52 | 2004 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

International Equity Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	HEAVY CONSTRUCTION, EXCEPT BUILDING
	Vinci S.A.		55,722	$ 5,613,358	1.77%
	Other Securities			241,261	0.07

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING		5,854,619	1.84

	HOLDING AND OTHER INVESTMENT OFFICES			6,037,952	1.90

	HOTELS AND OTHER LODGING PLACES			212,505	0.07

	INDUSTRIAL MACHINERY AND EQUIPMENT			5,696,720	1.79

	INSTRUMENTS AND RELATED PRODUCTS
	The Swatch Group AG. (Regd)		181,923	4,851,667	1.53
	Other Securities			4,366,294	1.37

		TOTAL INSTRUMENTS AND RELATED PRODUCTS		9,217,961	2.90

	INSURANCE AGENTS, BROKERS AND SERVICE			24,203	0.01

	INSURANCE CARRIERS
	Zurich Financial Services AG.		25,449	4,018,317	1.26
	Other Securities			10,282,744	3.24

		TOTAL INSURANCE CARRIERS		14,301,061	4.50

	LEATHER AND LEATHER PRODUCTS			37,658	0.01

	LOCAL AND INTERURBAN PASSENGER TRANSIT			826,461	0.26

	LUMBER AND WOOD PRODUCTS			166,476	0.05

	METAL MINING			3,885,552	1.22

	MISCELLANEOUS MANUFACTURING INDUSTRIES			149,938	0.05

	MISCELLANEOUS RETAIL			659,508	0.21

	MOTION PICTURES			81,277	0.03

	NONDEPOSITORY INSTITUTIONS
*	Hypo Real Estate Holding		103,048	3,022,752	0.95
	Other Securities			756,869	0.24

		TOTAL NONDEPOSITORY INSTITUTIONS		3,779,621	1.19

	NONMETALLIC MINERALS, EXCEPT FUELS			35,577	0.01

	OIL AND GAS EXTRACTION
	Total S.A.		12,517	2,386,354	0.75
	Other Securities			1,014,893	0.32

		TOTAL OIL AND GAS EXTRACTION		3,401,247	1.07

	PAPER AND ALLIED PRODUCTS			2,674,541	0.84

	PETROLEUM AND COAL PRODUCTS
	BHP Billiton Ltd		255,518	2,230,263	0.70
	BP plc		208,069	1,837,612	0.58
	BP plc (Spon ADR)		37,316	1,999,018	0.63
	ENI S.p.A.		146,378	2,906,442	0.91
	Nippon Oil Corp		327,000	2,058,828	0.65
	Royal Dutch Petroleum Co		83,458	4,282,923	1.35
	Other Securities			346,149	0.11

		TOTAL PETROLEUM AND COAL PRODUCTS		15,661,235	4.93

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 53

International Equity Fund | Top Holdings as of June 30, 2004 (Unaudited)   concluded

						% OF NET
	COMPANY			SHARES	VALUE	ASSETS

	PRIMARY METAL INDUSTRIES				$ 312,196	0.10%

	PRINTING AND PUBLISHING
	Reed Elsevier NV			67,022	940,998	0.30
	Reed Elsevier plc			703,601	6,839,254	2.15
	Other Securities				833,196	0.26

		TOTAL PRINTING AND PUBLISHING			8,613,448	2.71

	RAILROAD TRANSPORTATION				966,700	0.30

	REAL ESTATE				650,227	0.20

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS				44,838	0.01

	SECURITY AND COMMODITY BROKERS
	Man Group plc			90,315	2,338,867	0.74
	Other Securities				2,745,887	0.86

		TOTAL SECURITY AND COMMODITY BROKERS			5,084,754	1.60

	STONE, CLAY, AND GLASS PRODUCTS
	Holcim Ltd (Regd)			136,995	7,449,185	2.34
	Other Securities				1,037,326	0.33

		TOTAL STONE, CLAY, AND GLASS PRODUCTS			8,486,511	2.67

	TOBACCO PRODUCTS				93,259	0.03

	TRANSPORTATION BY AIR				590,592	0.19

	TRANSPORTATION EQUIPMENT
*	Fiat S.p.A.			356,076	2,980,553	0.94
	Toyota Motor Corp			100,800	4,083,178	1.28
	Other Securities				3,722,061	1.17

		TOTAL TRANSPORTATION EQUIPMENT			10,785,792	3.39

	TRUCKING AND WAREHOUSING				1,085,469	0.34

	WATER TRANSPORTATION				431,219	0.14

	WHOLESALE TRADE-DURABLE GOODS				2,161,678	0.68

	WHOLESALE TRADE-NONDURABLE GOODS
	Celesio AG.			56,314	3,364,059	1.06
	Other Securities				1,316,027	0.41

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			4,680,086	1.47

		TOTAL COMMON STOCKS	(Cost $292,217,845)		314,133,502	98.85

		TOTAL PORTFOLIO	(Cost $293,097,311)		315,136,358	99.17
		OTHER ASSETS & LIABILITIES, NET			2,627,603	0.83

		NET ASSETS			$317,763,961	100.00%

________
*Non-income producing
________
For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

54 | 2004 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth Equity Fund | Top Holdings as of June 30, 2004 (Unaudited)

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	COMMON STOCKS
	APPAREL AND ACCESSORY STORES
	Gap, Inc		237,477	$ 5,758,817	1.04%

		TOTAL APPAREL AND ACCESSORY STORES		5,758,817	1.04

	APPAREL AND OTHER TEXTILE PRODUCTS			3,211,601	0.58

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Lowe’s Cos		174,143	9,151,215	1.66

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES		9,151,215	1.66

	BUSINESS SERVICES
	Microsoft Corp		573,487	16,378,789	2.97
*	Oracle Corp		497,335	5,933,207	1.08
	SAP AG. (Spon ADR)		188,709	7,889,923	1.43
*	Symantec Corp		127,898	5,599,374	1.02
*	Yahoo!, Inc		153,805	5,587,736	1.01
	Other Securities			15,440,316	2.80

		TOTAL BUSINESS SERVICES		56,829,345	10.31

	CHEMICALS AND ALLIED PRODUCTS
*	Amgen, Inc		73,331	4,001,673	0.73
*	Biogen Idec, Inc		78,231	4,948,111	0.90
*	Forest Laboratories, Inc		122,333	6,927,718	1.26
*	Genentech, Inc		93,494	5,254,363	0.95
*	Gilead Sciences, Inc		102,984	6,899,928	1.25
*	IVAX Corp		164,775	3,952,952	0.72
	Lilly (Eli) & Co		142,870	9,988,042	1.81
	Pfizer, Inc		824,691	28,270,407	5.13
	Procter & Gamble Co		404,671	22,030,289	4.00
	Other Securities			13,712,615	2.47

		TOTAL CHEMICALS AND ALLIED PRODUCTS		105,986,098	19.22

	COMMUNICATIONS			2,439,665	0.44

	DEPOSITORY INSTITUTIONS
	Citigroup, Inc		86,824	4,037,316	0.73
	Other Securities			3,733,832	0.68

		TOTAL DEPOSITORY INSTITUTIONS		7,771,148	1.41

	EATING AND DRINKING PLACES			2,204,391	0.40

	EDUCATIONAL SERVICES
*	Apollo Group, Inc (Class A)		68,570	6,054,045	1.10

		TOTAL EDUCATIONAL SERVICES		6,054,045	1.10

	ELECTRIC, GAS, AND SANITARY SERVICES			1,125,070	0.20

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	Intel Corp		536,154	14,797,850	2.68
	Maxim Integrated Products, Inc		112,662	5,905,742	1.07
	Motorola, Inc		533,167	9,730,298	1.76
*	Novellus Systems, Inc		134,681	4,234,371	0.77
	Qualcomm, Inc		155,350	11,337,443	2.06
	Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)		1,012,983	8,417,889	1.53
	Other Securities			6,330,862	1.15

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		60,754,455	11.02

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 55

Growth Equity Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	ENGINEERING AND MANAGEMENT SERVICES
*	Accenture Ltd (Class A)		245,842	$ 6,755,738	1.23%
	Monsanto Co		177,685	6,840,873	1.24
	Other Securities			416,668	0.07

		TOTAL ENGINEERING AND MANAGEMENT SERVICES		14,013,279	2.54

	FABRICATED METAL PRODUCTS			667,394	0.12

	FOOD AND KINDRED PRODUCTS
	PepsiCo, Inc		228,785	12,326,936	2.24
	Other Securities			9,841,805	1.78

		TOTAL FOOD AND KINDRED PRODUCTS		22,168,741	4.02

	FURNITURE AND FIXTURES			409,791	0.07

	FURNITURE AND HOMEFURNISHINGS STORES			2,565,999	0.47

	GENERAL MERCHANDISE STORES
	Target Corp		174,543	7,412,841	1.34
	Wal-Mart Stores, Inc		186,575	9,843,697	1.79
	Other Securities			3,553,342	0.64

		TOTAL GENERAL MERCHANDISE STORES		20,809,880	3.77

	HEALTH SERVICES
*	Express Scripts, Inc		84,781	6,717,199	1.22
	Health Management Associates, Inc (Class A)		194,438	4,359,300	0.79

		TOTAL HEALTH SERVICES		11,076,499	2.01

	HOTELS AND OTHER LODGING PLACES
	Starwood Hotels & Resorts Worldwide, Inc		149,709	6,714,449	1.22

		TOTAL HOTELS AND OTHER LODGING PLACES		6,714,449	1.22

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co		113,059	10,176,441	1.85
*	Cisco Systems, Inc		873,858	20,710,435	3.76
*	Dell, Inc		402,963	14,434,135	2.62
	Other Securities			12,817,033	2.31

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		58,138,044	10.54

	INSTRUMENTS AND RELATED PRODUCTS
	Guidant Corp		94,201	5,263,952	0.95
	Medtronic, Inc		238,031	11,596,870	2.10
*	St. Jude Medical, Inc		111,069	8,402,370	1.52
*	Zimmer Holdings, Inc		74,196	6,544,087	1.19
	Other Securities			3,637,031	0.67

		TOTAL INSTRUMENTS AND RELATED PRODUCTS		35,444,310	6.43

	INSURANCE AGENTS, BROKERS AND SERVICE			3,314,737	0.60

	INSURANCE CARRIERS
	American International Group, Inc		75,672	5,393,900	0.98
	Other Securities			5,527,333	1.00

		TOTAL INSURANCE CARRIERS		10,921,233	1.98

	MISCELLANEOUS MANUFACTURING INDUSTRIES			1,138,070	0.21

56 | 2004 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth Equity Fund | Top Holdings as of June 30, 2004 (Unaudited)   concluded

						% OF NET
	COMPANY			SHARES	VALUE	ASSETS

	MISCELLANEOUS RETAIL
	Staples, Inc			154,553	$ 4,529,948	0.82%
*	eBay, Inc			97,669	8,980,665	1.63

		TOTAL MISCELLANEOUS RETAIL			13,510,613	2.45

	MOTION PICTURES
*	Time Warner, Inc			394,305	6,931,882	1.26

		TOTAL MOTION PICTURES			6,931,882	1.26

	NONDEPOSITORY INSTITUTIONS
	American Express Co			268,853	13,813,667	2.51
	Fannie Mae			192,025	13,702,904	2.49
	MBNA Corp			243,108	6,269,755	1.14
	Other Securities				1,074,581	0.18

		TOTAL NONDEPOSITORY INSTITUTIONS			34,860,907	6.32

	OIL AND GAS EXTRACTION				1,969,815	0.36

	PERSONAL SERVICES				1,223,595	0.22

	PRINTING AND PUBLISHING
	News Corp Ltd (Spon ADR)			159,318	5,238,376	0.95

		TOTAL PRINTING AND PUBLISHING			5,238,376	0.95

	SECURITY AND COMMODITY BROKERS
	Goldman Sachs Group, Inc			62,108	5,848,089	1.06

		TOTAL SECURITY AND COMMODITY BROKERS			5,848,089	1.06

	TRANSPORTATION BY AIR				1,166,152	0.21

	TRANSPORTATION EQUIPMENT
	United Technologies Corp			99,160	9,071,157	1.65
	Other Securities				1,877,366	0.34

		TOTAL TRANSPORTATION EQUIPMENT			10,948,523	1.99

	TRUCKING AND WAREHOUSING				2,552,473	0.46

	WATER TRANSPORTATION				3,405,775	0.63

	WHOLESALE TRADE-DURABLE GOODS
	Johnson & Johnson			221,891	12,359,329	2.24

		TOTAL WHOLESALE TRADE-DURABLE GOODS			12,359,329	2.24

	WHOLESALE TRADE-NONDURABLE GOODS				682,062	0.12

		TOTAL COMMON STOCKS	(Cost $534,405,375)		549,365,867	99.63

		TOTAL PORTFOLIO	(Cost $534,405,375)		549,365,867	99.63
		OTHER ASSETS & LIABILITIES, NET			2,044,806	0.37

		NET ASSETS			$551,410,673	100.00%

________
*Non-income producing
________
For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 57

Growth & Income Fund | Top Holdings as of June 30, 2004 (Unaudited)

						% OF NET
	COMPANY			SHARES	VALUE	ASSETS

	PREFERRED STOCKS
	ELECTRIC, GAS, AND SANITARY SERVICES				$ 3,636	0.00%

		TOTAL PREFERRED STOCKS	(Cost $2,929)		3,636	0.00

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES				270,500	0.05

	APPAREL AND ACCESSORY STORES				2,617,424	0.50

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Lowe’s Cos			105,147	5,525,475	1.06
	Other Securities				2,794,810	0.53

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			8,320,285	1.59

	BUSINESS SERVICES
	Microsoft Corp			502,763	14,358,911	2.74
*	Oracle Corp			377,906	4,508,419	0.86
	Other Securities				13,193,085	2.52

		TOTAL BUSINESS SERVICES			32,060,415	6.12

	CHEMICALS AND ALLIED PRODUCTS
	Air Products & Chemicals, Inc			54,710	2,869,540	0.55
*	Amgen, Inc			63,630	3,472,289	0.66
	Lilly (Eli) & Co			71,762	5,016,881	0.96
	Merck & Co, Inc			109,043	5,179,543	0.99
	Pfizer, Inc			375,678	12,878,242	2.46
	Procter & Gamble Co			220,692	12,014,472	2.30
	Other Securities				17,170,838	3.28

		TOTAL CHEMICALS AND ALLIED PRODUCTS			58,601,805	11.20

	COMMUNICATIONS
*	Comcast Corp (Class A)			112,592	3,155,954	0.60
	SBC Communications, Inc			163,152	3,956,436	0.76
	Verizon Communications, Inc			137,548	4,977,862	0.95
	Viacom, Inc (Class B)			84,003	3,000,587	0.57
	Other Securities				11,782,657	2.25

		TOTAL COMMUNICATIONS			26,873,496	5.13

	DEPOSITORY INSTITUTIONS
	Bank Of America Corp			101,341	8,575,475	1.64
	Citigroup, Inc			253,865	11,804,723	2.26
	J.P. Morgan Chase & Co			102,466	3,972,607	0.76
	U.S. Bancorp			250,293	6,898,075	1.32
	Wells Fargo & Co			115,634	6,617,734	1.26
	Other Securities				16,303,295	3.11

		TOTAL DEPOSITORY INSTITUTIONS			54,171,909	10.35

	EATING AND DRINKING PLACES				5,120,311	0.98

	ELECTRIC, GAS, AND SANITARY SERVICES				13,988,046	2.67

58 | 2004 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	General Electric Co		519,956	$ 16,846,574	3.22%
	Intel Corp		319,457	8,817,013	1.68
	Maxim Integrated Products, Inc		56,723	2,973,420	0.57
	Other Securities			15,824,040	3.02

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		44,461,047	8.49

	ENGINEERING AND MANAGEMENT SERVICES
	Monsanto Co		112,259	4,321,972	0.83
	Other Securities			3,250,436	0.61

		TOTAL ENGINEERING AND MANAGEMENT SERVICES		7,572,408	1.44

	FABRICATED METAL PRODUCTS
	Illinois Tool Works, Inc		50,348	4,827,870	0.92
	Other Securities			2,608,431	0.50

		TOTAL FABRICATED METAL PRODUCTS		7,436,301	1.42

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co		120,607	6,088,241	1.16
*	Dean Foods Co		91,902	3,428,864	0.66
	PepsiCo, Inc		144,612	7,791,695	1.49
	Other Securities			4,183,844	0.80

		TOTAL FOOD AND KINDRED PRODUCTS		21,492,644	4.11

	FOOD STORES			1,683,133	0.32

	FORESTRY			903,942	0.17

	FURNITURE AND FIXTURES			408,634	0.08

	FURNITURE AND HOMEFURNISHINGS STORES			3,725,137	0.71

	GENERAL BUILDING CONTRACTORS			644,799	0.12

	GENERAL MERCHANDISE STORES
	Target Corp		105,666	4,487,635	0.86
	Wal-Mart Stores, Inc		136,475	7,200,421	1.38
	Other Securities			4,971,298	0.94

		TOTAL GENERAL MERCHANDISE STORES		16,659,354	3.18

	HEALTH SERVICES			3,062,022	0.59

	HOLDING AND OTHER INVESTMENT OFFICES			3,160,924	0.60

	HOTELS AND OTHER LODGING PLACES			900,653	0.17

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co		38,689	3,482,397	0.67
	Baker Hughes, Inc		83,535	3,145,093	0.60
*	Cisco Systems, Inc		365,143	8,653,889	1.65
*	Dell, Inc		223,582	8,008,707	1.53
	International Business Machines Corp		103,445	9,118,677	1.74
	Other Securities			9,776,152	1.87

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		42,184,915	8.06

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 59

Growth & Income Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc		62,058	$ 3,023,466	0.58%
*	St. Jude Medical, Inc		56,503	4,274,452	0.82
	Other Securities			8,823,366	1.68

		TOTAL INSTRUMENTS AND RELATED PRODUCTS		16,121,284	3.08

	INSURANCE AGENTS, BROKERS AND SERVICE			493,152	0.09

	INSURANCE CARRIERS
	American International Group, Inc		128,659	9,170,814	1.75
*	Anthem, Inc		40,483	3,625,657	0.69
	Safeco Corp		110,653	4,868,732	0.93
	Other Securities			10,926,035	2.09

		TOTAL INSURANCE CARRIERS		28,591,238	5.46

	LEATHER AND LEATHER PRODUCTS			1,654,903	0.32

	METAL MINING			2,395,797	0.46

	MISCELLANEOUS MANUFACTURING INDUSTRIES			468,691	0.09

	MISCELLANEOUS RETAIL
*	eBay, Inc		32,276	2,967,778	0.57
	Other Securities			478,346	0.09

		TOTAL MISCELLANEOUS RETAIL		3,446,124	0.66

	MOTION PICTURES
*	Time Warner, Inc		226,905	3,988,990	0.76
	Other Securities			2,599,139	0.50

		TOTAL MOTION PICTURES		6,588,129	1.26

	NONDEPOSITORY INSTITUTIONS
	American Express Co		122,557	6,296,979	1.20
	Fannie Mae		104,989	7,492,015	1.43
	MBNA Corp		187,693	4,840,602	0.92
	Other Securities			748,079	0.15

		TOTAL NONDEPOSITORY INSTITUTIONS		19,377,675	3.70

	OIL AND GAS EXTRACTION			3,991,565	0.76

	PAPER AND ALLIED PRODUCTS			1,974,524	0.38

	PERSONAL SERVICES			32,320	0.01

	PETROLEUM AND COAL PRODUCTS
	ConocoPhillips		53,814	4,105,470	0.78
	ExxonMobil Corp		387,803	17,222,331	3.29
	Other Securities			4,142,005	0.80

		TOTAL PETROLEUM AND COAL PRODUCTS		25,469,806	4.87

	PRIMARY METAL INDUSTRIES			168,904	0.03

	PRINTING AND PUBLISHING			3,117,314	0.60

	RAILROAD TRANSPORTATION			1,291,495	0.25

	RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			139,896	0.03

60 | 2004 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Growth & Income Fund | Top Holdings as of June 30, 2004 (Unaudited)   concluded

					% OF NET
COMPANY			SHARES	VALUE	ASSETS

SECURITY AND COMMODITY BROKERS
Morgan Stanley			54,479	$ 2,874,857	0.55%
Other Securities				6,954,085	1.33

	TOTAL SECURITY AND COMMODITY BROKERS			9,828,942	1.88

TOBACCO PRODUCTS
Altria Group, Inc			99,119	4,960,906	0.95
Other Securities				2,293,300	0.44

	TOTAL TOBACCO PRODUCTS			7,254,206	1.39

TRANSPORTATION BY AIR				947,817	0.18

TRANSPORTATION EQUIPMENT
United Technologies Corp			79,580	7,279,978	1.39
Other Securities				9,671,426	1.85

	TOTAL TRANSPORTATION EQUIPMENT			16,951,404	3.24

TRUCKING AND WAREHOUSING
United Parcel Service, Inc (Class B)			80,425	6,045,547	1.16

	TOTAL TRUCKING AND WAREHOUSING			6,045,547	1.16

WATER TRANSPORTATION				2,354,298	0.45

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson			116,317	6,478,857	1.24

	TOTAL WHOLESALE TRADE-DURABLE GOODS			6,478,857	1.24

WHOLESALE TRADE-NONDURABLE GOODS				771,671	0.15

	TOTAL COMMON STOCKS	(Cost $502,188,037)		522,275,663	99.79

	TOTAL PORTFOLIO	(Cost $502,190,966)		522,279,299	99.79
	OTHER ASSETS & LIABILITIES, NET			1,113,339	0.21

	NET ASSETS			$523,392,638	100.00%

________
*Non-income producing
________
For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 61

Equity Index Fund | Top Holdings as of June 30, 2004 (Unaudited)

						% OF NET
	ISSUER			SHARES	VALUE	ASSETS

	CORPORATE BONDS
	REAL ESTATE				$ 2,065	0.00%

		TOTAL CORPORATE BONDS	(Cost $1,650)		2,065	0.00

	COMPANY

	PREFERRED STOCKS
	ELECTRIC, GAS, AND SANITARY SERVICES				476	0.00

		TOTAL PREFERRED STOCKS	(Cost $384)		476	0.00

	COMMON STOCKS
	AGRICULTURAL PRODUCTION-CROPS				30,968	0.01

	AGRICULTURAL PRODUCTION-LIVESTOCK				4,980	0.00

	AMUSEMENT AND RECREATION SERVICES				658,096	0.19

	APPAREL AND ACCESSORY STORES				2,155,559	0.62

	APPAREL AND OTHER TEXTILE PRODUCTS				681,856	0.19

	AUTO REPAIR, SERVICES AND PARKING				136,004	0.04

	AUTOMOTIVE DEALERS AND SERVICE STATIONS				607,024	0.17

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc			63,141	2,222,563	0.64
	Other Securities				1,334,240	0.38

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			3,556,803	1.02

	BUSINESS SERVICES
	Microsoft Corp			258,416	7,380,361	2.11
*	Oracle Corp			106,368	1,268,970	0.36
	Other Securities				16,097,033	4.61

		TOTAL BUSINESS SERVICES			24,746,364	7.08

	CHEMICALS AND ALLIED PRODUCTS
	Abbott Laboratories			43,926	1,790,424	0.51
*	Amgen, Inc			36,139	1,972,105	0.56
	Bristol-Myers Squibb Co			54,761	1,341,645	0.38
	Du Pont (E.I.) de Nemours & Co			28,171	1,251,356	0.36
	Lilly (Eli) & Co			27,453	1,919,239	0.55
	Merck & Co, Inc			62,583	2,972,693	0.85
	Pfizer, Inc			214,905	7,366,943	2.11
	Procter & Gamble Co			72,398	3,941,347	1.13
	Wyeth			37,556	1,358,025	0.39
	Other Securities				14,571,157	4.16

		TOTAL CHEMICALS AND ALLIED PRODUCTS			38,484,934	11.00

	COAL MINING				247,998	0.07

62 | 2004 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Equity Index Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	COMMUNICATIONS
	BellSouth Corp		51,662	$ 1,354,578	0.39%
*	Comcast Corp (Class A)		48,531	1,360,324	0.39
	SBC Communications, Inc		93,275	2,261,919	0.65
	Verizon Communications, Inc		78,022	2,823,616	0.81
	Viacom, Inc (Class B)		43,136	1,540,818	0.44
	Other Securities			8,220,748	2.34

		TOTAL COMMUNICATIONS		17,562,003	5.02

	DEPOSITORY INSTITUTIONS
	Bank Of America Corp		57,420	4,858,880	1.39
	Bank One Corp		31,597	1,611,447	0.46
	Citigroup, Inc		145,648	6,772,632	1.94
	J.P. Morgan Chase & Co		58,539	2,269,557	0.65
	U.S. Bancorp		53,380	1,471,153	0.42
	Wachovia Corp		36,994	1,646,233	0.47
	Wells Fargo & Co		47,528	2,720,027	0.78
	Other Securities			13,806,986	3.94

		TOTAL DEPOSITORY INSTITUTIONS		35,156,915	10.05

	EATING AND DRINKING PLACES			2,297,831	0.66

	EDUCATIONAL SERVICES			810,139	0.23

	ELECTRIC, GAS, AND SANITARY SERVICES			12,025,921	3.44

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
d	General Electric Co		296,725	9,613,890	2.75
	Intel Corp		182,163	5,027,699	1.44
	Qualcomm, Inc		22,608	1,649,932	0.47
	Other Securities			12,205,314	3.49

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		28,496,835	8.15

	ENGINEERING AND MANAGEMENT SERVICES			3,071,646	0.88

	FABRICATED METAL PRODUCTS			2,518,730	0.72

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co		59,406	2,998,815	0.86
	PepsiCo, Inc		48,076	2,590,335	0.74
	Other Securities			6,008,212	1.72

		TOTAL FOOD AND KINDRED PRODUCTS		11,597,362	3.32

	FOOD STORES			1,738,791	0.50

	FORESTRY			386,547	0.11

	FURNITURE AND FIXTURES			1,143,203	0.33

	FURNITURE AND HOMEFURNISHINGS STORES			1,187,502	0.34

	GENERAL BUILDING CONTRACTORS			1,174,237	0.34

	GENERAL MERCHANDISE STORES
	Wal-Mart Stores, Inc		72,231	3,810,908	1.09
	Other Securities			3,838,644	1.10

		TOTAL GENERAL MERCHANDISE STORES		7,649,552	2.19

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 63

Equity Index Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	HEALTH SERVICES			$ 2,946,416	0.84%

	HEAVY CONSTRUCTION, EXCEPT BUILDING			33,022	0.01

	HOLDING AND OTHER INVESTMENT OFFICES			7,993,778	2.29

	HOTELS AND OTHER LODGING PLACES			1,096,436	0.31

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co		22,027	1,982,650	0.57
*	Cisco Systems, Inc		191,171	4,530,753	1.30
*	Dell, Inc		70,809	2,536,378	0.73
	Hewlett-Packard Co		86,768	1,830,805	0.52
d	International Business Machines Corp		47,275	4,167,291	1.19
	Other Securities			9,994,594	2.85

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		25,042,471	7.16

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc		34,140	1,663,301	0.48
	Other Securities			9,384,930	2.68

		TOTAL INSTRUMENTS AND RELATED PRODUCTS		11,048,231	3.16

	INSURANCE AGENTS, BROKERS AND SERVICE			1,422,360	0.41

	INSURANCE CARRIERS
	American International Group, Inc		64,954	4,629,921	1.32
	Other Securities			12,543,513	3.59

		TOTAL INSURANCE CARRIERS		17,173,434	4.91

	JUSTICE, PUBLIC ORDER AND SAFETY			2,040	0.00

	LEATHER AND LEATHER PRODUCTS			365,111	0.10

	LEGAL SERVICES			4,123	0.00

	LOCAL AND INTERURBAN PASSENGER TRANSIT			20,710	0.01

	LUMBER AND WOOD PRODUCTS			406,656	0.12

	METAL MINING			897,477	0.26

	MISCELLANEOUS MANUFACTURING INDUSTRIES			532,134	0.15

	MISCELLANEOUS RETAIL
*	eBay, Inc		14,428	1,326,655	0.38
	Other Securities			3,713,543	1.06

		TOTAL MISCELLANEOUS RETAIL		5,040,198	1.44

	MOTION PICTURES
*	Time Warner, Inc		124,495	2,188,622	0.63
	Walt Disney Co		57,797	1,473,246	0.42
	Other Securities			888,698	0.25

		TOTAL MOTION PICTURES		4,550,566	1.30

	NONDEPOSITORY INSTITUTIONS
	American Express Co		32,114	1,650,017	0.47
	Fannie Mae		27,536	1,964,969	0.56
	Other Securities			4,350,610	1.25

		TOTAL NONDEPOSITORY INSTITUTIONS		7,965,596	2.28

	NONMETALLIC MINERALS, EXCEPT FUELS			142,166	0.04

64 | 2004 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Equity Index Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

					% OF NET
COMPANY			SHARES	VALUE	ASSETS

OIL AND GAS EXTRACTION				$ 5,700,817	1.63%

PAPER AND ALLIED PRODUCTS				2,632,629	0.75

PERSONAL SERVICES				669,819	0.19

PETROLEUM AND COAL PRODUCTS
ChevronTexaco Corp			30,137	2,836,193	0.81
ConocoPhillips			19,445	1,483,459	0.42
ExxonMobil Corp			184,192	8,179,967	2.34
Other Securities				1,137,833	0.33

	TOTAL PETROLEUM AND COAL PRODUCTS			13,637,452	3.90

PRIMARY METAL INDUSTRIES				1,965,314	0.56

PRINTING AND PUBLISHING				2,923,417	0.84

RAILROAD TRANSPORTATION				1,370,276	0.39

REAL ESTATE				280,475	0.08

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS				858,135	0.25

SECURITY AND COMMODITY BROKERS
Merrill Lynch & Co, Inc			26,670	1,439,647	0.41
Morgan Stanley			30,827	1,626,741	0.47
Other Securities				3,672,680	1.05

	TOTAL SECURITY AND COMMODITY BROKERS			6,739,068	1.93

SOCIAL SERVICES				23,284	0.01

SPECIAL TRADE CONTRACTORS				116,561	0.03

STONE, CLAY, AND GLASS PRODUCTS				783,747	0.22

TOBACCO PRODUCTS
Altria Group, Inc			57,758	2,890,788	0.83
Other Securities				406,028	0.11

	TOTAL TOBACCO PRODUCTS			3,296,816	0.94

TRANSPORTATION BY AIR				1,439,776	0.41

TRANSPORTATION EQUIPMENT
United Technologies Corp			14,475	1,324,173	0.38
Other Securities				7,724,709	2.20

	TOTAL TRANSPORTATION EQUIPMENT			9,048,882	2.58

TRANSPORTATION SERVICES				469,815	0.13

TRUCKING AND WAREHOUSING				1,578,865	0.45

WATER TRANSPORTATION				112,388	0.03

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson			83,607	4,656,910	1.33
Other Securities				1,603,079	0.46

	TOTAL WHOLESALE TRADE-DURABLE GOODS			6,259,989	1.79

WHOLESALE TRADE-NONDURABLE GOODS				2,792,648	0.80

	TOTAL COMMON STOCKS	(Cost $332,757,583)		347,510,898	99.37

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 65

Equity Index Fund | Top Holdings as of June 30, 2004 (Unaudited)   concluded

					% OF NET
ISSUER			PRINCIPAL	VALUE	ASSETS

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
Federal Home Loan Banks (FHLB)	1.000%, 07/01/04		$1,990,000	$ 1,989,934	0.57%

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			1,989,934	0.57

	TOTAL SHORT-TERM INVESTMENTS	(Cost $1,990,000)		1,989,934	0.57

	TOTAL PORTFOLIO	(Cost $334,749,617)		349,503,373	99.94
	OTHER ASSETS & LIABILITIES, NET			225,135	0.06

	NET ASSETS			$349,728,508	100.00%

________
* Non-income producing
d All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
________
For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

66 | 2004 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Social Choice Equity Fund | Top Holdings as of June 30, 2004 (Unaudited)

						% OF NET
	COMPANY			SHARES	VALUE	ASSETS

	PREFERRED STOCKS
	ELECTRIC, GAS, AND SANITARY SERVICES				$ 2,737	0.00%

		TOTAL PREFERRED STOCKS	(Cost $2,206)		2,737	0.00

	COMMON STOCKS
	AMUSEMENT AND RECREATION SERVICES				36,152	0.04

	APPAREL AND ACCESSORY STORES				542,093	0.55

	APPAREL AND OTHER TEXTILE PRODUCTS				245,044	0.25

	AUTO REPAIR, SERVICES AND PARKING				11,484	0.01

	AUTOMOTIVE DEALERS AND SERVICE STATIONS				78,405	0.08

	BUILDING MATERIALS AND GARDEN SUPPLIES
	Home Depot, Inc			26,384	928,717	0.94
	Other Securities				483,380	0.49

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			1,412,097	1.43

	BUSINESS SERVICES
	Microsoft Corp			88,442	2,525,904	2.56
	Other Securities				3,685,050	3.75

		TOTAL BUSINESS SERVICES			6,210,954	6.31

	CHEMICALS AND ALLIED PRODUCTS
*	Amgen, Inc			15,011	819,150	0.83
	Gillette Co			13,614	577,234	0.59
	Merck & Co, Inc			34,548	1,641,030	1.67
	Procter & Gamble Co			31,851	1,733,968	1.76
	Other Securities				4,915,041	4.99

		TOTAL CHEMICALS AND ALLIED PRODUCTS			9,686,423	9.84

	COMMUNICATIONS
	BellSouth Corp			19,732	517,373	0.53
*	Comcast Corp (Class A)			17,465	489,544	0.50
	SBC Communications, Inc			38,748	939,639	0.95
	Verizon Communications, Inc			29,576	1,070,355	1.09
	Other Securities				1,692,745	1.71

		TOTAL COMMUNICATIONS			4,709,656	4.78

	DEPOSITORY INSTITUTIONS
	Bank One Corp			17,286	881,586	0.89
	Fifth Third Bancorp			9,558	514,029	0.52
	J.P. Morgan Chase & Co			30,901	1,198,032	1.22
	U.S. Bancorp			33,158	913,834	0.93
	Wachovia Corp			21,609	961,601	0.98
	Wells Fargo & Co			24,049	1,376,324	1.40
	Other Securities				3,773,377	3.83

		TOTAL DEPOSITORY INSTITUTIONS			9,618,783	9.77

	EATING AND DRINKING PLACES
	McDonald’s Corp			24,863	646,438	0.66
	Other Securities				143,087	0.14

		TOTAL EATING AND DRINKING PLACES			789,525	0.80

	EDUCATIONAL SERVICES				206,068	0.21

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 67

Social Choice Equity Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	ELECTRIC, GAS, AND SANITARY SERVICES
	Kinder Morgan, Inc		8,270	$ 490,328	0.50%
	Other Securities			4,272,041	4.33

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES		4,762,369	4.83

	ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
	Emerson Electric Co		10,978	697,652	0.71
	Intel Corp		65,900	1,818,840	1.85
	Qualcomm, Inc		7,700	561,946	0.57
	Other Securities			2,750,653	2.79

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		5,829,091	5.92

	ENGINEERING AND MANAGEMENT SERVICES			538,999	0.55

	FABRICATED METAL PRODUCTS
	Illinois Tool Works, Inc		6,401	613,792	0.62
	Other Securities			528,578	0.54

		TOTAL FABRICATED METAL PRODUCTS		1,142,370	1.16

	FOOD AND KINDRED PRODUCTS
	Coca-Cola Co		28,055	1,416,216	1.44
	Coca-Cola Enterprises, Inc		2,259	65,488	0.07
	Pepsi Bottling Group, Inc		600	18,324	0.02
	PepsiCo, Inc		22,674	1,221,675	1.24
	Other Securities			894,441	0.90

		TOTAL FOOD AND KINDRED PRODUCTS		3,616,144	3.67

	FOOD STORES			745,620	0.76

	FURNITURE AND FIXTURES			504,100	0.51

	FURNITURE AND HOMEFURNISHINGS STORES			279,975	0.28

	GENERAL BUILDING CONTRACTORS			272,865	0.28

	GENERAL MERCHANDISE STORES
	Target Corp		11,578	491,718	0.50
	Other Securities			802,747	0.81

		TOTAL GENERAL MERCHANDISE STORES		1,294,465	1.31

	HEALTH SERVICES			419,835	0.43

	HOLDING AND OTHER INVESTMENT OFFICES
	Washington Mutual, Inc		16,476	636,633	0.65
	Other Securities			1,909,018	1.94

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES		2,545,651	2.59

	HOTELS AND OTHER LODGING PLACES			126,397	0.13

	INDUSTRIAL MACHINERY AND EQUIPMENT
	3M Co		12,766	1,149,068	1.17
*	Cisco Systems, Inc		66,291	1,571,097	1.59
*	Dell, Inc		24,250	868,635	0.88
	Hewlett-Packard Co		36,147	762,702	0.77
	International Business Machines Corp		18,921	1,667,886	1.69
	Other Securities			2,273,248	2.31

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		8,292,636	8.41

68 | 2004 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Social Choice Equity Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

					% OF NET
	COMPANY		SHARES	VALUE	ASSETS

	INSTRUMENTS AND RELATED PRODUCTS
	Medtronic, Inc		14,976	$ 729,631	0.74%
	Other Securities			2,704,508	2.75

		TOTAL INSTRUMENTS AND RELATED PRODUCTS		3,434,139	3.49

	INSURANCE AGENTS, BROKERS AND SERVICE
	Marsh & McLennan Cos, Inc		11,098	503,627	0.51
	Other Securities			294,313	0.30

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE		797,940	0.81

	INSURANCE CARRIERS
	American International Group, Inc		26,523	1,890,559	1.92
	UnitedHealth Group, Inc		8,300	516,675	0.52
	Other Securities			3,154,020	3.20

		TOTAL INSURANCE CARRIERS		5,561,254	5.64

	LEATHER AND LEATHER PRODUCTS			94,357	0.10

	LOCAL AND INTERURBAN PASSENGER TRANSIT			9,072	0.01

	LUMBER AND WOOD PRODUCTS			13,531	0.01

	METAL MINING			112,495	0.11

	MISCELLANEOUS MANUFACTURING INDUSTRIES			232,218	0.24

	MISCELLANEOUS RETAIL
	Walgreen Co		13,990	506,578	0.51
	Other Securities			1,130,351	1.15

		TOTAL MISCELLANEOUS RETAIL		1,636,929	1.66

	MOTION PICTURES
*	Time Warner, Inc		49,462	869,542	0.88
	Walt Disney Co		26,458	674,414	0.68
	Other Securities			379,731	0.39

		TOTAL MOTION PICTURES		1,923,687	1.95

	NONDEPOSITORY INSTITUTIONS
	American Express Co		20,053	1,030,323	1.05
	Fannie Mae		15,433	1,101,299	1.12
	Freddie Mac		11,380	720,354	0.73
	MBNA Corp		18,672	481,551	0.49
	Other Securities			1,075,446	1.09

		TOTAL NONDEPOSITORY INSTITUTIONS		4,408,973	4.48

	NONMETALLIC MINERALS, EXCEPT FUELS			130,963	0.13

	OIL AND GAS EXTRACTION
	Anadarko Petroleum Corp		8,961	525,115	0.53
	Devon Energy Corp		7,417	489,522	0.50
	Other Securities			2,436,692	2.47

		TOTAL OIL AND GAS EXTRACTION		3,451,329	3.50

	PAPER AND ALLIED PRODUCTS
	Kimberly-Clark Corp		8,800	579,744	0.59
	Other Securities			295,911	0.30

		TOTAL PAPER AND ALLIED PRODUCTS		875,655	0.89

	PETROLEUM AND COAL PRODUCTS			516,062	0.52

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 69

Social Choice Equity Fund | Top Holdings as of June 30, 2004 (Unaudited)   concluded

					% OF NET
COMPANY			SHARES	VALUE	ASSETS

PRIMARY METAL INDUSTRIES				$ 937,990	0.95%

PRINTING AND PUBLISHING				999,785	1.01

RAILROAD TRANSPORTATION				406,496	0.41

REAL ESTATE				26,083	0.03

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS				89,904	0.09

SECURITY AND COMMODITY BROKERS
Goldman Sachs Group, Inc			5,336	502,438	0.51
Merrill Lynch & Co, Inc			13,186	711,780	0.72
Other Securities				535,160	0.55

	TOTAL SECURITY AND COMMODITY BROKERS			1,749,378	1.78

SPECIAL TRADE CONTRACTORS				20,111	0.02

STONE, CLAY, AND GLASS PRODUCTS				212,522	0.22

TRANSPORTATION BY AIR				676,610	0.69

TRANSPORTATION EQUIPMENT				1,196,105	1.21

TRANSPORTATION SERVICES				72,534	0.07

TRUCKING AND WAREHOUSING
United Parcel Service, Inc (Class B)			8,657	650,747	0.66

	TOTAL TRUCKING AND WAREHOUSING			650,747	0.66

WATER TRANSPORTATION				34,078	0.03

WHOLESALE TRADE-DURABLE GOODS
Johnson & Johnson			40,722	2,268,215	2.30
Other Securities				424,534	0.43

	TOTAL WHOLESALE TRADE-DURABLE GOODS			2,692,749	2.73

WHOLESALE TRADE-NONDURABLE GOODS
Cardinal Health, Inc			7,038	493,012	0.50
Other Securities				741,189	0.75

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS			1,234,201	1.25

	TOTAL COMMON STOCKS	(Cost $101,950,987)		98,115,098	99.59

	TOTAL PORTFOLIO	(Cost $101,953,193)		98,117,835	99.59
	OTHER ASSETS & LIABILITIES, NET			404,631	0.41

	NET ASSETS			$98,522,466	100.00%

________
* Non-income producing
________
For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

70 | 2004 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Managed Allocation Fund | Top Holdings as of June 30, 2004 (Unaudited)

					% OF NET
ISSUER			SHARES	VALUE	ASSETS

TIAA-CREF MUTUAL FUNDS
TIAA-CREF Bond Plus Fund			15,553,905	$157,872,143	35.11%
TIAA-CREF Equity Index Fund			2,147,038	17,562,777	3.91
TIAA-CREF Growth Equity Fund			9,772,052	86,775,826	19.30
TIAA-CREF High-Yield Bond Fund			1,238,515	11,208,562	2.49
TIAA-CREF Institutional Large Cap Value Fund			7,161,630	94,103,831	20.93
TIAA-CREF Institutional Real Estate Securities Fund			320,595	3,994,619	0.89
TIAA-CREF Institutional Small-Cap Equity Fund			1,045,417	15,074,927	3.35
TIAA-CREF International Equity Fund			5,567,070	54,056,254	12.02
TIAA-CREF Money Market Fund			1,418,595	1,418,595	0.32
TIAA-CREF Short-Term Bond Fund			688,149	7,246,218	1.61

	TOTAL TIAA-CREF MUTUAL FUNDS	(Cost $453,379,391)		449,313,752	99.93

	TOTAL PORTFOLIO	(Cost $453,379,391)		449,313,752	99.93
	OTHER ASSETS & LIABILITIES, NET			321,073	0.07

	NET ASSETS			$449,634,825	100.00%

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 71

High-Yield Bond Fund | Top Holdings as of June 30, 2004 (Unaudited)

					% OF NET
ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

CORPORATE BONDS
AGRICULTURAL PRODUCTION-CROPS			$ 1,000,000	$ 1,057,500	0.48%

AMUSEMENT AND RECREATION SERVICES
Caesars Entertainment, Inc (Sr Note)	7.000%, 04/15/13	Ba1	1,500,000	1,511,250	0.68
Other Securities				4,128,750	1.85

	TOTAL AMUSEMENT AND RECREATION SERVICES			5,640,000	2.53

APPAREL AND OTHER TEXTILE PRODUCTS				1,952,500	0.88

AUTOMOTIVE DEALERS AND SERVICE STATIONS				1,145,000	0.51

BUSINESS SERVICES
Advanstar, Inc (Guarantee Note)	0.000%, 10/15/11	NA	1,500,000	1,209,375	0.54
FTD, Inc	0.000%, 02/15/14	NA	1,250,000	1,159,375	0.52
Other Securities				6,133,750	2.76

	TOTAL BUSINESS SERVICES			8,502,500	3.82

CHEMICALS AND ALLIED PRODUCTS
IMC Global, Inc	10.875%, 08/01/13	B1	1,000,000	1,192,500	0.54
WH Holdings Ltd and WH Capital Corp (Sr Note)	9.500%, 04/01/11	B3	1,500,000	1,560,000	0.70
Other Securities				8,144,625	3.66

	TOTAL CHEMICALS AND ALLIED PRODUCTS			10,897,125	4.90

COAL MINING				3,467,500	1.56

COMMUNICATIONS
ACC Escrow Corp	10.000%, 08/01/11	B3	2,000,000	1,725,000	0.78
CSC Holdings Inc (Sr Sub Note)	10.500%, 05/15/16	B2	1,000,000	1,122,500	0.50
Echostar DBS Corp	6.375%, 10/01/11	Ba3	2,000,000	1,970,000	0.89
Echostar DBS Corp (Sr Note)	9.125%, 01/15/09	Ba3	325,000	356,281	0.16
Fairpoint Communications Inc (Sr Note)	0.000%, 03/01/10	NA	1,000,000	1,142,500	0.51
Gray Television, Inc (Guarantee Note)	9.250%, 12/15/11	B2	1,000,000	1,096,250	0.49
Nextel Communications, Inc (Sr Note)	7.375%, 08/01/15	B2	1,500,000	1,515,000	0.68
Qwest Corp Note	9.125%, 03/15/12	Ba3	1,500,000	1,620,000	0.73
Rogers Cantel, Inc Deb	9.750%, 06/01/16	Ba3	1,000,000	1,132,500	0.51
Other Securities				6,346,205	2.85

	TOTAL COMMUNICATIONS			18,026,236	8.10

EATING AND DRINKING PLACES				517,500	0.23

ELECTRIC, GAS, AND SANITARY SERVICES
AES Corp (Secured Note)	9.000%, 05/15/15	B1	500,000	535,625	0.24
AES Corp (Sr Note)	9.375%, 09/15/10	B2	500,000	533,125	0.24
AES Corp (Sr Note)	8.875%, 02/15/11	B2	1,000,000	1,037,500	0.47
AES Corp	7.750%, 03/01/14	B2	500,000	480,625	0.22
Allied Waste North America	6.125%, 02/15/14	Ba3	1,000,000	915,000	0.41
Allied Waste North America (Guarantee Note)	7.625%, 01/01/06	Ba3	1,000,000	1,048,750	0.47
Allied Waste North America (Secured Note)	6.500%, 11/15/10	Ba3	1,000,000	990,000	0.45
Allied Waste North America (Sr Note)	7.875%, 04/15/13	Ba3	1,000,000	1,045,000	0.47
ANR Pipeline Co Note	8.875%, 03/15/10	B1	1,000,000	1,092,500	0.49
Empresa Nacional de Electricidad SA/Chile Note	8.625%, 08/01/15	Ba2	1,000,000	1,078,275	0.49
Illinois Power Co (First Mortgage Bond)	11.500%, 12/15/10	B1	1,000,000	1,182,500	0.53

72 | 2004 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

High-Yield Bond Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

					% OF NET
ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

ELECTRIC, GAS, AND SANITARY SERVICES—(continued)
Reliant Energy, Inc (Secured Note)	9.500%, 07/15/13	B1	$ 1,000,000	$ 1,077,500	0.48%
TECO Energy, Inc (Sr Note)	10.500%, 12/01/07	Ba2	1,000,000	1,115,000	0.50
Transcontinental Gas Pipe LN (Sr Note)	8.875%, 07/15/12	B1	1,000,000	1,130,000	0.51
Williams Cos, Inc (Sr Note)	8.625%, 06/01/10	B3	250,000	275,000	0.12
Williams Cos, Inc Note	8.125%, 03/15/12	B3	1,000,000	1,067,500	0.48
Williams Cos, Inc Note	7.750%, 06/15/31	B3	1,000,000	915,000	0.41
Williams Cos, Inc Note	8.750%, 03/15/32	B3	1,000,000	1,000,000	0.45
Other Securities				10,867,528	4.88

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			27,386,428	12.31

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
Flextronics International Ltd (Sr Sub Note)	6.500%, 05/15/13	Ba2	1,500,000	1,462,500	0.66
Sanmina-SCI Corp (Guarantee Note)	10.375%, 01/15/10	Ba2	1,000,000	1,145,000	0.51
Other Securities				1,075,000	0.48

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			3,682,500	1.65

ENGINEERING AND MANAGEMENT SERVICES				1,047,500	0.47

FABRICATED METAL PRODUCTS				3,655,000	1.64

FOOD AND KINDRED PRODUCTS
Del Monte Corp (Guarantee Note)	9.250%, 05/15/11	B2	1,000,000	1,092,500	0.49
Other Securities				3,507,500	1.58

	TOTAL FOOD AND KINDRED PRODUCTS			4,600,000	2.07

FOOD STORES				1,003,750	0.45

FORESTRY				1,005,000	0.45

GENERAL BUILDING CONTRACTORS
DR Horton Inc (Sr Note)	7.875%, 08/15/11	Ba1	1,000,000	1,092,500	0.49
DR Horton, Inc (Sr Sub Note)	9.750%, 09/15/10	Ba2	1,000,000	1,158,750	0.52
Toll Corp (Sr Sub Note)	8.250%, 12/01/11	Ba2	1,000,000	1,085,000	0.49
Other Securities				3,922,500	1.76

	TOTAL GENERAL BUILDING CONTRACTORS			7,258,750	3.26

GENERAL MERCHANDISE STORES				1,025,000	0.46

HEALTH SERVICES				2,498,308	1.12

HOLDING AND OTHER INVESTMENT OFFICES
BCP Caylux Holdings Luxembourg SCA	9.625%, 06/15/14	B3	2,000,000	2,072,500	0.93
Other Securities				4,039,480	1.82

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES			6,111,980	2.75

HOTELS AND OTHER LODGING PLACES				5,380,938	2.42

INDUSTRIAL MACHINERY AND EQUIPMENT
Cummins, Inc	9.500%, 12/01/10	Ba2	1,000,000	1,132,500	0.51
Other Securities				2,365,000	1.06

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			3,497,500	1.57

INSTRUMENTS AND RELATED PRODUCTS
DirecTV Holdings LLC (Sr Note)	8.375%, 03/15/13	B1	1,500,000	1,659,375	0.75
Other Securities				5,181,242	2.32

	TOTAL INSTRUMENTS AND RELATED PRODUCTS			6,840,617	3.07

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 73

High-Yield Bond Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

					% OF NET
ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

LOCAL AND INTERURBAN PASSENGER TRANSIT				$ 945,000	0.42%

METAL MINING
Freeport-McMoRan Copper & Gold, Inc (Sr Note)	10.125%, 02/01/10	B2	$ 1,000,000	1,105,000	0.50

	TOTAL METAL MINING			1,105,000	0.50

MISCELLANEOUS MANUFACTURING INDUSTRIES
Koppers, Inc (Guarantee Note)	9.875%, 10/15/13	B2	1,500,000	1,642,500	0.74
Other Securities				2,060,000	0.92

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES			3,702,500	1.66

MISCELLANEOUS RETAIL
Amerigas Partners LP/Amerigas Eagle Finance Corp (Sr Note)	10.000%, 04/15/06	B2	1,000,000	1,080,000	0.49
Other Securities				3,053,125	1.37

	TOTAL MISCELLANEOUS RETAIL			4,133,125	1.86

NONDEPOSITORY INSTITUTIONS
Nexstar Finance LLC/Nexstar Finance, Inc (Guarantee Note)	12.000%, 04/01/08	B3	1,000,000	1,105,000	0.49
UGS Corp (Sr Sub Note)	10.000%, 06/01/12	B3	1,500,000	1,597,500	0.72
Other Securities				1,995,000	0.90

	TOTAL NONDEPOSITORY INSTITUTIONS			4,697,500	2.11

OIL AND GAS EXTRACTION
Chesapeake Energy Corp	6.875%, 01/15/16	Ba3	1,120,000	1,092,000	0.49
Chesapeake Energy Corp (Guarantee Note)	7.750%, 01/15/15	Ba3	1,000,000	1,042,500	0.47
Chesapeake Energy Corp (Sr Note)	6.875%, 01/15/16	Ba3	750,000	731,250	0.33
Magnum Hunter Resources, Inc (Guarantee Note)	9.600%, 03/15/12	B2	1,000,000	1,100,000	0.49
Westport Resources Corp (Guarantee Note)	8.250%, 11/01/11	Ba3	1,000,000	1,131,250	0.51
Other Securities				3,602,500	1.62

	TOTAL OIL AND GAS EXTRACTION			8,699,500	3.91

PAPER AND ALLIED PRODUCTS
Georgia-Pacific Corp (Guarantee Note)	8.875%, 02/01/10	Ba2	1,000,000	1,132,500	0.51
Georgia-Pacific Corp (Guarantee Note)	9.375%, 02/01/13	Ba2	500,000	572,500	0.26
Georgia-Pacific Corp (Sr Note)	8.000%, 01/15/24	Ba3	1,000,000	1,000,000	0.45
Georgia-Pacific Corp Deb	9.500%, 12/01/11	Ba3	1,500,000	1,762,500	0.79
Georgia-Pacific Corp Note	8.875%, 05/15/31	Ba3	1,000,000	1,067,500	0.48
Graphic Packaging International Corp	9.500%, 08/15/13	B3	1,000,000	1,085,000	0.49
Other Securities				3,467,100	1.55

	TOTAL PAPER AND ALLIED PRODUCTS			10,087,100	4.53

PERSONAL SERVICES				2,481,871	1.12

PETROLEUM AND COAL PRODUCTS				1,082,500	0.49

PRIMARY METAL INDUSTRIES				2,416,258	1.09

74 | 2004 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

High-Yield Bond Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

					% OF NET
ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

PRINTING AND PUBLISHING
Block Communications, Inc (Guarantee Note)	9.250%, 04/15/09	B2	$ 1,500,000	$ 1,575,000	0.71%
CanWest Media, Inc (Sr Sub Note)	10.625%, 05/15/11	B2	1,000,000	1,121,250	0.50
Dex Media West LLC/Dex Media Finance Co (Sr Sub Note)	9.875%, 08/15/13	Caa1	1,000,000	1,097,500	0.49
Other Securities				7,856,250	3.53

	TOTAL PRINTING AND PUBLISHING			11,650,000	5.23

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS
Owens-Brockway Glass Con. (Guarantee Note)	8.875%, 02/15/09	B2	1,000,000	1,080,000	0.49

	TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			1,080,000	0.49

TRANSPORTATION EQUIPMENT
Dana Corp Note	9.000%, 08/15/11	Ba3	1,000,000	1,170,000	0.52
Other Securities				3,021,070	1.36

	TOTAL TRANSPORTATION EQUIPMENT			4,191,070	1.88

WATER TRANSPORTATION
Stena AB (Sr Sub Note)	9.625%, 12/01/12	Ba3	1,000,000	1,110,000	0.50

	TOTAL WATER TRANSPORTATION			1,110,000	0.50

WHOLESALE TRADE-DURABLE GOODS
Avnet, Inc Notes	9.750%, 02/15/08	Ba2	1,000,000	1,135,000	0.51
Ingram Micro, Inc (Sr Sub Note)	9.875%, 08/15/08	Ba2	1,500,000	1,642,500	0.74
Keystone Automotive Operations, Inc (Sr Sub Note)	9.750%, 11/01/13	B3	2,000,000	2,140,000	0.96
Other Securities				2,073,750	0.93

	TOTAL WHOLESALE TRADE-DURABLE GOODS			6,991,250	3.14

WHOLESALE TRADE-NONDURABLE GOODS
Airgas, Inc (Guarantee Note)	9.125%, 10/01/11	Ba2	1,000,000	1,127,500	0.51
Other Securities				7,112,500	3.19

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS			8,240,000	3.70

	TOTAL CORPORATE BONDS	(Cost $191,450,169)		198,811,806	89.33

COMPANY

COMMON STOCKS
AUTOMOTIVE DEALERS AND SERVICE STATIONS				15	0.00

BUSINESS SERVICES				15	0.00

PAPER AND ALLIED PRODUCTS				3	0.00

	TOTAL COMMON STOCKS	(Cost $162,890)		33	0.00

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 75

High-Yield Bond Fund | Top Holdings as of June 30, 2004 (Unaudited)   concluded

					% OF NET
ISSUER			PRINCIPAL	VALUE	ASSETS

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
Federal Home Loan Bank (FHLB)	1.000%, 07/01/04		$16,900,000	$ 16,899,440	7.60%

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			16,899,440	7.60

	TOTAL SHORT-TERM INVESTMENTS	(Cost $16,899,440)		16,899,440	7.60

	TOTAL PORTFOLIO	(Cost $208,512,499)		215,711,279	96.93
	OTHER ASSETS & LIABILITIES, NET			6,838,341	3.07

	NET ASSETS			$222,549,620	100.00%

________
† As provided by Moody’s Investors Service (Unaudited)
________
For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

76 | 2004 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Short-Term Bond Fund | Top Holdings as of June 30, 2004 (Unaudited)

					% OF NET
ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

CORPORATE BONDS
ASSET BACKED
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777%, 01/25/22	Aaae	$1,000,000	$ 1,003,400	0.42%
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700%, 02/25/34	A2e	500,000	489,200	0.21
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700%, 02/25/34	Baa2e	500,000	481,900	0.20
Chase Funding Net Interest Margin Series 2004-1 (Class 1a)	3.750%, 03/27/35	Baa2e	1,199,901	1,184,902	0.50
Other Securities				167,707	0.07

	TOTAL ASSET BACKED			3,327,109	1.40

BUSINESS SERVICES				1,265,024	0.53

CHEMICALS AND ALLIED PRODUCTS
Du Pont EI de Nemours & Co Note	6.750%, 10/15/04	Aa3	1,000,000	1,013,692	0.43
Gillette Co/The (Sr Note)	4.125%, 08/30/07	Aa3	1,000,000	1,017,891	0.43
Pfizer, Inc Note	3.625%, 11/01/04	Aaa	1,000,000	1,006,183	0.42
Other Securities				2,009,986	0.84

	TOTAL CHEMICALS AND ALLIED PRODUCTS			5,047,752	2.12

COMMUNICATIONS
Deutsche Telekom International Finance BV (Guarantee Note)	8.250%, 06/15/05	Baa2	1,000,000	1,052,770	0.44
SBC Communications, Inc Note	5.750%, 05/02/06	A1	1,000,000	1,046,504	0.44
Sprint Capital Corp (Guarantee Note)	6.000%, 01/15/07	Baa3	1,000,000	1,048,766	0.44
Other Securities				6,210,069	2.61

	TOTAL COMMUNICATIONS			9,358,109	3.93

DEPOSITORY INSTITUTIONS
Bank One Corp Note	6.500%, 02/01/06	Aa3	1,000,000	1,055,104	0.44
Bank One NA Illinois Note	3.700%, 01/15/08	Aa2	1,000,000	992,585	0.42
Citigroup, Inc Note	4.125%, 06/30/05	Aa1	500,000	508,649	0.21
Citigroup, Inc Note	5.750%, 05/10/06	Aa1	1,000,000	1,047,795	0.44
Citigroup, Inc Note	3.500%, 02/01/08	Aa1	1,000,000	985,863	0.41
JP Morgan Chase & Co (Sr Note)	3.625%, 05/01/08	Aa3	1,000,000	981,318	0.41
Other Securities				7,907,576	3.34

	TOTAL DEPOSITORY INSTITUTIONS			13,478,890	5.67

EATING AND DRINKING PLACES				531,934	0.22

ELECTRIC, GAS, AND SANITARY SERVICES
Duke Energy Corp (First Mortgage Bond)	3.750%, 03/05/08	A3	2,000,000	1,965,119	0.83
Nisource Finance Corp (Guarantee Note)	3.200%, 11/01/06	Baa3	1,000,000	991,501	0.42
Tampa Electric Co Note	5.375%, 08/15/07	Baa2	1,000,000	1,028,018	0.43
Other Securities				3,334,157	1.40

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			7,318,795	3.08

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				520,068	0.22

FABRICATED METAL PRODUCTS
Illinois Tool Works, Inc Note	5.750%, 03/01/09	Aa3	1,000,000	1,062,128	0.45

	TOTAL FABRICATED METAL PRODUCTS			1,062,128	0.45

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 77

Short-Term Bond Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

					% OF NET
ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

FOOD AND KINDRED PRODUCTS
General Mills, Inc Note	5.125%, 02/15/07	Baa2	$ 1,000,000	$ 1,036,747	0.44%
PepsiCo, Inc Note	4.500%, 09/15/04	Aa3	1,000,000	1,005,003	0.42
Other Securities				3,452,158	1.45

	TOTAL FOOD AND KINDRED PRODUCTS			5,493,908	2.31

FORESTRY
Weyerhaeuser Co Note	6.000%, 08/01/06	Baa2	1,000,000	1,048,511	0.44

	TOTAL FORESTRY			1,048,511	0.44

FURNITURE AND FIXTURES				509,489	0.21

GENERAL BUILDING CONTRACTORS				508,190	0.21

GENERAL MERCHANDISE STORES
Wal-Mart Stores, Inc Note	4.150%, 06/15/05	Aa2	500,000	508,928	0.21
Wal-Mart Stores, Inc Note	4.375%, 07/12/07	Aa2	500,000	512,164	0.22
Wal-Mart Stores, Inc Note	3.375%, 10/01/08	Aa2	5,000,000	4,868,069	2.05
Other Securities				1,047,449	0.44

	TOTAL GENERAL MERCHANDISE STORES			6,936,610	2.92

HOLDING AND OTHER INVESTMENT OFFICES
Pepco Holdings, Inc Note	3.750%, 02/15/06	Baa2	1,000,000	1,006,212	0.43
Other Securities				792,415	0.33

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES			1,798,627	0.76

INDUSTRIAL MACHINERY AND EQUIPMENT				1,004,222	0.42

INSTRUMENTS AND RELATED PRODUCTS				519,413	0.22

INSURANCE AGENTS, BROKERS AND SERVICE				519,759	0.22

INSURANCE CARRIERS
General Electric Capital Corp Note	3.500%, 05/01/08	Aaa	2,000,000	1,965,681	0.83
International Finance Corp	3.750%, 06/30/09	Aaa	1,500,000	1,479,228	0.62
Other Securities				1,487,513	0.62

	TOTAL INSURANCE CARRIERS			4,932,422	2.07

MISCELLANEOUS MANUFACTURING INDUSTRIES				521,449	0.22

MOTION PICTURES
AOL Time Warner, Inc (Guarantee Note)	5.625%, 05/01/05	Baa1	1,530,000	1,567,473	0.66
Other Securities				1,019,290	0.43

	TOTAL MOTION PICTURES			2,586,763	1.09

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS				520,973	0.22

NONDEPOSITORY INSTITUTIONS
American Honda Finance Corp	4.500%, 05/26/09	A1	1,000,000	1,000,613	0.42
Countrywide Home Loans, Inc (Guarantee Note)	5.500%, 08/01/06	A3	1,000,000	1,042,036	0.44
Ford Motor Credit Co Note	6.500%, 01/25/07	A3	1,250,000	1,314,517	0.55
General Electric Capital Corp Note	5.350%, 03/30/06	Aaa	500,000	519,992	0.22
Household Finance Corp	4.750%, 05/15/09	A1	1,000,000	1,006,191	0.42

78 | 2004 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Short-Term Bond Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

					% OF NET
ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

NONDEPOSITORY INSTITUTIONS—(continued)
Household Finance Corp (Sr Note)	5.875%, 09/25/04	A1	$ 500,000	$ 504,737	0.21%
Household Finance Corp Note	8.000%, 05/09/05	A1	500,000	523,402	0.22
Household Finance Corp Note	4.125%, 12/15/08	A1	1,000,000	986,339	0.42
Other Securities				4,298,272	1.81

	TOTAL NONDEPOSITORY INSTITUTIONS			11,196,099	4.71

OIL AND GAS EXTRACTION				3,008,162	1.26

OTHER MORTGAGE BACKED SECURITIES				822,373	0.35

PAPER AND ALLIED PRODUCTS				245,649	0.10

PETROLEUM AND COAL PRODUCTS				367,974	0.15

PIPELINES, EXCEPT NATURAL GAS				967,459	0.41

PRINTING AND PUBLISHING				1,497,845	0.63

RAILROAD TRANSPORTATION				1,230,362	0.52

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS				518,076	0.22

SECURITY AND COMMODITY BROKERS				4,286,390	1.80

TRANSPORTATION EQUIPMENT
General Motors Acceptance Corp	5.625%, 05/15/09	A3	1,000,000	999,071	0.42
Other Securities				2,987,863	1.26

	TOTAL TRANSPORTATION EQUIPMENT			3,986,934	1.68

WHOLESALE TRADE-NONDURABLE GOODS				510,317	0.21

	TOTAL CORPORATE BONDS	(Cost $97,403,996)		97,447,785	40.97

GOVERNMENT BONDS
AGENCY SECURITIES
Federal Farm Credit Bank (FFCB)	2.250%, 09/01/06	Aaa	6,000,000	5,896,380	2.48
Federal Home Loan Mortgage Corp (FHLMC)	6.875%, 01/15/05	Aaa	9,200,000	9,452,282	3.97
Federal Home Loan Mortgage Corp (FHLMC)	4.250%, 06/15/05	Aaa	9,800,000	9,985,808	4.20
Federal Home Loan Mortgage Corp (FHLMC)	1.875%, 02/15/06	Aaa	12,750,000	12,574,178	5.29
Federal National Mortgage Association (FNMA)	5.250%, 06/15/06	Aaa	20,000,000	20,863,002	8.77
Federal National Mortgage Association (FNMA)	4.375%, 10/15/06	Aaa	8,000,000	8,215,919	3.45
Federal National Mortgage Association (FNMA)	5.000%, 01/15/07	Aaa	3,500,000	3,644,480	1.53

	TOTAL AGENCY SECURITIES			70,632,049	29.69

FOREIGN GOVERNMENT BONDS
Province Of Manitoba Note	4.250%, 11/20/06	Aa2	1,000,000	1,023,180	0.43
Other Securities				618,073	0.26

	TOTAL FOREIGN GOVERNMENT BONDS			1,641,253	0.69

MORTGAGE BACKED SECURITIES
Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500%–6.000%, 12/01/17–06/01/33		2,973,348	3,049,457	1.28
Federal National Mortgage Corp (FNMA)	5.000%, 01/01/19		489,078	490,819	0.21

	TOTAL MORTGAGE BACKED SECURITIES			3,540,276	1.49

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 79

Short-Term Bond Fund | Top Holdings as of June 30, 2004 (Unaudited)   concluded

					% OF NET
	ISSUER		PRINCIPAL	VALUE	ASSETS

	U.S. TREASURY SECURITIES
	U.S. Treasury Bond	2.000%, 05/15/06	$ 6,000,000	$ 5,929,080	2.49%
	U.S. Treasury Note	1.500%–3.375%, 07/31/05–04/15/09	5,850,000	5,726,310	2.41
	U.S. Treasury Note	7.000%, 07/15/06	5,000,000	5,417,200	2.28
	U.S. Treasury Note	6.500%, 10/15/06	2,500,000	2,699,100	1.13
	U.S. Treasury Note	2.625%, 11/15/06	6,550,000	6,504,870	2.73
	U.S. Treasury Note	2.250%, 02/15/07	5,550,000	5,442,330	2.29
	U.S. Treasury Note	2.625%, 05/15/08	5,100,000	4,941,339	2.08
	U.S. Treasury Note	3.250%, 08/15/08	3,450,000	3,408,496	1.43
	U.S. Treasury Note	3.125%, 09/15/08	8,500,000	8,342,580	3.51
	U.S. Treasury Note	11.750%, 02/15/10	6,000,000	6,367,260	2.68
k	U.S. Treasury Inflation Indexed Bonds	3.875%, 01/15/09	5,157,990	5,750,334	2.42

		TOTAL U.S. TREASURY SECURITIES		60,528,899	25.45

		TOTAL GOVERNMENT BONDS	(Cost $137,797,886)	136,342,477	57.32

		TOTAL BONDS	(Cost $235,201,882)	233,790,262	98.29

	SHORT-TERM INVESTMENTS
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Bank (FHLB)	1.000%, 07/01/04	1,750,000	1,749,941	0.74

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		1,749,941	0.74

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,749,941)	1,749,941	0.74

		TOTAL PORTFOLIO	(Cost $236,951,823)	235,540,203	99.03
		OTHER ASSETS & LIABILITIES, NET		2,306,857	0.97

		NET ASSETS		$237,847,060	100.00%

________
† As provided by Moody’s Investors Service (Unaudited)
k Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
________
For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

80 | 2004 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Tax-Exempt Bond Fund | Top Holdings as of June 30, 2004 (Unaudited)

					% OF NET
ISSUER			PRINCIPAL	VALUE	ASSETS

MUNICIPAL BONDS
SHORT-TERM MUNICIPAL BONDS
MASSACHUSETTS
Massachusetts State Development
Finance Agency	0.000%, 10/01/42		$ 370,000	$ 370,000	0.21%

	TOTAL MASSACHUSETTS			370,000	0.21

NEW YORK
New York City N Y	0.000%, 08/15/21		150,000	150,000	0.08
New York City Municipal Water Finance	0.000%, 06/15/35		1,930,000	1,930,000	1.10
New York City S-93	0.000%, 08/01/20		150,000	150,000	0.08

	TOTAL NEW YORK			2,230,000	1.26

	TOTAL SHORT-TERM MUNICIPAL BONDS	(Cost $2,600,000)		2,600,000	1.47

LONG-TERM MUNICIPAL BONDS
ALABAMA
Birmingham Alabama Industrial Water Board	6.000%, 07/01/07		1,140,000	1,238,656	0.70
Courtland Alabama Industrial Development Board
Environmental Revenue	5.000%, 11/01/13		2,500,000	2,528,925	1.43
Jefferson County Alabama Sewer Revunue	5.250%, 02/01/16		2,000,000	2,118,080	1.20
West Jefferson Amusement & Public Park Authority	7.500%, 12/01/08		1,310,000	1,438,917	0.82

	TOTAL ALABAMA		7,324,578		4.15

CALIFORNIA
California State	5.000%, 04/01/12		2,500,000	2,665,100	1.51
California State	5.000%, 02/01/11		3,780,000	4,034,432	2.29
California State	5.000%–5.500%, 02/01/12–09/01/16		5,810,000	6,206,058	3.50
California State	5.000%, 02/01/13		2,475,000	2,625,901	1.49
California State Department Water Resource Power	5.500%, 05/01/12		4,435,000	4,878,367	2.76
California State Economic	5.250%, 07/01/13		1,700,000	1,859,630	1.05
California State Economic	5.250%, 07/01/13		2,000,000	2,203,700	1.25
Delta County California	6.700%, 06/01/24		190,000	192,410	0.11
Metropolitan Water District Southern County	5.000%, 07/01/17		1,830,000	1,881,441	1.07
Palmdale California Water District Revenue County	5.000%, 10/01/18		1,020,000	1,052,558	0.60

	TOTAL CALIFORNIA			27,599,597	15.63

COLORADO
Colorado Springs Colorado Sales	5.000%, 12/01/14		2,400,000	2,513,688	1.42

	TOTAL COLORADO			2,513,688	1.42

CONNECTICUT
Connecticut State Municipal Electric Energy	7.000%, 01/01/15		1,675,000	2,034,304	1.15

	TOTAL CONNECTICUT			2,034,304	1.15

DISTRICT OF COLUMBIA
District Columbia Hospital Revenue	6.000%, 08/15/10		1,000,000	1,144,060	0.65
District Columbia Revenue	5.750%, 11/15/10		1,000,000	1,075,620	0.61

	TOTAL DISTRICT OF COLUMBIA			2,219,680	1.26

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 81

Tax-Exempt Bond Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

				% OF NET
ISSUER		PRINCIPAL	VALUE	ASSETS

FLORIDA
Broward County Florida Resource Recovery Revenue	5.375%, 12/01/10	$1,000,000	$ 1,067,980	0.61%
Miami-Dade County Florida School Board	5.000%, 05/01/31	2,595,000	2,762,689	1.56

	TOTAL FLORIDA		3,830,669	2.17

ILLINOIS
Cook County Ill Community Consolidated School	5.500%, 12/01/14	1,210,000	1,351,812	0.77
Illinois State	5.000%, 03/01/14	2,500,000	2,664,350	1.51
Lake County Ill Fst Presv District	5.000%, 12/15/12	1,150,000	1,241,356	0.70
Metropolitan Pier & Exposition	5.375%, 06/01/13	1,700,000	1,870,102	1.06

	TOTAL ILLINOIS		7,127,620	4.04

INDIANA
Indianapolis Indiana Multi-Family Revenue	4.875%, 12/01/11	773,000	793,314	0.45
Petersburg Indiana Pollution Control Revenue	5.400%, 08/01/17	395,000	398,551	0.23
Valparaiso Indiana Middle School Building Corp	5.250%, 07/15/10	685,000	747,582	0.42

	TOTAL INDIANA		1,939,447	1.10

KENTUCKY
Kentucky State Turnipike Authority Toll Road Revenue	6.00%, 07/01/11	2,150,000	2,355,476	1.33

	TOTAL KENTUCKY		2,355,476	1.33

LOUISIANA
De Soto Parish La Pollution Control	5.000%, 10/01/12	2,070,000	2,126,635	1.20

	TOTAL LOUISIANA		2,126,635	1.20

MARYLAND
Brazos River Authority Texas Revenue	5.130%, 05/01/19	675,000	691,679	0.39

	TOTAL MARYLAND		691,679	0.39

MASSACHUSETTS
Massachusetts State	5.500%, 11/01/12	1,325,000	1,476,633	0.84
Massachusetts State	5.000%–5.500%, 12/01/10–11/01/13	1,385,000	1,514,920	0.86
Massachusetts State	5.500%, 11/01/12	2,175,000	2,423,907	1.37

	TOTAL MASSACHUSETTS		5,415,460	3.07

MISSOURI
Missouri State Environment	5.500%, 07/01/12	1,700,000	1,910,273	1.08

	TOTAL MISSOURI		1,910,273	1.08

NEVADA
Clark County Nevada Pollution	5.300%, 10/01/11	800,000	768,616	0.44

	TOTAL NEVADA		768,616	0.44

NEW JERSEY
Middlesex County New Jersey (Certificate of Participation)	5.100%, 06/15/14	610,000	649,510	0.37
New Jersey State	5.125%, 07/15/18	2,000,000	2,158,940	1.22
New Jersey State Transportation Trust Fund Authority	5.000%, 12/15/11	730,000	790,809	0.45
New Jersey State Turnpike	5.700%, 05/01/13	2,825,000	3,098,149	1.75
Tobacco Settlement Funding Corp	5.000%, 06/01/12	4,000,000	4,205,400	2.39

	TOTAL NEW JERSEY		10,902,808	6.18

82 | 2004 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Tax-Exempt Bond Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

				% OF NET
ISSUER		PRINCIPAL	VALUE	ASSETS

NEW MEXICO
New Mexico Mortgage Finance Authority	6.000%, 07/01/10	$ 115,000	$ 131,271	0.07%

	TOTAL NEW MEXICO		131,271	0.07

NEW YORK
Long Island Power Authorty Electric	5.250%, 12/01/14	2,200,000	2,329,272	1.32
Metropolitan Transportation Authority	5.500%, 11/15/13	2,500,000	2,801,600	1.59
Nassau County New York Interim Finance Authority Revenue	5.000%, 11/15/13	2,660,000	2,877,615	1.63
New York City (General Obligation)	5.000%, 03/01/12	2,370,000	2,505,801	1.42
New York City (General Obligation) ..	5.250%, 11/15/23	3,550,000	3,802,476	2.15
New York N Y City Transitional Finance Authority	5.250%, 05/01/14	1,400,000	1,537,564	0.87
New York State Dormitory Authority Revenue	5.500%, 02/01/11	1,800,000	1,988,441	1.13
New York State Environmental Facilities	5.000%, 03/15/14	2,670,000	2,841,708	1.61
New York State Thruway Authority Service Contract Revenue	5.500%, 04/01/12	2,900,000	3,191,276	1.80
Triborough Bridge & Tunnel Authority	5.250%, 11/15/14	1,000,000	1,093,200	0.62

	TOTAL NEW YORK		24,968,953	14.14

NORTH CAROLINA
North Carolina Municipal	6.000%, 01/01/11	450,000	512,249	0.29

	TOTAL NORTH CAROLINA		512,249	0.29

OHIO
Ohio State Air Quality Development Authority	6.000%, 12/01/13	2,500,000	2,563,625	1.45
Ohio State Industrial Development Revenue	5.500%, 11/01/07	835,000	839,400	0.48

	TOTAL OHIO		3,403,025	1.93

OKLAHOMA
Tulsa County Oklahoma Home Finance Authority	6.900%, 08/01/10	975,000	1,103,827	0.63

	TOTAL OKLAHOMA		1,103,827	0.63

PENNSYLVANIA
Allegheny County Industrial Development Authority	4.350%, 12/01/13	1,700,000	1,753,499	0.99
Carbon County Industrial Development Authority	6.650%, 05/01/10	2,840,000	3,051,381	1.73
Pennsylvania Economic	6.000%, 11/01/09	1,030,000	1,064,237	0.61
Pennsylvania Economic Development Funding	6.000%–6.500%, 11/01/08–11/01/16	2,225,000	2,318,813	1.31

	TOTAL PENNSYLVANIA		8,187,930	4.64

PUERTO RICO
Puerto Rico Public Buildings Authority Revenue	5.500%, 07/01/10	3,800,000	4,172,324	2.36
Puerto Rico Commonwealth	5.000%–5.500%, 07/01/13–07/01/16	2,405,000	2,608,132	1.48

Puerto Rico Commonwealth	5.500%, 07/01/10	2,900,000	3,184,142	1.80
Puerto Rico Public Finance Corp	5.750%, 08/01/27	1,000,000	1,092,910	0.62

	TOTAL PUERTO RICO		11,057,508	6.26

SOUTH CAROLINA
South Carolina Transportation Infrastructure	5.000%, 10/01/15	2,900,000	3,073,478	1.74
South Carolina Transportation Infrastructure	5.500%, 10/01/16	1,000,000	1,079,010	0.61

	TOTAL SOUTH CAROLINA		4,152,488	2.35

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 83

Tax-Exempt Bond Fund | Top Holdings as of June 30, 2004 (Unaudited)   concluded

					% OF NET
ISSUER			PRINCIPAL	VALUE	ASSETS

TENNESSEE
Memphis Tennessee	5.000%, 10/01/15		$ 1,500,000	$ 1,611,600	0.91%
Memphis-Shelby County	5.000%, 09/01/09		1,825,000	1,904,570	1.08

	TOTAL TENNESSEE			3,516,170	1.99

TEXAS
Brazos River Authority Texas Revenue	4.900%, 10/01/15		5,055,000	5,334,845	3.02
Houston Texas Airport System Revenue	5.800%, 07/01/10		725,000	777,969	0.44
Houston Texas Hotel Occupancy	5.500%, 09/01/11		1,000,000	1,112,910	0.63
Richardson Texas School District	5.000%, 02/15/13		2,190,000	2,346,979	1.33
San Antonio Texas Electric & Gas	5.250%, 02/01/15		2,700,000	2,861,082	1.62
San Antonio Texas Electric & Gas	5.250%, 02/01/16		3,195,000	3,366,411	1.91
San Antonio Texas School District	5.250%, 08/15/17		2,000,000	2,085,100	1.18

	TOTAL TEXAS			17,885,296	10.13

UTAH
Utah County Municipal Building Authority	5.000%, 11/01/11		820,000	885,649	0.50

	TOTAL UTAH			885,649	0.50

VIRGIN ISLANDS
Virgin Islands Water & Power Authority System Revenue	5.000%, 07/01/09		1,175,000	1,222,388	0.69

	TOTAL VIRGIN ISLANDS			1,222,388	0.69

VIRGINIA
Chesapeake Virginia	5.000%, 05/01/14		1,000,000	1,079,240	0.61
York County Industrial Development
Authority Pollution	5.500%, 07/01/09		600,000	633,060	0.36

	TOTAL VIRGINIA			1,712,300	0.97

WASHINGTON
Cowlitz County Washingston Public Utility	5.000%, 09/01/11		750,000	811,283	0.46
King & Snohomish Countys Washington	5.000%, 12/01/12		850,000	917,251	0.52
King County Washingston School District No 412	5.500%, 12/01/11		2,050,000	2,274,598	1.29
Kitsap County Washingston	5.000%, 06/01/11		1,150,000	1,238,642	0.70
Port Seattle Washingston Revenue	5.500%, 09/01/17		3,345,000	3,673,446	2.09
Snohomish County Public Utility	5.250%, 12/01/12		3,000,000	3,290,700	1.86
Washington State Public Power Supply	5.000%, 07/01/13		2,500,000	2,638,700	1.49

	TOTAL WASHINGTON			14,844,620	8.41

	TOTAL LONG-TERM MUNICIPAL BONDS	(Cost $172,601,694)		172,344,204	97.61

	TOTAL MUNICIPAL BONDS	(Cost $175,201,694)		174,944,204	99.08

	TOTAL PORTFOLIO	(Cost $175,201,694)		174,944,204	99.08
	OTHER ASSET & LIABILITIES, NET			1,617,114	0.92

	NET ASSETS			$176,561,318	100.00%

84 | 2004 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Bond Plus Fund | Top Holdings as of June 30, 2004 (Unaudited)

					% OF NET
ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

CORPORATE BONDS
ASSET BACKED
Chase Funding Mortgage Loan Asset- Backed Certificates Series 2004-2 (Class 1A2)	3.777%–5.700%, 01/25/22–02/25/34	Aa2e–Baa2e	$ 4,000,000	$ 3,974,000	0.91%
Other Securities				9,939,913	2.25

	TOTAL ASSET BACKED			13,913,913	3.16

BUSINESS SERVICES				1,853,237	0.42

CHEMICALS AND ALLIED PRODUCTS				492,576	0.11

COMMUNICATIONS
BellSouth Telecommunication Note	6.500%, 06/15/05	Aa3	2,000,000	2,076,209	0.47
Verizon New Jersey, Inc Deb	5.875%, 01/17/12	Aa3	2,000,000	2,050,936	0.47
Other Securities				11,860,907	2.70

	TOTAL COMMUNICATIONS			15,988,052	3.64

DEPOSITORY INSTITUTIONS
Bank of America Corp (Sr Note)	3.375%–7.400%, 02/17/09–08/15/13	Aa2–Aa3	1,850,000	1,877,333	0.42
JP Morgan Chase & Co (Sub Note)	4.500%–7.875%, 06/15/10–11/15/10	A1–Aa3	750,000	820,714	0.19
Other Securities				10,770,537	2.45

	TOTAL DEPOSITORY INSTITUTIONS			13,468,584	3.06

ELECTRIC, GAS, AND SANITARY SERVICES				10,118,853	2.30

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				2,242,566	0.51

FABRICATED METAL PRODUCTS				242,766	0.06

FOOD AND KINDRED PRODUCTS				3,421,895	0.78

FOOD STORES
Safeway, Inc Note	7.250%, 09/15/04	Baa2	2,000,000	2,018,520	0.46
Other Securities				542,983	0.12

	TOTAL FOOD STORES			2,561,503	0.58

FORESTRY				524,256	0.12

FURNITURE AND FIXTURES				509,489	0.12

GENERAL BUILDING CONTRACTORS				2,427,180	0.55

GENERAL MERCHANDISE STORES				1,239,288	0.28

HEALTH SERVICES				251,686	0.06

HOLDING AND OTHER INVESTMENT OFFICES				768,475	0.17

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 85

Bond Plus Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

					% OF NET
ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

HOTELS AND OTHER LODGING PLACES				$ 245,000	0.06%

INDUSTRIAL MACHINERY AND EQUIPMENT
International Business Machines Corp Note	4.750%, 11/29/12	A1	$ 250,000	244,096	0.05

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			244,096	0.05

INSTRUMENTS AND RELATED PRODUCTS				249,234	0.06

INSURANCE AGENTS, BROKERS AND SERVICE				531,042	0.12

INSURANCE CARRIERS				2,232,298	0.51

METAL MINING				483,108	0.11

MISCELLANEOUS MANUFACTURING INDUSTRIES				521,449	0.12

MISCELLANEOUS RETAIL				257,003	0.06

MOTION PICTURES				2,271,211	0.51

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS				491,438	0.11

NONDEPOSITORY INSTITUTIONS				10,024,519	2.28

OIL AND GAS EXTRACTION				4,611,747	1.05

OTHER MORTGAGE BACKED SECURITIES
AQ Finance NIM Trust	1.500%, 04/25/09	Aaae	2,347,662	2,347,662	0.53
Banc of America Commercial Mortgage, Inc	5.118%, 07/11/43	NA	3,000,000	3,011,019	0.68
JP Morgan Chase Commercial Mortgage Securities Corp Series 2003-CB6 (Class A2)	5.255%, 07/12/37	Aaae	1,000,000	999,412	0.23
Other Securities				6,021,812	1.37

	TOTAL OTHER MORTGAGE BACKED SECURITIES			12,379,905	2.81

PAPER AND ALLIED PRODUCTS
Kimberly-Clark Corp Note	7.100%, 08/01/07	Aa2	2,000,000	2,198,110	0.50
Other Securities				2,279,293	0.52

	TOTAL PAPER AND ALLIED PRODUCTS			4,477,403	1.02

PETROLEUM AND COAL PRODUCTS				2,866,358	0.65

PIPELINES, EXCEPT NATURAL GAS				709,657	0.16

PRIMARY METAL INDUSTRIES				243,386	0.06

PRINTING AND PUBLISHING				2,675,040	0.61

RAILROAD TRANSPORTATION				2,369,381	0.54

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS				1,294,686	0.29

SECURITY AND COMMODITY BROKERS				4,703,730	1.07

STONE, CLAY, AND GLASS PRODUCTS				248,498	0.06

TOBACCO PRODUCTS				247,500	0.06

TRANSPORTATION EQUIPMENT				6,605,783	1.50

WHOLESALE TRADE-DURABLE GOODS				228,902	0.05

WHOLESALE TRADE-NONDURABLE GOODS				452,020	0.10

	TOTAL CORPORATE BONDS	(Cost $128,590,811)		131,688,713	29.94

86 | 2004 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Bond Plus Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

						% OF NET
	ISSUER		RATING†	PRINCIPAL	VALUE	ASSETS

	GOVERNMENT BONDS
	AGENCY SECURITIES
	Federal Farm Credit Bank (FFCB)	2.250%, 09/01/06	Aaa	$10,000,000	$ 9,827,300	2.23%
	Federal Home Loan Mortgage Corp (FHLMC)	1.875%, 01/15/05		8,000,000	7,999,520	1.82
d	Federal Home Loan Mortgage Corp (FHLMC)	1.875%, 02/15/06	Aaa	15,000,000	14,793,150	3.36
	Federal Home Loan Mortgage Corp (FHLMC)	3.500%–5.875%, 05/21/08–03/21/11	Aaa–Aa2	3,990,000	4,065,617	0.92
d	Federal National Mortgage Association (FNMA)	2.250%, 05/15/06	Aaa	14,500,000	14,330,060	3.26
	Federal National Mortgage Association (FNMA)	4.375%, 10/15/06	Aaa	16,000,000	16,431,838	3.74
	Federal National Mortgage Association (FNMA)	3.500%, 10/15/07	Aaa	1,500,000	1,487,490	0.34
	Other Securities				1,754,657	0.40

		TOTAL AGENCY SECURITIES			70,689,632	16.07

	FOREIGN GOVERNMENT BONDS				4,380,360	1.00

	MORTGAGE BACKED SECURITIES
h	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000%, 07/31/04		5,000,000	5,104,690	1.16
	Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%–7.000%, 09/10/10–01/01/34		19,810,044	20,081,372	4.56
	Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%, 01/01/19		4,853,112	4,753,095	1.08
	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000%, 02/01/19		4,653,840	4,665,871	1.06
	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000%, 11/01/33		4,829,646	4,677,040	1.06
h	Federal National Mortgage Assoc. (FNMA)	5.000%, 07/31/04		7,000,000	7,006,566	1.59
h	Federal National Mortgage Assoc. (FNMA)	5.500%, 07/31/04		5,000,000	5,112,500	1.16
	Federal National Mortgage Assoc. (FNMA)	4.500%–9.000%, 12/01/08–03/01/34		48,870,428	48,835,726	11.11
	Federal National Mortgage Assoc. (FNMA)	5.000%, 04/01/19		5,800,864	5,820,587	1.32
d	Federal National Mortgage Assoc. (FNMA)	6.500%, 03/01/33		6,776,443	7,060,918	1.61
	Federal National Mortgage Assoc. (FNMA)	5.500%, 10/01/33		7,245,901	7,232,164	1.65
	Government National Mortgage Assoc. (GNMA)	5.500%–8.500%, 09/15/23–02/20/34		7,904,526	8,059,007	1.83

		TOTAL MORTGAGE BACKED SECURITIES			128,409,536	29.19

	U.S. TREASURY SECURITIES
	U.S. Treasury Bond	11.750%, 02/15/10		13,750,000	14,591,638	3.32
	U.S. Treasury Bond	8.000%, 11/15/21		25,500,000	33,426,420	7.60
	U.S. Treasury Bond	5.375%, 02/15/31		2,600,000	2,621,944	0.60
	United States Treasury Note	2.000%–6.000%, 09/15/23–02/20/34		18,465,000	18,345,405	4.17
	United States Treasury Note	2.625%, 05/15/08		5,350,000	5,183,562	1.18
	United States Treasury Note	3.375%, 12/15/08		4,900,000	4,838,456	1.10
k	U.S. Treasury Inflation Indexed Bonds	3.875%, 01/15/09		8,023,537	8,944,960	2.03

		TOTAL U.S. TREASURY SECURITIES			87,952,385	20.00

		TOTAL GOVERNMENT BONDS	(Cost $296,654,175)		291,431,913	66.26

		TOTAL BONDS	(Cost $425,244,986)		423,120,626	96.20

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 87

Bond Plus Fund | Top Holdings as of June 30, 2004 (Unaudited)   continued

		SHARES/		% OF NET
COMPANY		PRINCIPAL	VALUE	ASSETS

COMMON STOCKS
HOLDING AND OTHER INVESTMENT OFFICES
TIAA-CREF High-Yield Bond Fund		347,364	$ 3,143,653	0.72%

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES		3,143,653	0.72

	TOTAL COMMON STOCKS	(Cost $3,268,770)	3,143,653	0.72

ISSUER

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER
Fortune Brands, Inc Note	1.110%, 07/14/04	$ 3,855,000	3,853,096	0.88
Govco, Inc	1.280%, 07/29/04	5,000,000	4,994,885	1.13
International Business Machines Corp Note	1.450%, 07/01/04	5,000,000	4,999,799	1.14
Receivables Capital Corp	1.110%, 07/13/04	4,265,000	4,263,044	0.97
Sigma Finance, Inc	1.470%, 07/01/04	3,420,000	3,419,867	0.78
Other Securities			1,299,312	0.29

	TOTAL COMMERCIAL PAPER		22,830,003	5.19

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
Federal Home Loan Bank (FHLB)	1.050%, 07/07/04	875,000	874,796	0.20
Federal Home Loan Bank (FHLB)	1.125%, 08/11/04	4,520,000	4,513,196	1.03

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		5,387,992	1.23

	TOTAL SHORT-TERM INVESTMENTS	(Cost $28,217,995)	28,217,995	6.42

	TOTAL PORTFOLIO	(Cost $456,731,751)	454,482,274	103.34
	OTHER ASSETS & LIABILITIES, NET		(14,673,181)	(3.34)

	NET ASSETS		$439,809,093	100.00%

________
d All or a portion of theses securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
h These securities were purchased on a delayed delivery basis.
k Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
† As provided by Moody’s Investors Service (Unaudited)
________
For ease of presentation, we have grouped a number of industry classification categories together in the Top Holdings. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

88 | 2004 Semiannual Report TIAA-CREF Mutual Funds	SEE NOTES TO FINANCIAL STATEMENTS

Bond Plus Fund | Top Holdings as of June 30, 2004 (Unaudited)    concluded

TIAA-CREF Mutual Funds
Transactions with Affiliated Companies — Bond Plus Fund
January 1, 2004 – June 30, 2004 (Unaudited)
	VALUE AT	PURCHASE	SALES	REALIZED	DIVIDEND	SHARES AT	VALUE AT
ISSUE	December 31, 2003	COST	PROCEEDS	GAIN (LOSS)	INCOME	JUNE 30, 2004	JUNE 30, 2004

TIAA-CREF High-Yield Bond Fund	$3,122,529	$113,847	—	—	$113,847	347,364	$3,143,653

TOTAL AFFILIATED TRANSACTION	$3,122,529	$113,847	—	—	$113,847

SEE NOTES TO FINANCIAL STATEMENTS	TIAA-CREF Mutual Funds 2004 Semiannual Report | 89

Statements of Assets and Liabilities (Unaudited)

TIAA-CREF Mutual Funds

June 30, 2004
	International	Growth	Growth &	Equity	Social Choice	Managed
	Equity	Equity	Income	Index	Equity	Allocation
	Fund	Fund	Fund	Fund	Fund	Fund

ASSETS
Portfolio investments, at cost:
Unaffiliated issuers	$293,097,311	$ 534,405,375	$ 502,190,966	$334,749,617	$101,953,193	$ —
Affiliated issuers	—	—	—	—	—	453,379,391

Portfolio investments, at value:
Unaffiliated issuers	315,136,358	549,365,867	522,279,299	349,503,373	98,117,835	—
Affiliated issuers	—	—	—	—	—	449,313,752

Total portfolio investments, at value	315,136,358	549,365,867	522,279,299	349,503,373	98,117,835	449,313,752
Cash	874,561	—	—	180,164	124,863	518,581
Cash-foreign (cost of $272,541, $ —, $3,616, $ —, $ — and $ —, respectively)	272,557	—	4,090	—	—	—
Receivable from securities transactions	5,827,848	4,936,012	5,622,221	—	517,726	154,800
Receivable for Fund shares sold	582,896	67,813	275,041	325,154	222,230	222,202
Dividends and interest receivable	574,138	490,535	628,348	384,329	87,216	1,171
Receivable for variation margin on open futures contracts	—	—	—	8,600	—	—

Total assets	323,268,358	554,860,227	528,808,999	350,401,620	99,069,870	450,210,506

LIABILITIES
Due to investment advisor	132,385	205,020	190,900	74,683	21,709	—
Due to custodian	—	940,425	451,583	—	—	—
Payable for securities transactions	4,894,034	2,138,351	4,499,251	157,341	511,303	458,800
Payable for Fund shares redeemed	477,978	165,758	274,627	441,088	14,392	114,503
Income distribution payable	—	—	—	—	—	2,378

Total liabilities	5,504,397	3,449,554	5,416,361	673,112	547,404	575,681

NET ASSETS	$317,763,961	$ 551,410,673	$ 523,392,638	$349,728,508	$ 98,522,466	$449,634,825

NET ASSETS CONSIST OF:
Paid in capital	$364,494,407	$ 889,214,580	$ 633,549,434	$323,300,932	$103,919,496	$479,508,553
Accumulated undistributed net investment income	3,618,047	1,581,799	200,692	2,432,032	495,640	251,913
Accumulated undistributed net realized gain (loss) on total investments	(72,367,141)	(354,346,198)	(130,446,294)	9,235,191	(2,057,312)	(26,060,002)
Accumulated net unrealized appreciation (depreciation) on total investments	22,018,648	14,960,492	20,088,806	14,760,353	(3,835,358)	(4,065,639)

NET ASSETS	$317,763,961	$ 551,410,673	$ 523,392,638	$349,728,508	$ 98,522,466	$449,634,825

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	32,728,385	62,123,815	45,373,142	42,777,215	11,397,756	42,465,658
Net asset value per share	$9.71	$8.88	$11.54	$8.18	$8.64	$10.59

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Statements of Assets and Liabilities (Unaudited) (continued)

TIAA-CREF Mutual Funds

June 30, 2004
	High-Yield	Short-Term	Tax-Exempt	Bond	Money
	Bond	Bond	Bond	Plus	Market
	Fund	Fund	Fund	Fund	Fund

ASSETS
Portfolio investments, at cost:
Unaffiliated issuers	$208,512,499	$236,951,823	$175,201,694	$453,462,981	$609,832,397
Affiliated issuers	—	—	—	3,268,770	—

Portfolio investments, at value:
Unaffiliated issuers	215,711,279	235,540,203	174,944,204	451,338,621	609,832,397
Affiliated issuers	—	—	—	3,143,653	—

Total portfolio investments, at value	215,711,279	235,540,203	174,944,204	454,482,274	609,832,397
Cash	—	—	—	—	66,461
Receivable from securities transactions	4,275,870	3,749	2,266,563	1,463,504	18,869
Receivable for Fund shares sold	1,603,303	567,382	399,177	275,501	1,661,421
Dividends and interest receivable	4,253,503	2,783,717	2,212,995	3,971,263	822,611

Total assets	225,843,955	238,895,051	179,822,939	460,192,542	612,401,759

LIABILITIES
Due to investment advisor	61,851	59,311	44,097	231,134	150,155
Due to custodian	1,039,378	95,611	28,210	25,234	—
Payable for securities transactions	2,000,000	—	3,100,938	19,819,119	—
Payable for Fund shares redeemed	188,969	893,069	88,376	306,772	2,369,890
Income distribution payable	4,137	—	—	1,190	474,566

Total liabilities	3,294,335	1,047,991	3,261,621	20,383,449	2,994,611

NET ASSETS	$222,549,620	$237,847,060	$176,561,318	$439,809,093	$609,407,148

NET ASSETS CONSIST OF:
Paid in capital	$225,754,682	$238,925,382	$176,153,733	$441,892,246	$609,408,028
Accumulated undistributed net investment income	498	6,277	414	25,344	396
Accumulated undistributed net realized gain (loss) on total investments	(10,404,340)	327,021	664,661	140,980	(1,276)
Accumulated net unrealized appreciation (depreciation) on total investments	7,198,780	(1,411,620)	(257,490)	(2,249,477)	—

NET ASSETS	$222,549,620	$237,847,060	$176,561,318	$439,809,093	$609,407,148

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	24,579,996	22,582,770	16,549,413	43,323,888	609,408,191
Net asset value per share	$9.05	$10.53	$10.67	$10.15	$1.00

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Statements of Operations (Unaudited)

TIAA-CREF Mutual Funds

For the Six Months Ended June 30, 2004
	International	Growth	Growth &	Equity	Social Choice	Managed
	Equity	Equity	Income	Index	Equity	Allocation
	Fund	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME
Interest	$ 95,608	$ 164,273	$ 18,570	$ 23,327	$ 3,432	$ 1,255
Dividends:
Unaffiliated issuers	4,747,191	2,672,305	4,133,998	2,875,408	599,342	—
Affiliated issuers	—	—	—	—	—	3,357,908
Foreign taxes withheld	(371,609)	(7,769)	(7,539)	(34)	—	—

Total income	4,471,190	2,828,809	4,145,029	2,898,701	602,774	3,359,163

EXPENSES:
Management fees	745,347	1,243,088	1,166,091	464,444	106,506	—
Trustee fees and expenses	759	3,051	1,384	2,225	628	—

Total expenses	746,106	1,246,139	1,167,475	466,669	107,134	—

Net investment income	3,725,084	1,582,670	2,977,554	2,432,032	495,640	3,359,163

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	34,729,409	(3,252,832)	30,968,341	9,850,797	402,656	1,899
Futures transactions	—	—	—	429,152	—	—
Foreign currency transactions	(76,228)	—	(65,319)	—	—	—

Net realized gain (loss) on total investments	34,653,181	(3,252,832)	30,903,022	10,279,949	402,656	1,899

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(23,265,643)	12,697,701	(19,921,550)	(1,429,834)	2,627,674	6,848,860
Futures transactions	—	—	—	(77,121)	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(24,333)	—	(5,654)	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	(23,289,976)	12,697,701	(19,927,204)	(1,506,955)	2,627,674	6,848,860

Net realized and unrealized gain on total investments	11,363,205	9,444,869	10,975,818	8,772,994	3,030,330	6,850,759

Net increase in net assets resulting from operations	$ 15,088,289	$11,027,539	$13,953,372	$11,205,026	$3,525,970	$10,209,922

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Statements of Operations (Unaudited) (continued)

TIAA-CREF Mutual Funds

For the Six Months Ended June 30, 2004
	High-Yield	Short-Term	Tax-Exempt	Bond	Money
	Bond	Bond	Bond	Plus	Market
	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME
Interest	$ 8,482,957	$ 3,647,578	$ 3,415,779	$ 8,682,843	$3,397,159
Dividends:
Affiliated issuers	—	—	—	113,847	—

Total income	8,482,957	3,647,578	3,415,779	8,796,690	3,397,159

EXPENSES:
Management fees	378,630	355,245	263,821	660,205	876,619
Trustee fees and expenses	1,298	1,619	1,490	3,410	4,090
Other	—	—	—	5,204	—

Total expenses	379,928	356,864	265,311	668,819	880,709

Net investment income	8,103,029	3,290,714	3,150,468	8,127,871	2,516,450

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain on total investments	506,863	325,013	247,370	430,171	726
Net change in unrealized appreciation (depreciation) on total investments	(6,797,827)	(4,130,781)	(4,684,384)	(8,152,874)	—

Net realized and unrealized gain (loss) on total investments	(6,290,964)	(3,805,768)	(4,437,014)	(7,722,703)	726

Net increase (decrease) in net assets resulting from operations	$ 1,812,065	$ (515,054)	$ (1,286,546)	$ 405,168	$2,517,176

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Statement of Cash Flows (Unaudited)

Bond Plus Fund

For the Six Months Ended June 30, 2004

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$ 405,168
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of long-term securities	(228,657,442)
Proceeds from sales of long-term securities	171,460,328
Proceeds of short-term investments-net	47,236,695
Increase in receivables	(97,549)
Increase in payables	120,233
Net realized gain on total investments	(430,171)
Unrealized depreciation on total investments	8,152,874

Net cash used in operating activities	(1,809,864)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Fund shares sold	49,961,009
Payments for Fund shares redeemed	(20,406,343)
Cash dividends paid	(549,570)
Exchanges among the Funds-net	(15,581,804)
Proceeds from the financing of dollar roll transactions-net	(15,023,281)

Net cash used in financing activities	(1,599,989)

Decrease in cash	(3,409,853)
CASH
Beginning of year	3,409,853

End of period	$ —

Supplemental disclosure of cash flow information:
Non-cash financing activities not included above:
Reinvestment of distributions	$ 7,552,957

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Statements of Changes in Net Assets

TIAA-CREF Mutual Funds

	International Equity Fund		Growth Equity Fund		Growth & Income Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004	2003	2004	2003	2004	2003

	(Unaudited)		(Unaudited)		(Unaudited)
CHANGE IN NET ASSETS
OPERATIONS:
Net investment income	$ 3,725,084	$ 4,591,097	$ 1,582,670	$ 3,479,729	$ 2,977,554	$ 6,085,444
Net realized gain (loss) on total investments	34,653,181	(7,327,614)	(3,252,832)	(13,713,351)	30,903,022	21,531,096
Net change in unrealized appreciation (depreciation) on total investments	(23,289,976)	87,136,957	12,697,701	130,624,595	(19,927,204)	90,435,759

Net increase from operations	15,088,289	84,400,440	11,027,539	120,390,973	13,953,372	118,052,299

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(5,072,699)	—	(3,706,292)	(2,762,395)	(6,160,816)

Total distributions	—	(5,072,699)	—	(3,706,292)	(2,762,395)	(6,160,816)

SHAREHOLDER TRANSACTIONS:
Subscriptions	30,115,958	33,836,619	27,630,422	51,004,689	39,821,562	97,396,540
Reinvestment of distributions	—	4,944,020	—	3,599,094	2,584,459	5,740,757
Exchanges among the Funds, net	6,175,415	13,018,608	(11,193,023)	(3,362,832)	(7,336,390)	(96,050,767)
Redemptions	(20,385,333)	(34,515,078)	(25,938,317)	(39,947,986)	(74,312,046)	(64,377,020)
Redemptions by TIAA	—	(28,635,955)	—	—	—	—

Net increase (decrease) from shareholder transactions	15,906,040	(11,351,786)	(9,500,918)	11,292,965	(39,242,415)	(57,290,490)

Total increase (decrease) in net assets	30,994,329	67,975,955	1,526,621	127,977,646	(28,051,438)	54,600,993
NET ASSETS
Beginning of year	286,769,632	218,793,677	549,884,052	421,906,406	551,444,076	496,843,083

End of period	$317,763,961	$286,769,632	$551,410,673	$549,884,052	$523,392,638	$551,444,076

Undistributed (over distributed) net investment income included in net assets	$ 3,618,047	$ (107,037)	$ 1,581,799	$ (871)	$ 200,692	$ (14,467)

CHANGE IN FUND SHARES:
Shares outstanding, beginning of year	31,036,974	32,765,643	63,198,789	61,661,944	48,780,423	54,656,845

Shares sold	3,173,398	4,357,314	3,125,011	6,709,920	3,470,900	10,115,135
Shares issued in reinvestment of distributions	—	544,475	—	414,111	225,826	570,638
Shares exchanged among the Funds, net	644,620	1,717,163	(1,267,014)	(369,159)	(641,215)	(10,031,844)
Shares redeemed	(2,126,607)	(4,441,272)	(2,932,971)	(5,218,027)	(6,462,792)	(6,530,351)
Shares redeemed by TIAA	—	(3,906,349)	—	—	—	—

Net increase (decrease) in shares outstanding	1,691,411	(1,728,669)	(1,074,974)	1,536,845	(3,407,281)	(5,876,422)

Shares outstanding, end of period	32,728,385	31,036,974	62,123,815	63,198,789	45,373,142	48,780,423

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Statements of Changes in Net Assets (continued)

TIAA-CREF Mutual Funds

	Equity Index Fund		Social Choice Equity Fund		Managed Allocation Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004	2003	2004	2003	2004	2003

CHANGE IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$ 2,432,032	$ 3,671,887	$ 495,640	$ 1,019,830	$ 3,359,163	$ 8,400,938
Net realized gain (loss) on total investments	10,279,949	8,692,332	402,656	2,976,453	1,899	(17,636,541)
Net change in unrealized appreciation (depreciation) on total investments	(1,506,955)	63,210,129	2,627,674	14,739,007	6,848,860	77,388,481

Net increase from operations	11,205,026	75,574,348	3,525,970	18,735,290	10,209,922	68,152,878

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(3,689,917)	—	(1,021,178)	(3,358,636)	(15,613,855)
From net realized gain on total investments	—	(6,245,640)	—	—	—	—

Total distributions	—	(9,935,557)	—	(1,021,178)	(3,358,636)	(15,613,855)

SHAREHOLDER TRANSACTIONS:
Subscriptions	77,058,650	147,882,198	31,571,549	18,164,902	52,133,658	61,916,904
Reinvestment of distributions	—	9,656,801	—	971,917	3,159,026	14,692,215
Exchanges among the Funds, net	5,243,890	33,843,297	1,623,225	2,483,490	5,747,881	5,137,242
Redemptions	(81,967,262)	(21,640,777)	(3,789,834)	(4,228,665)	(16,248,545)	(23,766,955)
Redemptions by TIAA	—	(37,064,419)	(4,600,798)	(32,644,000)	—	—

Net increase from shareholder transactions	335,278	132,677,100	24,804,142	(15,252,356)	44,792,020	57,979,406

Total increase in net assets	11,540,304	198,315,891	28,330,112	2,461,756	51,643,306	110,518,429
NET ASSETS
Beginning of year	338,188,204	139,872,313	70,192,354	67,730,598	397,991,519	287,473,090

End of period	$349,728,508	$338,188,204	$98,522,466	$70,192,354	$449,634,825	$397,991,519

Undistributed net investment income included in net assets	$ 2,432,032	$ —	$ 495,640	$ —	$ 251,913	$ 251,386

CHANGE IN FUND SHARES:
Shares outstanding, beginning of year	42,797,838	22,437,334	8,480,697	10,469,957	38,238,192	32,398,366

Shares sold	9,539,591	22,306,214	3,715,949	2,446,838	5,007,699	6,382,849
Shares issued in reinvestment of distributions	—	1,223,869	—	117,554	299,043	1,455,718
Shares exchanged among the Funds, net	641,321	5,058,571	190,125	317,595	537,204	479,431
Shares redeemed	(10,201,535)	(3,068,643)	(444,687)	(596,270)	(1,616,480)	(2,478,172)
Shares redeemed by TIAA	—	(5,159,507)	(544,328)	(4,274,977)	—	—

Net increase (decrease) in shares outstanding	(20,623)	20,360,504	2,917,059	(1,989,260)	4,227,466	5,839,826

Shares outstanding, end of period	42,777,215	42,797,838	11,397,756	8,480,697	42,465,658	38,238,192

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Statements of Changes in Net Assets (continued)

TIAA-CREF Mutual Funds

	High-Yield Bond Fund		Short-Term Bond Fund		Tax-Exempt Bond Fund

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004	2003	2004	2003	2004	2003

CHANGE IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$ 8,103,029	$ 12,030,118	$ 3,290,714	$ 5,443,798	$ 3,150,468	$ 6,082,611
Net realized gain (loss) on total investments	506,863	(3,834,466)	325,013	2,205,827	247,370	3,448,126
Net change in unrealized appreciation
(depreciation) on total investments	(6,797,827)	22,716,455	(4,130,781)	(1,540,071)	(4,684,384)	(327,757)

Net increase (decrease) from operations	1,812,065	30,912,107	(515,054)	6,109,554	(1,286,546)	9,202,980

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,109,275)	(12,069,249)	(3,290,490)	(5,452,392)	(3,150,054)	(6,079,623)
From net realized gain on total investments	—	—	—	(2,336,110)	—	(3,234,868)

Total distributions	(8,109,275)	(12,069,249)	(3,290,490)	(7,788,502)	(3,150,054)	(9,314,491)

SHAREHOLDER TRANSACTIONS:
Subscriptions	85,141,861	211,260,350	65,335,935	124,387,667	27,931,794	76,023,110
Reinvestment of distributions	5,246,650	8,227,141	1,900,346	5,100,745	2,291,914	7,003,762
Exchanges among the Funds, net	(7,996,010)	5,434,230	(6,439,755)	(10,212,853)	(6,578,904)	(21,559,445)
Redemptions	(81,869,472)	(105,906,699)	(30,226,563)	(37,345,452)	(11,026,640)	(39,472,494)
Seed money redemptions by TIAA	—	(13,473,547)	—	(18,169,500)	—	—

Net increase from shareholder transactions	523,029	105,541,475	30,569,963	63,760,607	12,618,164	21,994,933

Total increase (decrease) in net assets	(5,774,181)	124,384,333	26,764,419	62,081,659	8,181,564	21,883,422
NET ASSETS
Beginning of year	228,323,801	103,939,468	211,082,641	149,000,982	168,379,754	146,496,332

End of period	$222,549,620	$228,323,801	$237,847,060	$211,082,641	$176,561,318	$168,379,754

Undistributed net investment income included in net assets	$ 498	$ 6,744	$ 6,277	$ 6,053	$ 414	$ —

CHANGE IN FUND SHARES:
Shares outstanding, beginning of year	24,506,172	12,671,818	19,745,892	13,852,524	15,413,525	13,410,634

Shares sold	9,170,586	23,886,825	6,100,829	11,480,941	2,556,537	6,912,393
Shares issued in reinvestment of distributions	567,669	928,038	178,649	473,444	211,491	638,780
Shares exchanged among the Funds, net	(862,289)	645,982	(605,735)	(947,735)	(616,731)	(1,968,455)
Shares redeemed	(8,802,142)	(12,058,906)	(2,836,865)	(3,446,166)	(1,015,409)	(3,579,827)
Seed money shares redeemed by TIAA	—	(1,567,585)	—	(1,667,116)	—	—

Net increase in shares outstanding	73,824	11,834,354	2,836,878	5,893,368	1,135,888	2,002,891

Shares outstanding, end of period	24,579,996	24,506,172	22,582,770	19,745,892	16,549,413	15,413,525

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Statements of Changes in Net Assets (continued)

TIAA-CREF Mutual Funds

	Bond Plus Fund		Money Market Fund

	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2004	2003	2004	2003

	(Unaudited)		(Unaudited)
CHANGE IN NET ASSETS
OPERATIONS:
Net investment income	$ 8,127,871	$ 15,158,090	$ 2,516,450	$ 6,204,712
Net realized gain (loss) on total investments	430,171	7,889,826	726	(2,002)
Net change in unrealized appreciation
(depreciation) on total investments	(8,152,874)	(6,184,623)	—	—

Net increase from operations	405,168	16,863,293	2,517,176	6,202,710

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,102,527)	(15,287,117)	(2,516,450)	(6,204,712)
From net realized gain on total investments	—	(10,148,888)	—	—

Total distributions	(8,102,527)	(25,436,005)	(2,516,450)	(6,204,712)

SHAREHOLDER TRANSACTIONS:
Subscriptions	49,264,999	108,042,310	183,850,723	342,293,586
Reinvestment of distributions	7,552,957	23,652,496	2,461,487	6,461,023
Exchanges among the Funds, net	(15,581,804)	(30,582,349)	12,149,264	(30,555,027)
Redemptions	(20,169,229)	(36,754,522)	(211,288,329)	(392,416,691)

Net increase (decrease) from shareholder transactions	21,066,923	64,357,935	(12,826,855)	(74,217,109)

Total increase (decrease) in net assets	13,369,564	55,785,223	(12,826,129)	(74,219,111)
NET ASSETS
Beginning of year	426,439,529	370,654,306	622,233,277	696,452,388

End of period	$439,809,093	$426,439,529	$609,407,148	$622,233,277

Undistributed net investment income included in net assets	$ 25,344	$ —	$ 396	$ 396

CHANGE IN FUND SHARES:
Shares outstanding, beginning of year	41,307,647	35,223,000	622,295,365	696,512,131

Shares sold	4,752,175	10,216,742	183,850,723	342,293,586
Shares issued in reinvestment of distributions	735,131	2,259,701	2,461,487	6,461,366
Shares exchanged among the Funds, net	(1,513,612)	(2,913,224)	12,149,264	(30,555,027)
Shares redeemed	(1,957,453)	(3,478,572)	(211,348,648)	(392,416,691)

Net increase (decrease) in shares outstanding	2,016,241	6,084,647	(12,887,174)	(74,216,766)

Shares outstanding, end of period	43,323,888	41,307,647	609,408,191	622,295,365

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Financial Highlights

TIAA-CREF Mutual Funds

	International Equity Fund

	For the
	Six Months Ended
	June 30,	For the Years Ended December 31,

	2004(b)	2003	2002	2001	2000	1999

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$ 9.24	$ 6.68	$ 8.07	$10.75	$16.08	$10.54

Gain (loss) from investment operations:
Net investment income	0.12(a)	0.14(a)	0.11(a)	0.09	0.08	0.11
Net realized and unrealized gain (loss)
on total investments	0.35	2.59	(1.38)	(2.70)	(3.32)	5.77

Total gain (loss) from investment operations	0.47	2.73	(1.27)	(2.61)	(3.24)	5.88

Less distributions from:
Net investment income	—	(0.17)	(0.12)	(0.07)	(0.08)	(0.11)
In excess of net investment income	—	—	—	—	(0.01)	—
Net realized gains	—	—	—	—	(2.00)	(0.23)

Total distributions	—	(0.17)	(0.12)	(0.07)	(2.09)	(0.34)

Net asset value, end of period	$ 9.71	$ 9.24	$ 6.68	$ 8.07	$10.75	$16.08

TOTAL RETURN	5.09%	40.86%	(15.73)%	(24.29)%	(19.99)%	55.83%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$317,764	$286,770	$218,794	$259,492	$270,431	$255,819
Ratio of expenses to average net assets
before expense waiver	N/A	N/A	0.88%(c)	0.99%	0.99%	0.99%
Ratio of expenses to average net assets
after expense waiver	0.24%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to
average net assets	1.22%	1.96%	1.47%	1.10%	0.49%	1.03%
Portfolio turnover rate	86.16%	162.13%	77.61%	113.03%	138.33%	74.16%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	Waiver was eliminated effective October, 2002.

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Financial Highlights (continued)

TIAA-CREF Mutual Funds

	Growth Equity Fund

	For the
	Six Months Ended
	June 30,	For the Years Ended December 31,

	2004(b)	2003	2002	2001	2000	1999

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$ 8.70	$ 6.84	$ 9.85	$12.87	$17.19	$13.65

Gain (loss) from investment operations:
Net investment income	0.03(a)	0.06(a)	0.03(a)	0.02	—	0.02
Net realized and unrealized gain (loss)
on total investments	0.15	1.86	(3.00)	(2.98)	(3.47)	4.47

Total gain (loss) from investment operations	0.18	1.92	(2.97)	(2.96)	(3.47)	4.49

Less distributions from:
Net investment income	—	(0.06)	(0.04)	—	—	(0.02)
Net realized gains	—	—	—	(0.06)	(0.85)	(0.93)

Total distributions	—	(0.06)	(0.04)	(0.06)	(0.85)	(0.95)

Net asset value, end of period	$ 8.88	$ 8.70	$ 6.84	$ 9.85	$12.87	$17.19

TOTAL RETURN	2.07%	28.06%	(30.12)%	(23.02)%	(20.29)%	33.00%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$551,411	$549,884	$421,906	$653,169	$785,761	$696,272
Ratio of expenses to average net assets
before expense waiver	N/A	N/A	0.85%(c)	0.95%	0.95%	0.95%
Ratio of expenses to average net assets
after expense waiver	0.22%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to
average net assets	0.28%	0.72%	0.40%	0.15%	0.00%	0.16%
Portfolio turnover rate	35.28%	72.50%	49.53%	38.39%	42.07%	69.56%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	Waiver was eliminated effective October, 2002.

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Financial Highlights (continued)

TIAA-CREF Mutual Funds

	Growth & Income Fund

	For the
	Six Months Ended
	June 30,	For the Years Ended December 31,

	2004(b)	2003	2002	2001	2000	1999

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$11.30	$ 9.09	$12.07	$14.05	$15.93	$13.33

Gain (loss) from investment operations:
Net investment income	0.06(a)	0.12(a)	0.10(a)	0.10	0.11	0.11
Net realized and unrealized gain (loss)
on total investments	0.24	2.21	(2.98)	(1.98)	(1.27)	3.13

Total gain (loss) from investment operations	0.30	2.33	(2.88)	(1.88)	(1.16)	3.24

Less distributions from:
Net investment income	(0.06)	(0.12)	(0.10)	(0.10)	(0.11)	(0.11)
Net realized gains	—	—	—	—	(0.61)	(0.53)

Total distributions	(0.06)	(0.12)	(0.10)	(0.10)	(0.72)	(0.64)

Net asset value, end of period	$11.54	$11.30	$ 9.09	$12.07	$14.05	$15.93

TOTAL RETURN	2.65%	25.83%	(23.86)%	(13.37)%	(7.33)%	24.46%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$523,393	$551,444	$496,843	$637,632	$665,956	$541,718
Ratio of expenses to average net assets
before expense waiver	N/A	N/A	0.82%(c)	0.93%	0.93%	0.93%
Ratio of expenses to average net assets
after expense waiver	0.21%	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of net investment income to
average net assets	0.55%	1.21%	0.99%	0.84%	0.72%	0.82%
Portfolio turnover rate	38.28%	141.39%	112.13%	70.41%	21.41%	39.35%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	Waiver was eliminated effective October, 2002.

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Financial Highlights (continued)

TIAA-CREF Mutual Funds

	Equity Index Fund

					For the Period	For the Period
	For the				April 3, 2000	March 1, 2000
	Six Months Ended				(effective date	(commencement
	June 30,	For the Years Ended December 31,			of SEC registration) to	of operations) to

	2004(b)	2003	2002	2001	December 31, 2000(b)	December 31, 2000(b)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$ 7.90	$ 6.23	$ 8.05	$ 9.19	$10.43	$10.00

Gain (loss) from investment operations:
Net investment income	0.05(a)	0.10(a)	0.10(a)	0.07	0.07	0.08
Net realized and unrealized gain (loss)
on total investments	0.23	1.81	(1.83)	(1.14)	(1.24)	(0.81)

Total gain (loss) from investment operations	0.28	1.91	(1.73)	(1.07)	(1.17)	(0.73)

Less distributions from:
Net investment income	—	(0.09)	(0.09)	(0.06)	(0.07)	(0.08)
Net realized gains	—	(0.15)	—	(0.01)	—	—

Total distributions	—	(0.24)	(0.09)	(0.07)	(0.07)	(0.08)

Net asset value, end of period	$ 8.18	$ 7.90	$ 6.23	$ 8.05	$ 9.19	$ 9.19

TOTAL RETURN	3.54%	30.67%	(21.52)%	(11.62)%	(11.27)%	(7.32)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$349,729	$338,188	$139,872	$97,686	$67,367	$67,367
Ratio of expenses to average net assets
before expense waiver	N/A	N/A	0.63%(c)	0.76%	0.64%	0.64%
Ratio of expenses to average net assets
after expense waiver	0.13%	0.26%	0.26%	0.26%	0.19%	0.22%
Ratio of net investment income to
average net assets	0.68%	1.49%	1.40%	1.12%	0.71%	0.87%
Portfolio turnover rate	10.18%	17.34%	4.41%	6.06%	10.25%	5.70%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	Waiver was eliminated effective October 1, 2002.

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Financial Highlights (continued)

TIAA-CREF Mutual Funds

	Social Choice Equity Fund

					For the Period	For the Period
	For the				April 3, 2000	March 1, 2000
	Six Months Ended				(effective date	(commencement
	June 30,	For the Years Ended December 31,			of SEC registration) to	of operations) to

	2004(b)	2003	2002	2001	December 31, 2000(b)	December 31, 2000(b)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$ 8.28	$ 6.47	$ 8.28	$ 9.57	$10.66	$10.00

Gain (loss) from investment operations:
Net investment income	0.05(a)	0.10(a)	0.10(a)	0.07	0.07	0.08
Net realized and unrealized gain (loss)
on total investments	0.31	1.83	(1.82)	(1.29)	(1.07)	(0.39)

Total gain (loss) from investment operations	0.36	1.93	(1.72)	(1.22)	(1.00)	(0.31)

Less distributions from:
Net investment income	—	(0.12)	(0.09)	(0.06)	(0.07)	(0.08)
Net realized gains	—	—	—	(0.01)	(0.02)	(0.04)

Total distributions	—	(0.12)	(0.09)	(0.07)	(0.09)	(0.12)

Net asset value, end of period	$ 8.64	$ 8.28	$ 6.47	$ 8.28	$ 9.57	$ 9.57

TOTAL RETURN	4.35%	29.87%	(20.71)%	(12.75)%	(9.40)%	(3.14)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$98,522	$70,192	$67,731	$65,793	$38,812	$38,812
Ratio of expenses to average net assets before expense waiver	N/A	N/A	0.65%(c)	0.77%	0.65%	0.65%
Ratio of expenses to average net assets after expense waiver	0.13%	0.27%	0.27%	0.27%	0.20%	0.23%
Ratio of net investment income to average net assets	0.62%	1.46%	1.33%	1.09%	0.73%	0.88%
Portfolio turnover rate	4.88%	11.33%	29.15%	5.96%	4.76%	2.34%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	Waiver was eliminated effective October 1, 2002.

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Financial Highlights (continued)

TIAA-CREF Mutual Funds

	Managed Allocation Fund

	For the
	Six Months Ended
	June 30,	For the Years Ended December 31,

	2004(b)	2003	2002	2001	2000	1999

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.41	$ 8.87	$10.50	$12.20	$13.59	$11.79

Gain (loss) from investment operations:
Net investment income	0.08(a)	0.25(a)	0.26(a)	0.37	0.37	0.38
Net realized and unrealized gain (loss)
on total investments	0.18	1.72	(1.52)	(1.41)	(1.03)	1.85

Total gain (loss) from investment operations	0.26	1.97	(1.26)	(1.04)	(0.66)	2.23

Less distributions from:
Net investment income	(0.08)	(0.43)	(0.34)	(0.28)	(0.37)	(0.38)
Net realized gains	—	—	(0.03)	(0.38)	(0.36)	(0.05)

Total distributions	(0.08)	(0.43)	(0.37)	(0.66)	(0.73)	(0.43)

Net asset value, end of period	$10.59	$10.41	$ 8.87	$10.50	$12.20	$13.59

TOTAL RETURN	2.51%	22.45%	(12.09)%	(8.52)%	(4.99)%	19.20%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$449,635	$397,992	$287,473	$319,244	$330,814	$244,372
Ratio of expenses to average net assets
after expense waiver	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to
average net assets	0.78%	2.56%	2.68%	3.34%	2.87%	2.70%
Portfolio turnover rate	1.22%	37.26%	11.93%	2.97%	0.71%	3.90%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.

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Financial Highlights (continued)

TIAA-CREF Mutual Funds

	High-Yield Bond Fund

					For the Period	For the Period
	For the				April 3, 2000	March 1, 2000
	Six Months Ended				(effective date	(commencement
	June 30,	For the Years Ended December 31,			of SEC registration) to	of operations) to
	2004(b)	2003	2002	2001	December 31, 2000(b)	December 31, 2000(b)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$ 9.32	$ 8.20	$ 8.94	$ 9.41	$ 9.80	$10.00

Gain (loss) from investment operations:
Net investment income	0.34(a)	0.72(a)	0.78(a)	0.93	0.65	0.78
Net realized and unrealized gain (loss)
on total investments	(0.27)	1.12	(0.75)	(0.47)	(0.32)	(0.59)

Total gain (loss) from investment operations	0.07	1.84	0.03	0.46	0.33	0.19

Less distributions from:
Net investment income	(0.34)	(0.72)	(0.77)	(0.93)	(0.72)	(0.78)

Total distributions	(0.34)	(0.72)	(0.77)	(0.93)	(0.72)	(0.78)

Net asset value, end of period	$ 9.05	$ 9.32	$ 8.20	$ 8.94	$ 9.41	$ 9.41

TOTAL RETURN	0.68%	23.24%	0.46%	4.89%	3.30%	1.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$222,550	$228,324	$103,939	$92,217	$63,897	$63,897
Ratio of expenses to average net assets before expense waiver	N/A	N/A	0.72%(c)	0.84%	0.70%	0.70%
Ratio of expenses to average net assets after expense waiver	0.17%	0.34%	0.34%	0.34%	0.25%	0.29%
Ratio of net investment income to average net assets	3.62%	8.13%	9.17%	9.97%	6.66%	8.05%
Portfolio turnover rate	29.76%	42.04%	74.43%	75.44%	58.14%	36.99%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	Waiver was eliminated effective October 1, 2002.

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Financial Highlights (continued)

TIAA-CREF Mutual Funds

	Short-Term Bond Fund

					For the Period	For the Period
	For the				April 3, 2000	March 1, 2000
	Six Months Ended				(effective date	(commencement
	June 30,	For the Years Ended December 31,			of SEC registration) to	of operations) to
	2004(b)	2003	2002	2001	December 31, 2000(b)	December 31, 2000(b)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.69	$10.76	$10.48	$10.23	$10.01	$10.00

Gain (loss) from investment operations:
Net investment income	0.15(a)	0.32(a)	0.46(a)	0.57	0.45	0.54
Net realized and unrealized gain (loss) on total investments	(0.16)	0.05	0.33	0.34	0.32	0.29

Total gain (loss) from investment operations	(0.01)	0.37	0.79	0.91	0.77	0.83

Less distributions from:
Net investment income	(0.15)	(0.32)	(0.45)	(0.57)	(0.49)	(0.54)
In excess of net investment income	—	—	—	—	(0.01)	(0.01)
Net realized gains	—	(0.12)	(0.06)	(0.09)	(0.05)	(0.05)

Total distributions	(0.15)	(0.44)	(0.51)	(0.66)	(0.55)	(0.60)

Net asset value, end of period	$10.53	$10.69	$10.76	$10.48	$10.23	$10.23

TOTAL RETURN	(0.14)%	3.51%	7.81%	9.10%	7.84%	8.51%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$237,847	$211,083	$149,001	$61,314	$29,839	$29,839
Ratio of expenses to average net assets before expense waiver	N/A	N/A	0.63%(c)	0.80%	0.67%	0.67%
Ratio of expenses to average net assets after expense waiver	0.15%	0.30%	0.30%	0.30%	0.22%	0.25%
Ratio of net investment income to average net assets	1.38%	3.00%	4.32%	5.36%	4.47%	5.45%
Portfolio turnover rate	41.88%	176.43%	157.26%	132.21%	402.87%	387.42%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	Waiver was eliminated effective October 1, 2002.

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Financial Highlights (continued)

TIAA-CREF Mutual Funds

	Tax-Exempt Bond Fund

					For the Period	For the Period
	For the				April 3, 2000	March 1, 2000
	Six Months Ended				(effective date	(commencement
	June 30,	For the Years Ended December 31,			of SEC registration) to	of operations) to
	2004(b)	2003	2002	2001	December 31, 2000(b)	December 31, 2000(b)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.92	$10.92	$10.38	$10.46	$10.11	$10.00

Gain (loss) from investment operations:
Net investment income	0.19(a)	0.42(a)	0.44(a)	0.47	0.40	0.42
Net realized and unrealized gain (loss) on total investments	(0.25)	0.21	0.65	0.04	0.37	0.50

Total gain (loss) from investment operations	(0.06)	0.63	1.09	0.51	0.77	0.92

Less distributions from:
Net investment income	(0.19)	(0.42)	(0.43)	(0.47)	(0.38)	(0.42)
In excess of net investment income	—	—	—	—	—	—
Net realized gains	—	(0.21)	(0.12)	(0.12)	(0.04)	(0.04)

Total distributions	(0.19)	(0.63)	(0.55)	(0.59)	(0.42)	(0.46)

Net asset value, end of period	$10.67	$10.92	$10.92	$10.38	$10.46	$10.46

TOTAL RETURN	(0.54)%	5.87%	10.70%	5.00%	7.75%	9.38%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$176,561	$168,380	$146,496	$73,674	$38,928	$38,928
Ratio of expenses to average net assets before expense waiver	N/A	N/A	0.64%(c)	0.80%	0.67%	0.67%
Ratio of expenses to average net assets after expense waiver	0.15%	0.30%	0.30%	0.30%	0.22%	0.25%
Ratio of net investment income to average net assets	1.78%	3.79%	4.06%	4.48%	3.91%	4.27%
Portfolio turnover rate	30.48%	156.76%	264.02%	298.08%	147.60%	136.41%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	Waiver was eliminated effective October 1, 2002.

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Financial Highlights (continued)

TIAA-CREF Mutual Funds

	Bond Plus Fund

	For the
	Six Months Ended
	June 30,	For the Years Ended December 31,

	2004(b)	2003	2002	2001	2000	1999

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.32	$10.52	$10.18	$10.09	$ 9.63	$10.30

Gain (loss) from investment operations:
Net investment income	0.19(a)	0.40(a)	0.53(a)	0.59	0.62	0.56
Net realized and unrealized gain (loss) on total investments	(0.17)	0.05	0.51	0.22	0.46	(0.66)

Total gain (loss) from investment operations	0.02	0.45	1.04	0.81	1.08	(0.10)

Less distributions from:
Net investment income	(0.19)	(0.40)	(0.52)	(0.59)	(0.62)	(0.56)
In excess of net investment income	—	—	—	—	—	(0.01)
Net realized gains	—	(0.25)	(0.18)	(0.13)	—	—

Total distributions	(0.19)	(0.65)	(0.70)	(0.72)	(0.62)	(0.57)

Net asset value, end of period	$10.15	$10.32	$10.52	$10.18	$10.09	$ 9.63

TOTAL RETURN	0.17%	4.38%	10.50%	8.14%	11.68%	(1.01)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$439,809	$426,440	$370,654	$284,865	$232,617	$204,346
Ratio of expenses to average net assets before expense waiver	N/A	N/A	0.67%(d)	0.80%	0.80%	0.80%
Ratio of expenses to average net assets after expense waiver	0.15%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.84%	3.78%	5.10%	5.72%	6.41%	5.75%
Portfolio turnover rate	40.81%	139.58%	243.70%	233.89%	313.29%(c)	652.82%

(a)	Based on average shares outstanding
(b)	The percentages shown for this period are not annualized
(c)	During 2000, the Bond Plus Fund began structuring dollar roll transactions as financing transactions (see note 1). Had these transactions been treated for the entire year as purchases and sales, rather than as financing transactions the portfolio turnover rate for the year ended December 31, 2000 would have been 472.03%.
(d)	Waiver was eliminated effective October 1, 2002.

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Financial Highlights (continued)

TIAA-CREF Mutual Funds

	Money Market Fund

	For the
	Six Months Ended
	June 30,	For the Years Ended December 31,

	2004(b)	2003	2002	2001	2000	1999

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Gain from investment operations:
Net investment income	0.01(a)	0.01(a)	0.02(a)	0.04	0.06	0.05

Total gain from investment operations	0.01	0.01	0.02	0.04	0.06	0.05

Less distributions from:
Net investment income	(0.01)	(0.01)	(0.02)	(0.04)	(0.06)	(0.05)

Total distributions	(0.01)	(0.01)	(0.02)	(0.04)	(0.06)	(0.05)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

TOTAL RETURN	0.41%	0.93%	1.64%	4.08%	6.33%	5.05%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$609,407	$622,233	$696,452	$760,268	$612,046	$394,965
Ratio of expenses to average net assets before expense waiver	N/A	N/A	0.67%(c)	0.79%	0.79%	0.79%
Ratio of expenses to average net assets after expense waiver	0.14%	0.29%	0.29%	0.29%	0.29%	0.29%
Ratio of net investment income to average net assets	0.41%	0.93%	1.62%	3.94%	6.18%	4.97%

(a)	Based on average shares outstanding
(b)	The percentages shown for this period are not annualized
(c)	Waiver was eliminated effective October 1, 2002.

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Notes to Financial Statements

TIAA-CREF Mutual Funds

Note 1—Significant Accounting Policies

TIAA-CREF Mutual Funds (the “Funds”) is a Delaware business trust that was organized on January 13, 1997 and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 as an open-end management investment company. The International Equity, Growth Equity, Growth & Income, Managed Allocation, Bond Plus and Money Market Funds commenced operations on July 17, 1997 with a seed money investment by Teachers Insurance and Annuity Association of America (“TIAA”). The Equity Index, Social Choice Equity, High-Yield Bond, Short-Term Bond and Tax-Exempt Bond Funds commenced operations on March 1, 2000 with a seed money investment by TIAA. At June 30, 2004, TIAA had no remaining investments in the Funds. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of Investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using the amortized cost method. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund’s net assets value is calculated.

Accounting for Investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend

130 | 2004 Semiannual Report TIAA-CREF Mutual Funds

Notes to Financial Statements (continued)

date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

Dollar Roll Transactions: Certain of the Funds may enter into dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance a Fund’s return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Bond Plus Fund results in borrowing requiring the presentation of a statement of cash flows.

Foreign Currency Transactions and Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward Foreign Currency Contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

Futures Contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  131

Notes to Financial Statements (continued)

losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Securities Purchased on a When-Issued or Delayed Delivery Basis: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

Restricted Securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Distributions to Shareholders: Distributions from net investment income, if any, for the Bond Plus, Short-Term Bond, Tax-Exempt Bond and High-Yield Bond Funds are declared and paid monthly; for the Growth & Income and Managed Allocation Funds are declared and paid quarterly; for the Growth Equity, International Equity, Social Choice Equity and Equity Index Funds are declared and paid annually; and for the Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

Income Taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements. At December 31, 2003, the following Funds had capital loss carryovers:

	Date of Expiration

	12/31/08	12/31/09	12/31/10	12/31/11	Total

International Equity Fund	$ —	$ 46,123,371	$ 36,991,136	$20,506,429	$103,620,936
Growth Equity Fund	—	147,707,537	129,325,246	60,601,952	337,634,735
Growth & Income Fund	—	48,437,764	57,079,675	39,342,773	144,860,212
Social Choice Equity Fund	—	—	2,084,312	—	2,084,312
Managed Allocation Fund	—	—	—	25,170,093	25,170,093
High-Yield Bond Fund	501,185	1,222,132	5,128,848	3,834,466	10,686,631
Money Market Fund	—	—	—	1,683	1,683

132 | 2004 Semiannual Report TIAA-CREF Mutual Funds

Notes to Financial Statements (continued)

Note 2—Management Agreement

Teachers Advisors, Inc. (“Advisors”), a wholly-owned subsidiary of TIAA, and a registered investment advisor, provides investment management services for the Funds and is also responsible for providing, or obtaining at its own expense, the services reasonably necessary for the ordinary operation of the Funds. Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management and administration of the Funds’ net assets, based on the average daily net assets of each Fund. During the six months ended June 30, 2004, Advisors received the following annual percentages of each Fund’s average daily net assets:

Investment
Management Fee

International Equity Fund	0.49%
Growth Equity Fund	0.45%
Growth & Income Fund	0.43%
Equity Index Fund	0.26%
Social Choice Equity Fund	0.27%
Managed Allocation Fund	0.00%
High-Yield Bond Fund	0.34%
Short-Term Bond Fund	0.30%
Tax-Exempt Bond Fund	0.30%
Bond Plus Fund	0.30%
Money Market Fund	0.29%

Advisors will not receive a management fee for its services to the Managed Allocation Fund. However, shareholders in the Managed Allocation Fund will indirectly bear their pro rata share of the fees and expenses incurred by the Funds in which the Managed Allocation Fund invests.

The Funds publicly offer their shares, without a sales load, through their distributor, Teachers Personal Investor Services, Inc. (“TPIS”), a wholly-owned subsidiary of TIAA, which is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

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Notes to Financial Statements (continued)

Note 3—Investments

At June 30, 2004 net realized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation
	Appreciation	Depreciation	(Depreciation)

International Equity Fund	$30,043,614	$ 8,004,567	$22,039,047
Growth Equity Fund	49,881,523	34,921,031	14,960,492
Growth & Income Fund	38,201,387	18,113,054	20,088,333
Equity Index Fund	42,924,489	28,170,733	14,753,756
Social Choice Equity Fund	10,162,914	13,998,272	(3,835,358)
Managed Allocation Fund	25,895,328	29,960,967	(4,065,639)
High-Yield Bond Fund	10,153,558	2,954,778	7,198,780
Short-Term Bond Fund	1,281,430	2,693,050	(1,411,620)
Tax-Exempt Bond Fund	2,058,854	2,316,344	(257,490)
Bond Plus Fund	3,814,162	6,063,639	(2,249,477)

The following is information about the holdings of the Managed Allocation Fund in the other Funds as of June 30, 2004.

	Number of Shares Held in Fund	Percent of Total Shares Outstanding in the Fund

TIAA-CREF Mutual Funds:
International Equity Fund	5,567,070	17.01%
Growth Equity Fund	9,772,052	15.73%
Equity Index Fund	2,147,038	5.02%
High-Yield Bond Fund	1,238,515	5.04%
Short-Term Bond Fund	688,149	3.05%
Bond Plus Fund	15,553,905	35.90%
Money Market Fund	1,418,595	0.23%
TIAA-CREF Institutional Mutual Funds:
Large-Cap Value Fund	7,161,630	46.80%
Small-Cap Equity Fund	1,045,417	6.90%
Real Estate Securities Fund	320,595	1.46%

The Bond Plus Fund owned 347,364 shares of the High-Yield Bond Fund representing 1.41% of its total shares outstanding.

134 | 2004 Semiannual Report TIAA-CREF Mutual Funds

Notes to Financial Statements (continued)

At June 30, 2004, the Equity Index Fund held open futures contracts as follows:

	Number of	Market	Expiration	Unrealized
	Contracts	Value	Date	Gain

E-mini S&P 500 Index	20	$1,140,400	September 2004	$6,598

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Funds, other than the Money Market Fund, for the six months ended June 30, 2004 were as follows:

	Non-Government	Government	Non-Government	Government
	Purchases	Purchases	Sales	Sales

International Equity Fund	$278,829,766	$ —	$260,768,808	$ —
Growth Equity Fund	194,640,360	—	204,173,070	—
Growth & Income Fund	207,438,420	—	245,639,653	—
Equity Index Fund	43,609,885	—	35,800,168	—
Social Choice Equity Fund	29,419,976	—	3,849,706	—
Managed Allocation Fund	50,161,030	—	5,230,519	—
High-Yield Bond Fund	64,981,228	—	63,013,644	—
Short-Term Bond Fund	54,658,058	82,731,328	30,994,348	65,437,060
Tax-Exempt Bond Fund	66,928,793	—	53,017,847	—
Bond Plus Fund	32,038,275	196,567,623	33,006,105	140,178,252

Note 4—Trustee Fees

Each Fund, other than the Managed Allocation Fund, pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  135

Notes to Financial Statements (continued)

Note 5—Distributions to Shareholders

The tax character of distributions paid to shareholders during the year ended December 31, 2003 were as follows:

		Long-Term
	Ordinary	Capital
	Income	Gain	Total

International Equity Fund	$ 5,072,699	$ —	$ 5,072,699
Growth Equity Fund	3,706,292	—	3,706,292
Growth & Income Fund	6,160,816	—	6,160,816
Equity Index Fund	5,774,695	4,160,862	9,935,557
Social Choice Equity Fund	1,021,178	—	1,021,178
Managed Allocation Fund	15,613,855	—	15,613,855
High-Yield Bond Fund	12,069,249	—	12,069,249
Short-Term Bond Fund	7,268,145	520,357	7,788,502
Tax-Exempt Bond Fund(1)	7,487,674	1,826,817	9,314,491
Bond Plus Fund	23,842,034	1,593,971	25,436,005
Money Market Fund	6,204,712	—	6,204,712

(1)	Includes ordinary income which will not be taxable for federal income tax purposes of $6,074,110.

The tax character of the 2004 distributions will be determined at the end of the year.

136 | 2004 Semiannual Report TIAA-CREF Mutual Funds

Notes to Financial Statements (continued)

Note 6—Lines of Credit

The International Equity, Growth Equity, Growth & Income, Equity Index, Social Choice Equity, Managed Allocation, High-Yield Bond and Tax-Exempt Bond Funds participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 2004, there were no borrowings under this credit facility by the Funds.

The Bond Plus Fund participates in a letter of credit agreement in the amount of $2.0 million for the purpose of facilitating the settlement of transactions in the mortgage backed securities market. For the six months ended June 30, 2004, there were no drawdowns under this agreement.

TIAA-CREF Mutual Funds 2004 Semiannual Report  |  137

Management

Current TIAA-CREF Mutual Funds Board of Trustees and Executive Officers

Disinterested Trustees

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Trustee	Held by Trustee

WILLARD T. CARLETON	70	Trustee	Indefinite term.	Donald R. Diamond Professor of Finance	53	None
4915 Camino Antonio			Trustee since 2003.	Emeritus, University of Arizona, College of
Tucson, AZ 85718-6005				Business and Public Administration. Formerly,
Donald R. Diamond Professor of Finance,
University of Arizona, 1999-2001, and Karl L.
Eller Professor of Finance, University of Arizona,
1984-1999. Trustee of TIAA, 1984-2003.

MARTIN J. GRUBER	66	Chairman of the	Indefinite term.	Nomura Professor of Finance, New York	53	Director, Scudder Investments
New York University		Board of Trustees	Trustee since 2000.	University, Stern School of Business. Formerly,		(New York) Funds, Japan
Stern School of Business				Chairman, Department of Finance, New York		Equity Fund, Inc., Singapore
Henry Kaufman Management				University, Stern School of Business, and		Fund, Inc., and the
Education Center				Trustee of TIAA, 1996-2000.		Thai Capital Fund, Inc.
44 West 4th Street, Suite 988
New York, NY 10012

NANCY L. JACOB	61	Trustee	Indefinite term.	President and Managing Principal, Windermere	53	None
Windermere Investment Associates			Trustee since 1997.	Investment Associates. Formerly, Chairman and
121 S.W. Morrison Street				Chief Executive Officer, CTC Consulting, Inc.,
Suite 925				and Executive Vice President, U.S. Trust of the
Portland, OR 97204				Pacific Northwest.

BEVIS LONGSTRETH	70	Trustee	Indefinite term.	Retired Partner, Debevoise & Plimpton. Formerly,	53	Member of the Board of Directors
Debevoise & Plimpton			Trustee since 1997.	Partner and Of Counsel of Debevoise & Plimpton,		of AMVESCAP, PLC and Chairman
919 Third Avenue				Adjunct Professor at Columbia University School		of the Finance Committee of the
New York, NY 10022-6225				of Law and Commissioner of the U.S. Securities		Rockefeller Family Fund.
and Exchange Commission.

BRIDGET A. MACASKILL	55	Trustee	Indefinite term.	Formerly, Chairman, Oppenheimer Funds, Inc.,	53	Director, J Sainsbury plc and
160 East 81st Street			Trustee since 2003.	2000-2001. Chief Executive Officer, 1995-2001;		Prudential plc. International
New York, NY 10028				President, 1991-2000; and Chief Operating		Advisory Board, British-American
				Officer, 1989-1995 of that firm.		Business Council.

STEPHEN A. ROSS	60	Trustee	Indefinite term.	Franco Modigliani Professor of Finance and Economics,	53	Director, Freddie Mac;
Sloan School of Management			Trustee since 1997.	Sloan School of Management, Massachusetts Institute		Co-Chairman, Roll &
Massachusetts Institute of Technology				of Technology, Co-Chairman, Roll & Ross Asset		Ross Asset Management
77 Massachusetts Avenue				Management Corp. Formerly, Sterling Professor of		Corp.; and Principal, IV
Cambridge, MA 02139				Economics and Finance, Yale School of Management,		Capital, Ltd.
Yale University.

138 | 2004 Semiannual Report TIAA-CREF Mutual Funds	TIAA-CREF Mutual Funds 2004 Semiannual Report | 139

Disinterested Trustees (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by	Other Directorships
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Trustee	Held by Trustee

MACEO K. SLOAN	54	Trustee	Indefinite term.	Chairman, President and Chief Executive Officer,	53	Director, SCANA Corporation
NCM Capital Management Group, Inc.			Trustee since 1997.	Sloan Financial Group, Inc., and Chairman and		and M&F Bancorp, Inc.
103 West Main Street, Suite 400				Chief Executive Officer, NCM Capital Management
Durham, NC 27701-3638				Group, Inc., since 1991.

AHMED H. ZEWAIL	58	Trustee	Indefinite term.	Linus Pauling Professor of Chemistry and Professor	53	None
California Institute of Technology			Trustee since 2004.	of Physics, Caltech; and Director, NSF Laboratory
Arthur Amos Noyes Laboratory of				for Molecular Sciences (LMS), Caltech.
Chemical Physics,
Mail Code 127-72
1200 East California Boulevard
Pasadena, CA 91125

A disinterested trustee is one who is independent, generally with no relationship to TIAA-CREF, the funds, or the accounts they oversee, apart from personal investments they have made as private individuals.

Executive Officers

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Officer

HERBERT M. ALLISON, JR.	60	President and	Indefinite term.	Chairman, President and Chief Executive	N/A
TIAA-CREF		Chief Executive	President and Chief	Officer of TIAA. President and Chief Executive
730 Third Avenue		Officer	Executive Officer	Officer of CREF, TIAA-CREF Mutual Funds,
New York, NY 10017-3206			since 2002.	TIAA-CREF Institutional Mutual Funds, TIAA-CREF
Life Funds and TIAA Separate Account VA-1
(these funds are collectively referred to as the
“TIAA-CREF Funds”). Formerly, President and
Chief Executive Officer of Alliance for LifeLong
Learning, Inc., 2000-2002. President, Chief
Operating Officer and Member of the Board of
Directors of Merrill Lynch & Co., Inc., 1997-1999.

GARY CHINERY	54	Vice President and	Indefinite term.	Vice President of TIAA and Treasurer of TIAA	N/A
TIAA-CREF		Treasurer	Vice President and	and the TIAA-CREF Funds.
730 Third Avenue			Treasurer since 2004.
New York, NY 10017-3206

SCOTT C. EVANS	45	Executive Vice	Indefinite term.	Executive Vice President of TIAA and the TIAA-CREF	N/A
TIAA-CREF		President	Executive Vice President	Funds. Executive Vice President of TIAA-CREF
730 Third Avenue			since 1998.	Investment Management, LLC (“Investment Management”)
New York, NY 10017-3206			Chief Investment Officer	and Teachers Advisors, Inc. (“Advisors”) and Director of
			since 2004.	TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

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Executive Officers (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Officer

I. STEVEN GOLDSTEIN	51	Executive Vice	Indefinite term.	Executive Vice President, Public Affairs, of TIAA	N/A
TIAA-CREF		President	Executive Vice President	and the TIAA-CREF Funds. Formerly, Advisor
730 Third Avenue			since 2003.	for McKinsey & Company, 2003; Vice President,
New York, NY 10017-3206				Corporate Communications for Dow Jones & Co.
and The Wall Street Journal, 2001-2002; and
Senior Vice President and Chief Communications
Officer for Insurance Information Institute,
1993-2001.

E. LAVERNE JONES	55	Vice President and	Indefinite term.	Vice President and Corporate Secretary of TIAA	N/A
TIAA-CREF		Corporate Secretary	Vice President and	and the TIAA-CREF Funds.
730 Third Avenue			Corporate Secretary
New York, NY 10017-3206			since 1998.

SUSAN S. KOZIK	46	Executive Vice	Indefinite term.	Executive Vice President and Chief Technology	N/A
TIAA-CREF		President	Executive Vice President	Officer of TIAA and the TIAA-CREF Funds.
730 Third Avenue			since 2003.	Formerly, Vice President of IT Operations and
New York, NY 10017-3206				Services, Lucent Technologies, 2000-2003; and
Senior Vice President and Chief Technology
Officer, Penn Mutual Life Insurance Company,
1997-2000.

GEORGE W. MADISON	50	Executive Vice	Indefinite term.	Executive Vice President and General Counsel	N/A
TIAA-CREF		President	Executive Vice President	of TIAA and the TIAA-CREF Funds. Formerly,
730 Third Avenue			since 2003.	Executive Vice President, Corporate Secretary,
New York, NY 10017-3206				and General Counsel of Comerica Incorporated.

ERWIN W. MARTENS	47	Executive Vice	Indefinite term.	Executive Vice President, Risk Management,	N/A
TIAA-CREF		President	Executive Vice President	of TIAA and the TIAA-CREF Funds. Formerly,
730 Third Avenue			since 2003.	Managing Director and Chief Risk Officer,
New York, NY 10017-3206				Putnam Investments, 1999-2003; and Head
and Deputy Head of Global Market Risk
Management, 1997-1999.

ELIZABETH A. MONRAD	49	Executive Vice	Indefinite term.	Executive Vice President and Chief Financial	N/A
TIAA-CREF		President	Executive Vice President	Officer of TIAA and the TIAA-CREF Funds.
730 Third Avenue			since 2003.	Formerly, Chief Financial Officer and Senior Vice
New York, NY 10017-3206				President of GeneralCologne Re (2000-2003), Chief
Financial Officer of its North American Reinsurance
Operations (1997-2000) and Corporate Treasurer.

142 | 2004 Semiannual Report TIAA-CREF Mutual Funds	TIAA-CREF Mutual Funds 2004 Semiannual Report | 143

Executive Officers (continued)

Number of
Portfolios in
Fund Complex
		Position(s) Held	Term of Office and	Principal Occupation(s)	Overseen by
Name and Address	Age	with Fund	Length of Time Served	During Past 5 Years	Officer

FRANCES NOLAN	46	Executive Vice	Indefinite term.	Executive Vice President, Client Services, of TIAA	N/A
TIAA-CREF		President	Executive Vice President	and the TIAA-CREF Funds. Formerly, Executive
730 Third Avenue			since 2000.	Vice President, Retirement Services, CREF and
New York, NY 10017-3206				TIAA, 2000-2003; Vice President, Eastern
Division, 1994-2000.

DERMOT J. O’BRIEN	38	Executive Vice	Indefinite term.	Executive Vice President, Human Resources, of	N/A
TIAA-CREF		President	Executive Vice President	TIAA and the TIAA-CREF Funds. Formerly, First
730 Third Avenue			since 2003.	Vice President and Head of Human Resources,
New York, NY 10017-3206				International Private Client Division, Merrill
Lynch & Co., 1999-Feb. 2003; and Vice President
and Head of Human Resources—Japan Morgan
Stanley, 1998-1999.

BERTRAM L. SCOTT	53	Executive Vice	Indefinite term.	Executive Vice President, Product Management,	N/A
TIAA-CREF		President	Executive Vice President	of TIAA and the TIAA-CREF Funds. Chairman of
730 Third Avenue			since 2000.	the Board, President and Chief Executive Officer
New York, NY 10017-3206				of TIAA-CREF Life. Formerly, President and Chief
Executive Officer, Horizon Mercy, 1996-2000.

JOHN A. SOMERS	60	Executive Vice	Indefinite term.	Executive Vice President of TIAA and the	N/A
TIAA-CREF		President	Executive Vice President	TIAA-CREF Funds. Executive Vice President of
730 Third Avenue			since 1997.	Investment Management and Advisors and
New York, NY 10017-3206				Director of TIAA-CREF Life.

The fund’s Statement of Additional Information (SAI) includes additional information about the fund’s directors and is available, without charge, upon request, by calling 877 518-9161.

144 | 2004 Semiannual Report TIAA-CREF Mutual Funds	TIAA-CREF Mutual Funds 2004 Semiannual Report | 145

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Information

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       Tuition financing programs
       888 381-8283
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TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., distribute securities products. This report must be accompanied or preceded by a current prospectus. You should consider the investment objectives, risks, charges, and expenses carefully before investing. Please call 800 223-1200 for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. Investment products are not FDIC insured, may lose value, and are not bank guaranteed.

©2004 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

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Printed on recycled paper	A10842
C32092	08/04

Item 2. Code of Ethics.

During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

Item 6. Statement of Investments.

TIAA-CREF MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY BY COUNTRY
June 30, 2004

	VALUE	%

DOMESTIC
United States	1,843,127	0.58%

TOTAL DOMESTIC	1,843,127	0.58

FOREIGN
AUSTRALIA	15,340,422	4.87
BELGIUM	280,429	0.09
BERMUDA	5,816	—
CHINA	645,475	0.20
DENMARK	638,105	0.20
FINLAND	2,464,011	0.78
FRANCE	29,202,129	9.27
GERMANY	25,200,340	8.00
GREECE	2,633,281	0.84
HONG KONG	4,165,805	1.32
IRELAND	3,466,844	1.10
ITALY	11,531,068	3.66
JAPAN	76,315,511	24.21
NETHERLANDS	14,134,261	4.49
NEW ZEALAND	307,208	0.10
NORWAY	357,164	0.11
PORTUGAL	309,669	0.10
SINGAPORE	1,541,216	0.49
SPAIN	4,270,099	1.36
SWEDEN	4,694,868	1.49
SWITZERLAND	39,741,159	12.61
TAIWAN	654,210	0.21
UNITED KINGDOM	75,394,141	23.92

TOTAL FOREIGN	313,293,231	99.42

TOTAL PORTFOLIO	$315,136,358	100.00%

TIAA-CREF Mutual Funds -International Equity Fund

TIAA-CREF MUTUAL FUNDS
STATEMENT  OF  INVESTMENTS (Unaudited)
INTERNATIONAL EQUITY FUND
June 30, 2004

Principal/Shares			Value

CORPORATE BONDS - 0.01%
INSURANCE CARRIERS - 0.01%
$854	*	AXA 0.009%, 12/21/04	$19,076

		TOTAL INSURANCE CARRIERS	19,076

		TOTAL CORPORATE BONDS
		(Cost $12,724)	19,076

PREFERRED STOCKS - 0.31%
MOTION PICTURES - 0.02%
2,673		ProSieben SAT.1 Media AG.	48,294

		TOTAL MOTION PICTURES	48,294

PRINTING AND PUBLISHING - 0.29%
114,292		News Corp Ltd	935,486

		TOTAL PRINTING AND PUBLISHING	935,486

		TOTAL PREFERRED STOCK
		(Cost $866,742)	983,780

COMMON STOCK - 98.85%
AMUSEMENT AND RECREATION SERVICES - 0.00%
8		OPAP S.A.	151

		TOTAL AMUSEMENT AND RECREATION SERVICES	151

APPAREL AND ACCESSORY STORES - 0.85%
28,200		Fast Retailing Co Ltd	2,282,051
15,683		Hennes & Mauritz AB (B Shs)	404,933

		TOTAL APPAREL AND ACCESSORY STORES	2,686,984

APPAREL AND OTHER TEXTILE PRODUCTS - 0.10%
2,000		Aoyama Trading Co Ltd	54,163
110,000		Toyobo Co Ltd	276,222
1,333		Wing Tai Holdings Ltd	638

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	331,023

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.97%
199,211		Wolseley plc	3,088,851

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,088,851

BUSINESS SERVICES - 4.17%
21	*	Access Co Ltd	550,428
44	*	Access Co Ltd (WHEN ISSUED)	1,088,760
2,558	*	Business Objects	57,358
486		Dentsu, Inc	1,251,579
40,600		Diamond Lease Co Ltd	1,678,101
807,377		Hays plc	1,797,278
3,100		Konami Corp	78,697
22,500		Oracle Corp Japan	1,247,537
82,020		Public Power Corp	1,955,877
3,762		Publicis Groupe S.A.	111,359
8,587		SAP AG.	1,423,559
9,707		Securitas AB (B Shs)	121,129
37,800		Sumisho Lease Co Ltd	1,482,693
22,000		Tokyu Corp	112,707
2,000		Trend Micro, Inc	88,714
42,000		Wharf Holdings Ltd	120,618
9,243		WPP Group plc	93,868

		TOTAL BUSINESS SERVICES	13,260,262

CHEMICALS AND ALLIED PRODUCTS - 10.76%
18,504	*	Actelion NV	2,127,576
37,470		Akzo Nobel NV	1,378,122
18,426		Bayer AG.	531,306
10,610		Boots Group plc	132,380
9,940	*	Celltech Group plc	98,964
4,000		Chugai Pharmaceutical Co Ltd	62,759
73,000		Daicel Chemical Industries Ltd	383,348
2,700		Daiichi Pharmaceutical Co Ltd	48,128
4,956	*	Elan Corp plc	122,222
3,243		Givaudan S.A. (Regd)	1,877,336
280,925		GlaxoSmithKline plc	5,685,545
93,000	*	Global Bio-Chem Technology Group Co Ltd	6,081
16,789		Imperial Chemical Industries plc	70,180
19,000		Kao Corp	457,957
4,100		Kose Corp	157,815
8,000		Kyowa Hakko Kogyo Co Ltd	57,701
6,903		L’Oreal S.A.	551,364
83,251		Novartis AG. (Regd)	3,672,643

TIAA-CREF Mutual Funds - International Equity Fund

Principal/Shares			Value

3,348	*	Qiagen NV	39,471
271,755		Reckitt Benckiser plc	7,693,039
50,174		Sanofi-Synthelabo S.A.	3,180,403
13,000		Sekisui Chemical Co Ltd	109,728
60,685		Shin-Etsu Chemical Co Ltd	2,169,010
15,000		Shiseido Co Ltd	189,021
18,000		Showa Denko KK	45,035
46,422		Takeda Chemical Industries Ltd	2,037,863
236,000		Teijin Ltd	882,445
103,000		Tosoh Corp	371,920
5,798		Zeltia S.A.	39,715

		TOTAL CHEMICALS AND ALLIED PRODUCTS	34,179,077

COAL MINING - 0.20%
218,420		Byd Co Ltd (H Shs)	645,476

		TOTAL COAL MINING	645,476

COMMUNICATIONS - 6.30%
59,148		BT Group plc	212,921
5,000		COMSYS Holdings Corp	40,599
96,753	*	Deutsche Telekom AG. (Regd)	1,699,798
208,237	*	Ericsson (LM) (B Shs)	613,685
41,643		France Telecom S.A.	1,085,243
9,699		Hellenic Telecommunications Organization S.A.	126,027
548		KDDI Corp	3,133,868
186,221		KPN NV	1,418,302
1,958	*	Modern Times Group AB (B Shs)	37,949
25,016		Portugal Telecom SGPS S.A. (Regd)	269,965
1,813		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	39,704
119,986		Seat Pagine Gialle S.p.A.	50,363
272,000		Singapore Telecommunications Ltd	355,308
3,141		Societe Television Francaise 1 (T.F.1)	98,939
19,639		TDC a/s	638,105
2,510		Tele2 AB (B Shs)	109,957
82,271		Telecom Corp of New Zealand Ltd	307,208
40,344		Telecom Italia S.p.A.	125,411
182,305		Telefonica S.A.	2,694,887
19,124		Telenor ASA	132,984
7,000		Television Broadcasts Ltd	29,975
43,513		TeliaSonera AB	184,266
125,475		Telstra Corp Ltd	439,652
143,381		TIM S.p.A.	812,911
1,416,697		Vodafone Group plc	3,102,284
102,530		Vodafone Group plc (Spon ADR)	2,265,913

		TOTAL COMMUNICATIONS	20,026,224

DEPOSITORY INSTITUTIONS - 16.91%
101,937		ABN Amro Holding NV	2,229,909
5,312		Alpha Bank S.A.	135,073
69,255		Australia & New Zealand Banking Group Ltd	881,883
7,442		Banca Fideuram S.p.A.	41,740
747,510		Banca Intesa S.p.A.	2,919,361
40,610		Banca Monte dei Paschi di Siena S.p.A.	129,943
41,375	*	Banca Nazionale del Lavoro S.p.A.	96,147
22,375		Banco Bilbao Vizcaya Argentaria S.A.	298,904
57,104		Banco Santander Central Hispano S.A.	592,627
28,180		Bank Of East Asia Ltd	80,568
22,000		Bank Of Fukuoka Ltd	130,450
10,000	*	Bank Of Yokohama Ltd	62,503
23,395	*	Bayerische Hypo-und Vereinsbank AG.	416,137
11,500		BOC Hong Kong Holdings Ltd	19,609
32,278		Capitalia S.p.A.	100,927
2,147		Commercial Bank Of Greece	55,952
12,512	*	Commerzbank AG.	220,425
48,296	*	Commonwealth Bank of Australia	1,096,089
11,761		Credit Agricole S.A.	286,180
80,800		DAH Sing Financial	476,525
36,285		DBS Group Holdings Ltd	303,349
230,238		Depfa Bank plc	3,344,622
34,663		Deutsche Bank AG. (Regd)	2,723,516
9		EFG Eurobank Ergasias S.A.	196
5,472	*	FinecoGroup S.p.A.	34,486
68,957		Hang Seng Bank Ltd	884,087
26,000		Hokugin Financial Group, Inc	66,719
262,789	*	HSBC Holdings plc (United Kingdom)	3,907,856
97,255		Lloyds TSB Group plc	761,486
1,000		Mitsubishi Securities Co Ltd	13,133
314		Mitsubishi Tokyo Financial Group, Inc	2,906,475
1,000		Mitsui Trust Holdings, Inc	7,332
67,799		National Australia Bank Ltd	1,409,307
7,304		National Bank of Greece S.A.	158,889
79,312		Nordea Bank AB (Sweden)	571,181
9,000		Oversea-Chinese Banking Corp Ltd	63,224

TIAA-CREF Mutual Funds - International Equity Fund

Principal/Shares			Value

6,468		Piraeus Bank S.A.	75,545
49,000	*	Resona Holdings, Inc	87,119
404,785		Royal Bank Of Scotland Group plc	11,657,150
39,067		Sanpaolo IMI S.p.A.	470,556
348,000		Shinsei Bank Ltd	2,219,750
19,000		Shizuoka Bank Ltd	167,860
11,147		Skandinaviska Enskilda Banken (A Shs)	161,294
2,025		Societe Generale (A Shs)	172,091
3,167		Standard Chartered plc	51,575
260		Sumitomo Mitsui Financial Group Inc	1,782,340
195,000		Sumitomo Trust & Banking Co Ltd	1,388,581
15,484		Svenska Handelsbanken AB (A Shs)	310,381
97,852		UBS AG. (Regd)	6,895,113
61,000		United Overseas Bank Ltd	474,557
33,265		Westpac Banking Corp	407,834

		TOTAL DEPOSITORY INSTITUTIONS	53,748,556

EATING AND DRINKING PLACES - 2.74%
4,410	*	Autogrill S.p.A.	62,507
1,390,604		Compass Group plc	8,486,059
2,400		Skylark Co Ltd	48,169
3,675		Sodexho Alliance S.A.	96,846

		TOTAL EATING AND DRINKING PLACES	8,693,581

ELECTRIC, GAS, AND SANITARY SERVICES - 4.43%
41,323		Australian Gas Light Co Ltd	349,169
93,471		BG Group plc	575,909
84,635		E.ON AG.	6,106,191
145,000		Hong Kong & China Gas Co Ltd	238,884
12,827		Iberdrola S.A.	270,764
3,140		Kelda Group plc	28,486
5,700		Kyushu Electric Power Co, Inc	106,305
273,000		Osaka Gas Co Ltd	758,090
11,145		Puma AG. Rudolf Dassler Sport	2,832,186
18,916		Suez S.A.(France)	393,772
26,700		Tokyo Electric Power Co, Inc	605,623
31,762	*	Vivendi Universal S.A.	881,066
131		West Japan Railway Co	528,250
892,000	*	Xinao Gas Holdings Ltd	397,408

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	14,072,103

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 5.33%
6,068	*	ABB Ltd	33,189
9,215		Advantest Corp	617,345
14,399	*	Alcatel S.A.	222,135
20,092	*	Alstom	22,489
5		ARM Holdings plc	11
4,499	*	ASML Holding NV	76,139
6,025		Electrolux AB Series B	115,574
21,000	*	Furukawa Electric Co Ltd	89,685
7,500		Hirose Electric Co Ltd	824,131
509,500		Johnson Electric Holdings Ltd	519,311
10,388		Kesa Electricals plc	54,491
26,100		Kyocera Corp	2,214,966
8,900		Mabuchi Motor Co Ltd	659,863
122,000		Matsushita Electric Industrial Co Ltd	1,731,916
2,000		Matsushita Electric Works Ltd	18,146
835	*	Mobistar S.A.	52,014
137,916		Nokia Oyj	1,990,055
25,000		Sanyo Electric Co Ltd	102,873
53,000	*	Semiconductor Manufacturing International Corp	11,552
26,700		Sony Corp	1,005,700
5,800		Stanley Electric Co Ltd	96,955
221,672		STMicroelectronics NV	4,862,642
454,703		Taiwan Semiconductor Manufacturing Co Ltd	654,210
2,000		Taiyo Yuden Co Ltd	28,172
6,344		Thomson	125,116
900		Tokyo Electron Ltd	50,479
178,000		Toshiba Corp	716,144
2,900		Yamaha Corp	47,574

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	16,942,877

FABRICATED METAL PRODUCTS - 1.16%
42,925		Amcor Ltd	208,414
9,940		Assa Abloy AB (B Shs)	127,005
7,478		European Aeronautic Defense & Space Co	208,165
4,293		Geberit AG. (Regd)	2,862,229
41,000		NHK Spring Co Ltd	258,516
6,101		Novar plc	13,609

		TOTAL FABRICATED METAL PRODUCTS	3,677,938

FOOD AND KINDRED PRODUCTS - 2.87%
18,000		Ajinomoto Co, Inc	216,762

TIAA-CREF Mutual Funds - International Equity Fund

Principal/Shares			Value

3,100		Asahi Breweries Ltd	34,178
99,223		Coca-Cola Amatil Ltd	478,993
2,727		Coca-Cola Hellenic Bottling Co S.A.	63,702
900		Coca-Cola West Japan Co Ltd	22,270
744,000		Global Bio-Chem Technology Group Co Ltd	538,937
29,305		Groupe Danone	2,556,387
355		Hermes International	70,877
4,018		Interbrew S.A.	127,834
1,000		Ito En Ltd	47,381
22,000		Kirin Brewery Co Ltd	217,550
48,268		Lion Nathan Ltd	227,967
9,436		LVMH Moet Hennessy Louis Vuitton S.A.	682,504
6,000		Meiji Dairies Corp	33,268
11,000		Meiji Seika Kaisha Ltd	48,994
339		Nestle S.A. (Regd)	90,407
7,000		Nichirei Corp	24,635
6,000		Nippon Meat Packers, Inc	73,904
151,000		Nisshin Oillio Group Ltd	686,395
3,978	*	Numico NV	127,820
5,119		Orkla ASA	128,132
222,000		People’s Food Holdings Ltd	145,641
16,046		Pernod-Ricard	2,051,801
10,070		Sampo Oyj (A Shs)	97,768
9,000		Sapporo Holdings Ltd	32,993
6,000		Takara Holdings, Inc	48,389
14,955		Tate & Lyle plc	89,499
3,000		Toyo Suisan Kaisha Ltd	39,454
4,000		Yakult Honsha Co Ltd	57,921
6,000		Yamazaki Baking Co Ltd	58,947

		TOTAL FOOD AND KINDRED PRODUCTS	9,121,310

FOOD STORES - 4.23%
21,976		Carrefour S.A.	1,066,276
126	*	Casino Guichard-Perrachon B Wts 12/15/05	74
1,966		Delhaize Group	100,581
2,400		FamilyMart Co Ltd	78,303
2,200		Lawson, Inc	90,730
384,804	*	Royal Ahold NV	3,019,708
1,872,790		Tesco plc	9,042,660
3,000		UNY Co Ltd	38,409

		TOTAL FOOD STORES	13,436,741

FURNITURE AND FIXTURES - 0.00%
2,245		MFI Furniture Group plc	6,158

		TOTAL FURNITURE AND FIXTURES	6,158

FURNITURE AND HOMEFURNISHINGS STORES - 0.09%
14,600		Hitachi Maxell Ltd	225,459

1,800		Shimachu Co Ltd	48,912

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	274,371

GENERAL BUILDING CONTRACTORS - 0.48%
14,000		Allgreen Properties Ltd	7,843
5,335		Bouygues S.A.	178,628
26,500		Daito Trust Construction Co Ltd	1,020,025
12,000		Daiwa House Industry Co Ltd	139,229
5,000		Nishimatsu Construction Co Ltd	17,459
5,000		Obayashi Corp	26,898
8,622		Skanska AB (B Shs)	75,828
4,000		Sumitomo Realty & Development Co Ltd	49,562

		TOTAL GENERAL BUILDING CONTRACTORS	1,515,472

GENERAL MERCHANDISE STORES - 0.49%
8,800		Aeon Co Ltd	353,242
4,000		Hankyu Department Stores, Inc	34,899
5,300		Isetan Co Ltd	76,308
57,928		Kingfisher plc	300,713
36,202		Marks & Spencer Group plc	238,154
3,587		Metro AG.	170,026
13,000		Mitsukoshi Ltd	72,199
1,792		Pinault-Printemps-Redoute S.A.	184,121
9,900		Takashimaya Co Ltd	114,501

		TOTAL GENERAL MERCHANDISE STORES	1,544,163

HEALTH SERVICES - 0.06%
4,200		Nichii Gakkan Co	191,303

		TOTAL HEALTH SERVICES	191,303

HEAVY CONSTRUCTION, EXCEPT BUILDING - 1.84%
4,458		Grupo Ferrovial S.A.	185,603
4,000		JGC Corp	38,492
5,060		Transurban Group	17,166

55,722		Vinci S.A.	5,613,358

TIAA-CREF Mutual Funds - International Equity Fund

Principal/Shares			Value

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	5,854,619

HOLDING AND OTHER INVESTMENT OFFICES - 1.90%
1,933	*	CapitaCommercial Trust	1,212
12,000		Centro Properties Group	33,270
36,854		Deutsche Office Trust	29,523
12,889		iShares MSCI EAFE Index Fund	1,843,127
10		Japan Real Estate Investment Corp	69,835
3		Japan Retail Fund Investment Corp	20,703
716		Macquarie Goodman Industrial Trust	838
179,037		Macquarie Infrastructure Group	411,567
5		Nippon Building Fund, Inc	36,063
6,961		Nobel Biocare Holding AG.	1,089,393
463,000		Orient Corp	1,523,319
125,000		Sumitomo Corp	907,300
23,373		Westfield Trust	71,802

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,037,952

HOTELS AND OTHER LODGING PLACES - 0.07%
5,035		Accor S.A.	212,505

		TOTAL HOTELS AND OTHER LODGING PLACES	212,505

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.79%
3,606		Aggreko plc	10,757
4,027		Atlas Copco AB (B Shs)	137,656
41,954		Dixons Group plc	125,728
721,980		Futuris Corp Ltd	794,631
10,039	*	Heidelberger Druckmaschinen	331,487
26,000	*	Ishikawajima-Harima Heavy Industries Co Ltd	42,891
71,000		Komatsu Ltd	430,106
22,000		Kubota Corp	116,941
117,000		Makino Milling Machine Co Ltd	780,608
1,000		Makita Corp	14,993
12,000		Minebea Co Ltd	55,868
256,000	*	Mitsubishi Heavy Industries Ltd	694,460
232,000		NSK Ltd	1,154,525
5,696		Sandvik AB	194,329
14,778	*	Saurer AG.	755,774
2,500		Wartsila Oyj (B Shs)	55,966

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,696,720

INSTRUMENTS AND RELATED PRODUCTS - 2.90%
27,000		Canon, Inc	1,422,811
7,000		Casio Computer Co Ltd	105,980
11,000		Citizen Watch Co Ltd	124,602
941		Cochlear Ltd	14,893
1,821		Fuji Photo Film Co Ltd	57,076
2,833		IMI plc	19,086
215,830	*	Invensys plc	70,453
625		Keyence Corp	142,567
11,000		Konica Corp	151,821
9,000		Nikon Corp	101,288
1,000		Nipro Corp	14,893
3,668		Nobel Biocare Holding AG. (Stockholm)	575,548
2,443		Smith & Nephew plc	26,294
6,997		Synthes, Inc	797,526
181,923		The Swatch Group AG. (Regd)	4,851,667
20,000		Tokyo Seimitsu Co Ltd	687,348
3,000		Ushio, Inc	54,108

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	9,217,961

INSURANCE AGENTS, BROKERS AND SERVICE - 0.01%
1,640		MLP AG.	24,203

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	24,203

INSURANCE CARRIERS - 4.50%
54,768		Aegon NV	660,338
145,000		Aioi Insurance Co Ltd	641,846
12,379		Alleanza Assicurazioni S.p.A.	141,271
7,332		Allianz AG. (Regd)	794,190
53,739		AMP Ltd	236,961
9,760		Assicurazioni Generali S.p.A.	263,258
29,601	*	Aviva plc	305,447
53,538		AXA	1,178,980
254,000	*	China Life Insurance Co Ltd (H Shs)	149,799
20,262		Friends Provident plc	53,923
23,000		Fuji Fire & Marine Insurance Co Ltd	63,236
92,845		Insurance Australia Group Ltd	323,379
9,785		Mediolanum S.p.A.	62,263
1		Millea Holdings, Inc	14,847
5,551		Muenchener Rueckver AG. (Regd)	601,748
178,254		Promina Group Ltd	496,687
61,934		Royal & Sun Alliance Insurance Group plc	92,662

TIAA-CREF Mutual Funds - International Equity Fund

Principal/Shares			Value

6,384		Schindler Holding AG. (Pt Cert)	1,832,520
31,538		Skandia Forsakrings AB	130,624
13,000		Sompo Japan Insurance, Inc	132,842
3,978	*	Swiss Life Holding	555,059
31,050		T&D Holdings, Inc	1,550,864
25,449		Zurich Financial Services AG.	4,018,317

		TOTAL INSURANCE CARRIERS	14,301,061

LEATHER AND LEATHER PRODUCTS - 0.01%
15,500		Yue Yuen Industrial Holdings	37,658

		TOTAL LEATHER AND LEATHER PRODUCTS	37,658

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.26%
128		East Japan Railway Co	717,921
3,847		Veolia Environnement	108,540

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	826,461

LUMBER AND WOOD PRODUCTS - 0.05%
15,000		Sekisui House Ltd	166,476

		TOTAL LUMBER AND WOOD PRODUCTS	166,476

METAL MINING - 1.22%
130,789		Alumina Ltd	481,048
657,000		Mitsubishi Materials Corp	1,475,187
75,265		Newcrest Mining Ltd	722,480
11,535	*	Rio Tinto Ltd	288,868
11,927		Rio Tinto plc	286,809
184,158		WMC Resources Ltd	631,160

		TOTAL METAL MINING	3,885,552

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.05%
2,000		Bandai Co Ltd	54,438
5,131		Bulgari S.p.A.	51,876
3,400	*	Sega Corp	43,624

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	149,938

MISCELLANEOUS RETAIL - 0.21%
3,806		GUS plc	58,358
275,120	*	Pacific Brands Ltd	511,702
43,077		Signet Group plc	89,448

		TOTAL MISCELLANEOUS RETAIL	659,508

MOTION PICTURES - 0.03%
4,787		Rank Group plc	26,044
3,800		Toho Co Ltd	55,233

		TOTAL MOTION PICTURES	81,277

NONDEPOSITORY INSTITUTIONS - 1.19%
3,400		Credit Saison Co Ltd	102,204
11,400	*	Deutsche Postbank AG.	410,963
103,048	*	Hypo Real Estate Holding	3,022,752
16,335		Mediobanca S.p.A.	198,740
389		Ship Finance International Ltd	5,816
540		Takefuji Corp	39,146

		TOTAL NONDEPOSITORY INSTITUTIONS	3,779,621

NONMETALLIC MINERALS, EXCEPT FUELS - 0.01%
6,000		Dowa Mining Co Ltd	35,577

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	35,577

OIL AND GAS EXTRACTION - 1.07%
94,803		Origin Energy Ltd	372,464
74,040		Shell Transport & Trading Co plc	543,128
732		Technip S.A.	99,301
12,517		Total S.A.	2,386,354

		TOTAL OIL AND GAS EXTRACTION	3,401,247

PAPER AND ALLIED PRODUCTS - 0.84%
42,000		NGK Insulators Ltd	339,110
91,000		OJI Paper Co Ltd	583,788
32,900		Uni-Charm Corp	1,640,251
5,854		UPM-Kymmene Oyj	111,392

		TOTAL PAPER AND ALLIED PRODUCTS	2,674,541

PETROLEUM AND COAL PRODUCTS - 4.93%
255,518		BHP Billiton Ltd	2,230,263
208,069		BP plc	1,837,612
37,316		BP plc (Spon ADR)	1,999,018
146,378		ENI S.p.A.	2,906,442
16,347		Fortum Oyj	208,830
4,110		Hellenic Petroleum S.A.	34,303
327,000		Nippon Oil Corp	2,058,828
653		Norsk Hydro ASA	42,441

TIAA-CREF Mutual Funds - International Equity Fund

Principal/Shares			Value

2,766		Repsol YPF S.A.	60,575
83,458		Royal Dutch Petroleum Co	4,282,923

		TOTAL PETROLEUM AND COAL PRODUCTS	15,661,235

PRIMARY METAL INDUSTRIES - 0.10%
2,921		Arcelor	49,043
4,032		BHP Billiton plc	34,988
10,000		NEOMAX Co Ltd	162,123
308		Nippon Steel Corp	646
32,000		Sumitomo Metal Industries Ltd	37,832
3,840		Viohalco S.A.	27,564

		TOTAL PRIMARY METAL INDUSTRIES	312,196

PRINTING AND PUBLISHING - 2.71%
4,998		Arnoldo Mondadori Editore S.p.A.	47,309
5,812		Gruppo Editoriale L’Espresso S.p.A.	35,002
3,337		Lagardere S.C.A.	208,479
52,469		News Corp Ltd	463,453
2,215		Promotora de Informaciones S.A. (PRISA)	38,698
67,022		Reed Elsevier NV	940,998
703,601		Reed Elsevier plc	6,839,254
6,071		Telefonica Publicidad e Informacion S.A.	40,255

		TOTAL PRINTING AND PUBLISHING	8,613,448

RAILROAD TRANSPORTATION - 0.30%
144,279		Brambles Industries Ltd	603,029
13,862		Brambles Industries plc	53,546
14,421		Firstgroup plc	73,358
32,000		Kintetsu Corp	121,706
4,178		Mayne Group Ltd	9,924
24,000		Tobu Railway Co Ltd	105,137

		TOTAL RAILROAD TRANSPORTATION	966,700

REAL ESTATE - 0.20%
9,668		CapitaLand Ltd	7,690
45,579		CFS Gandel Retail Trust	44,133
20	*	City Developments Ltd	34
200		City Developments Ltd	627
50,580		Commonwealth Property Office Fund	40,519
11,901		General Property Trust	28,933
4,835		Hammerson plc	61,071
40,000		Hang Lung Properties Ltd	51,540
27,000		Henderson Land Development Co Ltd	116,311
18,000		Hysan Development Co Ltd	26,770
15,669		Mirvac Group	46,935
78,400		New World Development Co Ltd	57,796
54,000		Sino Land Co Ltd	30,116
8,155		Slough Estates plc	66,366
8,700		Sun Hung Kai Properties Ltd	71,386

		TOTAL REAL ESTATE	650,227

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.01%
1,900		Toyoda Gosei Co Ltd	44,838

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	44,838

SECURITY AND COMMODITY BROKERS - 1.60%
31,000		Daiwa Securities Group, Inc	222,737
6,820		Deutsche Boerse AG.	346,589
22,000		Hong Kong Exchanges & Clearing Ltd	45,129
90,315		Man Group plc	2,338,867
44,000		Marubeni Corp	108,069
77,000		Mitsui & Co Ltd	576,539
96,000		Nomura Holdings, Inc	1,420,886
2,165	*	OMHEX AB	25,938

		TOTAL SECURITY AND COMMODITY BROKERS	5,084,754

STONE, CLAY, AND GLASS PRODUCTS - 2.67%
24,000		Asahi Glass Co Ltd	249,645
136,995		Holcim Ltd (Regd)	7,449,185
18,159		Pilkington plc	32,108
9,148		RMC Group plc	100,701
980		Sika AG.	539,141
11,000		Toto Ltd	115,731

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	8,486,511

TOBACCO PRODUCTS - 0.03%
12		Japan Tobacco, Inc	93,259

		TOTAL TOBACCO PRODUCTS	93,259

TRANSPORTATION BY AIR - 0.19%
2,963		Air France	50,505
2,644	*	Deutsche Lufthansa AG. (Regd)	35,964
16,742		Iberia Lineas Aereas de Espana	48,071

TIAA-CREF Mutual Funds - International Equity Fund

Principal/Shares			Value

24,000		Japan Airlines System Corp	76,763
19,000		Singapore Airlines Ltd	123,545
39,500		Swire Pacific Ltd (A Shs)	255,744

		TOTAL TRANSPORTATION BY AIR	590,592

TRANSPORTATION EQUIPMENT - 3.39%
80,512		BAE Systems plc	320,124
893		Cobham plc	22,624
356,076	*	Fiat S.p.A.	2,980,553
8,000		Hino Motors Ltd	57,921
31,000		Kawasaki Heavy Industries Ltd	50,002
214,000		Mazda Motor Corp	753,114
77,700		Nissan Motor Co Ltd	863,769
674		Peugeot Citroen S.A.	37,532
530		Renault S.A.	40,366
2,400		Shimano, Inc	57,187
3,573		Smiths Group plc	48,370
53,900		Toyota Industries Corp	1,294,213
100,800		Toyota Motor Corp	4,083,178
1,254		Valeo S.A.	52,255
3,582		Volvo AB (B Shs)	124,584

		TOTAL TRANSPORTATION EQUIPMENT	10,785,792

TRUCKING AND WAREHOUSING - 0.34%
3,000		Mitsubishi Logistics Corp	28,429
4,000		Seino Transportation Co Ltd	41,314
51,000		Sumitomo Warehouse Co Ltd	215,937
49,000		Yamato Transport Co Ltd	799,789

		TOTAL TRUCKING AND WAREHOUSING	1,085,469

WATER TRANSPORTATION - 0.14%
1,558		Frontline Ltd	53,608
47,000		Mitsui OSK Lines Ltd	247,244
42,000		Neptune Orient Lines Ltd	57,546
3,000		Nippon Yusen Kabushiki Kaisha	13,829
14,786		Peninsular & Oriental Steam Navigation Co	58,992

		TOTAL WATER TRANSPORTATION	431,219

WHOLESALE TRADE-DURABLE GOODS - 0.68%
750		Beru AG.	57,487
13,000		Fuji Electric Co Ltd	35,146
4,700		Kuroda Electric Co Ltd	202,447
2,300		Mitsumi Electric Co Ltd	26,601
4,499		SSL International plc	22,763
72,500		Terumo Corp	1,817,234

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,161,678

WHOLESALE TRADE-NONDURABLE GOODS - 1.47%
4,062		Alliance Unichem plc	48,066
17,626		British American Tobacco plc	273,139
56,314		Celesio AG.	3,364,059
3,556		Ciba Specialty Chemicals AG. (Regd)	256,098
2,599		Clariant AG.	37,976
2,200		Kokuyo Co Ltd	27,743
17,105	*	Oriflame Cosmetics S.A. (SDR)	610,816
6,084		Swedish Match AB	62,189

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,680,086

		TOTAL COMMON STOCKS
		(Cost $292,217,845)	314,133,502

		TOTAL PORTFOLIO - 99.17%	315,136,358
		(Cost $293,097,311)
		OTHER ASSETS & LIABILITIES, NET - 0.83%	2,627,603

		NET ASSETS - 100.00%	$ 317,763,961

	*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.  Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Mutual Funds - Growth Equity Fund

TIAA-CREF MUTUAL FUNDS
STATEMENT OF INVESTMENTS (Unaudited)
GROWTH EQUITY FUND
June 30, 2004

Shares				Value

COMMON STOCKS - 99.63%
APPAREL AND ACCESSORY STORES - 1.04%
	237,477		Gap, Inc	$5,758,817

			TOTAL APPAREL AND ACCESSORY STORES	5,758,817

APPAREL AND OTHER TEXTILE PRODUCTS - 0.58%
	93,225		Polo Ralph Lauren Corp	3,211,601

			TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,211,601

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.66%
	174,143		Lowe’s Cos	9,151,215

			TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,151,215

BUSINESS SERVICES - 10.31%
	22,459		Adobe Systems, Inc	1,044,344
	73,001		Automatic Data Processing, Inc	3,057,282
	67,386	*	DST Systems, Inc	3,240,593
	23,409		Equifax, Inc	579,373
	192	b*	InterActiveCorp Wts 02/04/09	6,626
	86,206	*	Intuit, Inc	3,325,827
	68,039		Manpower, Inc	3,454,340
	573,487		Microsoft Corp	16,378,789
	497,335	*	Oracle Corp	5,933,207
	1,800	f*	ProcureNet, Inc	270
	188,709		SAP AG. (Spon ADR)	7,889,923
	603	*	SoftBrands, Inc	739
	127,898	*	Symantec Corp	5,599,374
	30,711	*	Westwood One, Inc	730,922
	153,805	*	Yahoo!, Inc	5,587,736

			TOTAL BUSINESS SERVICES	56,829,345

CHEMICALS AND ALLIED PRODUCTS - 19.22%
	6,497		Abbott Laboratories	264,818
	73,331	*	Amgen, Inc	4,001,673
	86,752	*	Amylin Pharmaceuticals, Inc	1,977,946
	73,487		Avon Products, Inc	3,390,690
	78,231	*	Biogen Idec, Inc	4,948,111
	15,589		Colgate-Palmolive Co	911,177
	122,333	*	Forest Laboratories, Inc	6,927,718
	93,494	*	Genentech, Inc	5,254,363
	102,984	*	Gilead Sciences, Inc	6,899,928
	52,707		Gillette Co	2,234,777
	164,775	*	IVAX Corp	3,952,952
	142,870		Lilly (Eli) & Co	9,988,042
	129,396		Mylan Laboratories, Inc	2,620,269
	824,691		Pfizer, Inc	28,270,407
	404,671		Procter & Gamble Co	22,030,289
	63,964		Wyeth	2,312,938

			TOTAL CHEMICALS AND ALLIED PRODUCTS	105,986,098

COMMUNICATIONS - 0.44%
	3,400	*	Advanced Radio Telecom Corp	1
	1,619	*	Comcast Corp (Special Class A)	44,701
	400	b*	Convergent Communications, Inc	0
	20,850	*	Entercom Communications Corp	777,705
	15,300	*	Global Telesystems, Inc	18
	19,634	*	InterActiveCorp	591,769
	5,115	*	Level 3 Communications, Inc	18,158
	37,783	*	Nextel Communications, Inc (Class A)	1,007,295
	1,500	*	Teligent, Inc (Class A)	2
	800	b*	U.S. Wireless Corp	0
	62	*	Vast Solutions, Inc (Class B1)	0
	62	*	Vast Solutions, Inc (Class B2)	0
	62	*	Vast Solutions, Inc (Class B3)	0
	644	*	Viatel, Inc	16

			TOTAL COMMUNICATIONS	2,439,665

DEPOSITORY INSTITUTIONS - 1.41%
	86,824		Citigroup, Inc	4,037,316
	9,465		Fifth Third Bancorp	509,028
	109,949		Mellon Financial Corp	3,224,804

			TOTAL DEPOSITORY INSTITUTIONS	7,771,148

EATING AND DRINKING PLACES - 0.40%
	64,607	*	Brinker International, Inc	2,204,391

			TOTAL EATING AND DRINKING PLACES	2,204,391

EDUCATIONAL SERVICES - 1.10%
	68,570	*	Apollo Group, Inc (Class A)	6,054,045

			TOTAL EDUCATIONAL SERVICES	6,054,045

ELECTRIC, GAS, AND SANITARY SERVICES - 0.20%
	36,707		Waste Management, Inc	1,125,070

			TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,125,070

TIAA-CREF Mutual Funds - Growth Equity Fund

Shares				Value

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 11.02%
	101,234	*	Altera Corp	2,249,419
	9,441		General Electric Co	305,888
	536,154		Intel Corp	14,797,850
	109,628	*	Marvell Technology Group Ltd	2,927,068
	112,662		Maxim Integrated Products, Inc	5,905,742
	34,618		Maytag Corp	848,487
	533,167		Motorola, Inc	9,730,298
	134,681	*	Novellus Systems, Inc	4,234,371
	155,350		Qualcomm, Inc	11,337,443
	1,012,983		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	8,417,889

			TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	60,754,455

ENGINEERING AND MANAGEMENT SERVICES - 2.54%
	245,842	*	Accenture Ltd (Class A)	6,755,738
	46,975	*	BearingPoint, Inc	416,668
	177,685		Monsanto Co	6,840,873

			TOTAL ENGINEERING AND MANAGEMENT SERVICES	14,013,279

FABRICATED METAL PRODUCTS - 0.12%
	6,960		Illinois Tool Works, Inc	667,394

			TOTAL FABRICATED METAL PRODUCTS	667,394

FOOD AND KINDRED PRODUCTS - 4.02%
	41,365		Anheuser-Busch Cos, Inc	2,233,710
	36,742		Campbell Soup Co	987,625
	73,095		Coca-Cola Co	3,689,836
	78,929	*	Constellation Brands, Inc (Class A)	2,930,634
	228,785		PepsiCo, Inc	12,326,936

			TOTAL FOOD AND KINDRED PRODUCTS	22,168,741

FURNITURE AND FIXTURES - 0.07%
	6,779		Hillenbrand Industries, Inc	409,791

			TOTAL FURNITURE AND FIXTURES	409,791

FURNITURE AND HOMEFURNISHINGS STORES - 0.47%
	66,736	*	Bed Bath & Beyond, Inc	2,565,999

			TOTAL FURNITURE AND HOMEFURNISHINGS STORES	2,565,999

GENERAL MERCHANDISE STORES - 3.77%
	23,053	*	Big Lots, Inc	333,346
	11,560	*	Dollar Tree Stores, Inc	317,091
	20,769		Family Dollar Stores, Inc	631,793
	53,716	*	Kohl’s Corp	2,271,112
	174,543		Target Corp	7,412,841
	186,575		Wal-Mart Stores, Inc	9,843,697

			TOTAL GENERAL MERCHANDISE STORES	20,809,880

HEALTH SERVICES - 2.01%
	84,781	*	Express Scripts, Inc	6,717,199
	194,438		Health Management Associates, Inc (Class A)	4,359,300

			TOTAL HEALTH SERVICES	11,076,499

HOTELS AND OTHER LODGING PLACES - 1.22%
	149,709		Starwood Hotels & Resorts Worldwide, Inc	6,714,449

			TOTAL HOTELS AND OTHER LODGING PLACES	6,714,449

INDUSTRIAL MACHINERY AND EQUIPMENT - 10.54%
	113,059		3M Co	10,176,441
	52,298		Baker Hughes, Inc	1,969,020
	4,299		Caterpillar, Inc	341,513
	873,858	*	Cisco Systems, Inc	20,710,435
	7,405	*	Cooper Cameron Corp	360,624
	402,963	*	Dell, Inc	14,434,135
	107,479	*	EMC Corp	1,225,261
	33,532		International Business Machines Corp	2,955,846
	82,994		International Game Technology	3,203,568
	128,249	*	Network Appliance, Inc	2,761,201

			TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	58,138,044

INSTRUMENTS AND RELATED PRODUCTS - 6.43%
	57,685		Biomet, Inc	2,563,521
	25,082	*	Boston Scientific Corp	1,073,510
	94,201		Guidant Corp	5,263,952
	238,031		Medtronic, Inc	11,596,870
	111,069	*	St. Jude Medical, Inc	8,402,370
	74,196	*	Zimmer Holdings, Inc	6,544,087

			TOTAL INSTRUMENTS AND RELATED PRODUCTS	35,444,310

INSURANCE AGENTS, BROKERS AND SERVICE - 0.60%
	73,044		Marsh & McLennan Cos, Inc	3,314,737

			TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,314,737

INSURANCE CARRIERS - 1.98%
	30,982		Aetna, Inc	2,633,470
	75,672		American International Group, Inc	5,393,900
	32,312	*	Anthem, Inc	2,893,863

			TOTAL INSURANCE CARRIERS	10,921,233

TIAA-CREF Mutual Funds - Growth Equity Fund

Shares				Value

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
	62,360		Mattel, Inc	1,138,070

			TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,138,070

MISCELLANEOUS RETAIL - 2.45%
	154,553		Staples, Inc	4,529,948
	97,669	*	eBay, Inc	8,980,665

			TOTAL MISCELLANEOUS RETAIL	13,510,613

MOTION PICTURES - 1.26%
	394,305	*	Time Warner, Inc	6,931,882

			TOTAL MOTION PICTURES	6,931,882

NONDEPOSITORY INSTITUTIONS - 6.32%
	268,853		American Express Co	13,813,667
	192,025		Fannie Mae	13,702,904
	16,976		Freddie Mac	1,074,581
	243,108		MBNA Corp	6,269,755

			TOTAL NONDEPOSITORY INSTITUTIONS	34,860,907

OIL AND GAS EXTRACTION - 0.36%
	15,326		Pogo Producing Co	757,104
	40,695		Tidewater, Inc	1,212,711

			TOTAL OIL AND GAS EXTRACTION	1,969,815

PERSONAL SERVICES - 0.22%
	31,262	*	Weight Watchers International, Inc	1,223,595

			TOTAL PERSONAL SERVICES	1,223,595

PRINTING AND PUBLISHING - 0.95%
	159,318		News Corp Ltd (Spon ADR)	5,238,376

			TOTAL PRINTING AND PUBLISHING	5,238,376

SECURITY AND COMMODITY BROKERS - 1.06%
	62,108		Goldman Sachs Group, Inc	5,848,089

			TOTAL SECURITY AND COMMODITY BROKERS	5,848,089

TRANSPORTATION BY AIR - 0.21%
	69,538		Southwest Airlines Co	1,166,152

			TOTAL TRANSPORTATION BY AIR	1,166,152

TRANSPORTATION EQUIPMENT - 1.99%
	18,906		General Dynamics Corp	1,877,366
	99,160		United Technologies Corp	9,071,157

			TOTAL TRANSPORTATION EQUIPMENT	10,948,523

TRUCKING AND WAREHOUSING - 0.46%
	33,956		United Parcel Service, Inc (Class B)	2,552,473

			TOTAL TRUCKING AND WAREHOUSING	2,552,473

WATER TRANSPORTATION - 0.63%
	78,456		Royal Caribbean Cruises Ltd	3,405,775

			TOTAL WATER TRANSPORTATION	3,405,775

WHOLESALE TRADE-DURABLE GOODS - 2.24%
	221,891		Johnson & Johnson	12,359,329

			TOTAL WHOLESALE TRADE-DURABLE GOODS	12,359,329

WHOLESALE TRADE-NONDURABLE GOODS - 0.12%
	19,015		Sysco Corp	682,062

			TOTAL WHOLESALE TRADE-NONDURABLE GOODS	682,062

			TOTAL COMMON STOCKS	549,365,867

			(Cost $534,405,375)
			TOTAL PORTFOLIO - 99.63%	549,365,867
			(Cost $534,405,375)
			OTHER ASSETS & LIABILITIES, NET - 0.37%	2,044,806

			NET ASSETS - 100.00%	$551,410,673

*	Non-income producing
b	In bankruptcy
f	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Mutual Funds - Growth and Income Fund

TIAA-CREF MUTUAL FUNDS
STATEMENT  OF  INVESTMENTS (Unaudited)
GROWTH & INCOME FUND
June 30, 2004

Shares			Value

PREFERRED STOCKS - 0.00%
ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%
1,443	*	NiSource, Inc (Sails)	$3,636

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,636

		TOTAL PREFERRED STOCKS	3,636

		(Cost $2,929)
COMMON STOCKS - 99.79%
AMUSEMENT AND RECREATION SERVICES - 0.05%
5,000		Harrah’s Entertainment, Inc	270,500

		TOTAL AMUSEMENT AND RECREATION SERVICES	270,500

APPAREL AND ACCESSORY STORES - 0.50%
107,935		Gap, Inc	2,617,424

		TOTAL APPAREL AND ACCESSORY STORES	2,617,424

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.59%
79,398		Home Depot, Inc	2,794,810
105,147		Lowe’s Cos	5,525,475

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	8,320,285

BUSINESS SERVICES - 6.12%
6,600	*	Affiliated Computer Services, Inc (Class A)	349,404
53,363		Automatic Data Processing, Inc	2,234,842
103,202	*	BEA Systems, Inc	848,320
8,200		Cendant Corp	200,736
29,396		Computer Associates International, Inc	824,852
8,572	*	Computer Sciences Corp	397,998
4,600	*	Convergys Corp	70,840
23,710		Electronic Data Systems Corp	454,047
3,500		Equifax, Inc	86,625
9,449	*	Fiserv, Inc	367,472
11,600		IMS Health, Inc	271,904
30,365		Manpower, Inc	1,541,631
502,763		Microsoft Corp	14,358,911
15	*	Novell, Inc	126
9,200		Omnicom Group, Inc	698,188
377,906	*	Oracle Corp	4,508,419
1	*	PalmSource, Inc	17
3	*	Roxio, Inc	15
98,879	*	Siebel Systems, Inc	1,056,028
40	*	Sun Microsystems, Inc	174
11,900	*	SunGard Data Systems, Inc	309,400
16,200	*	Unisys Corp	224,856
58,523	*	Veritas Software Corp	1,621,087
44,991	*	Yahoo!, Inc	1,634,523

		TOTAL BUSINESS SERVICES	32,060,415

CHEMICALS AND ALLIED PRODUCTS - 11.20%
52,266		Abbott Laboratories	2,130,362
54,710		Air Products & Chemicals, Inc	2,869,540
5,380		Allergan, Inc	481,618
63,630	*	Amgen, Inc	3,472,289
71,776	*	Amylin Pharmaceuticals, Inc	1,636,493
95,085		Bristol-Myers Squibb Co	2,329,583
25,940		Colgate-Palmolive Co	1,516,193
67,957		Dow Chemical Co	2,765,850
3,139	*	Eyetech Pharmaceuticals, Inc	134,726
18,571	*	Forest Laboratories, Inc	1,051,676
7,309	*	Gilead Sciences, Inc	489,703
3,700		International Flavors & Fragrances, Inc	138,380
36,150	*	IVAX Corp	867,239
11,700	*	King Pharmaceuticals, Inc	133,965
71,762		Lilly (Eli) & Co	5,016,881
109,043		Merck & Co, Inc	5,179,543
13,053		Mylan Laboratories, Inc	264,323
375,678		Pfizer, Inc	12,878,242
220,692		Procter & Gamble Co	12,014,472
39,239		Schering-Plough Corp	725,137
5,300	*	Watson Pharmaceuticals, Inc	142,570
65,349		Wyeth	2,363,020

		TOTAL CHEMICALS AND ALLIED PRODUCTS	58,601,805

COMMUNICATIONS - 5.13%
15,164		Alltel Corp	767,602
41,706		AT&T Corp	610,159
135,856	*	AT&T Wireless Services, Inc	1,945,458
71,510		BellSouth Corp	1,874,992
4,700		CenturyTel, Inc	141,188
86,162	*	Citadel Broadcasting Corp	1,255,380
38,239		Clear Channel Communications, Inc	1,412,931
112,592	*	Comcast Corp (Class A)	3,155,954

TIAA-CREF Mutual Funds - Growth and Income Fund

Shares			Value

136	*	EchoStar Communications Corp (Class A)	4,182
217,562	*	Lucent Technologies, Inc	822,384
53,839	*	Nextel Communications, Inc (Class A)	1,435,348
279,535	*	Qwest Communications International, Inc	1,003,531
163,152		SBC Communications, Inc	3,956,436
28,949		Sprint Corp (FON Group)	509,502
137,548		Verizon Communications, Inc	4,977,862
84,003		Viacom, Inc (Class B)	3,000,587

		TOTAL COMMUNICATIONS	26,873,496

DEPOSITORY INSTITUTIONS - 10.35%
11,000		AmSouth Bancorp	280,170
101,341		Bank Of America Corp	8,575,475
21,722		Bank Of New York Co, Inc	640,365
54,406		Bank One Corp	2,774,706
11,845		BB&T Corp	437,910
6,377		Charter One Financial, Inc	281,800
253,865		Citigroup, Inc	11,804,723
36,637		Comerica, Inc	2,010,639
7,101		Fifth Third Bancorp	381,892
5,600		First Horizon National Corp	254,632
45,522		Greenpoint Financial Corp	1,807,223
102,466		J.P. Morgan Chase & Co	3,972,607
12,057		KeyCorp	360,384
3,288		M & T Bank Corp	287,042
3,237		Marshall & Ilsley Corp	126,534
94,207		Mellon Financial Corp	2,763,091
12,354		National City Corp	432,514
5,561		North Fork Bancorp, Inc	211,596
1,917		Northern Trust Corp	81,051
13,903		PNC Financial Services Group, Inc	737,971
3,671		Regions Financial Corp	134,175
4,405		SouthTrust Corp	170,958
6,377		SunTrust Banks, Inc	414,441
2,700		Synovus Financial Corp	68,364
250,293		U.S. Bancorp	6,898,075
4,646		Union Planters Corp	138,497
31,111		Wachovia Corp	1,384,440
115,634		Wells Fargo & Co	6,617,734
2,000		Zions Bancorp	122,900

		TOTAL DEPOSITORY INSTITUTIONS	54,171,909

EATING AND DRINKING PLACES - 0.98%
43,329	*	Brinker International, Inc	1,478,385
62,404		McDonald’s Corp	1,622,504
50,752	*	The Cheesecake Factory, Inc	2,019,422

		TOTAL EATING AND DRINKING PLACES	5,120,311

ELECTRIC, GAS, AND SANITARY SERVICES - 2.67%
30,500	*	AES Corp	302,865
5,800	*	Allegheny Energy, Inc	89,378
8,793		Ameren Corp	377,747
19,512		American Electric Power Co, Inc	624,384
18,000	*	Calpine Corp	77,760
13,200		Centerpoint Energy, Inc	151,800
8,700		Cinergy Corp	330,600
6,000	*	CMS Energy Corp	54,780
11,675		Consolidated Edison, Inc	464,198
8,100		Constellation Energy Group, Inc	306,990
15,765		Dominion Resources, Inc	994,456
8,200		DTE Energy Co	332,428
27,099		Duke Energy Corp	549,839
14,400	*	Dynegy, Inc (Class A)	61,344
15,900		Edison International	406,563
18,800		El Paso Corp	148,144
11,520		Entergy Corp	645,235
32,134		Exelon Corp	1,069,741
16,068		FirstEnergy Corp	601,104
8,974		FPL Group, Inc	573,887
7,100		KeySpan Corp	260,570
3,500		Kinder Morgan, Inc	207,515
22,507	b*	Mirant Corp	7,934
1		National Grid Group plc (Spon ADR)	39
1,700		Nicor, Inc	57,749
12,600		NiSource, Inc	259,812
15,556	*	PG&E Corp	434,635
4,100		Pinnacle West Capital Corp	165,599
7,300		PPL Corp	335,070
11,700		Progress Energy, Inc	515,385
500	*	Progress Energy, Inc (Cvo)	5
11,574		Public Service Enterprise Group, Inc	463,307
11,000		Sempra Energy	378,730
29,943		Southern Co	872,838
6,800		TECO Energy, Inc	81,532
1		Texas Genco Holdings, Inc	45
15,937		TXU Corp	645,608
28,747		Waste Management, Inc	881,096
15,400		Xcel Energy, Inc	257,334

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	13,988,046

TIAA-CREF Mutual Funds - Growth and Income Fund

Shares			Value

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 8.49%
34,600	*	ADC Telecommunications, Inc	98,264
18,612	*	Altera Corp	413,559
84,359		American Power Conversion Corp	1,657,654
1,840	*	Atheros Communications, Inc	19,394
15,582	*	Broadcom Corp (Class A)	728,770
28,000	*	CIENA Corp	104,160
9,309	*	Comverse Technology, Inc	185,621
5,164		Emerson Electric Co	328,172
519,956		General Electric Co	16,846,574
319,457		Intel Corp	8,817,013
9,600	*	Jabil Circuit, Inc	241,728
70,000	*	JDS Uniphase Corp	265,300
15,304		Linear Technology Corp	604,049
56,723		Maxim Integrated Products, Inc	2,973,420
3,800		Maytag Corp	93,138
9	*	MIPS Technologies, Inc	55
2,700		Molex, Inc	86,616
62,367		Motorola, Inc	1,138,198
43,700	*	Novellus Systems, Inc	1,373,928
7,722	*	Nvidia Corp	158,301
3,400	*	QLogic Corp	90,406
32,324		Qualcomm, Inc	2,359,006
8,257		Rockwell Collins, Inc	275,123
20,100	*	Sanmina-SCI Corp	182,910
7,300		Scientific-Atlanta, Inc	251,850
325,409		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	2,704,149
20,253	*	Tellabs, Inc	177,011
94,569		Texas Instruments, Inc	2,286,678

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	44,461,047

ENGINEERING AND MANAGEMENT SERVICES - 1.44%
102,687	*	Accenture Ltd (Class A)	2,821,839
3,700		Fluor Corp	176,379
112,259		Monsanto Co	4,321,972
1,700		Moody’s Corp	109,922
4,200		Paychex, Inc	142,296

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,572,408

FABRICATED METAL PRODUCTS - 1.42%
13,400		Danaher Corp	694,790
50,348		Illinois Tool Works, Inc	4,827,870
61,374		Masco Corp	1,913,641

		TOTAL FABRICATED METAL PRODUCTS	7,436,301

FOOD AND KINDRED PRODUCTS - 4.11%
17,923		Anheuser-Busch Cos, Inc	967,842
11,600		Campbell Soup Co	311,808
120,607		Coca-Cola Co	6,088,241
8,900		Coca-Cola Enterprises, Inc	258,011
8,825		Conagra Foods, Inc	238,981
1,600		Coors (Adolph) Co (Class B)	115,744
91,902	*	Dean Foods Co	3,428,864
18,783		General Mills, Inc	892,756
8,469		H.J. Heinz Co	331,985
12,045		Kellogg Co	504,083
144,612		PepsiCo, Inc	7,791,695
14,600		Sara Lee Corp	335,654
3,600		Wrigley (Wm.) Jr Co	226,980

		TOTAL FOOD AND KINDRED PRODUCTS	21,492,644

FOOD STORES - 0.32%
17,864		Albertson’s, Inc	474,111
36,405	*	Kroger Co	662,571
19,519	*	Safeway, Inc	494,611
7,200	*	Winn-Dixie Stores, Inc	51,840

		TOTAL FOOD STORES	1,683,133

FORESTRY - 0.17%
14,321		Weyerhaeuser Co	903,942

		TOTAL FORESTRY	903,942

FURNITURE AND FIXTURES - 0.08%
1,800		Johnson Controls, Inc	96,084
13,300		Newell Rubbermaid, Inc	312,550

		TOTAL FURNITURE AND FIXTURES	408,634

FURNITURE AND HOMEFURNISHINGS STORES - 0.71%
69,543	*	Bed Bath & Beyond, Inc	2,673,928
16,260		Best Buy Co, Inc	825,032
7,900		RadioShack Corp	226,177

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,725,137

GENERAL BUILDING CONTRACTORS - 0.12%
4	*	Cavco Industries, Inc	159
5,900		Centex Corp	269,925
2,200		KB Home	150,986
4,300		Pulte Homes, Inc	223,729

TIAA-CREF Mutual Funds - Growth and Income Fund

Shares			Value

		TOTAL GENERAL BUILDING CONTRACTORS	644,799

GENERAL MERCHANDISE STORES - 3.18%
55,830		Costco Wholesale Corp	2,292,938
16,400		Dollar General Corp	320,784
8,368		Family Dollar Stores, Inc	254,555
8,700		Federated Department Stores, Inc	427,170
17,093	*	Kohl’s Corp	722,692
19,742		May Department Stores Co	542,708
10,870		Sears Roebuck & Co	410,451
105,666		Target Corp	4,487,635
136,475		Wal-Mart Stores, Inc	7,200,421

		TOTAL GENERAL MERCHANDISE STORES	16,659,354

HEALTH SERVICES - 0.59%
36,210	*	Express Scripts, Inc	2,868,918
14,400	*	Tenet Healthcare Corp	193,104

		TOTAL HEALTH SERVICES	3,062,022

HOLDING AND OTHER INVESTMENT OFFICES - 0.60%
2,800		Apartment Investment & Management Co (Class A)	87,164
12,453		Equity Office Properties Trust	338,722
8,700		Equity Residential	258,651
7,900		Plum Creek Timber Co, Inc	257,382
5,300		Prologis	174,476
6,477		Simon Property Group, Inc	333,047
44,293		Washington Mutual, Inc	1,711,482

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,160,924

HOTELS AND OTHER LODGING PLACES - 0.17%
18,400		Hilton Hotels Corp	343,344
11,173		Marriott International, Inc (Class A)	557,309

		TOTAL HOTELS AND OTHER LODGING PLACES	900,653

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.06%
38,689		3M Co	3,482,397
50,199	*	Applied Materials, Inc	984,904
83,535		Baker Hughes, Inc	3,145,093
17,321		Caterpillar, Inc	1,375,980
365,143	*	Cisco Systems, Inc	8,653,889
12,512		Deere & Co	877,592
223,582	*	Dell, Inc	8,008,707
23,000	*	EMC Corp	262,200
3	*	FMC Technologies, Inc	86
129,013		Hewlett-Packard Co	2,722,174
103,445		International Business Machines Corp	9,118,677
3,500	*	Lexmark International, Inc	337,855
31,541	*	Network Appliance, Inc	679,078
4	*	PalmOne, Inc	139
4,500		Pitney Bowes, Inc	199,125
48	*	Riverstone Networks, Inc	61
20,100	*	Solectron Corp	130,047
4,800		Symbol Technologies, Inc	70,752
49,900		Tyco International Ltd	1,653,686
33,274	*	Xerox Corp	482,473

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	42,184,915

INSTRUMENTS AND RELATED PRODUCTS - 3.08%
23,200	*	Agilent Technologies, Inc	679,296
40,425	*	Boston Scientific Corp	1,730,190
14,124		Eastman Kodak Co	381,066
40,328		Guidant Corp	2,253,529
9,236	*	KLA-Tencor Corp	456,074
62,058		Medtronic, Inc	3,023,466
4,900		PerkinElmer, Inc	98,196
13,751		Raytheon Co	491,873
56,503	*	St. Jude Medical, Inc	4,274,452
30,988	*	Zimmer Holdings, Inc	2,733,142

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	16,121,284

INSURANCE AGENTS, BROKERS AND SERVICE - 0.09%
4,500		AON Corp	128,115
8,044		Marsh & McLennan Cos, Inc	365,037

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	493,152

INSURANCE CARRIERS - 5.46%
4,469		ACE Ltd	188,949
27,377		Aetna, Inc	2,327,045
19,056		Aflac, Inc	777,675
19,626		Allstate Corp	913,590
2,000		Ambac Financial Group, Inc	146,880
128,659		American International Group, Inc	9,170,814
40,483	*	Anthem, Inc	3,625,657
3,674		Chubb Corp	250,493
6,873		Cigna Corp	472,931
4,072		Cincinnati Financial Corp	177,213
6,100		Jefferson-Pilot Corp	309,880
8,573		Lincoln National Corp	405,074
1,700		Loews Corp	101,932

TIAA-CREF Mutual Funds - Growth and Income Fund

Shares			Value

2,000		MBIA, Inc	114,240
23,649		MetLife, Inc	847,817
11,400		Principal Financial Group	396,492
26,252		Prudential Financial, Inc	1,219,930
110,653		Safeco Corp	4,868,732
33,120		St. Paul Travelers Cos, Inc	1,342,685
5,500		Torchmark Corp	295,900
24,530		UnumProvident Corp	390,027
3,277		XL Capital Ltd (Class A)	247,282

		TOTAL INSURANCE CARRIERS	28,591,238

LEATHER AND LEATHER PRODUCTS - 0.32%
36,621	*	Coach, Inc	1,654,903

		TOTAL LEATHER AND LEATHER PRODUCTS	1,654,903

METAL MINING - 0.46%
8,400		Freeport-McMoRan Copper & Gold, Inc (Class A)	278,460
43,994	*	Inco Ltd	1,520,433
15,400		Newmont Mining Corp	596,904

		TOTAL METAL MINING	2,395,797

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.09%
4,300		Hasbro, Inc	81,700
21,205		Mattel, Inc	386,991

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	468,691

MISCELLANEOUS RETAIL - 0.66%
32,276	*	eBay, Inc	2,967,778
12,100	*	Office Depot, Inc	216,711
7,100		Tiffany & Co	261,635

		TOTAL MISCELLANEOUS RETAIL	3,446,124

MOTION PICTURES - 1.26%
226,905	*	Time Warner, Inc	3,988,990
101,967		Walt Disney Co	2,599,139

		TOTAL MOTION PICTURES	6,588,129

NONDEPOSITORY INSTITUTIONS - 3.70%
122,557		American Express Co	6,296,979
104,989		Fannie Mae	7,492,015
11,818		Freddie Mac	748,079
187,693		MBNA Corp	4,840,602

		TOTAL NONDEPOSITORY INSTITUTIONS	19,377,675

OIL AND GAS EXTRACTION - 0.76%
2,000		Anadarko Petroleum Corp	117,200
41,012		Apache Corp	1,786,073
31,964		Burlington Resources, Inc	1,156,458
5,000		Devon Energy Corp	330,000
6,000		Marathon Oil Corp	227,040
9,863		Unocal Corp	374,794

		TOTAL OIL AND GAS EXTRACTION	3,991,565

PAPER AND ALLIED PRODUCTS - 0.38%
23,834		International Paper Co	1,065,380
13,800		Kimberly-Clark Corp	909,144

		TOTAL PAPER AND ALLIED PRODUCTS	1,974,524

PERSONAL SERVICES - 0.01%
678		Cintas Corp	32,320

		TOTAL PERSONAL SERVICES	32,320

PETROLEUM AND COAL PRODUCTS - 4.87%
19,722		ChevronTexaco Corp	1,856,037
53,814		ConocoPhillips	4,105,470
387,803		ExxonMobil Corp	17,222,331
131,453		Lyondell Chemical Co	2,285,968

		TOTAL PETROLEUM AND COAL PRODUCTS	25,469,806

PRIMARY METAL INDUSTRIES - 0.03%
8,441	*	Andrew Corp	168,904

		TOTAL PRIMARY METAL INDUSTRIES	168,904

PRINTING AND PUBLISHING - 0.60%
13,109		Gannett Co, Inc	1,112,299
60,977		News Corp Ltd (Spon ADR)	2,004,924
2		Tribune Co	91

		TOTAL PRINTING AND PUBLISHING	3,117,314

RAILROAD TRANSPORTATION - 0.25%
17,961		Burlington Northern Santa Fe Corp	629,892
4,965		CSX Corp	162,703
5,900		Norfolk Southern Corp	156,468
5,760		Union Pacific Corp	342,432

		TOTAL RAILROAD TRANSPORTATION	1,291,495

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.03%
7,200		Tupperware Corp	139,896

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	139,896

TIAA-CREF Mutual Funds - Growth and Income Fund

Shares			Value

SECURITY AND COMMODITY BROKERS - 1.88%
5,074		Bear Stearns Cos, Inc	427,789
69,568		Charles Schwab Corp	668,548
5,000		Federated Investors, Inc (Class B)	151,700
6,300		Franklin Resources, Inc	315,504
23,910		Goldman Sachs Group, Inc	2,251,366
9,300		Janus Capital Group, Inc	153,357
17,975		Lehman Brothers Holdings, Inc	1,352,619
28,600		Merrill Lynch & Co, Inc	1,543,828
54,479		Morgan Stanley	2,874,857
1,976	*	Piper Jaffray Cos	89,374

		TOTAL SECURITY AND COMMODITY BROKERS	9,828,942

TOBACCO PRODUCTS - 1.39%
99,119		Altria Group, Inc	4,960,906
22,663		R.J. Reynolds Tobacco Holdings, Inc	1,531,792
21,153		UST, Inc	761,508

		TOTAL TOBACCO PRODUCTS	7,254,206

TRANSPORTATION BY AIR - 0.18%
2,565	*	AMR Corp	31,062
5,849	*	Continental Airlines, Inc (Class B)	66,503
41,611	*	Northwest Airlines Corp	462,714
23,109		Southwest Airlines Co	387,538

		TOTAL TRANSPORTATION BY AIR	947,817

TRANSPORTATION EQUIPMENT - 3.24%
58,775		Autoliv, Inc	2,480,305
41,114		Boeing Co	2,100,514
16,982		Delphi Corp	181,368
64,544		Ford Motor Co	1,010,114
9,575		General Dynamics Corp	950,798
20,458		General Motors Corp	953,138
2,000		Genuine Parts Co	79,360
1,800		Goodrich Corp	58,194
22,314		Lockheed Martin Corp	1,162,113
12,952		Northrop Grumman Corp	695,522
79,580		United Technologies Corp	7,279,978

		TOTAL TRANSPORTATION EQUIPMENT	16,951,404

TRUCKING AND WAREHOUSING - 1.16%
80,425		United Parcel Service, Inc (Class B)	6,045,547

		TOTAL TRUCKING AND WAREHOUSING	6,045,547

WATER TRANSPORTATION - 0.45%
54,234		Royal Caribbean Cruises Ltd	2,354,298

		TOTAL WATER TRANSPORTATION	2,354,298

WHOLESALE TRADE-DURABLE GOODS - 1.24%
116,317		Johnson & Johnson	6,478,857

		TOTAL WHOLESALE TRADE-DURABLE GOODS	6,478,857

WHOLESALE TRADE-NONDURABLE GOODS - 0.15%
5,470		AmerisourceBergen Corp	326,995
12,953		McKesson Corp	444,676

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	771,671

		TOTAL COMMON STOCK
		(Cost $502,188,037)	522,275,663

		TOTAL PORTFOLIO - 99.79%	522,279,299
		(Cost $502,190,966)
		OTHER ASSETS & LIABILITIES, NET - 0.21%	1,113,339

		NET ASSETS - 100.00%	$523,392,638

*	Non-income producing
b	In bankruptcy

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.  Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Mutual Funds - Equity Index Fund

TIAA-CREF MUTUAL FUNDS
STATEMENT  OF  INVESTMENTS (Unaudited)
EQUITY INDEX FUND
June 30, 2004

SHARE/PRINCIPAL			VALUE

CORPORATE BONDS - 0.00%
REAL ESTATE - 0.00%
$2,000	*	Brookfield Homes Corp 12.000%, 06/30/20	$2,065

		TOTAL REAL ESTATE	2,065

		TOTAL CORPORATE BONDS (Cost $1,650)	2,065

PREFERRED STOCKS - 0.00%
ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%
189	*	NiSource, Inc (Sails)	476

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	476

		TOTAL PREFERRED STOCKS (Cost $384)	476

COMMON STOCKS - 99.37%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
200		Alico, Inc	8,030
1,045		Delta & Pine Land Co	22,938

		TOTAL AGRICULTURAL PRODUCTION-CROPS	30,968

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.00%
10		Seaboard Corp	4,980

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	4,980

AMUSEMENT AND RECREATION SERVICES - 0.19%
1,525	*	Alliance Gaming Corp	26,169
734	*	Argosy Gaming Co	27,598
950	*	Aztar Corp	26,600
8,388	*	Caesars Entertainment, Inc	125,820
273		Churchill Downs, Inc	11,111
305		Dover Downs Gaming & Entertainment, Inc	3,431
151		Dover Motorsport, Inc	604
568	*	Gaylord Entertainment Co	17,830
3,363		Harrah’s Entertainment, Inc	181,938
879		International Speedway Corp (Class A)	42,755
543	*	Isle Of Capri Casinos, Inc	9,475
432	*	Lakes Entertainment, Inc	5,007
1,100		Magna Entertainment Corp (Class A)	6,490
1,000	*	MTR Gaming Group, Inc	10,950
570	*	Multimedia Games, Inc	15,287
901	*	Penn National Gaming, Inc	29,913
2,074	*	Six Flags, Inc	15,057
587		Speedway Motorsports, Inc	19,629
1,072		Station Casinos, Inc	51,885
886	*	WMS Industries, Inc	26,403
325		World Wrestling Federation Entertainment, Inc	4,144

		TOTAL AMUSEMENT AND RECREATION SERVICES	658,096

APPAREL AND ACCESSORY STORES - 0.62%
2,654		Abercrombie & Fitch Co (Class A)	102,843
1,561	*	Aeropostale, Inc	42,007
1,517	*	American Eagle Outfitters, Inc	43,856
1,968	*	AnnTaylor Stores Corp	57,033
165	*	Bebe Stores, Inc	3,300
100		Buckle, Inc	2,825
444		Burlington Coat Factory Warehouse Corp	8,569
269	*	Cache, Inc	3,634
792	*	Casual Male Retail Group, Inc	5,782
457		Cato Corp (Class A)	10,260
327	*	Charlotte Russe Holding, Inc	6,991
3,171	*	Charming Shoppes, Inc	28,317
2,511	*	Chico’s FAS, Inc	113,397
477	*	Children’s Place Retail Stores, Inc	11,219
933		Christopher & Banks Corp	16,523
2,312		Claire’s Stores, Inc	50,170
58		Deb Shops, Inc	1,395
618	*	Dress Barn, Inc	10,580
600	*	Finish Line, Inc (Class A)	18,102
4,196		Foot Locker, Inc	102,131
1,033	b *	Footstar, Inc	5,604
18,190		Gap, Inc	441,108
646	*	Genesco, Inc	15,265
216		Goody’s Family Clothing, Inc	2,240
510	*	Gymboree Corp	7,834
1,566	*	Hot Topic, Inc	32,087
455	*	Jo-Ann Stores, Inc	13,377
178	*	JOS A. Bank Clothiers, Inc	5,587
11,673		Limited Brands, Inc	218,285
100	*	Mothers Work, Inc	2,057

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

2,903		Nordstrom, Inc	123,697
333		Oshkosh B’gosh, Inc (Class A)	8,315
2,109	*	Pacific Sunwear Of California, Inc	41,273
1,721	*	Payless Shoesource, Inc	25,660
4,466		Ross Stores, Inc	119,510
98	*	Shoe Carnival, Inc	1,471
473	*	Stage Stores, Inc	17,813
646		Talbots, Inc	25,291
14,659		TJX Cos, Inc	353,868
963	*	Too, Inc	16,082
660	*	Urban Outfitters, Inc	40,201

		TOTAL APPAREL AND ACCESSORY STORES	2,155,559

APPAREL AND OTHER TEXTILE PRODUCTS - 0.19%
1,079	*	Collins & Aikman Corp	6,032
371	*	Columbia Sportswear Co	20,264
543	*	DHB Industries, Inc	8,243
420	*	Guess?, Inc	6,762
54	*	Hampshire Group Ltd	1,565
644	*	Hartmarx Corp	4,057
3,614		Jones Apparel Group, Inc	142,681
705		Kellwood Co	30,703
3,160		Liz Claiborne, Inc	113,697
1,403	*	Mohawk Industries, Inc	102,882
310		Oxford Industries, Inc	13,504
685		Phillips-Van Heusen Corp	13,186
1,221		Polo Ralph Lauren Corp	42,063
1,457	*	Quiksilver, Inc	34,691
2,513		VF Corp	122,383
900	*	Warnaco Group, Inc	19,143

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	681,856

AUTO REPAIR, SERVICES AND PARKING - 0.04%
262	*	Amerco, Inc	6,223
346		Central Parking Corp	6,467
891	*	Dollar Thrifty Automotive Group, Inc	24,449
659	*	Exide Technologies	13,477
730	*	Midas, Inc	12,702
109	*	Monro Muffler Brake, Inc	2,644
1,748		Ryder System, Inc	70,042

		TOTAL AUTO REPAIR, SERVICES AND PARKING	136,004

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.17%
1,705	*	Advance Auto Parts	75,327
109	*	America’s Car Mart, Inc	3,273
500	*	Asbury Automotive Group, Inc	7,500
5,222	*	Autonation, Inc	89,296
1,831	*	Autozone, Inc	146,663
3,064	*	Carmax, Inc	67,010
2,357	*	Copart, Inc	62,932
892	*	CSK Auto Corp	15,289
457	*	Group 1 Automotive, Inc	15,177
500		Lithia Motors, Inc (Class A)	12,390
328	*	MarineMax, Inc	9,407
1,228	*	O’Reilly Automotive, Inc	55,506
900		Sonic Automotive, Inc	19,935
505		United Auto Group, Inc	15,478
441	*	West Marine, Inc	11,841

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	607,024

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.02%
200		Building Materials Holding Corp	3,786
395	*	Central Garden & Pet Co	14,129
1,810		Fastenal Co	102,862
63,141		Home Depot, Inc	2,222,563
2,901		Louisiana-Pacific Corp	68,609
21,786		Lowe’s Cos	1,144,854

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,556,803

BUSINESS SERVICES - 7.08%
612	*	24/7 Real Media, Inc	3,433
11,799	*	3Com Corp	73,744
550		Aaron Rents, Inc	18,227
1,217		ABM Industries, Inc	23,695
942	*	ActivCard Corp	6,839
4,047	*	Activision, Inc	64,347
1,457	*	Actuate Corp	5,755
1,973		Acxiom Corp	48,990
862	*	Administaff, Inc	14,309
6,670		Adobe Systems, Inc	310,155
794	*	Advent Software, Inc	14,348
839		Advo, Inc	27,620
3,228	*	Affiliated Computer Services, Inc (Class A)	170,890
800	*	Agile Software Corp	7,000
3,320	*	Akamai Technologies, Inc	59,594
919	*	Alliance Data Systems Corp	38,828

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

585	*	Altiris, Inc	16,152
791	*	AMN Healthcare Services, Inc	12,094
174	*	Ansoft Corp	2,655
600	*	Ansys, Inc	28,200
705	*	Anteon International Corp	22,997
2,300	*	Aquantive, Inc	22,724
999	*	Arbitron, Inc	36,483
8,700	*	Ariba, Inc	17,226
1,200	*	Armor Holdings, Inc	40,800
1,837	*	Ascential Software Corp	29,374
798	*	Asiainfo Holdings, Inc	4,213
1,346	*	Ask Jeeves, Inc	52,534
2,443	*	Aspect Communications Corp	34,691
2,395	*	Aspen Technology, Inc	17,388
698	*	At Road, Inc	5,340
1,169	*	Autobytel, Inc	10,615
3,314		Autodesk, Inc	141,872
17,025		Automatic Data Processing, Inc	713,007
151	*	Bankrate, Inc	1,293
10,735	*	BEA Systems, Inc	88,242
3,607	*	Bisys Group, Inc	50,714
252	*	Blue Coat Systems, Inc	8,439
6,870	*	BMC Software, Inc	127,095
2,400	*	Borland Software Corp	20,376
479		Brady Corp (Class A)	22,082
1,480		Brink’s Co	50,690
8,166	*	Brocade Communications Systems, Inc	48,833
945	*	CACI International, Inc (Class A)	38,216
7,917	*	Cadence Design Systems, Inc	115,826
905	*	Captaris, Inc	5,846
570	*	Carreker Corp	5,711
1,041	*	Catalina Marketing Corp	19,040
694	*	CCC Information Services Group, Inc	11,652
462		CDI Corp	15,985
29,452		Cendant Corp	720,985
3,921	*	Ceridian Corp	88,223
931	*	Cerner Corp	41,504
1,658		Certegy, Inc	64,330
2,240	*	Checkfree Corp	67,200
2,463	*	ChoicePoint, Inc	112,461
2,018	*	Chordiant Software, Inc	9,202
1,170	*	Ciber, Inc	9,617
4,757	*	Citrix Systems, Inc	96,853
373	*	Clarus Corp	4,316
9,912	*	CMGI, Inc	19,328
3,399	*	CNET Networks, Inc	37,627
3,906	*	Cognizant Technology Solutions Corp	99,268
12,993		Computer Associates International, Inc	364,584
429	*	Computer Horizons Corp	1,712
167		Computer Programs & Systems, Inc	3,403
5,236	*	Computer Sciences Corp	243,107
11,171	*	Compuware Corp	73,729
515	*	Concord Communications, Inc	5,876
615	*	Concur Technologies, Inc	6,581
4,338	*	Convergys Corp	66,805
914	*	Corillian Corp	4,607
485	*	CoStar Group, Inc	22,276
565	*	Covansys Corp	5,836
1,733	*	CSG Systems International, Inc	35,873
274	*	Cyberguard Corp	2,236
769	*	Cybersource Corp	6,429
160	*	Datastream Systems, Inc	1,037
1,576		Deluxe Corp	68,556
704	*	Dendrite International, Inc	13,080
100	*	Digimarc Corp	1,335
988	*	Digital Insight Corp	20,481
898	*	Digital River, Inc	29,302
173	*	DigitalNet Holdings, Inc	3,517
3,627	*	DoubleClick, Inc	28,182
2,339	*	DST Systems, Inc	112,483
2,322	*	Dun & Bradstreet Corp	125,179
1,500	*	E.piphany, Inc	7,245
3,901	*	Earthlink, Inc	40,375
570	*	Echelon Corp	6,378
774	*	Eclipsys Corp	11,811
313	*	eCollege.com, Inc	5,008
352	*	Education Lending Group, Inc	6,248
1,052	*	eFunds Corp	18,410
154		Electro Rent Corp	1,612
8,080	*	Electronic Arts, Inc	440,764
13,061		Electronic Data Systems Corp	250,118
597	*	Embarcadero Technologies, Inc	7,379
6,422	*	Enterasys Networks, Inc	13,550
1,790	*	Entrust, Inc	8,055
1,073	*	Epicor Software Corp	15,076
350	*	EPIQ Systems, Inc	5,075

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

4,117		Equifax, Inc	101,896
273	*	Equinix, Inc	9,266
632	*	eSpeed, Inc (Class A)	11,155
2,903	*	Extreme Networks, Inc	16,025
900	*	F5 Networks, Inc	23,832
535		Factset Research Systems, Inc	25,289
1,966		Fair Isaac Corp	65,625
1,189	*	Filenet Corp	37,537
548	*	FindWhat.com	12,681
24,964		First Data Corp	1,111,397
5,363	*	Fiserv, Inc	208,567
994	*	Freemarkets, Inc	6,481
1,043	*	Getty Images, Inc	62,580
667		Gevity HR, Inc	17,469
4		Grey Global Group, Inc	3,940
242	*	Group 1 Software, Inc	5,554
545	*	GSI Commerce, Inc	5,248
1,584		GTECH Holdings Corp	73,355
1,141	*	Harris Interactive, Inc	7,668
339		Healthcare Services Group	5,187
472	*	Heidrick & Struggles International, Inc	14,009
1,902		Henry (Jack) & Associates, Inc	38,230
2,682	*	Homestore, Inc	10,701
280	*	Hudson Highland Group, Inc	8,585
1,421	*	Hyperion Solutions Corp	62,126
453	*	IDX Systems Corp	14,446
900	*	iGate Corp	3,582
1,081		Imation Corp	46,061
7,184		IMS Health, Inc	168,393
442	*	Infocrossing, Inc	5,967
1,584	*	Informatica Corp	12,086
899	*	Infospace, Inc	34,198
814	*	infoUSA, Inc	8,254
196	*	Innovative Solutions & Support, Inc	3,826
861	*	Interactive Data Corp	14,999
38	*	InterActiveCorp Wts 02/04/09	1,311
1,218	*	Intergraph Corp	31,497
1,072	*	Internet Capital Group, Inc	8,297
1,031	*	Internet Security Systems, Inc	15,816
77		Interpool, Inc	1,299
12,049	*	Interpublic Group Of Cos, Inc	165,433
199	*	Intersections, Inc	4,774
1,025	*	Interwoven, Inc	10,353
388	*	Intrado, Inc	6,243
5,307	*	Intuit, Inc	204,744
1,244	*	Ipass, Inc	13,174
295	*	iPayment, Inc	12,095
1,946	*	Iron Mountain, Inc	93,914
749	*	iVillage, Inc	4,756
844	*	JDA Software Group, Inc	11,115
14,925	*	Juniper Networks, Inc	366,707
440	*	Jupitermedia Corp	6,230
1,789	*	Keane, Inc	24,491
567		Kelly Services, Inc (Class A)	16,897
700	*	Keynote Systems, Inc	9,625
719	*	Kforce, Inc	6,787
889	*	KFX ,Inc	6,774
346	*	Kinetic Concepts, Inc	17,265
983	*	Korn/Ferry International	19,041
943	*	Kroll, Inc	34,778
1,074	*	Kronos, Inc	44,249
1,234	*	Labor Ready, Inc	19,127
2,180	*	Lamar Advertising Co	94,503
1,500	*	Lawson Software, Inc	10,620
1,312	*	Lionbridge Technologies	10,037
3,200	*	Looksmart Ltd	6,944
1,970	*	Macromedia, Inc	48,364
1,186	*	Macrovision Corp	29,686
693	*	Magma Design Automation, Inc	13,326
840	*	Manhattan Associates, Inc	25,939
2,454		Manpower, Inc	124,590
498	*	Mantech International Corp (Class A)	9,347
3,554	*	Manugistics Group, Inc	11,622
670	*	MAPICS, Inc	7,075
569	*	Mapinfo Corp	6,031
541	*	Marimba, Inc	4,398
160	*	Marketwatch.com, Inc	1,877
1,155	*	Matrixone, Inc	7,981
134		McGrath RentCorp	4,951
106	*	Medical Staffing Network Holdings, Inc	683
148	*	MedQuist, Inc	1,695
200	*	Memberworks, Inc	5,924
2,342	*	Mentor Graphics Corp	36,231
2,409	*	Mercury Interactive Corp	120,040
2,358	*	Micromuse, Inc	15,775
258,416		Microsoft Corp	7,380,361

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

300	*	MicroStrategy, Inc	12,810
1,053	*	Midway Games, Inc	12,131
2,508	*	Mindspeed Technologies, Inc	12,440
2,904	*	Monster Worldwide, Inc	74,691
3,085	*	MPS Group, Inc	37,390
704	*	MRO Software, Inc	9,581
649	*	MSC.Software Corp	5,809
1,411		National Instruments Corp	43,247
103	*	National Processing, Inc	2,961
645	*	NCO Group, Inc	17,215
2,599	*	NCR Corp	128,884
1,028		NDCHealth Corp	23,850
200	*	Neoforma, Inc	2,428
687	*	Netegrity, Inc	5,812
1,440	*	NETIQ Corp	19,008
271	*	Netratings, Inc	4,415
668	*	Netscout Systems, Inc	4,402
4,591	*	Network Associates, Inc	83,235
608	*	Network Equipment Technologies, Inc	4,961
1,600	*	NIC, Inc	11,472
10,882	*	Novell, Inc	91,300
241	*	Nuance Communications, Inc	1,099
300	*	NYFIX, Inc	1,467
5,423		Omnicom Group, Inc	411,551
335	*	Open Solutions, Inc	8,368
100	*	Opnet Technologies, Inc	1,310
1,284	*	Opsware, Inc	10,169
106,368	*	Oracle Corp	1,268,970
800	*	Packeteer, Inc	12,920
277	*	PalmSource, Inc	4,748
7,896	*	Parametric Technology Corp	39,480
700	*	PC-Tel, Inc	8,260
388	*	PDF Solutions, Inc	3,286
237	*	PDI, Inc	7,188
93	*	PEC Solutions, Inc	1,109
666	*	Pegasus Solutions, Inc	8,745
9,679	*	Peoplesoft, Inc	179,062
2,293	*	Perot Systems Corp (Class A)	30,428
645	*	Pixar	44,834
647	*	PLATO Learning, Inc	6,412
669	*	Portal Software, Inc	2,428
300	*	Portfolio Recovery Associates, Inc	8,271
617	*	Progress Software Corp	13,370
169	*	Proxymed, Inc	2,849
361		QAD, Inc	3,830
88	*	Quality Systems, Inc	4,320
1,385	*	Quest Software, Inc	17,867
690	*	R.H. Donnelley Corp	30,181
457	*	Radiant Systems, Inc	2,143
438	*	Radisys Corp	8,134
2,043	*	RealNetworks, Inc	13,974
4,558	*	Red Hat, Inc	104,697
879	*	Redback Networks, Inc	5,634
200		Renaissance Learning, Inc	4,484
2,010	*	Rent-A-Center, Inc	60,159
663	*	Rent-Way, Inc	5,967
1,714	*	Retek, Inc	10,524
891	*	Rewards Network, Inc	8,019
1,943		Reynolds & Reynolds Co (Class A)	44,942
4,404		Robert Half International, Inc	131,107
646		Rollins, Inc	14,864
296	*	Roxio, Inc	1,453
1,254	*	RSA Security, Inc	25,669
2,656	*	S1 Corp	26,401
669	*	SafeNet, Inc	18,518
1,800	*	Sapient Corp	10,818
3,235	*	Scansoft, Inc	16,013
858	*	Secure Computing Corp	9,996
1,856	*	Seebeyond Technology Corp	6,997
849	*	Serena Software, Inc	16,207
141	*	SI International, Inc	2,875
12,130	*	Siebel Systems, Inc	129,548
1,640	*	Sitel Corp	6,921
327	*	SM&A	2,829
106	*	SoftBrands, Inc	130
500	*	Sohu.com, Inc	9,940
2,500	*	SonicWALL, Inc	21,500
1,568	*	Sotheby’s Holdings, Inc (Class A)	25,025
311	*	Source Interlink Cos, Inc	3,458
2,006	*	Spherion Corp	20,341
330	*	SPSS, Inc	5,930
228	*	SRA International, Inc (Class A)	9,649
450		SS&C Technologies, Inc	8,415
227		Startek, Inc	8,127
472	*	Stellent, Inc	4,031
186	*	Stratasys, Inc	4,605

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

95,041	*	Sun Microsystems, Inc	412,478
8,363	*	SunGard Data Systems, Inc	217,438
1,022	*	SupportSoft, Inc	8,871
2,587	*	Sybase, Inc	46,566
984	*	Sykes Enterprises, Inc	7,439
8,862	*	Symantec Corp	387,978
4,066	*	Synopsys, Inc	115,596
323	*	Synplicity, Inc	1,938
77		Syntel, Inc	1,274
1,337	*	Take-Two Interactive Software, Inc	40,966
364		Talx Corp	8,893
1,044	*	TeleTech Holdings, Inc	9,156
341	*	TheStreet.com, Inc	1,269
1,250	*	THQ, Inc	28,625
3,305	*	TIBCO Software, Inc	27,927
376	*	Tier Technologies, Inc (Class B)	3,662
2,639	*	Titan Corp	34,254
1,127		Total System Services, Inc	24,681
466	*	TradeStation Group, Inc	3,351
1,323	*	Transaction Systems Architects, Inc (Class A)	28,484
1,400	*	Trizetto Group, Inc	9,380
1,343	*	Tumbleweed Communications Corp	5,721
1,740	*	Tyler Technologies, Inc	16,460
431	*	Ultimate Software Group, Inc	4,353
9,103	*	Unisys Corp	126,350
1,499	*	United Online, Inc	26,397
1,685	*	United Rentals, Inc	30,145
775	*	Universal Compression Holdings, Inc	23,777
2,227	*	Valueclick, Inc	26,679
223	*	Verint Systems, Inc	7,631
5,934	*	VeriSign, Inc	118,087
11,951	*	Veritas Software Corp	331,043
522	*	Verity, Inc	7,052
2,631	*	Viad Corp	71,063
6,873	*	Vignette Corp	11,409
488	*	VitalWorks, Inc	1,688
493	*	Vitria Technology, Inc	1,514
131	*	Volt Information Sciences, Inc	4,128
882	*	WatchGuard Technologies, Inc	6,368
713	*	WebEx Communications, Inc	15,515
9,256	*	WebMD Corp	86,266
1,434	*	webMethods, Inc	12,289
600	*	Websense, Inc	22,338
2,547	*	Westwood One, Inc	60,619
2,000	*	Wind River Systems, Inc	23,520
578	*	Witness Systems, Inc	7,023
31,710	*	Yahoo!, Inc	1,152,024
587	*	Zix Corp	4,661

		TOTAL BUSINESS SERVICES	24,746,364

CHEMICALS AND ALLIED PRODUCTS - 11.00%
43,926		Abbott Laboratories	1,790,424
2,736	*	Abgenix, Inc	32,066
400	*	Able Laboratories, Inc	8,224
358		Aceto Corp	6,301
1,486	*	Adolor Corp	18,842
6,401		Air Products & Chemicals, Inc	335,732
646	*	Albany Molecular Research, Inc	8,353
948		Albemarle Corp	30,004
1,891		Alberto-Culver Co	94,815
618	*	Alexion Pharmaceuticals, Inc	11,495
2,524	*	Alkermes, Inc	34,326
3,766		Allergan, Inc	337,132
1,204		Alpharma, Inc (Class A)	24,658
600	*	American Pharmaceutical Partners, Inc	18,228
36,139	*	Amgen, Inc	1,972,105
2,692	*	Amylin Pharmaceuticals, Inc	61,378
2,368	*	Andrx Corp	66,138
200	*	Aphton Corp	800
530		Arch Chemicals, Inc	15,275
499	*	Arena Pharmaceuticals, Inc	2,725
672	*	Array Biopharma, Inc	5,342
941	*	Atherogenics, Inc	17,907
680	*	Atrix Laboratories, Inc	23,310
1,624	*	Avant Immunotherapeutics, Inc	4,320
3,156		Avery Dennison Corp	202,016
13,338		Avon Products, Inc	615,415
2,065	*	Barr Pharmaceuticals, Inc	69,591
345	*	Benthley Pharmaceuticals, Inc	4,740
461	*	BioCryst Pharmaceuticals, Inc	3,181
546	*	Bioenvision, Inc	4,783
9,273	*	Biogen Idec, Inc	586,517
1,702	*	BioMarin Pharmaceutical, Inc	10,212
300	*	Biopure Corp	210
365	*	Biosite, Inc	16,396
440	*	Bone Care International, Inc	10,305

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

400	*	Bradley Pharmaceuticals, Inc	11,160
54,761		Bristol-Myers Squibb Co	1,341,645
1,871		Cabot Corp	76,150
828		Calgon Carbon Corp	5,548
463		Cambrex Corp	11,681
465	*	CancerVax Corp	3,539
922	*	Cell Genesys, Inc	9,580
1,418	*	Cell Therapeutics, Inc	10,451
1,633	*	Cephalon, Inc	88,182
1,554	*	Charles River Laboratories International, Inc	75,944
380	*	Chattem, Inc	10,971
2,682	*	Chiron Corp	119,724
1,146		Church & Dwight Co, Inc	52,464
385	*	Cima Labs, Inc	12,986
4,493		Clorox Co	241,634
14,986		Colgate-Palmolive Co	875,932
206	*	Collagenex Pharmaceuticals, Inc	1,941
900	*	Connetics Corp	18,180
1,568	*	Corixa Corp	7,323
3,135		Crompton Corp	19,751
1,133	*	Cubist Pharmaceuticals, Inc	12,576
1,167	*	Curis, Inc	5,158
827	*	Cypress Bioscience, Inc	11,355
1,142		Cytec Industries, Inc	51,904
437	*	Cytogen Corp	6,948
213	*	Cytokinetics, Inc	3,163
1,100	*	Dade Behring Holdings, Inc	52,272
110	*	DEL Laboratories, Inc	3,420
1,627	*	Dendreon Corp	19,931
584		Diagnostic Products Corp	25,661
395	*	Digene Corp	14,429
1,316	*	Discovery Laboratories, Inc	12,620
279	*	Dov Pharmaceutical, Inc	3,895
26,410		Dow Chemical Co	1,074,887
28,171		Du Pont (E.I.) de Nemours & Co	1,251,356
855	*	Durect Corp	2,984
422	*	Dusa Pharmaceuticals, Inc	4,009
2,181		Eastman Chemical Co	100,828
5,632		Ecolab, Inc	178,534
562	*	Elizabeth Arden, Inc	11,824
1,500	*	Encysive Pharmaceuticals, Inc	12,750
1,167	*	Enzon, Inc	14,891
868	*	Eon Labs, Inc	35,527
642	*	EPIX Medical, Inc	13,546
3,038		Estee Lauder Cos (Class A)	148,194
192	*	Eyetech Pharmaceuticals, Inc	8,241
943		Ferro Corp	25,159
739	*	First Horizon Pharmaceutical	13,967
1,078	*	FMC Corp	46,473
10,055	*	Forest Laboratories, Inc	569,415
1,477	*	Genaera Corp	6,203
2,478	*	Genelabs Technologies	5,724
12,164	*	Genentech, Inc	683,617
1,261	*	Genta, Inc	3,153
5,992	*	Genzyme Corp	283,601
717		Georgia Gulf Corp	25,712
1,270	*	Geron Corp	10,274
6,159	*	Gilead Sciences, Inc	412,653
28,261		Gillette Co	1,198,266
1,259		Great Lakes Chemical Corp	34,069
587	*	Guilford Pharmaceuticals, Inc	2,788
790		H.B. Fuller Co	22,436
118	*	Hi-Tech Pharmacal Co, Inc	1,928
181	*	Hollis-Eden Pharmaceuticals	2,181
4,606	*	Hospira, Inc	127,126
3,724	*	Human Genome Sciences, Inc	43,310
1,608	*	ICOS Corp	47,983
938	*	Idexx Laboratories, Inc	59,038
1,100	*	Ilex Oncology, Inc	27,489
3,476	*	IMC Global, Inc	46,578
1,739	*	ImClone Systems, Inc	149,189
514	*	Immucor, Inc	16,731
1,000	*	Immunogen, Inc	6,110
2,000	*	Immunomedics, Inc	9,740
1,370	*	Impax Laboratories, Inc	26,551
1,165	*	Indevus Pharmaceuticals, Inc	7,165
1,371	*	Inkine Pharmaceutical Co	5,306
800	*	Inspire Pharmaceuticals, Inc	13,376
143		Inter Parfums, Inc	2,982
672	*	InterMune, Inc	10,362
2,070		International Flavors & Fragrances, Inc	77,418
334	*	Inverness Medical Innovations, Inc	7,315
1,520	*	Invitrogen Corp	109,425
2,316	*	Isis Pharmaceuticals, Inc	13,294
623	*	Isolagen, Inc	6,404
3,922	*	IVAX Corp	94,089

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

7,196	*	King Pharmaceuticals, Inc	82,394
280	*	Kos Pharmaceuticals, Inc	9,232
41		Kronos Worldwide, Inc	1,421
1,171	*	KV Pharmaceutical Co (Class A)	27,038
158	*	Lannett Co, Inc	2,373
2,081	*	Ligand Pharmaceuticals, Inc (Class B)	36,168
27,453		Lilly (Eli) & Co	1,919,239
758		MacDermid, Inc	25,658
400		Mannatech, Inc	3,840
900	*	Martek Biosciences Corp	50,553
2,600	*	Medarex, Inc	18,954
1,220	*	Medicines Co	37,222
1,614		Medicis Pharmaceutical Corp (Class A)	64,479
7,427	*	MedImmune, Inc	173,792
62,583		Merck & Co, Inc	2,972,693
264		Meridian Bioscience, Inc	2,925
2,000	*	MGI Pharma, Inc	54,020
2,357	*	Millennium Chemicals, Inc	40,823
8,169	*	Millennium Pharmaceuticals, Inc	112,732
579		Minerals Technologies, Inc	33,582
7,970		Mylan Laboratories, Inc	161,393
393	*	Myogen, Inc	3,050
1,400	*	Nabi Biopharmaceuticals	19,908
152		Nature’s Sunshine Products, Inc	2,164
1,623	*	NBTY, Inc	47,700
1,500	*	Nektar Therapeutics	29,940
374	*	Neose Technologies, Inc	3,115
1,057	*	Neurocrine Biosciences, Inc	54,805
703	*	Neurogen Corp	5,258
600	*	NewMarket Corp	12,882
82		NL Industries, Inc	1,189
536	*	Northfield Laboratories, Inc	7,643
885	*	Noven Pharmaceuticals, Inc	19,488
1,049	*	NPS Pharmaceuticals, Inc	22,029
222	*	Nutraceutical International Corp	4,731
798	*	Nuvelo, Inc	7,677
145		Octel Corp	3,818
1,442		Olin Corp	25,408
990	*	OM Group, Inc	32,680
1,924	*	Omnova Solutions, Inc	11,736
939	*	Onyx Pharmaceuticals, Inc	39,776
970	*	OraSure Technologies, Inc	9,438
1,200	*	OSI Pharmaceuticals, Inc	84,528
1,000	*	Pain Therapeutics, Inc	8,060
1,123	*	Palatin Technologies, Inc	4,728
1,215	*	Par Pharmaceutical Cos, Inc	42,780
700	*	Penwest Pharmaceuticals Co	8,967
3,541	*	Peregrine Pharmaceuticals, Inc	5,205
214,905		Pfizer, Inc	7,366,943
552	*	Pharmacyclics, Inc	5,614
528		PolyMedica Corp	16,389
3,378	*	PolyOne Corp	25,132
607	*	Pozen, Inc	4,152
4,832		PPG Industries, Inc	301,952
1,238	*	Praecis Pharmaceuticals, Inc	4,704
8,974		Praxair, Inc	358,152
72,398		Procter & Gamble Co	3,941,347
216	*	Progenics Pharmaceuticals	3,637
2,680	*	Protein Design Labs, Inc	51,268
200		Quaker Chemical Corp	5,524
1,051	*	Quidel Corp	6,190
4,110	*	Revlon, Inc (Class A)	12,125
4,507		Rohm & Haas Co	187,401
3,267		RPM International, Inc	49,658
676	*	Salix Pharmaceuticals Ltd	22,274
195	*	Santarus, Inc	2,876
41,453		Schering-Plough Corp	766,051
1,009	*	Sciclone Pharmaceuticals, Inc	5,156
768	*	Scotts Co (Class A)	49,060
2,410	*	Sepracor, Inc	127,489
919	*	Serologicals Corp	18,371
3,359		Sherwin-Williams Co	139,566
1,964		Sigma-Aldrich Corp	117,074
385	*	Sirna Therapeutics, Inc	1,132
1,515	b *	Solutia, Inc	348
122		Stepan Co	3,190
1,247	*	SuperGen, Inc	8,043
375	*	SurModics, Inc	9,240
603	*	Tanox, Inc	11,499
644	*	Third Wave Technologies, Inc	2,892
700	*	United Therapeutics Corp	17,955
238	*	USANA Health Sciences, Inc	7,397
2,541		USEC, Inc	22,285
1,995		Valeant Pharmaceuticals International	39,900
1,536		Valspar Corp	77,399
664	*	Vaxgen, Inc	9,402

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

844	*	VCA Antech, Inc	37,828
1,886	*	Vertex Pharmaceuticals, Inc	20,444
1,400	*	Vicuron Pharmaceuticals, Inc	17,584
1,559	*	Vion Pharmaceuticals, Inc	6,485
3,109	*	Watson Pharmaceuticals, Inc	83,632
928		Wellman, Inc	7,545
248		West Pharmaceutical Services, Inc	10,490
896	*	WR Grace & Co	5,555
37,556		Wyeth	1,358,025
1,277	*	Zila, Inc	6,270
500	*	Zymogenetics, Inc	9,500

		TOTAL CHEMICALS AND ALLIED PRODUCTS	38,484,934

COAL MINING - 0.07%
1,220		Arch Coal, Inc	44,640
2,040		Consol Energy, Inc	73,440
1,660		Massey Energy Co	46,829
1,484		Peabody Energy Corp	83,089

		TOTAL COAL MINING	247,998

COMMUNICATIONS - 5.02%
200	*	Acme Communication, Inc	1,380
333	*	AirGate PCS, Inc	6,094
867	*	Airspan Networks, Inc	4,803
1,791	*	Alamosa Holdings, Inc	13,164
8,631		Alltel Corp	436,901
6,125	*	American Tower Corp (Class A)	93,100
499	*	Arch Wireless, Inc	14,217
22,359		AT&T Corp	327,112
64,648	*	AT&T Wireless Services, Inc	925,759
12,162	*	Avaya, Inc	192,038
81	*	Beasley Broadcast Group, Inc (Class A)	1,212
51,662		BellSouth Corp	1,354,578
400	*	Boston Communications Group	4,100
4,849	*	Cablevision Systems Corp (Class A)	95,283
100	*	Centennial Communications Corp	715
4,197		CenturyTel, Inc	126,078
7,200	*	Charter Communications, Inc (Class A)	28,224
6,901	*	Cincinnati Bell, Inc	30,640
338	*	Citadel Broadcasting Corp	4,925
15,130		Clear Channel Communications, Inc	559,054
48,531	*	Comcast Corp (Class A)	1,360,324
12,653	*	Comcast Corp (Special Class A)	349,349
582	*	Commonwealth Telephone Enterprises, Inc	26,056
6,338	*	Cox Communications, Inc (Class A)	176,133
864	*	Cox Radio, Inc (Class A)	15,016
4,259	*	Crown Castle International Corp	62,820
240	*	Crown Media Holdings, Inc (Class A)	2,045
470		CT Communications, Inc	7,074
1,076	*	Cumulus Media, Inc (Class A)	18,088
346		D&E Communications, Inc	4,643
19,094	*	DIRECTV Group, Inc	326,507
3,100	*	Dobson Communications Corp (Class A)	10,106
6,602	*	EchoStar Communications Corp (Class A)	203,012
1,572	*	Emmis Communications Corp (Class A)	32,981
1,079	*	Entercom Communications Corp	40,247
1,058	*	Entravision Communications Corp (Class A)	8,125
168	*	Fisher Communications, Inc	8,455
3,132	*	Foundry Networks, Inc	44,067
4,663	*	Fox Entertainment Group, Inc (Class A)	124,502
1,242	*	General Communication, Inc (Class A)	9,861
882		Global Payments, Inc	39,708
336		Golden Telecom, Inc	9,455
1,071		Gray Television, Inc	14,876
981		Hearst-Argyle Television, Inc	25,290
1,406	*	IDT Corp	25,350
75	*	IDT Corp (Class B)	1,383
600	*	Infonet Services Corp (Class B)	1,050
1,193	*	Insight Communications Co, Inc	11,047
10,052	*	InterActiveCorp	302,967
6,659	*	Internap Network Services Corp	8,057
446	*	j2 Global Communications, Inc	12,399
15,308	*	Level 3 Communications, Inc	54,343
361		Liberty Corp	16,949
3,944	*	Liberty Media International, Inc	146,322
717	*	Lin TV Corp (Class A)	15,200
281	*	Lodgenet Entertainment Corp	4,637
118,797	*	Lucent Technologies, Inc	449,053
215	*	Mastec, Inc	1,167
1,695	*	Mediacom Communications Corp	13,255
218	*	Metro One Telecommunications, Inc	320
154	*	Metrocall Holdings, Inc	10,318
666	*	Net2Phone, Inc	3,017
284	*	Nexstar Broadcasting Group, Inc	3,118
28,248	*	Nextel Communications, Inc (Class A)	753,092
3,452	*	Nextel Partners, Inc (Class A)	54,956

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

1,604	*	NII Holdings, Inc (Class B)	54,039
356		North Pittsburgh Systems, Inc	7,138
519	*	Novatel Wireless, Inc	13,754
2,228	*	NTL, Inc	128,377
660	*	PanAmSat Corp	15,325
1,277	*	Paxson Communications Corp	4,150
84	*	Pegasus Communications Corp	2,055
1,221	*	Price Communications Corp	18,022
2,085	*	Primus Telecommunications Group	10,592
2,646	*	PTEK Holdings, Inc	30,508
40,227	*	Qwest Communications International, Inc	144,415
732	*	Radio One, Inc (Class A)	11,793
1,864	*	Radio One, Inc (Class D)	29,843
255	b*	RCN Corp	33
1,600	*	Regent Communications, Inc	9,904
461	*	Saga Communications, Inc (Class A)	8,413
270	*	Salem Communications Corp (Class A)	7,325
93,275		SBC Communications, Inc	2,261,919
288		Shenandoah Telecom Co	7,776
1,294		Sinclair Broadcast Group, Inc (Class A)	13,289
1,300	*	Spanish Broadcasting System, Inc (Class A)	12,103
1,101	*	Spectrasite, Inc	47,585
39,158		Sprint Corp (FON Group)	689,181
581		SureWest Communications	18,360
1,014	*	Talk America Holdings, Inc	7,777
1,415		Telephone & Data Systems, Inc	100,748
8,454	*	Terremark Worldwide, Inc	7,186
1,074	*	Time Warner Telecom, Inc (Class A)	4,500
1,200	*	Tivo, Inc	8,508
591	*	Triton PCS Holdings, Inc (Class A)	2,577
403	*	U.S. Cellular Corp	15,536
1,981	*	Ubiquitel, Inc	8,360
9,785	*	UnitedGlobalcom, Inc (Class A)	71,039
5,944	*	Univision Communications, Inc (Class A)	189,792
78,022		Verizon Communications, Inc	2,823,616
43,136		Viacom, Inc (Class B)	1,540,818
144		Warwick Valley Telephone Co	3,060
535	*	West Corp	13,990
2,134	*	Western Wireless Corp (Class A)	61,694
1,100	*	Wireless Facilities, Inc	10,813
4,177	*	XM Satellite Radio Holdings, Inc	113,990
455	*	Young Broadcasting, Inc (Class A)	5,983

		TOTAL COMMUNICATIONS	17,562,003

DEPOSITORY INSTITUTIONS - 10.05%
187		1st Source Corp	4,671
135		ABC Bancorp	2,746
254	*	ACE Cash Express, Inc	6,525
183	*	AmericanWest Bancorp	3,518
9,922		AmSouth Bancorp	252,713
495		Anchor Bancorp Wisconsin, Inc	13,088
131		Arrow Financial Corp	3,989
3,090		Associated Banc-Corp	91,557
2,354		Astoria Financial Corp	86,109
53		Bancfirst Corp	3,167
2,175		Bancorpsouth, Inc	49,003
1,100		Bank Mutual Corp	11,990
57,420		Bank Of America Corp	4,858,880
378		Bank Of Granite Corp	7,904
1,902		Bank Of Hawaii Corp	86,008
21,899		Bank Of New York Co, Inc	645,583
800		Bank Of The Ozarks, Inc	18,640
31,597		Bank One Corp	1,611,447
1,300		BankAtlantic Bancorp, Inc (Class A)	23,985
5,006		Banknorth Group, Inc	162,595
1,000	*	BankUnited Financial Corp (Class A)	25,800
400		Banner Corp	11,624
15,622		BB&T Corp	577,545
145		Berkshire Hills Bancorp, Inc	5,380
605	*	BOK Financial Corp	23,758
878		Boston Private Financial Holdings, Inc	20,334
300		Bryn Mawr Bank Corp	6,825
131		BSB Bancorp, Inc	4,657
202		Camco Financial Corp	2,828
110		Camden National Corp	3,638
321		Capital City Bank Group, Inc	12,708
133		Capital Corp of the West	5,166
60	*	Capital Crossing Bank	3,350
610		Capitol Federal Financial	18,239
337		Cascade Bancorp	6,228
713		Cathay General Bancorp	47,557
137		Cavalry Bancorp, Inc	2,189
49		CB Bancshares, Inc	4,613
212		Center Bancorp, Inc	2,372
122	*	Central Coast Bancorp	2,234
264		Central Pacific Financial Corp	7,260

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

200		Century Bancorp, Inc (Class A)	6,578
175		CFS Bancorp, Inc	2,319
154		Charter Financial Corp	5,236
6,443		Charter One Financial, Inc	284,716
623		Chemical Financial Corp	22,982
1,176		Chittenden Corp	41,336
145,648		Citigroup, Inc	6,772,632
1,342		Citizens Banking Corp	41,669
523		Citizens First Bancorp, Inc	12,453
400		City Bank	12,808
463		City Holding Co	14,622
1,446		City National Corp	95,002
133		Coastal Financial Corp	1,990
150		CoBiz, Inc	2,075
3,966		Colonial Bancgroup, Inc	72,062
179		Columbia Bancorp	5,230
530		Columbia Banking System, Inc	11,766
4,847		Comerica, Inc	266,003
1,974		Commerce Bancorp, Inc	108,590
1,640		Commerce Bancshares, Inc	75,389
113		Commercial Bankshares, Inc	3,002
1,023	*	Commercial Capital Bancorp, Inc	17,770
1,528		Commercial Federal Corp	41,409
910		Community Bank System, Inc	20,739
396		Community Trust Bancorp, Inc	12,078
3,448		Compass Bancshares, Inc	148,264
470		Corus Bankshares, Inc	19,322
1,588		Cullen/Frost Bankers, Inc	71,063
1,014		CVB Financial Corp	22,089
759		Dime Community Bancshares	13,267
732		Downey Financial Corp	38,979
1,506		East West Bancorp, Inc	46,234
130		Eastern Virginia Bankshares, Inc	2,558
195	*	Euronet Worldwide, Inc	4,510
112		Farmers Capital Bank Corp	4,004
110		FFLC Bancorp, Inc	2,768
500		Fidelity Bankshares, Inc	17,725
13,530		Fifth Third Bancorp	727,643
500		Financial Institutions, Inc	12,350
300		First Bancorp (North Carolina)	10,029
1,032		First Bancorp (Puerto Rico)	42,054
141		First Busey Corp (Class A)	4,123
859		First Charter Corp	18,718
140		First Citizens Bancshares, Inc (Class A)	17,080
1,674		First Commonwealth Financial Corp	21,712
332		First Community Bancorp	12,762
243		First Community Bancshares, Inc	8,144
658		First Federal Capital Corp	18,312
973		First Financial Bancorp	17,242
465		First Financial Bankshares, Inc	19,497
446		First Financial Corp (Indiana)	14,227
450		First Financial Holdings, Inc	12,965
3,492		First Horizon National Corp	158,781
380		First Merchants Corp	9,864
1,305		First Midwest Bancorp, Inc	45,949
1,260		First National Bankshares of Florida, Inc	23,891
237		First Oak Brook Bancshares, Inc	7,181
200		First Of Long Island Corp	9,236
340		First Republic Bank	14,647
750		First Sentinel Bancorp, Inc	15,413
200		First State Bancorp	6,144
669	*	FirstFed Financial Corp	27,830
2,164		FirstMerit Corp	57,065
176		Flag Financial Corp	2,274
900		Flagstar Bancorp, Inc	17,892
600		Flushing Financial Corp	10,590
1,224		FNB Corp	24,986
179		FNB Corp (Virginia)	5,159
416		Frontier Financial Corp	14,535
3,433		Fulton Financial Corp	69,175
150		GB&T Bancshares, Inc	3,585
811		Glacier Bancorp, Inc	22,846
1,000		Gold Banc Corp, Inc	15,500
3,503		Golden West Financial Corp	372,544
250		Great Southern Bancorp, Inc	7,313
3,303		Greenpoint Financial Corp	131,129
766		Hancock Holding Co	22,260
517		Hanmi Financial Corp	15,252
748		Harbor Florida Bancshares, Inc	20,577
701		Harleysville National Corp	17,946
450		Heartland Financial U.S.A., Inc	8,258
145		Heritage Financial Corp	2,704
4,370		Hibernia Corp (Class A)	106,191
2,074		Hudson City Bancorp, Inc	69,355
876		Hudson River Bancorp, Inc	14,953
1,309		Hudson United Bancorp	48,800

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

671		Humboldt Bancorp	14,031
6,461		Huntington Bancshares, Inc	147,957
183		IberiaBank Corp	10,830
283		Independent Bank Corp (Massachusetts)	8,193
449		Independent Bank Corp (Michigan)	11,405
1,708		IndyMac Bancorp, Inc	53,973
667		Integra Bank Corp	14,694
466	*	Intercept, Inc	7,633
217		Interchange Financial Services Corp	5,399
943		International Bancshares Corp	38,239
441		Irwin Financial Corp	11,642
126	*	Itla Capital Corp	5,112
58,539		J.P. Morgan Chase & Co	2,269,557
11,534		KeyCorp	344,751
556		Lakeland Bancorp, Inc	8,974
69		Lakeland Financial Corp	2,312
115		LSB Bancshares, Inc	1,857
1,933		M & T Bank Corp	168,751
236		Macatawa Bank Corp	6,488
795		MAF Bancorp, Inc	33,931
400		Main Street Banks, Inc	11,240
280		MainSource Financial Group, Inc	5,703
6,256		Marshall & Ilsley Corp	244,547
443		MB Financial, Inc	16,307
600		MBT Financial Corp	10,932
11,784		Mellon Financial Corp	345,625
135		Mercantile Bank Corp	4,921
2,225		Mercantile Bankshares Corp	104,175
584		Mid-State Bancshares	13,730
427		Midwest Banc Holdings, Inc	9,522
119		MutualFirst Financial, Inc	2,574
800		Nara Bancorp, Inc	13,704
200		NASB Financial, Inc	8,442
15,381		National City Corp	538,489
5,925		National Commerce Financial Corp	192,563
582		National Penn Bancshares, Inc	17,331
194		NBC Capital Corp	5,236
1,016		NBT Bancorp, Inc	22,697
1,289		NetBank, Inc	14,089
6,833		New York Community Bancorp, Inc	134,132
1,330	*	NewAlliance Bancshares, Inc	18,567
4,880		North Fork Bancorp, Inc	185,684
5,385		Northern Trust Corp	227,678
255		Northwest Bancorp, Inc	5,840
88		Oak Hill Financial, Inc	2,772
375		OceanFirst Financial Corp	8,981
1,743	*	Ocwen Financial Corp	20,986
2,137		Old National Bancorp	53,065
127		Old Second Bancorp, Inc	6,699
333		Omega Financial Corp	11,465
189		PAB Bankshares, Inc	2,294
1,362		Pacific Capital Bancorp	38,313
366		Park National Corp	46,742
300		Partners Trust Financial Group, Inc	5,880
200		Peapack Gladstone Financial Corp	6,424
68		Pennfed Financial Services, Inc	2,312
213		Pennrock Financial Services Corp	6,445
322		Peoples Bancorp, Inc	8,571
1,197		People’s Bank	37,287
150		Peoples Holding Co	5,184
408		PFF Bancorp, Inc	15,194
7,966		PNC Financial Services Group, Inc	422,835
443		Provident Bancorp, Inc	5,050
780		Provident Bankshares Corp	22,495
1,277		Provident Financial Group, Inc	50,390
139		Provident Financial Holdings	3,287
1,300		Provident Financial Services, Inc	22,815
738		R & G Financial Corp (Class B)	24,398
6,181		Regions Financial Corp	225,916
105		Republic Bancorp, Inc (Class A) (Kentucky)	2,120
1,855		Republic Bancorp, Inc (Michigan)	25,785
691		Riggs National Corp	14,594
306		Royal Bancshares Of Pennsylvania (Class A)	7,589
701		S & T Bancorp, Inc	22,418
400		S.Y. Bancorp, Inc	9,364
144		Santander Bancorp	3,560
304		SCBT Financial Corp	9,166
485		Seacoast Banking Corp Of Florida	10,153
600		Seacoast Financial Services Corp	20,760
140		Second Bancorp, Inc	4,381
101		Security Bank Corp	3,510
1,048	*	Silicon Valley Bancshares	41,553
456		Simmons First National Corp (Class A)	11,870
2,710		Sky Financial Group, Inc	67,018
1,740		South Financial Group, Inc	49,312
9,223		SouthTrust Corp	357,945

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

888		Southwest Bancorp Of Texas, Inc	39,179
340		Southwest Bancorp, Inc	6,205
8,873		Sovereign Bancorp, Inc	196,093
220		State Bancorp, Inc	5,387
137		State Financial Services Corp (Class A)	4,063
9,505		State Street Corp	466,125
400		Sterling Bancorp	11,048
1,322		Sterling Bancshares, Inc	18,759
577		Sterling Financial Corp (Pennsylvania)	15,019
572	*	Sterling Financial Corp (Spokane)	18,230
330	*	Sun Bancorp, Inc (New Jersey)	7,032
7,146		SunTrust Banks, Inc	464,419
8,584		Synovus Financial Corp	217,347
2,246		TCF Financial Corp	130,380
884		Texas Regional Bancshares, Inc (Class A)	40,584
700		TierOne Corp	15,057
138		Trico Bancshares	2,608
2,095		Trustco Bank Corp NY	27,445
1,343		Trustmark Corp	38,840
53,380		U.S. Bancorp	1,471,153
487		U.S.B. Holding Co, Inc	11,167
1,296		UCBH Holdings, Inc	51,218
615		UMB Financial Corp	31,746
800		Umpqua Holdings Corp	16,792
103		Union Bankshares Corp	3,255
5,352		Union Planters Corp	159,543
1,597		UnionBanCal Corp	90,071
1,161		United Bankshares, Inc	37,733
790		United Community Banks, Inc	19,892
933		United Community Financial Corp	12,129
466		Unizan Financial Corp	12,163
2,780		Valley National Bancorp	70,278
128	*	Virginia Commerce Bancorp	3,777
99		Virginia Financial Group, Inc	3,401
2,094		W Holding Co, Inc	35,961
36,994		Wachovia Corp	1,646,233
2,184		Washington Federal, Inc	52,430
378		Washington Trust Bancorp, Inc	9,817
1,657		Webster Financial Corp	77,912
47,528		Wells Fargo & Co	2,720,027
375		Wesbanco, Inc	10,924
500		West Bancorporation	8,745
463		West Coast Bancorp	9,927
942		Westamerica Bancorp	49,408
141	*	Western Sierra Bancorp	4,367
1,127		Whitney Holding Corp	50,343
1,870		Wilmington Trust Corp	69,601
372		Wilshire Financial Services Group	3,456
198	*	Wilshire State Bank	4,855
687		Wintrust Financial Corp	34,700
200		WSFS Financial Corp	9,734
210		Yadkin Valley Bank and Trust Co	2,722
400		Yardville National Bancorp	10,000
2,521		Zions Bancorp	154,915

		TOTAL DEPOSITORY INSTITUTIONS	35,156,915

EATING AND DRINKING PLACES - 0.66%
2,586		Applebee’s International, Inc	59,530
2,212		Aramark Corp (Class B)	63,617
945		Bob Evans Farms, Inc	25,874
2,842	*	Brinker International, Inc	96,969
131	*	Buffalo Wild Wings, Inc	3,622
599	*	California Pizza Kitchen, Inc	11,477
1,521		CBRL Group, Inc	46,923
1,131	*	CEC Entertainment, Inc	33,376
289	*	Chicago Pizza & Brewery, Inc	4,396
1,195	*	CKE Restaurants, Inc	15,929
579	*	Cosi, Inc	3,457
4,971		Darden Restaurants, Inc	102,154
298	*	Dave & Buster’s, Inc	5,599
571		IHOP Corp	20,419
1,205	*	Jack In The Box, Inc	35,789
1,873	*	Krispy Kreme Doughnuts, Inc	35,756
601		Landry’s Restaurants, Inc	17,964
325		Lone Star Steakhouse & Saloon, Inc	8,837
35,470		McDonald’s Corp	922,220
553	*	O’Charley’s, Inc	9,506
1,899		Outback Steakhouse, Inc	78,543
821	*	P.F. Chang’s China Bistro, Inc	33,784
285	*	Papa John’s International, Inc	8,419
964	*	Rare Hospitality International, Inc	24,004
235	*	Red Robin Gourmet Burgers, Inc	6,432
1,727		Ruby Tuesday, Inc	47,406
1,125	*	Ryan’s Restaurant Group, Inc	17,775
1,821	*	Sonic Corp	41,428
1,490	*	The Cheesecake Factory, Inc	59,287

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

890	*	The Steak N Shake Co	16,216
461		Triarc Cos (Class A)	4,762
922		Triarc Cos (Class B)	9,377
3,364		Wendy’s International, Inc	117,202
8,323		Yum! Brands, Inc	309,782

		TOTAL EATING AND DRINKING PLACES	2,297,831

EDUCATIONAL SERVICES - 0.23%
3,631	*	Apollo Group, Inc (Class A)	320,581
604	*	Apollo Group, Inc (University Of Phoenix Online)	52,904
2,868	*	Career Education Corp	130,666
2,608	*	Corinthian Colleges, Inc	64,522
1,926	*	DeVry, Inc	52,811
1,844	*	Education Management Corp	60,594
1,353	*	ITT Educational Services, Inc	51,441
1,000	*	Laureate Education, Inc	38,240
262	*	Learning Tree International, Inc	3,802
220	*	Princeton Review, Inc	1,665
295		Strayer Education, Inc	32,913

		TOTAL EDUCATIONAL SERVICES	810,139

ELECTRIC, GAS, AND SANITARY SERVICES - 3.44%
16,216	*	AES Corp	161,025
2,014		AGL Resources, Inc	58,507
3,619	*	Allegheny Energy, Inc	55,769
2,542		Allete, Inc	84,649
3,179		Alliant Energy Corp	82,908
6,545	*	Allied Waste Industries, Inc	86,263
5,004		Ameren Corp	214,972
10,791		American Electric Power Co, Inc	345,312
401		American States Water Co	9,319
2,786		Aqua America, Inc	55,859
5,595	*	Aquila, Inc	19,918
1,486		Atmos Energy Corp	38,042
1,238		Avista Corp	22,804
875		Black Hills Corp	27,563
444		California Water Service Group	12,232
11,345	*	Calpine Corp	49,010
442		Cascade Natural Gas Corp	9,755
553	*	Casella Waste Systems, Inc (Class A)	7,272
8,020		Centerpoint Energy, Inc	92,230
400		Central Vermont Public Service Corp	8,196
463		CH Energy Group, Inc	21,502
5,067		Cinergy Corp	192,546
8,381	*	Citizens Communications Co	101,410
210	*	Clean Harbors, Inc	1,991
1,455		Cleco Corp	26,161
4,719	*	CMS Energy Corp	43,084
300		Connecticut Water Service, Inc	7,698
6,312		Consolidated Edison, Inc	250,965
4,947		Constellation Energy Group, Inc	187,491
9,196		Dominion Resources, Inc	580,084
4,171		DPL, Inc	81,001
4,885		DTE Energy Co	198,038
25,767		Duke Energy Corp	522,812
2,278		Duquesne Light Holdings, Inc	43,988
205	*	Duratek, Inc	3,098
8,957	*	Dynegy, Inc (Class A)	38,157
8,462		Edison International	216,373
18,996		El Paso Corp	149,688
1,865	*	El Paso Electric Co	28,796
665		Empire District Electric Co	13,373
1,138		Energen Corp	54,613
4,293		Energy East Corp	104,105
118		EnergySouth, Inc	4,722
6,485		Entergy Corp	363,225
1,948		Equitable Resources, Inc	100,731
18,822		Exelon Corp	626,584
8,795		FirstEnergy Corp	329,021
5,205		FPL Group, Inc	332,860
2,033		Great Plains Energy, Inc	60,380
2,242		Hawaiian Electric Industries, Inc	58,516
1,026		Idacorp, Inc	27,702
4,493		KeySpan Corp	164,893
2,845		Kinder Morgan, Inc	168,680
511		Laclede Group, Inc	14,007
3,272		MDU Resources Group, Inc	78,626
496	*	Metal Management, Inc	9,826
461		MGE Energy, Inc	15,042
266		Middlesex Water Co	5,155
2,066		National Fuel Gas Co	51,650
729		New Jersey Resources Corp	30,312
1,577		Nicor, Inc	53,571
7,524		NiSource, Inc	155,145
3,775		Northeast Utilities	73,499
689		Northwest Natural Gas Co	21,015

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

1,451	*	NRG Energy, Inc	35,985
1,547		NSTAR	74,070
616	*	NUI Corp	8,994
2,578		OGE Energy Corp	65,662
2,138		Oneok, Inc	47,015
890		Otter Tail Corp	23,905
1,085		Peoples Energy Corp	45,733
4,628		Pepco Holdings, Inc	84,600
11,733	*	PG&E Corp	327,820
1,264		Piedmont Natural Gas Co, Inc	53,973
2,464		Pinnacle West Capital Corp	99,521
1,795		PNM Resources, Inc	37,282
5,117		PPL Corp	234,870
6,543		Progress Energy, Inc	288,219
445	*	Progress Energy, Inc (Cvo)	4
6,559		Public Service Enterprise Group, Inc	262,557
3,195		Puget Energy, Inc	70,002
2,210		Questar Corp	85,394
8,031	*	Reliant Resources, Inc	86,976
4,010		Republic Services, Inc	116,049
800		Resource America, Inc (Class A)	18,880
3,237		SCANA Corp	117,730
5,781		Sempra Energy	199,040
3,095	*	Sierra Pacific Resources	23,862
324		SJW Corp	11,016
333		South Jersey Industries, Inc	14,652
20,732		Southern Co	604,338
1,718	*	Southern Union Co	36,232
816		Southwest Gas Corp	19,690
442		Southwest Water Co	5,534
1,060	*	Stericycle, Inc	54,844
6,287		TECO Energy, Inc	75,381
411		Texas Genco Holdings, Inc	18,532
9,373		TXU Corp	379,700
1,330		UGI Corp	42,693
345		UIL Holdings Corp	16,798
764		Unisource Energy Corp	18,985
2,227		Vectren Corp	55,875
1,137	*	Waste Connections, Inc	33,723
16,930		Waste Management, Inc	518,905
1,967		Westar Energy, Inc	39,163
950		Western Gas Resources, Inc	30,856
1,375		WGL Holdings, Inc	39,490
15,274		Williams Cos, Inc	181,761
3,553		Wisconsin Energy Corp	115,863
1,165		WPS Resources Corp	53,998
11,730		Xcel Energy, Inc	196,008

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	12,025,921

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 8.15%
722	*	Actel Corp	13,357
25,278	*	ADC Telecommunications, Inc	71,790
1,350		Adtran, Inc	45,050
609	*	Advanced Energy Industries, Inc	9,573
2,529	*	Advanced Fibre Communications, Inc	51,086
10,177	*	Advanced Micro Devices, Inc	161,814
1,672	*	Aeroflex, Inc	23,960
8,706	*	Agere Systems, Inc (Class A)	20,024
40,054	*	Agere Systems, Inc (Class B)	86,116
292	*	Alliance Semiconductor Corp	1,737
11,159	*	Altera Corp	247,953
4,978		American Power Conversion Corp	97,818
687	*	American Superconductor Corp	8,986
1,842		Ametek, Inc	56,918
3,231	*	Amkor Technology, Inc	26,430
1,353	*	Amphenol Corp (Class A)	45,082
10,598		Analog Devices, Inc	498,954
700	*	Anaren Microwave, Inc	11,438
514	*	Applica, Inc	4,575
9,310	*	Applied Micro Circuits Corp	49,529
235		Applied Signal Technology, Inc	8,237
3,190	*	Arris Group, Inc	18,949
1,226	*	Artesyn Technologies, Inc	11,034
447	*	Artisan Components, Inc	11,533
261	*	Atheros Communications, Inc	2,751
12,110	*	Atmel Corp	71,691
576	*	ATMI, Inc	15,731
2,900	*	Avanex Corp	11,281
1,762		AVX Corp	25,461
810		Baldor Electric Co	18,914
257		Bel Fuse, Inc (Class B)	10,717
1,291	*	Benchmark Electronics, Inc	37,568
6,613	*	Broadcom Corp (Class A)	309,290
596		C&D Technologies, Inc	10,627
594	*	California Micro Devices Corp	6,849
563	*	Carrier Access Corp	6,711

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

74	*	Catapult Communications Corp	1,702
931	*	C-COR.net Corp	9,580
75		Celestica, Inc (U.S.)	1,496
449	*	Ceradyne, Inc	16,061
1,008	*	Checkpoint Systems, Inc	18,073
2,116	*	ChipPAC, Inc	13,267
15,634	*	CIENA Corp	58,158
304	*	Comtech Telecommunications	6,858
4,626	*	Comverse Technology, Inc	92,242
12,888	*	Conexant Systems, Inc	55,805
11,700	*	Corvis Corp	16,497
2,269	*	Cree, Inc	52,822
1,104		CTS Corp	13,314
360		Cubic Corp	7,535
3,443	*	Cypress Semiconductor Corp	48,856
735	*	DDi Corp	6,049
473	*	Digital Theater Systems, Inc	12,369
166	*	Diodes, Inc	3,933
695	*	Ditech Communications Corp	16,221
215	*	Drexler Technology Corp	2,866
795	*	DSP Group, Inc	21,656
320	*	Dupont Photomasks, Inc	6,506
5,393	*	Eagle Broadband, Inc	5,339
1,002	*	Electro Scientific Industries, Inc	28,367
11,998		Emerson Electric Co	762,473
443	*	Emerson Radio Corp	1,387
312	*	EMS Technologies, Inc	6,062
2,351	*	Energizer Holdings, Inc	105,795
200	*	Energy Conversion Devices, Inc	2,252
1,762	*	Entegris, Inc	20,386
1,198	*	ESS Technology, Inc	12,831
1,032	*	Exar Corp	15,129
2,833	*	Fairchild Semiconductor International, Inc	46,376
4,657	*	Finisar Corp	9,221
174		Franklin Electric Co, Inc	6,570
1,189	*	FuelCell Energy, Inc	13,888
7,178	*	Gemstar-TV Guide International, Inc	34,454
296,725	d	General Electric Co	9,613,890
818	*	Genesis Microchip, Inc	11,264
246	*	Genlyte Group, Inc	15,468
2,670	*	GrafTech International Ltd	27,928
1,510		Harman International Industries, Inc	137,410
2,383	*	Harmonic, Inc	20,303
1,998		Harris Corp	101,399
754		Helix Technology Corp	16,083
596	*	Hexcel Corp	6,902
1,542		Hubbell, Inc (Class B)	72,027
593	*	Hutchinson Technology, Inc	14,582
122	*	Inet Technologies, Inc	1,521
1,759	*	Integrated Circuit Systems, Inc	47,774
3,119	*	Integrated Device Technology, Inc	43,167
1,005	*	Integrated Silicon Solution, Inc	12,271
182,163		Intel Corp	5,027,699
1,494	*	Interdigital Communications Corp	28,102
1,877	*	International Rectifier Corp	77,745
4,054		Intersil Corp (Class A)	87,810
499		Inter-Tel, Inc	12,460
916	*	InterVoice, Inc	10,507
529	*	IXYS Corp	4,169
4,577	*	Jabil Circuit, Inc	115,249
39,359	*	JDS Uniphase Corp	149,171
2,675	*	Kemet Corp	32,689
2,526	*	Kopin Corp	12,908
2,413		L-3 Communications Holdings, Inc	161,188
2,469	*	Lattice Semiconductor Corp	17,308
254	*	Lifeline Systems, Inc	6,010
9,055		Linear Technology Corp	357,401
463	*	Littelfuse, Inc	19,636
508		LSI Industries, Inc	5,842
10,469	*	LSI Logic Corp	79,774
667	*	Magnetek, Inc	5,563
1,123	*	Mattson Technology, Inc	13,498
9,322		Maxim Integrated Products, Inc	488,659
2,461		Maytag Corp	60,319
3,375	*	McData Corp (Class A)	18,158
366	*	Medis Technologies Ltd	5,937
1,479	*	MEMC Electronic Materials, Inc	14,613
597	*	Mercury Computer Systems, Inc	14,806
507	*	Merix Corp	5,749
1,436		Methode Electronics, Inc	18,625
160	*	Metrologic Instruments, Inc	3,190
1,757	*	Micrel, Inc	21,348
6,032		Microchip Technology, Inc	190,249
15,980	*	Micron Technology, Inc	244,654
2,400	*	Microsemi Corp	34,104
525	*	Microvision, Inc	4,410

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

1,154	*	MIPS Technologies, Inc	7,062
696	*	Mobility Electronics, Inc	5,860
3,903		Molex, Inc	125,208
245	*	Monolithic System Technology, Inc	1,845
861	*	Moog, Inc (Class A)	31,952
66,512		Motorola, Inc	1,213,844
2,667	*	MRV Communications, Inc	7,308
1,418	*	Mykrolis Corp	24,702
128		National Presto Industries, Inc	5,277
10,692	*	National Semiconductor Corp	235,117
1,310	*	NMS Communications Corp	9,668
4,330	*	Novellus Systems, Inc	136,135
4,462	*	Nvidia Corp	91,471
1,567	*	Omnivision Technologies, Inc	24,994
3,389	*	ON Semiconductor Corp	17,013
1,842	*	Openwave Systems, Inc	23,393
5,270	*	Oplink Communications, Inc	10,118
517	*	Optical Communication Products, Inc	1,261
347	*	OSI Systems, Inc	6,916
1,109	*	Paradyne Networks, Inc	6,100
400		Park Electrochemical Corp	10,100
271	*	Pericom Semiconductor Corp	2,902
1,081	*	Photronics, Inc	20,474
1,200	*	Pixelworks, Inc	18,384
1,135	*	Plantronics, Inc	47,784
1,032	*	Plexus Corp	13,932
1,364	*	Plug Power, Inc	10,203
557	*	PLX Technology, Inc	9,614
4,913	*	PMC-Sierra, Inc	70,502
2,974	*	Polycom, Inc	66,647
100	*	Powell Industries, Inc	1,708
690	*	Power Integrations, Inc	17,181
1,164	*	Power-One, Inc	12,781
2,262	*	Powerwave Technologies, Inc	17,417
2,744	*	QLogic Corp	72,963
22,608		Qualcomm, Inc	1,649,932
2,424	*	Rambus, Inc	43,074
177		Raven Industries, Inc	6,289
1,638	*	Rayovac Corp	46,028
616		Regal-Beloit Corp	13,712
2,121	*	Remec, Inc	13,405
4,968	*	RF Micro Devices, Inc	37,260
100		Richardson Electronics Ltd	1,108
5,203		Rockwell Collins, Inc	173,364
458	*	Rogers Corp	32,014
14,370	*	Sanmina-SCI Corp	130,767
1,163	*	SBA Communications Corp	5,175
430	*	SBS Technologies, Inc	6,910
4,163		Scientific-Atlanta, Inc	143,624
500	*	Seachange International, Inc	8,440
1,640	*	Semtech Corp	38,606
404	*	Sigmatel, Inc	11,740
2,100	*	Silicon Image, Inc	27,573
1,038	*	Silicon Laboratories, Inc	48,111
2,500	*	Silicon Storage Technology, Inc	25,750
122	*	Siliconix, Inc	6,054
268	*	Sipex Corp	1,528
30,061	*	Sirius Satellite Radio, Inc	92,588
5,163	*	Skyworks Solutions, Inc	45,073
467		Smith (A.O.) Corp	14,846
6,304	*	Sonus Networks, Inc	30,133
661	*	Spatialight, Inc	3,999
600		Spectralink Corp	8,940
398	*	Standard Microsystems Corp	9,281
176	*	Stoneridge, Inc	2,992
3,056	*	Stratex Networks, Inc	9,015
700	*	Supertex, Inc	11,438
5,522	*	Sycamore Networks, Inc	23,358
1,400	*	Symmetricom, Inc	12,460
620	*	Synaptics, Inc	11,873
1,002	*	Technitrol, Inc	21,944
1,594	*	Tekelec	28,963
12,067	*	Tellabs, Inc	105,466
1,756	*	Terayon Communication Systems, Inc	4,109
679	*	Tessera Technologies, Inc	12,236
49,477		Texas Instruments, Inc	1,196,354
1,194		Thomas & Betts Corp	32,513
200	*	Tollgrade Communications, Inc	2,124
4,194	*	Transmeta Corp	9,185
528	*	Trident Microsystems, Inc	5,919
964	*	Tripath Technology, Inc	3,133
4,142	*	Triquint Semiconductor, Inc	22,615
1,148	*	TTM Technologies, Inc	13,604
100	*	Ulticom, Inc	1,170
395	*	Ultralife Batteries, Inc	7,647
400	*	Universal Display Corp	4,296

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

400	*	Universal Electronics, Inc	7,012
2,035	*	Utstarcom, Inc	61,559
1,329	*	Valence Technology, Inc	4,558
817	*	Varian Semiconductor Equipment Associates, Inc	31,504
3,743	*	Verso Technologies, Inc	6,550
2	*	Vialta, Inc	1
559	*	Viasat, Inc	13,947
270	*	Vicor Corp	4,933
338	*	Virage Logic Corp	3,076
4,609	*	Vishay Intertechnology, Inc	85,635
5,793	*	Vitesse Semiconductor Corp	28,270
1,200	*	Westell Technologies, Inc	6,120
1,880		Whirlpool Corp	128,968
495	*	White Electronic Designs Corp	2,594
567	*	Wilson Greatbatch Technologies, Inc	15,848
100		Woodhead Industries, Inc	1,546
1,200	*	Xicor, Inc	18,156
9,756		Xilinx, Inc	324,972
652	*	Zhone Technologies, Inc	2,543

		TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT	28,496,835

ENGINEERING AND MANAGEMENT SERVICES - 0.88%
500	*	Accelrys, Inc	4,930
261	*	Advisory Board Co	9,292
1,784	*	Affymetrix, Inc	58,390
1,267	*	Answerthink, Inc	7,260
600	*	Antigenics, Inc	5,136
1,934	*	Applera Corp (Celera Genomics Group)	22,260
1,473	*	Ariad Pharmaceuticals, Inc	11,033
1,443	*	Axonyx, Inc	7,561
4,932	*	BearingPoint, Inc	43,747
2,495	*	Celgene Corp	142,864
1,584	*	Century Business Services, Inc	6,906
118		CGI Group, Inc (Class A)	799
193	*	Charles River Associates, Inc	5,973
1,100	*	Ciphergen Biosystems, Inc	8,052
379	*	Cornell Cos, Inc	5,154
1,106		Corporate Executive Board Co	63,916
944	*	Corrections Corp Of America	37,279
2,121	*	Covance, Inc	81,828
2,253	*	CuraGen Corp	13,541
759	*	CV Therapeutics, Inc	12,721
1,224	*	Decode Genetics, Inc	10,404
656	*	DiamondCluster International, Inc	5,701
800	*	Digitas, Inc	8,824
800	*	Diversa Corp	8,104
737	*	Dyax Corp	8,660
1,615	*	eResearch Technology, Inc	45,220
2,026	*	Exelixis, Inc	20,442
169	*	Exponent, Inc	4,541
1,348	*	Exult, Inc	7,252
164	*	First Consulting Group, Inc	905
2,403		Fluor Corp	114,551
595	*	Forrester Research, Inc	11,097
1,106	*	FTI Consulting, Inc	18,249
2,007	*	Gartner, Inc (Class A)	26,533
100	*	Genencor International, Inc	1,637
1,478	*	Gen-Probe, Inc	69,939
12,574		Halliburton Co	380,489
500	*	Hewitt Associates, Inc	13,750
1,684	*	Incyte Corp	12,866
243	*	Infrasource Services, Inc	2,979
1,392	*	Jacobs Engineering Group, Inc	54,817
609	*	Keryx Biopharmaceuticals, Inc	7,710
474	*	Kosan Biosciences, Inc	3,745
230		Landauer, Inc	10,272
368	*	LECG Corp	6,370
1,784	*	Lexicon Genetics, Inc	13,987
800	*	Lifecell Corp	9,032
563	*	Luminex Corp	5,664
797	*	Maxim Pharmaceuticals, Inc	7,691
643	*	MAXIMUS, Inc	22,801
393	*	Maxygen, Inc	4,154
7,491		Monsanto Co	288,404
3,686		Moody’s Corp	238,337
800	*	Myriad Genetics, Inc	11,936
1,293	*	Navigant Consulting, Inc	27,722
350	*	Neopharm, Inc	3,621
227	*	Newtek Business Services, Inc	851
1,709	*	Oscient Pharmaceuticals Corp	8,733
695	*	Parexel International Corp	13,761
9,705		Paychex, Inc	328,805
1,005	*	Per-Se Technologies, Inc	14,613
1,517	*	Pharmaceutical Product Development, Inc	48,195
2,477	*	Pharmos Corp	10,180
588	*	PRG-Schultz International, Inc	3,216

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

2,137		Quest Diagnostics, Inc	181,538
600	*	Regeneration Technologies, Inc	6,438
861	*	Regeneron Pharmaceuticals, Inc	9,066
100	*	Research Frontiers, Inc	714
651	*	Resources Connection, Inc	25,461
282	*	Rigel Pharmaceuticals, Inc	4,007
567	*	Seattle Genetics, Inc	3,986
8,834		Servicemaster Co	108,835
351	*	SFBC International, Inc	10,997
409	*	Sourcecorp	11,256
700	*	Symyx Technologies, Inc	16,884
125	*	Tejon Ranch Co	4,350
1,200	*	Telik, Inc	28,644
1,586	*	Tetra Tech, Inc	25,884
790	*	Transkaryotic Therapies, Inc	11,818
315	*	TRC Cos, Inc	5,254
482	*	Trimeris, Inc	6,955
1,600	*	Tularik, Inc	39,680
2,203	*	U.S. Oncology, Inc	32,428
596	*	URS Corp	16,330
520	*	Ventiv Health, Inc	8,050
700	*	Washington Group International, Inc	25,123
846		Watson Wyatt & Co Holdings	22,546

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,071,646

FABRICATED METAL PRODUCTS - 0.72%
1,322	*	Alliant Techsystems, Inc	83,735
1,731		Ball Corp	124,719
500		CIRCOR International, Inc	10,195
1,495		Crane Co	46,928
4,887	*	Crown Holdings, Inc	48,723
6,323		Danaher Corp	327,848
166	*	Drew Industries, Inc	6,756
4,256		Fortune Brands, Inc	321,030
1,036	*	Griffon Corp	23,082
100		Gulf Island Fabrication, Inc	2,163
1,444		Harsco Corp	67,868
7,332		Illinois Tool Works, Inc	703,065
489	*	Intermagnetics General Corp	16,641
2,538	*	Jacuzzi Brands, Inc	20,456
201		Lifetime Hoan Corp	4,581
12,906		Masco Corp	402,409
356	*	Mobile Mini, Inc	10,114
669	*	NCI Building Systems, Inc	21,776
1,649	*	Shaw Group, Inc	16,704
141		Silgan Holdings, Inc	5,684
362		Simpson Manufacturing Co, Inc	20,315
2,008		Snap-On, Inc	67,368
1,874		Stanley Works	85,417
273		Sturm Ruger & Co, Inc	3,306
678	*	Taser International, Inc	29,378
1,351	*	Tower Automotive, Inc	4,918
566		Valmont Industries, Inc	12,961
280	*	Water Pik Technologies, Inc	4,637
963		Watts Water Technologies, Inc (Class A)	25,953

		TOTAL FABRICATED METAL PRODUCTS	2,518,730

FOOD AND KINDRED PRODUCTS - 3.32%
400		American Italian Pasta Co (Class A)	12,192
22,650		Anheuser-Busch Cos, Inc	1,223,100
15,362		Archer Daniels Midland Co	257,774
300	*	Boston Beer Co, Inc (Class A)	6,042
422		Cal-Maine Foods, Inc	5,908
6,566		Campbell Soup Co	176,494
59,406		Coca-Cola Co	2,998,815
6,012		Coca-Cola Enterprises, Inc	174,288
14,957		Conagra Foods, Inc	405,036
2,744	*	Constellation Brands, Inc (Class A)	101,885
780		Coors (Adolph) Co (Class B)	56,425
1,111		Corn Products International, Inc	51,717
1,501	*	Darling International, Inc	6,304
4,623	*	Dean Foods Co	172,484
5,635	*	Del Monte Foods Co	57,252
904		Flowers Foods, Inc	23,640
8,540		General Mills, Inc	405,906
9,916		H.J. Heinz Co	388,707
169	*	Hansen Natural Corp	4,281
2,712	*	Hercules, Inc	33,059
5,276		Hershey Foods Corp	244,121
2,203		Hormel Foods Corp	68,513
1,096	*	Interstate Bakeries Corp	11,892
284	*	J & J Snack Foods Corp	11,596
1,672		J.M. Smucker Co	76,762
7,073		Kellogg Co	296,005
7,511		Kraft Foods, Inc (Class A)	237,948
732		Lancaster Colony Corp	30,480

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

991		Lance, Inc	15,261
274	*	M&F Worldwide Corp	3,754
4,107		McCormick & Co, Inc (Non-Vote)	139,638
283	*	Peets Coffee & Tea, Inc	7,072
4,803		Pepsi Bottling Group, Inc	146,684
1,760		PepsiAmericas Inc	37,382
48,076		PepsiCo, Inc	2,590,335
761		Pilgrim’s Pride Corp	22,023
708	*	Ralcorp Holdings, Inc	24,922
82		Riviana Foods, Inc	2,146
336	*	Robert Mondavi Corp (Class A)	12,439
103		Sanderson Farms, Inc	5,523
22,244		Sara Lee Corp	511,390
1,177		Sensient Technologies Corp	25,282
2,442	*	Smithfield Foods, Inc	71,795
725		Tootsie Roll Industries, Inc	23,563
1,164		Topps Co, Inc	11,291
6,178		Tyson Foods, Inc (Class A)	129,429
4,422		Wrigley (Wm.) Jr Co	278,807

		TOTAL FOOD AND KINDRED PRODUCTS	11,597,362

FOOD STORES - 0.50%
787	*	7-Eleven, Inc	14,048
10,040		Albertson’s, Inc	266,462
37		Arden Group, Inc (Class A)	3,316
229	*	Great Atlantic & Pacific Tea Co, Inc	1,754
636		Ingles Markets, Inc (Class A)	7,104
21,733	*	Kroger Co	395,541
947	*	Panera Bread Co (Class A)	33,978
327	*	Pantry, Inc	7,129
1,200	*	Pathmark Stores, Inc	9,144
814		Ruddick Corp	18,274
12,918	*	Safeway, Inc	327,342
10,787	*	Starbucks Corp	469,019
314		Weis Markets, Inc	11,006
1,552		Whole Foods Market, Inc	148,138
665	*	Wild Oats Markets, Inc	9,357
2,386	*	Winn-Dixie Stores, Inc	17,179

		TOTAL FOOD STORES	1,738,791

FORESTRY - 0.11%
6,124		Weyerhaeuser Co	386,547

		TOTAL FORESTRY	386,547

FURNITURE AND FIXTURES - 0.33%
300		Bassett Furniture Industries, Inc	6,528
976		Ethan Allen Interiors, Inc	35,048
1,351		Furniture Brands International, Inc	33,843
2,398		Herman Miller, Inc	69,398
1,481		Hillenbrand Industries, Inc	89,526
1,816		HNI Corp	76,871
164		Hooker Furniture Corp	3,308
655	*	Interface, Inc (Class A)	5,718
5,234		Johnson Controls, Inc	279,391
620		Kimball International, Inc (Class B)	9,145
1,620		La-Z-Boy, Inc	29,128
1,871		Lear Corp	110,370
5,784		Leggett & Platt, Inc	154,491
8,022		Newell Rubbermaid, Inc	188,517
1,025	*	Select Comfort Corp	29,110
170		Stanley Furniture Co, Inc	7,159
1,118		Steelcase, Inc (Class A)	15,652

		TOTAL FURNITURE AND FIXTURES	1,143,203

FURNITURE AND HOMEFURNISHINGS STORES - 0.34%
8,534	*	Bed Bath & Beyond, Inc	328,132
7,503		Best Buy Co, Inc	380,702
5,664		Circuit City Stores, Inc (Circuit City Group)	73,349
707	*	Cost Plus, Inc	22,942
421	*	Electronics Boutique Holdings Corp	11,089
566	*	Gamestop Corp (Class A)	8,615
362	*	Guitar Center, Inc	16,098
768		Haverty Furniture Cos, Inc	13,425
400	*	Kirkland’s, Inc	4,772
1,249	*	Linens ‘n Things, Inc	36,608
2,864		Pier 1 Imports, Inc	50,664
4,917		RadioShack Corp	140,774
741	*	Restoration Hardware, Inc	5,417
115	*	Rex Stores Corp	1,409
1,353	*	The Bombay Co, Inc	8,294
228	*	Trans World Entertainment Corp	2,285
2,516	*	Williams-Sonoma, Inc	82,927

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,187,502

GENERAL BUILDING CONTRACTORS - 0.34%
351		Beazer Homes U.S.A., Inc	35,209

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

500		Brookfield Homes Corp	13,095
3,646		Centex Corp	166,805
5,948		D.R. Horton, Inc	168,923
864	*	Hovnanian Enterprises, Inc (Class A)	29,989
1,235		KB Home	84,758
3,154		Lennar Corp (Class A)	141,047
264		Lennar Corp (Class B)	10,938
325	*	Levitt Corp (Class A)	8,372
266		M/I Homes, Inc	10,800
563		MDC Holdings, Inc	35,867
400	*	Meritage Corp	27,520
127	*	NVR, Inc	61,493
769	*	Palm Harbor Homes, Inc	13,634
2,946		Pulte Homes, Inc	153,280
773		Ryland Group, Inc	60,449
1,048		Standard-Pacific Corp	51,666
1,440	*	Toll Brothers, Inc	60,941
1,159		Walter Industries, Inc	15,786
594	*	WCI Communities, Inc	13,252
113	*	William Lyon Homes, Inc	10,413

		TOTAL GENERAL BUILDING CONTRACTORS	1,174,237

GENERAL MERCHANDISE STORES - 2.19%
1,137	*	99 Cents Only Stores	17,339
3,615	*	Big Lots, Inc	52,273
1,975	*	BJ’s Wholesale Club, Inc	49,375
483	*	Brookstone, Inc	9,684
1,499		Casey’s General Stores, Inc	27,432
13,119		Costco Wholesale Corp	538,797
2,055		Dillard’s, Inc (Class A)	45,827
8,199		Dollar General Corp	160,372
3,356	*	Dollar Tree Stores, Inc	92,055
4,492		Family Dollar Stores, Inc	136,647
5,298		Federated Department Stores, Inc	260,132
1,283		Fred’s, Inc	28,341
161	*	Gander Mountain Co	3,695
7,311		J.C. Penney Co, Inc	276,063
1,080	*	Kmart Holding Corp	77,544
8,191	*	Kohl’s Corp	346,315
8,168		May Department Stores Co	224,538
1,066		Neiman Marcus Group, Inc (Class A)	59,323
373	*	Retail Ventures, Inc	2,887
3,581		Saks, Inc	53,715
6,284		Sears Roebuck & Co	237,284
1,194	*	ShopKo Stores, Inc	16,883
1,256	*	Stein Mart, Inc	20,423
25,716		Target Corp	1,092,159
329	*	Tuesday Morning Corp	9,541
72,231		Wal-Mart Stores, Inc	3,810,908

		TOTAL GENERAL MERCHANDISE STORES	7,649,552

HEALTH SERVICES - 0.84%
1,356	*	Accredo Health, Inc	52,816
307	*	Amedisys, Inc	10,143
200	*	America Service Group, Inc	6,950
704	*	American Healthways, Inc	18,740
793	*	Amsurg Corp	19,928
1,596	*	Apria Healthcare Group, Inc	45,805
3,020	*	Beverly Enterprises, Inc	25,972
12,525	*	Caremark Rx, Inc	412,574
336	*	Chronimed, Inc	2,738
1,559	*	Community Health Systems, Inc	41,734
90	*	Corvel Corp	2,552
2,132	*	Coventry Health Care, Inc	104,255
941	*	Cross Country Healthcare, Inc	17,079
240	*	Curative Health Services, Inc	2,078
2,791	*	DaVita, Inc	86,047
152	*	Dynacq Healthcare, Inc	897
576	*	Enzo Biochem, Inc	8,647
1,865	*	Express Scripts, Inc	147,764
2,526	*	First Health Group Corp	39,431
341	*	Genesis HealthCare Corp	9,903
671	*	Gentiva Health Services, Inc	10,910
13,523		HCA, Inc	562,422
7,004		Health Management Associates, Inc (Class A)	157,030
2,018		Hooper Holmes, Inc	11,583
165	*	IMPAC Medical Systems, Inc	2,414
1,000	*	Inveresk Research Group, Inc	30,840
708	*	Kindred Healthcare, Inc	18,656
480	*	LabOne, Inc	15,254
4,349	*	Laboratory Corp Of America Holdings	172,655
290	*	LCA-Vision, Inc	8,448
1,156	*	LifePoint Hospitals, Inc	43,026
2,772	*	Lincare Holdings, Inc	91,088
251	*	Magellan Health Services, Inc	8,396
2,673		Manor Care, Inc	87,354

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

300	*	Matria Healthcare, Inc	7,521
170	*	Medcath Corp	3,400
175		National Healthcare Corp	4,902
682	*	NeighborCare, Inc	21,367
1,031	*	Odyssey HealthCare, Inc	19,403
325		Option Care, Inc	4,960
1,126	*	Orthodontic Centers Of America, Inc	9,222
933	*	Pediatrix Medical Group, Inc	65,170
1,128	*	Province Healthcare Co	19,345
279	*	Psychiatric Solutions, Inc	6,955
500	*	RehabCare Group, Inc	13,315
2,425	*	Renal Care Group, Inc	80,340
1,628		Select Medical Corp	21,848
100	*	Specialty Laboratories, Inc	896
470	*	Sunrise Senior Living, Inc	18,396
233	*	Symbion, Inc	4,068
13,516	*	Tenet Healthcare Corp	181,250
2,278	*	Triad Hospitals, Inc	84,810
792	*	United Surgical Partners International, Inc	31,260
1,441		Universal Health Services, Inc (Class B)	66,127
309	*	VistaCare, Inc (Class A)	5,732

		TOTAL HEALTH SERVICES	2,946,416

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
1,209		Granite Construction, Inc	22,040
675	*	Insituform Technologies, Inc (Class A)	10,982

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	33,022

HOLDING AND OTHER INVESTMENT OFFICES - 2.29%
326	*	4Kids Entertainment, Inc	7,798
690		Acadia Realty Trust	9,481
695		Affordable Residential Communities	11,537
336		Alabama National Bancorp	18,638
53	*	Alexander’s, Inc	8,890
499		Alexandria Real Estate Equities, Inc	28,333
4,101		Allied Capital Corp	100,146
2,246		AMB Property Corp	77,779
806		Amcore Financial, Inc	24,309
1,856		American Financial Realty Trust	26,522
1,066		American Home Mortgage Investment Corp	27,641
138		American Land Lease, Inc	2,603
394		AMLI Residential Properties Trust	11,560
3,724		Annaly Mortgage Management, Inc	63,159
1,284		Anthracite Capital, Inc	15,382
1,257		Anworth Mortgage Asset Corp	14,933
2,890		Apartment Investment & Management Co (Class A)	89,966
469	*	Apollo Investment Corp	6,458
197		Arbor Realty Trust, Inc	3,930
5,610		Archstone-Smith Trust	164,541
1,596		Arden Realty, Inc	46,938
564		Ashford Hospitality Trust, Inc	4,709
2,206		AvalonBay Communities, Inc	124,683
477		Bedford Property Investors	13,947
2,190		Boston Properties, Inc	109,675
364	*	Boykin Lodging Co	2,785
673		Brandywine Realty Trust	18,299
1,428		BRE Properties, Inc (Class A)	49,623
2,000		Brookline Bancorp, Inc	29,340
94		BRT Realty Trust	1,833
1,113		Camden Property Trust	50,975
877		Capital Automotive REIT	25,722
637	*	Capital Lease Funding, Inc	6,625
77		Capital Southwest Corp	6,085
173		Capital Trust, Inc	4,623
105		Capitol Bancorp Ltd	2,731
266		Capstead Mortgage Corp	3,578
1,526		CarrAmerica Realty Corp	46,131
562		CBL & Associates Properties, Inc	30,910
463		Cedar Shopping Centers, Inc	5,320
837		Centerpoint Properties Trust	64,240
1,164		Chelsea Property Group, Inc	75,916
400		Cherokee, Inc	10,036
566	*	Circle Group Holdings, Inc	2,915
598		Colonial Properties Trust	23,041
1,220		Commercial Net Lease Realty, Inc	20,984
138		Community Banks, Inc	4,053
947		Community First Bankshares, Inc	30,484
1,947		Cornerstone Realty Income Trust, Inc	17,075
957		Corporate Office Properties Trust	23,781
309		Correctional Properties Trust	9,038
936		Cousins Properties, Inc	30,841
2,446		Crescent Real Estate Equities Co	39,430
2,385		Developers Diversified Realty Corp	84,357
4,522		Duke Realty Corp	143,845
437		Eastgroup Properties, Inc	14,714
663		Entertainment Properties Trust	23,696

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

1,440		Equity Inns, Inc	13,378
10,976		Equity Office Properties Trust	298,547
800		Equity One, Inc	14,464
7,752		Equity Residential	230,467
644		Essex Property Trust, Inc	44,017
1,274		Federal Realty Investment Trust	52,986
1,200	*	FelCor Lodging Trust, Inc	14,520
576	*	First Acceptance Corp	4,032
378		First Indiana Corp	7,201
1,143		First Industrial Realty Trust, Inc	42,154
2,171		First Niagara Financial Group, Inc	26,052
175		First Place Financial Corp	3,250
2,119		Fremont General Corp	37,400
3,885		Friedman Billings Ramsey Group, Inc	76,884
860		Gables Residential Trust	29,223
6,447		General Growth Properties, Inc	190,638
430		German American Bancorp	7,232
236		Gladstone Capital Corp	4,755
465		Glenborough Realty Trust, Inc	8,533
789		Glimcher Realty Trust	17,453
543		Government Properties Trust, Inc	5,674
1,583		Greater Bay Bancorp	45,749
350	*	Harris & Harris Group, Inc	4,281
3,886		Health Care Property Investors, Inc	93,419
1,601		Health Care REIT, Inc	52,033
1,251		Healthcare Realty Trust, Inc	46,887
546		Heritage Property Investment Trust	14,775
974		Highland Hospitality Corp	9,789
1,624		Highwoods Properties, Inc	38,164
1,007		Home Properties, Inc	39,253
1,756		Hospitality Properties Trust	74,279
9,120	*	Host Marriott Corp	112,723
5,594		HRPT Properties Trust	55,996
1,765		IMPAC Mortgage Holdings, Inc	39,748
1,857		Independence Community Bank Corp	67,595
920		Innkeepers U.S.A. Trust	9,485
1,000		Investors Real Estate Trust	10,380
3,122		iStar Financial, Inc	124,880
770		Keystone Property Trust	18,503
800		Kilroy Realty Corp	27,280
2,855		Kimco Realty Corp	129,903
567	*	Koger Equity, Inc	13,109
571		Kramont Realty Trust	9,136
5,290	*	La Quinta Corp	44,436
781		LaSalle Hotel Properties	19,056
1,140		Lexington Corporate Properties Trust	22,697
2,452		Liberty Property Trust	98,595
355		LTC Properties, Inc	5,893
1,028		Luminent Mortgage Capital, Inc	12,336
1,793		Macerich Co	85,831
1,812		Mack-Cali Realty Corp	74,981
956		Maguire Properties, Inc	23,680
476		Manufactured Home Communities, Inc	15,798
52		MASSBANK Corp	1,800
2,380	*	Meristar Hospitality Corp	16,279
2,141		MFA Mortgage Investments, Inc	19,055
569		Mid-America Apartment Communities, Inc	21,559
1,511		Mills Corp	70,564
408		Mission West Properties, Inc	4,941
913		National Health Investors, Inc	24,824
1,874		Nationwide Health Properties, Inc	35,419
3,021		New Plan Excel Realty Trust	70,571
900		Newcastle Investment Corp	26,955
704		Novastar Financial, Inc	26,724
1,305		Omega Healthcare Investors, Inc	13,102
435		Oriental Financial Group, Inc	11,792
1,270		Pan Pacific Retail Properties, Inc	64,160
309		Parkway Properties, Inc	13,735
1,044		Pennsylvania Real Estate Investment Trust	35,757
5,329		Plum Creek Timber Co, Inc	173,619
3,748		Popular, Inc	160,302
848		Post Properties, Inc	24,719
1,029		Prentiss Properties Trust	34,492
618		Price Legacy Corp	11,408
400		PrivateBancorp, Inc	10,984
4,823		Prologis	158,773
450		Prosperity Bancshares, Inc	10,958
437		PS Business Parks, Inc	17,585
2,674		Public Storage, Inc	123,031
200		Quaker City Bancorp, Inc	10,988
531		RAIT Investment Trust	13,089
311		Ramco-Gershenson Properties	7,536
1,201		Realty Income Corp	50,118
1,677		Reckson Associates Realty Corp	46,050
450		Redwood Trust, Inc	25,056
1,304		Regency Centers Corp	55,942

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

2,540		Rouse Co	120,650
404		Sandy Spring Bancorp, Inc	14,039
340		Saul Centers, Inc	10,917
1,322		Senior Housing Properties Trust	22,196
1,409		Shurgard Storage Centers, Inc (Class A)	52,697
4,094		Simon Property Group, Inc	210,513
310		Sizeler Property Investors	2,855
1,035		SL Green Realty Corp	48,438
372		Sovran Self Storage, Inc	14,203
278		Suffolk Bancorp	9,063
815		Summit Properties, Inc	20,897
366		Sun Communities, Inc	13,780
1,209		Susquehanna Bancshares, Inc	30,418
383		Tanger Factory Outlet Centers, Inc	14,975
1,400		Taubman Centers, Inc	32,046
2,069		Thornburg Mortgage, Inc	55,760
222		Tompkins Trustco, Inc	10,555
559		Town & Country Trust	14,109
2,631		Trizec Properties, Inc	42,780
558		U.S. Restaurant Properties, Inc	8,476
3,488		United Dominion Realty Trust, Inc	68,993
149		United Mobile Homes, Inc	1,959
288		Universal Health Realty Income Trust	8,266
562		Urstadt Biddle Properties, Inc (Class A)	8,323
2,492		Ventas, Inc	58,188
2,422		Vornado Realty Trust	138,320
24,528		Washington Mutual, Inc	947,762
1,105		Washington Real Estate Investment Trust	32,465
873		Waypoint Financial Corp	24,103
2,101		Weingarten Realty Investors	65,719
300		Westfield Financial, Inc	6,102
600		Winston Hotels, Inc	6,210

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,993,778

HOTELS AND OTHER LODGING PLACES - 0.31%
596		Ameristar Casinos, Inc	20,014
458	*	Bluegreen Corp	6,320
820	*	Boca Resorts, Inc (Class A)	16,252
836		Boyd Gaming Corp	22,213
506		Choice Hotels International, Inc	25,381
241	*	Empire Resorts, Inc	3,386
9,942		Hilton Hotels Corp	185,518
1,649		Mandalay Resort Group	113,187
485		Marcus Corp	8,366
5,780		Marriott International, Inc (Class A)	288,306
1,930	*	MGM Mirage	90,594
788	*	Pinnacle Entertainment, Inc	9,937
684	*	Prime Hospitality Corp	7,264
5,630		Starwood Hotels & Resorts Worldwide, Inc	252,506
584	*	Vail Resorts, Inc	11,189
932	*	Wynn Resorts Ltd	36,003

		TOTAL HOTELS AND OTHER LODGING PLACES	1,096,436

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.16%
22,027		3M Co	1,982,650
128	*	Aaon, Inc	2,584
568	*	Actuant Corp	22,146
2,884	*	Adaptec, Inc	24,399
1,946	*	Advanced Digital Information Corp	18,876
2,124	*	AGCO Corp	43,266
100		Alamo Group, Inc	1,590
713		Albany International Corp (Class A)	23,928
5,631	*	American Standard Cos, Inc	226,986
126		Ampco-Pittsburgh Corp	1,620
10,419	*	Apple Computer, Inc	339,034
47,566	*	Applied Materials, Inc	933,245
455	*	Astec Industries, Inc	8,568
177	*	ASV, Inc	5,542
1,413	*	Asyst Technologies, Inc	14,610
814	*	Authentidate Holding Corp	8,897
1,183	*	Avocent Corp	43,463
2,844	*	Axcelis Technologies, Inc	35,379
9,604		Baker Hughes, Inc	361,591
105		BHA Group Holdings, Inc	3,974
2,319		Black & Decker Corp	144,079
472		Black Box Corp	22,307
681		Briggs & Stratton Corp	60,166
1,285	*	Brooks Automation, Inc	25,893
328		Cascade Corp	10,250
9,826		Caterpillar, Inc	780,577
4,647	*	Cirrus Logic, Inc	27,928
191,171	*	Cisco Systems, Inc	4,530,753
1,497	*	Cooper Cameron Corp	72,904
2,413	*	Cray, Inc	15,974
1,073		Cummins, Inc	67,063
361	*	Cuno, Inc	19,259

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

1,006	*	Cymer, Inc	37,665
6,856		Deere & Co	480,880
70,809	*	Dell, Inc	2,536,378
2,167		Diebold, Inc	114,569
2,272		Donaldson Co, Inc	66,570
1,200	*	Dot Hill Systems Corp	13,452
5,967		Dover Corp	251,211
88	*	Dril-Quip, Inc	1,646
4,304		Eaton Corp	278,641
1,285	*	Electronics For Imaging, Inc	36,314
68,556	*	EMC Corp	781,538
2,618	*	Emulex Corp	37,464
465		Engineered Support Systems, Inc	27,207
549	*	EnPro Industries, Inc	12,616
565	*	Esterline Technologies Corp	16,684
448	*	FalconStor Software, Inc	3,459
368	*	Flanders Corp	3,043
1,541	*	Flowserve Corp	38,433
1,696	*	FMC Technologies, Inc	48,845
841	*	FSI International, Inc	6,568
498	*	Gardner Denver, Inc	13,894
6,285	*	Gateway, Inc	28,283
100	*	General Binding Corp	1,549
303	*	Global Power Equipment Group, Inc	2,430
100		Gorman-Rupp Co	2,717
2,025		Graco, Inc	62,876
2,416	*	Grant Prideco, Inc	44,599
86,768		Hewlett-Packard Co	1,830,805
465	*	Hydril	14,648
1,347	*	Hypercom Corp	11,382
1,320		IDEX Corp	45,342
885	*	InFocus Corp	7,523
145	*	Interland, Inc	407
47,275	d	International Business Machines Corp	4,167,291
9,436		International Game Technology	364,230
471	*	Intevac, Inc	4,178
1,363		Iomega Corp	7,606
2,792		ITT Industries, Inc	231,736
2,066		JLG Industries, Inc	28,697
1,390		Joy Global, Inc	41,617
277	*	Kadant, Inc	6,407
816		Kaydon Corp	25,239
1,026		Kennametal, Inc	46,991
700	*	Komag, Inc	9,779
1,778	*	Kulicke & Soffa Industries, Inc	19,487
3,947	*	Lam Research Corp	105,780
1,100		Lennox International, Inc	19,910
3,475	*	Lexmark International, Inc	335,442
1,041		Lincoln Electric Holdings, Inc	35,488
347		Lindsay Manufacturing Co	8,335
200		Lufkin Industries, Inc	6,396
798		Manitowoc Co, Inc	27,012
5,887	*	Maxtor Corp	39,031
308	*	Maxwell Technologies, Inc	3,973
81	*	Mestek, Inc	1,345
427	*	Micros Systems, Inc	20,483
126		Middleby Corp	6,882
218	*	Milacron, Inc	872
1,084		Modine Manufacturing Co	34,525
108		Nacco Industries, Inc (Class A)	10,260
2,350	*	National-Oilwell, Inc	74,002
609	*	Netgear, Inc	6,541
8,887	*	Network Appliance, Inc	191,337
806		Nordson Corp	34,956
900	*	Oil States International, Inc	13,770
613	*	Omnicell, Inc	8,956
300	*	Overland Storage, Inc	3,987
3,490		Pall Corp	91,403
1,177	*	PalmOne, Inc	40,924
3,512		Parker Hannifin Corp	208,824
628	*	Paxar Corp	12,259
2,966		Pentair, Inc	99,776
6,696		Pitney Bowes, Inc	296,298
568	*	Planar Systems, Inc	7,606
703	*	Presstek, Inc	7,389
590	*	ProQuest Co	16,078
3,577	*	Quantum Corp	11,089
115		Robbins & Myers, Inc	2,582
3,966	*	Sandisk Corp	86,023
45		Sauer-Danfoss, Inc	768
234		Schawk, Inc	3,269
2,129	*	Scientific Games Corp (Class A)	40,749
200	*	Semitool, Inc	2,264
430	*	Sigma Designs, Inc	3,431
7,352	*	Silicon Graphics, Inc	16,174
567	*	Simpletech, Inc	1,933

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

2,627	*	Smith International, Inc	146,482
23,884	*	Solectron Corp	154,529
2,398		SPX Corp	111,363
344		Standex International Corp	9,357
805		Stewart & Stevenson Services, Inc	14,426
3,251	*	Storage Technology Corp	94,279
7,073		Symbol Technologies, Inc	104,256
367		Tecumseh Products Co (Class A)	15,117
234		Tennant Co	9,699
1,388	*	Terex Corp	47,372
546		Thomas Industries, Inc	18,127
1,676		Timken Co	44,397
670		Toro Co	46,947
241	*	Transact Technologies, Inc	7,620
810	*	Ultratech, Inc	13,187
902	*	UNOVA, Inc	18,266
647	*	Veeco Instruments, Inc	16,699
5,786	*	Western Digital Corp	50,107
300		Woodward Governor Co	21,633
21,461	*	Xerox Corp	311,185
4,980	*	Xybernaut Corp	8,317
1,239		York International Corp	50,886
1,123	*	Zebra Technologies Corp (Class A)	97,701

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	25,042,471

INSTRUMENTS AND RELATED PRODUCTS - 3.16%
492	*	Abaxis, Inc	9,338
429	*	Abiomed, Inc	5,397
266	*	ADE Corp	5,748
436	*	Advanced Medical Optics, Inc	18,561
488	*	Advanced Neuromodulation Systems, Inc	16,006
13,658	*	Agilent Technologies, Inc	399,906
900	*	Aksys Ltd	5,247
1,500	*	Align Technology, Inc	28,500
968	*	American Medical Systems Holdings, Inc	32,622
223		Analogic Corp	9,462
6,235		Applera Corp (Applied Biosystems Group)	135,611
756		Arrow International, Inc	22,620
700	*	Arthrocare Corp	20,356
249	*	Aspect Medical Systems, Inc	4,599
500	*	August Technology Corp	6,270
3,266		Bard (C.R.), Inc	185,019
1,584		Bausch & Lomb, Inc	103,071
17,220		Baxter International, Inc	594,262
1,904		Beckman Coulter, Inc	116,144
6,888		Becton Dickinson & Co	356,798
312		BEI Technologies, Inc	8,833
506	*	Biolase Technology, Inc	6,811
6,906		Biomet, Inc	306,903
732	*	Bio-Rad Laboratories, Inc (Class A)	43,086
18,586	*	Boston Scientific Corp	795,481
446	*	Bruker BioSciences Corp	2,172
414	*	Candela Corp	4,057
1,933	*	Cardiac Science, Inc	4,736
800	*	Cardiodynamics International Corp	4,040
1,175	*	Cepheid, Inc	13,560
394	*	Cerus Corp	946
366	*	Cholestech Corp	2,983
124	*	Closure Medical Corp	3,114
1,131		Cognex Corp	43,521
793	*	Coherent, Inc	23,671
475		Cohu, Inc	9,044
500	*	Cole National Corp	11,675
465	*	Conceptus, Inc	5,231
987	*	Conmed Corp	27,044
1,030		Cooper Cos, Inc	65,065
2,710	*	Credence Systems Corp	37,398
700	*	CTI Molecular Imaging, Inc	9,926
867	*	Cyberonics, Inc	28,923
209	*	Cyberoptics Corp	5,430
3,408	*	Cytyc Corp	86,461
446		Datascope Corp	17,702
2,255		Dentsply International, Inc	117,486
594	*	Depomed, Inc	2,940
360	*	Dionex Corp	19,861
503	*	DJ Orthopedics, Inc	11,569
645	*	DRS Technologies, Inc	20,576
8,290		Eastman Kodak Co	223,664
656		EDO Corp	15,823
1,837	*	Edwards Lifesciences Corp	64,019
866	*	Encore Medical Corp	5,456
618	*	Endocardial Solutions, Inc	6,396
300	*	ESCO Technologies, Inc	16,008
159	*	Exactech, Inc	3,450
245	*	Excel Technology, Inc	8,146
298	*	Faro Technologies, Inc	7,650

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

815	*	FEI Co	19,487
1,510	*	Fisher Scientific International, Inc	87,203
947	*	Flir Systems, Inc	51,990
781	*	Formfactor, Inc	17,533
1,312	*	Fossil, Inc	35,752
8,839		Guidant Corp	493,923
364	*	Haemonetics Corp	10,793
564	*	Hanger Orthopedic Group, Inc	6,610
463	*	Herley Industries, Inc	9,047
463	*	Hologic, Inc	10,765
283	*	ICU Medical, Inc	9,489
511	*	I-Flow Corp	6,060
300		II-VI, Inc	9,198
819	*	Illumina, Inc	5,201
1,017	*	Inamed Corp	63,918
1,170	*	Input/Output, Inc	9,699
454	*	Integra LifeSciences Holding	16,013
837	*	Intuitive Surgical, Inc	15,903
737		Invacare Corp	32,959
458	*	Invision Technologies, Inc	22,854
461	*	Ionics, Inc	13,023
593	*	Itron, Inc	13,603
995	*	Ixia	9,791
328		Keithley Instruments, Inc	7,265
207	*	Kensey Nash Corp	7,142
5,543	*	KLA-Tencor Corp	273,713
261	*	KVH Industries, Inc	3,323
655	*	Kyphon, Inc	18,458
509	*	Laserscope	14,023
219	*	LeCroy Corp	3,944
1,994	*	Lexar Media, Inc	13,320
1,706	*	LTX Corp	18,442
301	*	Measurement Specialties, Inc	6,502
208	*	Medical Action Industries, Inc	3,827
602	*	MedSource Technologies, Inc	4,274
34,140		Medtronic, Inc	1,663,301
1,244		Mentor Corp	42,657
814	*	Merit Medical Systems, Inc	12,967
1,088	*	Mettler-Toledo International, Inc	53,464
267	*	Micro Therapeutics, Inc	1,129
1,370	*	Millipore Corp	77,227
672		Mine Safety Appliances Co	22,646
854	*	MKS Instruments, Inc	19,488
369	*	Molecular Devices Corp	6,561
824		Movado Group, Inc	14,214
779		MTS Systems Corp	18,268
958	*	Nanogen, Inc	6,438
1,300	*	Newport Corp	21,021
438	*	Novoste Corp	1,200
609		Oakley, Inc	7,880
432	*	Ocular Sciences, Inc	16,416
1,941	*	Orbital Sciences Corp	26,805
883	*	Orthologic Corp	7,656
1,142	*	Orthovita, Inc	5,870
411	*	Osteotech, Inc	2,667
338	*	Palomar Medical Technologies, Inc	5,675
3,347		PerkinElmer, Inc	67,074
500	*	Photon Dynamics, Inc	17,535
1,605	*	Pinnacle Systems, Inc	11,476
500	*	Possis Medical, Inc	17,075
972	*	RAE Systems, Inc	5,249
11,653		Raytheon Co	416,828
1,112	*	Resmed, Inc	56,668
1,024	*	Respironics, Inc	60,160
166	*	Retractable Technologies, Inc	1,026
4,937		Rockwell Automation, Inc	185,187
311	*	Rofin-Sinar Technologies, Inc	7,896
1,002		Roper Industries, Inc	57,014
500	*	Rudolph Technologies, Inc	9,095
309	*	Sirf Technology Holdings, Inc	4,039
649	*	Sola International, Inc	11,182
519	*	Sonic Innovations, Inc	2,948
491	*	Sonic Solutions, Inc	10,434
600	*	SonoSite, Inc	14,346
5,212	*	St. Jude Medical, Inc	394,288
722	*	Star Scientific, Inc	2,859
2,032	*	Steris Corp	45,842
7,742		Stryker Corp	425,810
1,064	*	Sybron Dental Specialties, Inc	31,760
227	*	Synovis Life Technologies, Inc	2,440
100		Sypris Solutions, Inc	1,919
1,152	*	Techne Corp	50,054
2,234		Tektronix, Inc	76,001
1,073		Teleflex, Inc	53,811
5,361	*	Teradyne, Inc	121,695
4,661	*	Thermo Electron Corp	143,279

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

1,256	*	Thermogenesis	5,941
1,349	*	Thoratec Corp	14,475
1,427	*	Trimble Navigation Ltd	39,656
775	*	TriPath Imaging, Inc	7,293
152		United Industrial Corp	3,549
396	*	Urologix, Inc	6,114
2,031	*	Varian Medical Systems, Inc	161,160
804	*	Varian, Inc	33,889
351	*	Ventana Medical Systems, Inc	16,683
1,005	*	Viasys Healthcare, Inc	21,015
644	*	Viisage Technology, Inc	5,616
1,413	*	Visx, Inc	37,755
240	*	Vital Images, Inc	2,976
81		Vital Signs, Inc	2,352
450	*	Vivus, Inc	1,638
3,668	*	Waters Corp	175,257
514	*	Wright Medical Group, Inc	18,298
544		X-Rite, Inc	7,910
300		Young Innovations, Inc	7,620
6,959	*	Zimmer Holdings, Inc	613,784
300	*	Zoll Medical Corp	10,524
424	*	Zygo Corp	4,745

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	11,048,231

INSURANCE AGENTS, BROKERS AND SERVICE - 0.41%
8,265		AON Corp	235,305
1,468		Brown & Brown, Inc	63,271
454	*	Clark, Inc	8,422
364		Crawford & Co (Class B)	1,795
2,879		Gallagher (Arthur J.) & Co	87,666
998		Hilb, Rogal & Hamilton Co	35,609
14,738		Marsh & McLennan Cos, Inc	668,810
7,735	*	Medco Health Solutions, Inc	290,063
446		National Financial Partners Corp	15,730
993	*	USI Holdings Corp	15,689

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,422,360

INSURANCE CARRIERS - 4.91%
637		21st Century Insurance Group	8,243
4,298		Aetna, Inc	365,330
14,738		Aflac, Inc	601,458
1,285		Alfa Corp	17,990
184	*	Alleghany Corp	52,808
1,604	*	Allmerica Financial Corp	54,215
20,164		Allstate Corp	938,634
2,811		Ambac Financial Group, Inc	206,440
1,014		American Financial Group, Inc	30,998
64,954		American International Group, Inc	4,629,921
307	*	American Medical Security Group, Inc	8,366
241		American National Insurance Co	22,252
300	*	American Physicians Capital, Inc	6,945
531	*	AMERIGROUP Corp	26,125
1,153		AmerUs Group Co	47,734
3,893	*	Anthem, Inc	348,657
1,063	*	Argonaut Group, Inc	19,591
1,570		Assurant, Inc	41,417
437		Baldwin & Lyons, Inc (Class B)	11,729
2,175		Berkley (W.R.) Corp	93,416
426		Bristol West Holdings, Inc	7,749
571	*	Centene Corp	22,012
849	*	Ceres Group, Inc	5,213
5,303		Chubb Corp	361,559
4,105		Cigna Corp	282,465
4,097		Cincinnati Financial Corp	178,301
1,209	*	Citizens, Inc	9,915
643	*	CNA Financial Corp	19,026
362	*	CNA Surety Corp	3,964
659		Commerce Group, Inc	32,535
3,168	*	Conseco, Inc	63,043
1,291	*	Danielson Holdings Corp	8,921
835		Delphi Financial Group, Inc (Class A)	37,158
241		Direct General Corp	7,775
88		Donegal Group, Inc	1,764
870		Erie Indemnity Co (Class A)	40,699
579		FBL Financial Group, Inc (Class A)	16,363
4,338		Fidelity National Financial, Inc	161,992
213	*	Financial Industries Corp	1,977
2,010		First American Corp	52,039
226	*	FPIC Insurance Group, Inc	5,580
3,279	*	Genworth Financial, Inc	75,253
101		Great American Financial Resources, Inc	1,606
695		Harleysville Group, Inc	13,101
8,189		Hartford Financial Services Group, Inc	562,912
1,872		HCC Insurance Holdings, Inc	62,544
3,013	*	Health Net, Inc	79,845
415	*	HealthExtras, Inc	6,877

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

887		Horace Mann Educators Corp	15,505
4,696	*	Humana, Inc	79,362
100		Independence Holding Co	3,400
582		Infinity Property & Casualty Corp	19,206
4,257		Jefferson-Pilot Corp	216,256
91		Kansas City Life Insurance Co	3,830
521		Landamerica Financial Group, Inc	20,283
1,650		Leucadia National Corp	82,005
5,136		Lincoln National Corp	242,676
3,893		Loews Corp	233,424
239	*	Markel Corp	66,323
4,122		MBIA, Inc	235,449
753		Mercury General Corp	37,386
10,839		MetLife, Inc	388,578
2,553		MGIC Investment Corp	193,671
306		Midland Co	9,073
1,102		MONY Group, Inc	34,493
29	*	National Western Life Insurance Co (Class A)	4,453
1,683		Nationwide Financial Services, Inc (Class A)	63,298
300	*	Navigators Group, Inc	8,667
329		Odyssey Re Holdings Corp	7,896
1,897	*	Ohio Casualty Corp	38,187
5,335		Old Republic International Corp	126,546
2,507		Oxford Health Plans, Inc	137,985
2,282	*	Pacificare Health Systems, Inc	88,222
270		Penn-America Group, Inc	3,780
502	*	Philadelphia Consolidated Holding Corp	30,155
3,272		Phoenix Cos, Inc	40,082
90	*	Pico Holdings, Inc	1,721
1,362	*	PMA Capital Corp (Class A)	12,258
2,734		PMI Group, Inc	118,984
370		Presidential Life Corp	6,667
8,491		Principal Financial Group	295,317
737	*	ProAssurance Corp	25,139
5,922		Progressive Corp	505,147
1,841		Protective Life Corp	71,191
15,247		Prudential Financial, Inc	708,528
2,830		Radian Group, Inc	135,557
834		Reinsurance Group Of America, Inc	33,902
488		RLI Corp	17,812
3,950		Safeco Corp	173,800
282		Safety Insurance Group, Inc	6,040
742		Selective Insurance Group, Inc	29,591
625	*	Sierra Health Services, Inc	27,938
18,367		St. Paul Travelers Cos, Inc	744,598
848		Stancorp Financial Group, Inc	56,816
374		State Auto Financial Corp	11,489
432		Stewart Information Services Corp	14,589
3,501		Torchmark Corp	188,354
639		Transatlantic Holdings, Inc	51,753
263	*	Triad Guaranty, Inc	15,307
928	*	UICI	22,096
199		United Fire & Casualty Co	11,492
17,052		UnitedHealth Group, Inc	1,061,487
1,533		Unitrin, Inc	65,306
320	*	Universal American Financial Corp	3,514
8,425		UnumProvident Corp	133,958
1,016	*	Vesta Insurance Group, Inc	6,574
600	*	WellChoice, Inc	24,840
4,335	*	Wellpoint Health Networks, Inc	485,563
19		Wesco Financial Corp	6,878
300		Zenith National Insurance Corp	14,580

		TOTAL INSURANCE CARRIERS	17,173,434

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
100	*	Geo Group, Inc	2,040

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	2,040

LEATHER AND LEATHER PRODUCTS - 0.10%
469		Brown Shoe Co, Inc	19,196
5,378	*	Coach, Inc	243,032
648		K-Swiss, Inc (Class A)	13,096
887	*	Maxwell Shoe Co, Inc (Class A)	20,614
268	*	Steven Madden Ltd	5,352
513	*	Timberland Co (Class A)	33,135
75		Weyco Group, Inc	2,572
1,071		Wolverine World Wide, Inc	28,114

		TOTAL LEATHER AND LEATHER PRODUCTS	365,111

LEGAL SERVICES - 0.00%
173	*	Pre-Paid Legal Services, Inc	4,123

		TOTAL LEGAL SERVICES	4,123

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
1,598	*	Laidlaw International, Inc	20,710

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	20,710

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

LUMBER AND WOOD PRODUCTS - 0.12%
87		American Woodmark Corp	5,207
3,353	*	Champion Enterprises, Inc	30,781
347		Deltic Timber Corp	13,325
7,152		Georgia-Pacific Corp	264,481
400	*	Modtech Holdings, Inc	3,088
1,567		Rayonier, Inc	69,653
134		Skyline Corp	5,447
455		Universal Forest Products, Inc	14,674

		TOTAL LUMBER AND WOOD PRODUCTS	406,656

METAL MINING - 0.26%
301	*	Cleveland-Cliffs, Inc	16,973
6,281	*	Coeur D’alene Mines Corp	25,626
4,028		Freeport-McMoRan Copper & Gold, Inc (Class A)	133,528
4,323	*	Hecla Mining Co	24,641
11,258		Newmont Mining Corp	436,360
2,543		Phelps Dodge Corp	197,108
429		Royal Gold, Inc	6,079
717		Southern Peru Copper Corp	29,634
1,834	*	Stillwater Mining Co	27,528

		TOTAL METAL MINING	897,477

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
870		Blyth, Inc	30,006
1,930		Callaway Golf Co	21,886
400	*	Daktronics, Inc	9,980
221		Escalade, Inc	5,107
3,526		Hasbro, Inc	66,994
2,086	*	Identix, Inc	15,582
815	*	Jakks Pacific, Inc	16,944
1,500	*	K2, Inc	23,550
492	*	Leapfrog Enterprises, Inc	9,786
12,856		Mattel, Inc	234,622
699		Nautilus Group, Inc	13,637
652	*	Oneida Ltd	1,056
300		Penn Engineering & Manufacturing Corp	6,432
360	*	RC2 Corp	12,780
239		Russ Berrie & Co, Inc	4,644
670	*	Shuffle Master, Inc	24,328
189	*	Steinway Musical Instruments, Inc	6,632
963	*	Yankee Candle Co, Inc	28,168

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	532,134

MISCELLANEOUS RETAIL - 1.44%
505	*	1-800-Flowers.com, Inc (Class A)	4,111
564	*	AC Moore Arts & Crafts, Inc	15,516
918	*	Alloy, Inc	5,646
8,155	*	Amazon.com, Inc	443,632
1,303	*	Barnes & Noble, Inc	44,276
500	*	Big 5 Sporting Goods Corp	13,095
109		Blair Corp	3,150
105	*	Blue Nile, Inc	3,949
2,294		Borders Group, Inc	53,771
996		Cash America International, Inc	22,908
922	*	Coldwater Creek, Inc	24,405
11,368		CVS Corp	477,683
849	*	Dick’s Sporting Goods, Inc	28,314
1,400	*	Drugstore.com, Inc	4,886
620	*	Duane Reade, Inc	10,125
14,428	*	eBay, Inc	1,326,655
100	*	Finlay Enterprises, Inc	1,882
300		Friedman’s, Inc (Class A)	951
142	*	Galyans Trading Co, Inc	2,369
600		Hancock Fabrics, Inc	7,650
659	*	Hibbett Sporting Goods, Inc	18,024
550	*	Jill (J.) Group, Inc	12,975
1,017		Longs Drug Stores Corp	24,276
1,494	*	Marvel Enterprises, Inc	29,163
2,010		Michaels Stores, Inc	110,550
682		MSC Industrial Direct Co (Class A)	22,397
9,039	*	Office Depot, Inc	161,888
2,539		Omnicare, Inc	108,695
306	*	Overstock.com, Inc	11,958
200	*	Party City Corp	2,498
121	*	PC Connection, Inc	796
219	*	PC Mall, Inc	4,135
998	*	Petco Animal Supplies, Inc	32,146
4,111		Petsmart, Inc	133,402
719	*	Priceline.com, Inc	19,363
12,886	*	Rite Aid Corp	67,265
251	*	Sharper Image Corp	7,879
725	*	Sports Authority, Inc	26,028
490		Stamps.com, Inc	4,993
13,428		Staples, Inc	393,575

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

3,670		Tiffany & Co	135,240
6,166	*	Toys ‘R’ Us, Inc	98,224
394	*	Valuevision International, Inc (Class A)	5,130
29,332		Walgreen Co	1,062,112
153	*	Whitehall Jewellers, Inc	1,144
253		World Fuel Services Corp	11,405
1,466	*	Zale Corp	39,963

		TOTAL MISCELLANEOUS RETAIL	5,040,198

MOTION PICTURES - 1.30%
834	*	AMC Entertainment, Inc	12,819
884	*	Avid Technology, Inc	48,240
900		Blockbuster, Inc (Class A)	13,662
216		Carmike Cinemas, Inc	8,521
1,323	*	Hollywood Entertainment Corp	17,675
77,873	*	Liberty Media Corp (Class A)	700,078
1,594		Metro-Goldwyn-Mayer, Inc	19,287
650		Movie Gallery, Inc	12,708
983	*	NetFlix, Inc	35,339
371	*	Reading International, Inc	3,228
947		Regal Entertainment Group (Class A)	17,141
124,495	*	Time Warner, Inc	2,188,622
57,797		Walt Disney Co	1,473,246

		TOTAL MOTION PICTURES	4,550,566

NONDEPOSITORY INSTITUTIONS - 2.28%
460	*	Accredited Home Lenders Holding Co	12,949
1,075		Advanta Corp (Class A)	23,575
1,873		American Capital Strategies Ltd	52,481
32,114		American Express Co	1,650,017
4,438	*	AmeriCredit Corp	86,674
261		Asta Funding, Inc	4,541
6,509		Capital One Financial Corp	445,085
1,071	*	CapitalSource, Inc	26,186
1,377		CharterMac	27,072
5,466		CIT Group, Inc	209,293
629	*	CompuCredit Corp	10,882
7,626		Countrywide Financial Corp	535,727
183	*	Credit Acceptance Corp	2,758
2,470		Doral Financial Corp	85,215
342	*	Encore Capital Group, Inc	4,518
27,536		Fannie Mae	1,964,969
210		Federal Agricultural Mortgage Corp (Class C)	5,025
441	*	Financial Federal Corp	15,550
330	*	First Cash Financial Services, Inc	7,022
19,670		Freddie Mac	1,245,111
31,303		MBNA Corp	807,304
776		MCG Capital Corp	11,935
908	*	Metris Cos, Inc	7,891
228	*	Nelnet, Inc	4,047
1,060		New Century Financial Corp	49,629
7,803	*	Providian Financial Corp	114,470
784	*	Saxon Capital, Inc	17,899
11,911		SLM Corp	481,800
126		Student Loan Corp	17,199
370		Westcorp	16,817
295	*	WFS Financial, Inc	14,605
401	*	World Acceptance Corp	7,350

		TOTAL NONDEPOSITORY INSTITUTIONS	7,965,596

NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
401		Amcol International Corp	7,599
2,830		Vulcan Materials Co	134,567

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	142,166

OIL AND GAS EXTRACTION - 1.63%
7,250		Anadarko Petroleum Corp	424,850
9,100		Apache Corp	396,305
362	*	Atwood Oceanics, Inc	15,114
568		Berry Petroleum Co (Class A)	16,705
4,251	*	BJ Services Co	194,866
625	*	Brigham Exploration Co	5,738
11,649		Burlington Resources, Inc	421,461
686		Cabot Oil & Gas Corp (Class A)	29,018
944	*	Cal Dive International, Inc	28,622
353	*	Callon Petroleum Co	5,034
532	*	Cheniere Energy, Inc	10,411
6,821		Chesapeake Energy Corp	100,405
1,362	*	Cimarex Energy Co	41,173
92	*	Clayton Williams Energy, Inc	2,199
977	*	Comstock Resources, Inc	19,012
447	*	Delta Petroleum Corp	6,012
1,540	*	Denbury Resources, Inc	32,263
6,550		Devon Energy Corp	432,300
1,544		Diamond Offshore Drilling, Inc	36,794
365	*	Edge Petroleum Corp	6,205

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

235	*	Encore Acquisition Co	6,557
565	*	Energy Partners Ltd	8,645
4,345		ENSCO International, Inc	126,440
3,343		EOG Resources, Inc	199,611
1,320	*	Evergreen Resources, Inc	53,328
1,291	*	Forest Oil Corp	35,270
753	*	FX Energy, Inc	6,709
2,729	*	Global Industries Ltd	15,610
3,722	*	Grey Wolf, Inc	15,781
1,730	*	Hanover Compressor Co	20,587
1,012	*	Harvest Natural Resources, Inc	15,089
1,583		Helmerich & Payne, Inc	41,395
539	*	Houston Exploration Co	27,942
1,424	*	KCS Energy, Inc	18,968
3,819		Kerr-McGee Corp	205,348
2,747	*	Key Energy Services, Inc	25,932
1,792	*	Magnum Hunter Resources, Inc	18,601
58	*	Magnum Hunter Resources, Inc Wts 03/21/05	29
9,256		Marathon Oil Corp	350,247
316	*	McMoRan Exploration Co	4,923
1,900	*	Meridian Resource Corp	13,186
1,143	*	Mission Resources Corp	6,515
1,307	*	Newfield Exploration Co	72,852
1,860	*	Newpark Resources, Inc	11,532
1,804		Noble Energy, Inc	92,004
10,660		Occidental Petroleum Corp	516,051
679	*	Oceaneering International, Inc	23,256
3,446	*	Parker Drilling Co	13,164
1,987		Patina Oil & Gas Corp	59,352
2,327		Patterson-UTI Energy, Inc	77,745
390		Penn Virginia Corp	14,083
421	*	Petroleum Development Corp	11,544
3,475		Pioneer Natural Resources Co	121,903
2,021	*	Plains Exploration & Production Co	37,085
1,861		Pogo Producing Co	91,933
3,217	*	Pride International, Inc	55,043
372	*	Prima Energy Corp	14,720
500	*	Quicksilver Resources, Inc	33,535
1,517		Range Resources Corp	22,148
779	*	Remington Oil & Gas Corp	18,384
2,555	*	Rowan Cos, Inc	62,163
150		RPC, Inc	2,369
441	*	Seacor Smit, Inc	19,373
1,294	*	Southwestern Energy Co	37,099
700	*	Spinnaker Exploration Co	27,566
755		St. Mary Land & Exploration Co	26,916
607	*	Stone Energy Corp	27,728
1,500	*	Superior Energy Services, Inc	15,075
774	*	Swift Energy Co	17,074
790	*	Syntroleum Corp	5,230
668	*	Tetra Technologies, Inc	17,936
1,671		Tidewater, Inc	49,796
340	*	Todco	5,260
464	*	Transmontaigne, Inc	2,496
1,300	*	Unit Corp	40,885
7,436		Unocal Corp	282,568
2,673	*	Varco International, Inc	58,512
1,396	*	Veritas DGC, Inc	32,317
1,767		Vintage Petroleum, Inc	29,986
822	*	W-H Energy Services, Inc	16,111
6,607		XTO Energy, Inc	196,823

		TOTAL OIL AND GAS EXTRACTION	5,700,817

PAPER AND ALLIED PRODUCTS - 0.75%
2,762		Bemis Co	78,027
2,001		Boise Cascade Corp	75,318
1,595		Bowater, Inc	66,336
827	*	Buckeye Technologies, Inc	9,511
696	*	Caraustar Industries, Inc	9,821
780		Chesapeake Corp	20,810
1,264		Glatfelter	17,797
467	*	Graphic Packaging Corp	4,040
500		Greif, Inc (Class A)	21,125
14,025		International Paper Co	626,918
14,119		Kimberly-Clark Corp	930,160
2,195	*	Longview Fibre Co	32,332
5,836		MeadWestvaco Corp	171,520
1,900		Packaging Corp Of America	45,410
4,786	*	Pactiv Corp	119,363
908	*	Playtex Products, Inc	7,101
420		Pope & Talbot, Inc	8,303
798		Potlatch Corp	33,229
446		Rock-Tenn Co (Class A)	7,560
456		Schweitzer-Mauduit International, Inc	13,967
7,198	*	Smurfit-Stone Container Corp	143,600
2,784		Sonoco Products Co	70,992

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

1,425		Temple-Inland, Inc	98,681
1,197		Wausau-Mosinee Paper Corp	20,708

		TOTAL PAPER AND ALLIED PRODUCTS	2,632,629

PERSONAL SERVICES - 0.19%
1,346	*	Alderwoods Group, Inc	16,421
236		Angelica Corp	5,926
3,588		Cintas Corp	171,040
576	*	Coinstar, Inc	12,655
716		G & K Services, Inc (Class A)	28,776
5,214		H & R Block, Inc	248,604
1,490		Regis Corp	66,439
8,724	*	Service Corp International	64,296
241		Unifirst Corp	7,011
1,243	*	Weight Watchers International, Inc	48,651

		TOTAL PERSONAL SERVICES	669,819

PETROLEUM AND COAL PRODUCTS - 3.90%
2,163		Amerada Hess Corp	171,288
1,959		Ashland, Inc	103,455
30,137		ChevronTexaco Corp	2,836,193
19,445		ConocoPhillips	1,483,459
524		ElkCorp	12,545
184,192		ExxonMobil Corp	8,179,967
700		Frontier Oil Corp	14,833
299	*	Giant Industries, Inc	6,578
952	*	Headwaters, Inc	24,685
300		Holly Corp	11,220
1,454		Lubrizol Corp	53,245
4,110		Lyondell Chemical Co	71,473
2,302		Murphy Oil Corp	169,657
946	*	Premcor, Inc	35,475
2,300		Sunoco, Inc	146,326
1,845	*	Tesoro Petroleum Corp	50,922
3,384		Valero Energy Corp	249,604
552		WD-40 Co	16,527

		TOTAL PETROLEUM AND COAL PRODUCTS	13,637,452

PRIMARY METAL INDUSTRIES - 0.56%
3,061	*	AK Steel Holding Corp	16,131
24,229		Alcoa, Inc	800,284
2,824		Allegheny Technologies, Inc	50,973
4,336	*	Andrew Corp	86,763
592		Belden, Inc	12,687
472	*	Brush Engineered Materials, Inc	8,921
1,159	*	Cable Design Technologies Corp	12,285
569		Carpenter Technology Corp	19,374
500	*	Century Aluminum Co	12,395
1,781	*	CommScope, Inc	38,202
438		Curtiss-Wright Corp	24,611
700	*	Encore Wire Corp	19,299
3,523		Engelhard Corp	113,828
816	*	General Cable Corp	6,977
316		Gibraltar Steel Corp	10,371
384	*	Imco Recycling, Inc	5,076
890	*	Lone Star Technologies, Inc	24,528
774		Matthews International Corp (Class A)	25,496
1,125	*	Maverick Tube Corp	29,543
1,107		Mueller Industries, Inc	39,631
286		NN, Inc	3,635
516	*	NS Group, Inc	8,483
2,413		Nucor Corp	185,222
748	*	Oregon Steel Mills, Inc	11,026
1,860		Precision Castparts Corp	101,723
554		Quanex Corp	26,980
857	*	RTI International Metals, Inc	13,669
251		Ryerson Tull, Inc	3,986
450		Schnitzer Steel Industries, Inc (Class A)	15,282
1,067	*	Steel Dynamics, Inc	30,548
638		Texas Industries, Inc	26,266
37	*	Titanium Metals Corp	3,424
741		Tredegar Corp	11,952
3,413		United States Steel Corp	119,865
169	*	Wheeling-Pittsburgh Corp	3,525
2,063		Worthington Industries, Inc	42,353

		TOTAL PRIMARY METAL INDUSTRIES	1,965,314

PRINTING AND PUBLISHING - 0.84%
1,857	*	American Greetings Corp (Class A)	43,045
663		Banta Corp	29,444
2,742		Belo (A.H.) Corp Series A	73,623
539		Bowne & Co, Inc	8,543
345	*	Cenveo, Inc	1,011
299	*	Consolidated Graphics, Inc	13,171
225		Courier Corp	9,392
184		CSS Industries, Inc	6,447

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

1,213		Dow Jones & Co, Inc	54,706
422		Ennis Business Forms, Inc	8,229
7,764		Gannett Co, Inc	658,775
814		Harland (John H.) Co	23,891
1,803		Harte-Hanks, Inc	44,011
1,308		Hollinger International, Inc	21,961
185	*	Information Holdings, Inc	5,063
1,179	*	Journal Register Co	23,580
2,340		Knight Ridder, Inc	168,480
1,558		Lee Enterprises, Inc	74,800
325	*	Martha Stewart Living Omnimedia, Inc (Class A)	2,925
487		McClatchy Co (Class A)	34,163
5,383		McGraw-Hill Cos, Inc	412,176
574		Media General, Inc (Class A)	36,862
939		Meredith Corp	51,607
4,189		New York Times Co (Class A)	187,290
550	*	Playboy Enterprises, Inc (Class B)	6,386
4,589	*	Primedia, Inc	12,757
227		Pulitzer, Inc	11,100
5,587		R.R. Donnelley & Sons Co	184,483
2,243		Reader’s Digest Association, Inc (Class A)	35,866
1,013	*	Scholastic Corp	30,339
999		Scripps (E.W.) Co (Class A)	104,895
338		Standard Register Co	4,022
300		Thomas Nelson, Inc	6,822
6,633		Tribune Co	302,067
1,194	*	Valassis Communications, Inc	36,381
159		Washington Post Co (Class B)	147,872
1,476		Wiley (John) & Sons, Inc (Class A)	47,232

		TOTAL PRINTING AND PUBLISHING	2,923,417

RAILROAD TRANSPORTATION - 0.39%
10,546		Burlington Northern Santa Fe Corp	369,848
6,208		CSX Corp	203,436
585		Florida East Coast Industries	22,610
490	*	Genesee & Wyoming, Inc (Class A)	11,613
1,658	*	Kansas City Southern Industries, Inc	25,699
11,516		Norfolk Southern Corp	305,404
7,261		Union Pacific Corp	431,666

		TOTAL RAILROAD TRANSPORTATION	1,370,276

REAL ESTATE - 0.08%
90	*	Avatar Holdings, Inc	3,744
3,338		Catellus Development Corp	82,282
151		Consolidated-Tomoka Land Co	5,702
965		Forest City Enterprises, Inc (Class A)	51,145
1,014	*	Jones Lang LaSalle, Inc	27,479
532		LNR Property Corp	28,861
1,116		St. Joe Co	44,305
2,339	*	Stewart Enterprises, Inc (Class A)	19,039
182	*	Tarragon Realty Investors, Inc	2,685
991	*	Trammell Crow Co	13,973
74	*	United Capital Corp	1,260

		TOTAL REAL ESTATE	280,475

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.25%
415	*	Applied Films Corp	12,043
1,219		Aptargroup, Inc	53,258
248		Bandag, Inc	11,043
2,154		Cooper Tire & Rubber Co	49,542
252	*	Deckers Outdoor Corp	7,431
4,711	*	Goodyear Tire & Rubber Co	42,823
935	*	Jarden Corp	33,651
211		Myers Industries, Inc	2,975
4,729		Nike, Inc (Class B)	358,222
168		Quixote Corp	3,368
1,445		Reebok International Ltd	51,991
1,126		Schulman (A.), Inc	24,198
2,543	*	Sealed Air Corp	135,466
499	*	Skechers U.S.A., Inc (Class A)	6,487
757		Spartech Corp	19,637
200	*	Trex Co, Inc	7,550
1,467		Tupperware Corp	28,504
484	*	Vans, Inc	9,946

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS	858,135

SECURITY AND COMMODITY BROKERS - 1.93%
2,247		A.G. Edwards, Inc	76,465
1,025	*	Affiliated Managers Group, Inc	51,629
6,560	*	Ameritrade Holding Corp	74,456
2,861		Bear Stearns Cos, Inc	241,211
172		BKF Capital Group, Inc	4,997
500		Blackrock, Inc	31,915
29,736		Charles Schwab Corp	285,763
831		Chicago Mercantile Exchange	119,971
10,151	*	E*Trade Financial Corp	113,184

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

2,076		Eaton Vance Corp	79,324
2,221		Federated Investors, Inc (Class B)	67,385
188		First Albany Cos, Inc	1,888
4,351		Franklin Resources, Inc	217,898
175		Gabelli Asset Management, Inc (Class A)	7,438
9,025		Goldman Sachs Group, Inc	849,794
4,013	*	Instinet Group, Inc	21,189
1,273	*	Investment Technology Group, Inc	16,282
1,980		Investors Financial Services Corp	86,288
7,132		Janus Capital Group, Inc	117,607
1,328		Jefferies Group, Inc	41,062
3,268	*	Knight Trading Group, Inc	32,745
1,377	*	LaBranche & Co, Inc	11,594
1,940		Legg Mason, Inc	176,559
7,647		Lehman Brothers Holdings, Inc	575,437
26,670		Merrill Lynch & Co, Inc	1,439,647
30,827		Morgan Stanley	1,626,741
600		Nuveen Investments, Inc	16,080
547	*	Piper Jaffray Cos	24,741
1,849		Raymond James Financial, Inc	48,906
284		Sanders Morris Harris Group, Inc	4,189
2,136		SEI Investments Co	62,029
152	*	Stifel Financial Corp	4,134
376		SWS Group, Inc	5,753
3,042		T Rowe Price Group, Inc	153,317
2,327		Waddell & Reed Financial, Inc (Class A)	51,450

		TOTAL SECURITY AND COMMODITY BROKERS	6,739,068

SOCIAL SERVICES - 0.01%
318	*	Bright Horizons Family Solutions, Inc	17,048
491	*	Res-Care, Inc	6,236

		TOTAL SOCIAL SERVICES	23,284

SPECIAL TRADE CONTRACTORS - 0.03%
1,813	*	Bookham Technology plc (Spon ADR)	1,740
264		Chemed Corp	12,804
1,544	*	Dycom Industries, Inc	43,232
404	*	EMCOR Group, Inc	17,768
2,016	*	Integrated Electrical Services, Inc	16,229
144	*	John B. Sanfilippo & Son	3,848
277	*	Layne Christensen Co	4,584
428	*	Matrix Service Co	3,916
2,000	*	Quanta Services, Inc	12,440

		TOTAL SPECIAL TRADE CONTRACTORS	116,561

STONE, CLAY, AND GLASS PRODUCTS - 0.22%
498		Ameron International Corp	16,997
277		Anchor Glass Container Corp	3,748
488		Apogee Enterprises, Inc	5,075
634	*	Cabot Microelectronics Corp	19,407
318		CARBO Ceramics, Inc	21,704
38,511	*	Corning, Inc	502,954
285		Eagle Materials, Inc	20,241
286		Eagle Materials, Inc (Class B)	19,806
885		Florida Rock Industries, Inc	37,320
924		Lafarge North America, Inc	40,009
501		Libbey, Inc	13,908
3,223	*	Owens-Illinois, Inc	54,017
595	*	U.S. Concrete, Inc	4,195
1,386	b *	USG Corp	24,366

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	783,747

TOBACCO PRODUCTS - 0.94%
57,758		Altria Group, Inc	2,890,788
1,056		Loews Corp (Carolina Group)	25,925
2,401		R.J. Reynolds Tobacco Holdings, Inc	162,284
617		Universal Corp (Virginia)	31,430
4,917		UST, Inc	177,012
595		Vector Group Ltd	9,377

		TOTAL TOBACCO PRODUCTS	3,296,816

TRANSPORTATION BY AIR - 0.41%
2,312	*	Airtran Holdings, Inc	32,692
754	*	Alaska Air Group, Inc	17,998
799	*	America West Holdings Corp (Class B)	7,255
4,631	*	AMR Corp	56,081
986	*	Atlantic Coast Airlines Holdings, Inc	5,660
2,163	*	Continental Airlines, Inc (Class B)	24,593
2,675	*	Delta Air Lines, Inc	19,046
1,011	*	ExpressJet Holdings, Inc	12,274
8,633		FedEx Corp	705,230
606	*	Forward Air Corp	22,664
799	*	Frontier Airlines, Inc	8,693
2,619	*	JetBlue Airways Corp	76,946
255	*	MAIR Holdings, Inc	2,081
614	*	Mesa Air Group, Inc	4,967

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

2,106	*	Northwest Airlines Corp	23,419
579	*	Offshore Logistics, Inc	16,281
100	*	Petroleum Helicopters (Vote)	1,925
546	*	Pinnacle Airlines Corp	6,170
1,958		Skywest, Inc	34,089
21,569		Southwest Airlines Co	361,712

		TOTAL TRANSPORTATION BY AIR	1,439,776

TRANSPORTATION EQUIPMENT - 2.58%
803	*	AAR Corp	9,114
603	*	Aftermarket Technology Corp	9,950
810		American Axle & Manufacturing Holdings, Inc	29,452
468		Arctic Cat, Inc	12,884
1,892		ArvinMeritor, Inc	37,026
2,784		Autoliv, Inc	117,485
1,042	*	BE Aerospace, Inc	7,898
23,399		Boeing Co	1,195,455
2,233		Brunswick Corp	91,106
690		Clarcor, Inc	31,602
563		Coachmen Industries, Inc	9,002
48		Curtiss-Wright Corp (Class B)	2,581
4,389		Dana Corp	86,024
14,048		Delphi Corp	150,033
94	*	Ducommun, Inc	2,010
158	*	Dura Automotive Systems, Inc	1,446
301	*	Fairchild Corp (Class A)	1,288
1,274		Federal Signal Corp	23,709
1,526	*	Fleetwood Enterprises, Inc	22,203
50,541		Ford Motor Co	790,967
1,126		GenCorp, Inc	15,077
5,432		General Dynamics Corp	539,398
13,263		General Motors Corp	617,923
2,163		Gentex Corp	85,828
5,170		Genuine Parts Co	205,146
3,419		Goodrich Corp	110,536
144	*	Greenbrier Cos, Inc	2,743
8,592		Harley-Davidson, Inc	532,188
719		Heico Corp	13,122
71		Heico Corp (Class A)	990
23,866		Honeywell International, Inc	874,212
885		Kaman Corp (Class A)	12,381
10,709		Lockheed Martin Corp	557,725
797		Monaco Coach Corp	22,451
1,556	*	Navistar International Corp	60,311
179		Noble International Ltd	4,434
10,196		Northrop Grumman Corp	547,525
1,012		Oshkosh Truck Corp	57,998
4,615		Paccar, Inc	267,624
1,312		Polaris Industries, Inc	62,976
233	*	Sequa Corp (Class A)	13,624
900	*	Sports Resorts International, Inc	3,420
130		Standard Motor Products, Inc	1,915
48	*	Strattec Security Corp	3,285
574		Superior Industries International, Inc	19,200
1,092	*	Teledyne Technologies, Inc	21,862
1,417	*	Tenneco Automotive, Inc	18,747
3,435		Textron, Inc	203,867
904		Thor Industries, Inc	30,248
801		Trinity Industries, Inc	25,464
316	*	Triumph Group, Inc	10,090
888	*	United Defense Industries, Inc	31,080
14,475		United Technologies Corp	1,324,173
3,804		Visteon Corp	44,393
981	*	Wabash National Corp	27,027
1,189		Wabtec Corp	21,450
730		Winnebago Industries, Inc	27,214

		TOTAL TRANSPORTATION EQUIPMENT	9,048,882

TRANSPORTATION SERVICES - 0.13%
77		Ambassadors Group, Inc	1,810
160		Ambassadors International, Inc	2,046
2,119		C.H. Robinson Worldwide, Inc	97,135
1,007	*	EGL, Inc	26,786
2,918		Expeditors International Of Washington, Inc	144,178
1,285		GATX Corp	34,952
164	*	HUB Group, Inc	5,592
600	*	Navigant International, Inc	10,674
345	*	Orbitz, Inc (Class A)	7,459
600	*	Pacer International, Inc	11,100
1,200	*	RailAmerica, Inc	17,520
3,990		Sabre Holdings Corp	110,563

		TOTAL TRANSPORTATION SERVICES	469,815

TRUCKING AND WAREHOUSING - 0.45%
600		Arkansas Best Corp	19,752
1,419		CNF, Inc	58,974

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

197	*	Covenant Transport, Inc (Class A)	3,367
808		Heartland Express, Inc	22,107
1,742		Hunt (J.B.) Transport Services, Inc	67,206
790	*	Landstar System, Inc	41,767
257	*	Marten Transport Ltd	4,793
448	*	Old Dominion Freight Line	13,207
199		Overnite Corp	5,851
400	*	P.A.M. Transportation Services	7,640
399	*	SCS Transportation, Inc	10,530
1,545	*	Swift Transportation Co, Inc	27,733
200	*	U.S. Xpress Enterprises, Inc (Class A)	3,146
15,862		United Parcel Service, Inc (Class B)	1,192,347
726		USF Corp	25,504
1,281		Werner Enterprises, Inc	27,029
1,202	*	Yellow Roadway Corp	47,912

		TOTAL TRUCKING AND WAREHOUSING	1,578,865

WATER TRANSPORTATION - 0.03%
1,359		Alexander & Baldwin, Inc	45,459
184	*	Gulfmark Offshore, Inc	2,904
492	*	Kirby Corp	19,139
186		Maritrans, Inc	2,799
895		Overseas Shipholding Group, Inc	39,496
314	*	Seabulk International, Inc	2,591

		TOTAL WATER TRANSPORTATION	112,388

WHOLESALE TRADE-DURABLE GOODS - 1.79%
143	*	1-800 Contacts, Inc	2,121
491		Action Performance Cos, Inc	7,399
1,611		Agilysys, Inc	22,216
159	*	Alliance Imaging, Inc	727
780		Anixter International, Inc	26,543
2,593	*	Apogent Technologies, Inc	82,976
579		Applied Industrial Technologies, Inc	17,439
2,761	*	Arrow Electronics, Inc	74,050
447	*	Audiovox Corp (Class A)	7,545
1,130	*	Aviall, Inc	21,481
3,546	*	Avnet, Inc	80,494
442		Barnes Group, Inc	12,809
574	*	BioVeris Corp	4,776
1,588		BorgWarner, Inc	69,507
243	*	Boyds Collection Ltd	807
544	*	Brightpoint, Inc	7,480
913		Carlisle Cos, Inc	56,834
1,785		CDW Corp	113,812
832		Commercial Metals Co	26,998
300	*	Compucom Systems, Inc	1,362
351	*	Department 56, Inc	5,405
604	*	Digi International, Inc	6,475
398	*	Global Imaging Systems, Inc	14,591
605		Handleman Co	14,012
1,126		Hughes Supply, Inc	66,355
4,661		IKON Office Solutions, Inc	53,462
416	*	Imagistics International, Inc	14,726
3,430	*	Ingram Micro, Inc (Class A)	49,632
976	*	Insight Enterprises, Inc	17,334
168	*	Insurance Auto Auctions, Inc	2,856
83,607		Johnson & Johnson	4,656,910
440	*	Keystone Automotive Industries, Inc	12,272
693	*	Knight Transportation, Inc	19,910
122		Lawson Products, Inc	4,654
1,506		Martin Marietta Materials, Inc	66,761
309	*	Merge Technologies, Inc	4,521
1,210	*	Microtek Medical Holdings, Inc	6,195
589	*	Navarre Corp	8,476
1,223		Owens & Minor, Inc	31,676
1,779	*	Patterson Dental Co	136,076
1,474		Pep Boys-Manny Moe & Jack	37,366
100		Pomeroy IT Solutions, Inc	1,192
2,367	*	PSS World Medical, Inc	26,510
924		Reliance Steel & Aluminum Co	37,256
6,993	*	Safeguard Scientifics, Inc	16,084
353	*	Scansource, Inc	20,975
931		SCP Pool Corp	41,895
500	*	TBC Corp	11,900
1,688	*	Tech Data Corp	66,051
2,167		W.W. Grainger, Inc	124,603
564		Watsco, Inc	15,831
505	*	WESCO International, Inc	9,292
1,164	*	Zoran Corp	21,359

		TOTAL WHOLESALE TRADE-DURABLE GOODS	6,259,989

WHOLESALE TRADE-NONDURABLE GOODS - 0.80%
1,166		Acuity Brands, Inc	31,482
1,000		Advanced Marketing Services, Inc	12,910
1,935		Airgas, Inc	46,266

TIAA-CREF Mutual Funds - Equity Index Fund

SHARE/PRINCIPAL			VALUE

771	*	Allscripts Healthcare Solutions, Inc	6,045
3,237		AmerisourceBergen Corp	193,508
1,943		Brown-Forman Corp (Class B)	93,789
12,374		Cardinal Health, Inc	866,799
280	*	Central European Distribution Corp	7,255
991	*	Chiquita Brands International, Inc	20,732
175		D&K Healthcare Resources, Inc	2,100
1,077		DIMON, Inc	6,160
880	*	Endo Pharmaceuticals Holdings, Inc	20,636
629		Getty Realty Corp	15,826
587	*	Hain Celestial Group, Inc	10,625
1,148	*	Henry Schein, Inc	72,485
100		Kenneth Cole Productions, Inc (Class A)	3,427
7,629		McKesson Corp	261,904
896	*	Men’s Wearhouse, Inc	23,645
568	*	Metals USA, Inc	10,156
171		Nash Finch Co	4,280
872		Nu Skin Enterprises, Inc (Class A)	22,079
1,302	*	Performance Food Group Co	34,555
1,732		Perrigo Co	32,856
77	*	Perry Ellis International, Inc	1,945
1,160	*	Plains Resources, Inc	19,662
928	*	Priority Healthcare Corp (Class B)	21,298
707		Russell Corp	12,698
466	*	School Specialty, Inc	16,920
352	*	Smart & Final, Inc	4,231
300		Standard Commercial Corp	5,415
1,173		Stride Rite Corp	12,938
3,935		Supervalu, Inc	120,450
18,009		Sysco Corp	645,983
1,072	*	Tractor Supply Co	44,786
1,520	*	United Natural Foods, Inc	43,943
911	*	United Stationers, Inc	36,185
587		Valhi, Inc	6,674

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,792,648

		TOTAL COMMON STOCKS (Cost:$332,757,583)	347,510,898

	SHORT TERM INVESTMENTS - 0.57%
	U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.57%
$1,990,000		FEDERAL HOME LOAN BANKS (FHLB)	$1,989,934

		1.000%, 07/01/04
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,989,934

		TOTAL SHORT TERM INVESTMENTS (Cost $1,990,000)	1,989,934

		TOTAL PORTFOLIO - 99.94% (Cost $334,749,617)	349,503,373
		OTHER ASSETS & LIABILITIES, NET -0.06%	225,135

		NET ASSETS - 100.00%	$349,728,508

	*	Non-income producing
	b	In bankruptcy
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.  Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Mutual Funds - Social Choice Equity Fund

TIAA-CREF MUTUAL FUNDS
STATEMENT  OF  INVESTMENTS (Unaudited)
SOCIAL CHOICE EQUITY FUND
June 30, 2004

Shares				Value

PREFERRED STOCKS - 0.00%
ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%
	1,086	*	NiSource, Inc (Sails)	$2,737
	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			2,737

	TOTAL PREFERRED STOCKS			2,737
	(Cost $2,206)
COMMON STOCKS - 99.59%
AMUSEMENT AND RECREATION SERVICES - 0.04%
	951	*	Gaylord Entertainment Co	29,852
	500	*	Sunterra Corp	6,300

	TOTAL AMUSEMENT AND RECREATION SERVICES			36,152

APPAREL AND ACCESSORY STORES - 0.55%
	71	*	Charming Shoppes, Inc	634
	1,165		Foot Locker, Inc	28,356
	8,378		Gap, Inc	203,167
	2,300		Limited Brands, Inc	43,010
	1,424		Nordstrom, Inc	60,677
	1,344		Ross Stores, Inc	35,965
	7,054		TJX Cos, Inc	170,284

	TOTAL APPAREL AND ACCESSORY STORES			542,093

APPAREL AND OTHER TEXTILE PRODUCTS - 0.25%
	2,525	*	Collins & Aikman Corp	14,115
	900	*	Hartmarx Corp	5,670
	1,119		Liz Claiborne, Inc	40,262
	648		Oxford Industries, Inc	28,227
	491		Phillips-Van Heusen Corp	9,452
	3,025		VF Corp	147,318

	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS			245,044

AUTO REPAIR, SERVICES AND PARKING - 0.01%
	248		Central Parking Corp	4,635
	237	*	Midas, Inc	4,124
	68		Ryder System, Inc	2,725

	TOTAL AUTO REPAIR, SERVICES AND PARKING			11,484

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
	537	*	Autozone, Inc	43,014
	835	*	Carmax, Inc	18,261
	400	*	Copart, Inc	10,680
	500	*	Rush Enterprises, Inc	6,450

	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS			78,405

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.43%
	276		Fastenal Co	15,685
	26,384		Home Depot, Inc	928,717
	8,900		Lowe’s Cos	467,695

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			1,412,097

BUSINESS SERVICES - 6.31%
	3,949	*	3Com Corp	24,681
	100	*	Administaff, Inc	1,660
	1,481		Adobe Systems, Inc	68,867
	1,043	*	Akamai Technologies, Inc	18,722
	613	*	Aspect Communications Corp	8,705
	10,483		Automatic Data Processing, Inc	439,028
	1,870	*	BEA Systems, Inc	15,371
	858	*	Bisys Group, Inc	12,063
	1,215	*	BMC Software, Inc	22,478
	1,714	*	Brocade Communications Systems, Inc	10,250
	1,658	*	Cadence Design Systems, Inc	24,257
	1,848	*	Ceridian Corp	41,580
	615		Certegy, Inc	23,862
	612	*	Ciber, Inc	5,031
	600	*	Citrix Systems, Inc	12,216
	2,458	*	CNET Networks, Inc	27,210
	400	*	Cognizant Technology Solutions Corp	10,164
	3,367	*	Compuware Corp	22,222
	1,964	*	Convergys Corp	30,246
	100	*	CSG Systems International, Inc	2,070

TIAA-CREF Mutual Funds - Social Choice Equity Fund

Shares				Value

	342		Deluxe Corp	14,877
	100	*	Digital Insight Corp	2,073
	1,364	*	DST Systems, Inc	65,595
	608	*	Dun & Bradstreet Corp	32,777
	1	*	E.piphany, Inc	5
	400	*	Earthlink, Inc	4,140
	43	*	eFunds Corp	753
	1,826	*	Electronic Arts, Inc	99,608
	6,716		Electronic Data Systems Corp	128,611
	400	*	Equinix, Inc	13,576
	233	*	Extreme Networks, Inc	1,286
	300		Fair Isaac Corp	10,014
	400	*	First Advantage Corp	7,560
	2,323	*	Fiserv, Inc	90,341
	90	*	Getty Images, Inc	5,400
	1,626	*	GSI Commerce, Inc	15,658
	620		Henry (Jack) & Associates, Inc	12,462
	366	*	iGate Corp	1,457
	2,136		IMS Health, Inc	50,068
	2,700	*	Innovative Solutions & Support, Inc	52,704
	1,090	*	Intuit, Inc	42,052
	585	*	Iron Mountain, Inc	28,232
	4,885	*	Juniper Networks, Inc	120,024
	938	*	Lamar Advertising Co	40,662
	613		Manpower, Inc	31,122
	41	*	Mercury Interactive Corp	2,043
	88,442		Microsoft Corp	2,525,904
	1,100	*	Mindspeed Technologies, Inc	5,456
	1,291	*	Monster Worldwide, Inc	33,205
	600	*	National Processing, Inc	17,250
	300	*	NCR Corp	14,877
	1,302	*	NIC, Inc	9,335
	4,100	*	Novell, Inc	34,399
	3,313		Omnicom Group, Inc	251,424
	38,703	*	Oracle Corp	461,727
	100	*	PalmSource, Inc	1,714
	800	*	PDI, Inc	24,264
	1,659	*	Peoplesoft, Inc	30,692
	1,100	*	Perot Systems Corp (Class A)	14,597
	354	*	Pixar	24,607
	1,100	*	Red Hat, Inc	25,267
	500	*	Retek, Inc	3,070
	1,525		Robert Half International, Inc	45,399
	821	*	Sapient Corp	4,934
	224	*	Scansoft, Inc	1,109
	3,600	*	Siebel Systems, Inc	38,448
	1,789	*	Spherion Corp	18,140
	31,475	*	Sun Microsystems, Inc	136,602
	3,652	*	SunGard Data Systems, Inc	94,952
	2,420	*	Symantec Corp	105,948
	504	*	Synopsys, Inc	14,329
	1,828		Total System Services, Inc	40,033
	580	*	Trizetto Group, Inc	3,886
	2,369	*	Unisys Corp	32,882
	500	*	United Rentals, Inc	8,945
	600	*	Universal Compression Holdings, Inc	18,408
	2,432	*	VeriSign, Inc	48,397
	2,595	*	Veritas Software Corp	71,882
	9,774	*	Yahoo!, Inc	355,089

	TOTAL BUSINESS SERVICES			6,210,954

CHEMICALS AND ALLIED PRODUCTS - 9.84%
	762	*	Abgenix, Inc	8,931
	692	*	Able Laboratories, Inc	14,228
	354	*	Adolor Corp	4,489
	800	*	Advancis Pharmaceutical Corp	5,432
	5,313		Air Products & Chemicals, Inc	278,667
	64	*	Alexion Pharmaceuticals, Inc	1,190
	309	*	Alkermes, Inc	4,202
	4,155		Allergan, Inc	371,956
	2,905		Alpharma, Inc (Class A)	59,494
	700	*	American Pharmaceutical Partners, Inc	21,266
	15,011	*	Amgen, Inc	819,150
	900	*	Amylin Pharmaceuticals, Inc	20,520
	227	*	Atherogenics, Inc	4,320
	1,052	*	Atrix Laboratories, Inc	36,063
	1,313	*	Avant Immunotherapeutics, Inc	3,493
	2,018		Avery Dennison Corp	129,172
	4,344		Avon Products, Inc	200,432
	2,056	*	Barr Pharmaceuticals, Inc	69,287

TIAA-CREF Mutual Funds - Social Choice Equity Fund

Shares				Value

	1,749	*	Benthley Pharmaceuticals, Inc	24,031
	800	*	BioCryst Pharmaceuticals, Inc	5,520
	1,200	*	Bioenvision, Inc	10,512
	3,131	*	Biogen Idec, Inc	198,036
	1,012	*	BioMarin Pharmaceutical, Inc	6,072
	223	*	Biosite, Inc	10,017
	1,619	*	Bone Care International, Inc	37,917
	890	*	Bradley Pharmaceuticals, Inc	24,831
	1,225		Cabot Corp	49,858
	416	*	Cell Therapeutics, Inc	3,066
	422	*	Cephalon, Inc	22,788
	100	*	Charles River Laboratories International, Inc	4,887
	430	*	Chattem, Inc	12,414
	720	*	Cima Labs, Inc	24,286
	1,423		Clorox Co	76,529
	6,894		Colgate-Palmolive Co	402,954
	692	*	Cubist Pharmaceuticals, Inc	7,681
	1,100	*	Curis, Inc	4,862
	1,200	*	Cytogen Corp	19,080
	574	*	Dendreon Corp	7,032
	1,244		Diagnostic Products Corp	54,661
	298	*	Digene Corp	10,886
	1,723	*	Dov Pharmaceutical, Inc	24,053
	9,338	*	Durect Corp	32,590
	800	*	Dusa Pharmaceuticals, Inc	7,600
	3,392		Ecolab, Inc	107,526
	166	*	Encysive Pharmaceuticals, Inc	1,411
	400	*	Enzon, Inc	5,104
	1,502	*	Eon Labs, Inc	61,477
	600	*	EPIX Medical, Inc	12,660
	2,682	*	First Horizon Pharmaceutical	50,690
	4,998	*	Forest Laboratories, Inc	283,037
	2,300	*	Genaera Corp	9,660
	1,900	*	Genelabs Technologies	4,389
	274	*	Genta, Inc	685
	2,885	*	Genzyme Corp	136,547
	860	*	Geron Corp	6,957
	2,553	*	Gilead Sciences, Inc	171,051
	13,614		Gillette Co	577,234
	837	*	Guilford Pharmaceuticals, Inc	3,976
	68		H.B. Fuller Co	1,931
	1,380	*	Hollis-Eden Pharmaceuticals	16,629
	1,487	*	Human Genome Sciences, Inc	17,294
	504	*	ICOS Corp	15,039
	959	*	Idexx Laboratories, Inc	60,359
	988	*	Ilex Oncology, Inc	24,690
	1,492	*	Immunogen, Inc	9,116
	1,170	*	Immunomedics, Inc	5,698
	2,269	*	Impax Laboratories, Inc	43,973
	1,678	*	Indevus Pharmaceuticals, Inc	10,320
	179	*	InterMune, Inc	2,760
	845	*	Inverness Medical Innovations, Inc	18,506
	500	*	Invitrogen Corp	35,995
	1,426	*	Isis Pharmaceuticals, Inc	8,185
	3,547	*	King Pharmaceuticals, Inc	40,613
	13	*	Kos Pharmaceuticals, Inc	429
	1,050	*	KV Pharmaceutical Co (Class A)	24,245
	627	*	Lannett Co, Inc	9,418
	625	*	Ligand Pharmaceuticals, Inc (Class B)	10,863
	1,700		Mannatech, Inc	16,320
	725	*	Martek Biosciences Corp	40,723
	1,010	*	Medarex, Inc	7,363
	1,312		Medicis Pharmaceutical Corp (Class A)	52,414
	2,155	*	MedImmune, Inc	50,427
	34,548		Merck & Co, Inc	1,641,030
	688	*	MGI Pharma, Inc	18,583
	2,869	*	Millennium Pharmaceuticals, Inc	39,592
	6,894		Mylan Laboratories, Inc	139,604
	573	*	Nabi Biopharmaceuticals	8,148
	1,057	*	Nektar Therapeutics	21,098
	722	*	Neose Technologies, Inc	6,014
	400	*	Northfield Laboratories, Inc	5,704
	1,237	*	Noven Pharmaceuticals, Inc	27,239
	100	*	NPS Pharmaceuticals, Inc	2,100
	400	*	Nutraceutical International Corp	8,524
	700	*	Nuvelo, Inc	6,734
	319	*	OraSure Technologies, Inc	3,104
	468	*	OSI Pharmaceuticals, Inc	32,966
	3,549	*	Pain Therapeutics, Inc	28,605
	5,794	*	Palatin Technologies, Inc	24,393

TIAA-CREF Mutual Funds - Social Choice Equity Fund

Shares				Value

	1,110	*	Penwest Pharmaceuticals Co	14,219
	1,766	*	Peregrine Pharmaceuticals, Inc	2,596
	300	*	Pharmion Corp	14,676
	924	*	Pozen, Inc	6,320
	2,195	*	Praecis Pharmaceuticals, Inc	8,341
	6,618		Praxair, Inc	264,124
	31,851		Procter & Gamble Co	1,733,968
	937	*	Progenics Pharmaceuticals	15,779
	592	*	Protein Design Labs, Inc	11,325
	4,083		Rohm & Haas Co	169,771
	1,112	*	Salix Pharmaceuticals Ltd	36,640
	1,190	*	Sepracor, Inc	62,951
	906		Sigma-Aldrich Corp	54,007
	1,211	*	SuperGen, Inc	7,811
	530	*	Tanox, Inc	10,107
	369	*	Third Wave Technologies, Inc	1,657
	235	*	United Therapeutics Corp	6,028
	300	*	USANA Health Sciences, Inc	9,324
	400	*	Vaxgen, Inc	5,664
	719	*	Vertex Pharmaceuticals, Inc	7,794
	508	*	Vicuron Pharmaceuticals, Inc	6,380
	1,900	*	Vion Pharmaceuticals, Inc	7,904
	2,448	*	Watson Pharmaceuticals, Inc	65,851
	1,000		Wellman, Inc	8,130
	3,900	*	Zila, Inc	19,149
	1,700	*	Zymogenetics, Inc	32,300

	TOTAL CHEMICALS AND ALLIED PRODUCTS			9,686,423

COMMUNICATIONS - 4.78%
	17,168	*	AT&T Wireless Services, Inc	245,846
	1,749		Alltel Corp	88,534
	11,600		AT&T Corp	169,708
	4,328	*	Avaya, Inc	68,339
	19,732		BellSouth Corp	517,373
	17,465	*	Comcast Corp (Class A)	489,544
	6,583	*	Comcast Corp (Special Class A)	181,757
	600	*	Foundry Networks, Inc	8,442
	846	*	Infonet Services Corp (Class B)	1,481
	5,460	*	InterActiveCorp	164,564
	2,677	*	Liberty Media International, Inc	99,317
	39,959	*	Lucent Technologies, Inc	151,045
	2,220	*	Mastec, Inc	12,055
	6,127	*	Nextel Communications, Inc (Class A)	163,346
	400	*	Novatel Wireless, Inc	10,600
	400	*	NTL, Inc	23,048
	38,748		SBC Communications, Inc	939,639
	14,345		Sprint Corp (FON Group)	252,472
	861	*	Univision Communications, Inc (Class A)	27,492
	29,576		Verizon Communications, Inc	1,070,355
	142	*	West Corp	3,713
	769	*	XM Satellite Radio Holdings, Inc	20,986

	TOTAL COMMUNICATIONS			4,709,656

DEPOSITORY INSTITUTIONS - 9.77%
	5,693		AmSouth Bancorp	145,001
	17,286		Bank One Corp	881,586
	12,107		BB&T Corp	447,596
	2,211		Charter One Financial, Inc	97,704
	3,369		Comerica, Inc	184,891
	9,558		Fifth Third Bancorp	514,029
	2,644		Golden West Financial Corp	281,189
	636		Greenpoint Financial Corp	25,249
	91		IndyMac Bancorp, Inc	2,876
	389	*	Intercept, Inc	6,372
	30,901		J.P. Morgan Chase & Co	1,198,032
	9,972		KeyCorp	298,063
	6,165		Mellon Financial Corp	180,819
	13,014		National City Corp	455,620
	2,200		New York Community Bancorp, Inc	43,186
	1,981		Northern Trust Corp	83,757
	6,264		PNC Financial Services Group, Inc	332,493
	4,023		Regions Financial Corp	147,041
	6,000		SouthTrust Corp	232,860
	1,898		Sovereign Bancorp, Inc	41,946
	4,599		State Street Corp	225,535
	5,754		SunTrust Banks, Inc	373,952
	1,486		Synovus Financial Corp	37,626
	33,158		U.S. Bancorp	913,834
	1,888		Union Planters Corp	56,281
	1,300		UnionBanCal Corp	73,320

TIAA-CREF Mutual Funds - Social Choice Equity Fund

Shares				Value

	21,609		Wachovia Corp	961,601
	24,049		Wells Fargo & Co	1,376,324

	TOTAL DEPOSITORY INSTITUTIONS			9,618,783

EATING AND DRINKING PLACES - 0.80%
	300		Applebee’s International, Inc	6,906
	1,540		Darden Restaurants, Inc	31,647
	24,863		McDonald’s Corp	646,438
	761		Outback Steakhouse, Inc	31,475
	2,097		Wendy’s International, Inc	73,059

	TOTAL EATING AND DRINKING PLACES			789,525

EDUCATIONAL SERVICES - 0.21%
	1,916	*	Apollo Group, Inc (Class A)	169,164
	810	*	Career Education Corp	36,904

	TOTAL EDUCATIONAL SERVICES			206,068

ELECTRIC, GAS, AND SANITARY SERVICES - 4.83%
	10,583	*	AES Corp	105,089
	1,296		AGL Resources, Inc	37,649
	4,000		Allete, Inc	133,200
	11,227	*	Aquila, Inc	39,968
	1,000		Atmos Energy Corp	25,600
	5,785		Avista Corp	106,560
	3,392		Black Hills Corp	106,848
	1,015	*	Casella Waste Systems, Inc (Class A)	13,347
	500	*	Citizens Communications Co	6,050
	7,501		Cleco Corp	134,868
	100		Connecticut Water Service, Inc	2,566
	8,914		DPL, Inc	173,110
	8,086		Empire District Electric Co	162,609
	4,683		Equitable Resources, Inc	242,158
	8,910		Hawaiian Electric Industries, Inc	232,551
	4,750		Idacorp, Inc	128,250
	5,934		KeySpan Corp	217,778
	8,270		Kinder Morgan, Inc	490,328
	400	*	Metal Management, Inc	7,924
	2,828		MGE Energy, Inc	92,278
	5,091		National Fuel Gas Co	127,275
	300		New Jersey Resources Corp	12,474
	1,262		Nicor, Inc	42,870
	16,845		NiSource, Inc	347,344
	1,700	*	NUI Corp	24,820
	12,669		OGE Energy Corp	322,679
	2,214		Otter Tail Corp	59,468
	2,275		Peoples Energy Corp	95,891
	13,784		Pepco Holdings, Inc	251,972
	400		Piedmont Natural Gas Co, Inc	17,080
	13,559		Puget Energy, Inc	297,078
	4,400		Questar Corp	170,016
	897		Resource America, Inc (Class A)	21,169
	8,094	*	Sierra Pacific Resources	62,405
	600		SJW Corp	20,400
	32	*	Southern Union Co	686
	131	*	Stericycle, Inc	6,778
	900		UGI Corp	28,890
	4,063		Unisource Energy Corp	100,966
	441	*	Waste Connections, Inc	13,080
	3,414		Western Gas Resources, Inc	110,887
	1,200		WGL Holdings, Inc	34,464
	11,340		Williams Cos, Inc	134,946

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			4,762,369

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 5.92%
	12,084	*	ADC Telecommunications, Inc	34,319
	200	*	Advanced Fibre Communications, Inc	4,040
	3,298	*	Advanced Micro Devices, Inc	52,438
	365	*	Agere Systems, Inc (Class A)	840
	6,100	*	Agere Systems, Inc (Class B)	13,115
	2,200	*	Altera Corp	48,884
	1,500		American Power Conversion Corp	29,475
	3,954		Ametek, Inc	122,179
	86	*	Amkor Technology, Inc	703
	3,700		Analog Devices, Inc	174,196
	671	*	Arris Group, Inc	3,986
	2,200	*	Artesyn Technologies, Inc	19,800
	2,119	*	Avanex Corp	8,243
	1,842		AVX Corp	26,617
	961		Baldor Electric Co	22,439
	1,975	*	Broadcom Corp (Class A)	92,371

TIAA-CREF Mutual Funds - Social Choice Equity Fund

Shares				Value

	800	*	Carrier Access Corp	9,536
	821	*	C-COR.net Corp	8,448
	5,101	*	CIENA Corp	18,976
	1,015	*	Comverse Technology, Inc	20,239
	2,081	*	Conexant Systems, Inc	9,011
	4,983	*	Corvis Corp	7,026
	600	*	DDi Corp	4,938
	300	*	Ditech Communications Corp	7,002
	10,200	*	Eagle Broadband, Inc	10,098
	10,978		Emerson Electric Co	697,652
	500	*	Energizer Holdings, Inc	22,500
	1,273	*	Finisar Corp	2,521
	259	*	FuelCell Energy, Inc	3,025
	800		Harman International Industries, Inc	72,800
	600	*	Harmonic, Inc	5,112
	800		Hubbell, Inc (Class B)	37,368
	65,900		Intel Corp	1,818,840
	500	*	Interdigital Communications Corp	9,405
	600		Intersil Corp (Class A)	12,996
	683	*	InterVoice, Inc	7,834
	1,207	*	Jabil Circuit, Inc	30,392
	12,868	*	JDS Uniphase Corp	48,770
	576	*	Kemet Corp	7,039
	286		LSI Industries, Inc	3,289
	3,500	*	LSI Logic Corp	26,670
	3,297		Maxim Integrated Products, Inc	172,829
	488	*	McData Corp (Class A)	2,625
	700	*	Merix Corp	7,938
	1,000		Microchip Technology, Inc	31,540
	4,932	*	Micron Technology, Inc	75,509
	1,635		Molex, Inc	52,451
	24,047		Motorola, Inc	438,858
	4,302	*	MRV Communications, Inc	11,787
	864	*	Mykrolis Corp	15,051
	2,902	*	National Semiconductor Corp	63,815
	800	*	NMS Communications Corp	5,904
	903	*	Novellus Systems, Inc	28,390
	403	*	Openwave Systems, Inc	5,118
	6,239	*	Optical Communication Products, Inc	15,223
	200	*	Polycom, Inc	4,482
	200	*	QLogic Corp	5,318
	7,700		Qualcomm, Inc	561,946
	300	*	Rambus, Inc	5,331
	1,264		Scientific-Atlanta, Inc	43,608
	8,669	*	Sirius Satellite Radio, Inc	26,701
	2,200	*	Sonus Networks, Inc	10,516
	1,259	*	Stratex Networks, Inc	3,714
	1,488	*	Sycamore Networks, Inc	6,294
	3,690	*	Tellabs, Inc	32,251
	1,300	*	Terayon Communication Systems, Inc	3,042
	18,474		Texas Instruments, Inc	446,701
	1,538		Thomas & Betts Corp	41,880
	1,600	*	Tripath Technology, Inc	5,200
	332	*	Utstarcom, Inc	10,043
	600	*	Vishay Intertechnology, Inc	11,148
	1,600	*	Vitesse Semiconductor Corp	7,808
	1,500	*	Westell Technologies, Inc	7,650
	3,000		Xilinx, Inc	99,930
	3,425	*	Zhone Technologies, Inc	13,358

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT			5,829,091

ENGINEERING AND MANAGEMENT SERVICES - 0.55%
	1,200	*	Accelrys, Inc	11,832
	200	*	Affymetrix, Inc	6,546
	575	*	Antigenics, Inc	4,922
	1,251	*	Applera Corp (Celera Genomics Group)	14,399
	436	*	Ariad Pharmaceuticals, Inc	3,266
	2,292	*	BearingPoint, Inc	20,330
	766	*	Ciphergen Biosystems, Inc	5,607
	873	*	CuraGen Corp	5,247
	232	*	CV Therapeutics, Inc	3,888
	1,086	*	Decode Genetics, Inc	9,231
	480	*	Digitas, Inc	5,294
	600	*	Dyax Corp	7,050
	196	*	Exult, Inc	1,054
	50	*	Gartner, Inc (Class A)	661
	200	*	Gen-Probe, Inc	9,464
	2,197	*	Incyte Corp	16,785
	464	*	Kosan Biosciences, Inc	3,666
	527	*	Lexicon Genetics, Inc	4,132

TIAA-CREF Mutual Funds - Social Choice Equity Fund

Shares				Value

	918	*	Luminex Corp	9,235
	800	*	Maxim Pharmaceuticals, Inc	7,720
	1,971		Moody’s Corp	127,445
	39	*	Neopharm, Inc	404
	1,200	*	Oscient Pharmaceuticals Corp	6,132
	5,154		Paychex, Inc	174,618
	200	*	Pharmaceutical Product Development, Inc	6,354
	1,300	*	Pharmos Corp	5,343
	608	*	Regeneron Pharmaceuticals, Inc	6,402
	1,449	*	Seattle Genetics, Inc	10,186
	19	*	Symyx Technologies, Inc	458
	517	*	TRC Cos, Inc	8,624
	1,456	*	Tularik, Inc	36,109
	448	*	U.S. Oncology, Inc	6,595

	TOTAL ENGINEERING AND MANAGEMENT SERVICES			538,999

FABRICATED METAL PRODUCTS - 1.16%
	3,449	*	Crown Holdings, Inc	34,387
	500		Gulf Island Fabrication, Inc	10,815
	1,327		Harsco Corp	62,369
	6,401		Illinois Tool Works, Inc	613,792
	9,528		Masco Corp	297,083
	600		Snap-On, Inc	20,130
	1,800		Stanley Works	82,044
	5,453	*	Tower Automotive, Inc	19,849
	83		Valmont Industries, Inc	1,901

	TOTAL FABRICATED METAL PRODUCTS			1,142,370

FOOD AND KINDRED PRODUCTS - 3.67%
	2,703		Campbell Soup Co	72,657
	28,055		Coca-Cola Co	1,416,216
	2,259		Coca-Cola Enterprises, Inc	65,488
	4,664		General Mills, Inc	221,680
	4,108		H.J. Heinz Co	161,034
	2,164		Hershey Foods Corp	100,128
	4,664		Kellogg Co	195,188
	600		Pepsi Bottling Group, Inc	18,324
	22,674		PepsiCo, Inc	1,221,675
	2,280		Wrigley (Wm.) Jr Co	143,754

	TOTAL FOOD AND KINDRED PRODUCTS			3,616,144

FOOD STORES - 0.76%
	6,883		Albertson’s, Inc	182,675
	8,565	*	Kroger Co	155,883
	800	*	Pathmark Stores, Inc	6,096
	4,900	*	Safeway, Inc	124,166
	5,890	*	Starbucks Corp	256,097
	200		Whole Foods Market, Inc	19,090
	224	*	Winn-Dixie Stores, Inc	1,613

	TOTAL FOOD STORES			745,620

FURNITURE AND FIXTURES - 0.51%
	1,130		Hillenbrand Industries, Inc	68,309
	4,894		Johnson Controls, Inc	261,242
	1,318		Lear Corp	77,749
	1,985		Leggett & Platt, Inc	53,019
	1,863		Newell Rubbermaid, Inc	43,781

	TOTAL FURNITURE AND FIXTURES			504,100

FURNITURE AND HOMEFURNISHINGS STORES - 0.28%
	2,553	*	Bed Bath & Beyond, Inc	98,163
	2,634		Best Buy Co, Inc	133,649
	1,379		Circuit City Stores, Inc (Circuit City Group)	17,858
	971		RadioShack Corp	27,800
	76	*	Williams-Sonoma, Inc	2,505

	TOTAL FURNITURE AND HOMEFURNISHINGS STORES			279,975

GENERAL BUILDING CONTRACTORS - 0.28%
	1,324		Centex Corp	60,573
	2,652		D.R. Horton, Inc	75,317
	100		KB Home	6,863
	64		Lennar Corp (Class B)	2,652
	1,340		Lennar Corp (Class A)	59,925
	1,298		Pulte Homes, Inc	67,535

	TOTAL GENERAL BUILDING CONTRACTORS			272,865

GENERAL MERCHANDISE STORES - 1.31%
	331	*	Big Lots, Inc	4,786
	41	*	BJ’s Wholesale Club, Inc	1,025
	5,277		Costco Wholesale Corp	216,726

TIAA-CREF Mutual Funds - Social Choice Equity Fund

Shares				Value

	2,008		Dollar General Corp	39,276
	702	*	Dollar Tree Stores, Inc	19,256
	1,021		Family Dollar Stores, Inc	31,059
	2,391		J.C. Penney Co, Inc	90,284
	2,451	*	Kohl’s Corp	103,628
	6,218		May Department Stores Co	170,933
	45		Saks, Inc	675
	3,313		Sears Roebuck & Co	125,099
	11,578		Target Corp	491,718

	TOTAL GENERAL MERCHANDISE STORES			1,294,465

HEALTH SERVICES - 0.43%
	4,689	*	Caremark Rx, Inc	154,456
	150	*	Coventry Health Care, Inc	7,335
	300	*	DaVita, Inc	9,249
	631	*	Express Scripts, Inc	49,994
	1,095	*	First Health Group Corp	17,093
	2,241		Health Management Associates, Inc (Class A)	50,243
	104		Hooper Holmes, Inc	597
	34	*	LifePoint Hospitals, Inc	1,265
	885	*	Lincare Holdings, Inc	29,081
	1,241		Manor Care, Inc	40,556
	229	*	NeighborCare, Inc	7,175
	645		Option Care, Inc	9,843
	329	*	Orthodontic Centers Of America, Inc	2,695
	365	*	Specialty Laboratories, Inc	3,270
	398	*	Triad Hospitals, Inc	14,818
	483		Universal Health Services, Inc (Class B)	22,165

	TOTAL HEALTH SERVICES			419,835

HOLDING AND OTHER INVESTMENT OFFICES - 2.59%
	5,124		Allied Capital Corp	125,128
	884		AMB Property Corp	30,613
	4,991		Archstone-Smith Trust	146,386
	447		AvalonBay Communities, Inc	25,264
	1,085		Boston Properties, Inc	54,337
	300		Capstead Mortgage Corp	4,035
	400		Cherokee, Inc	10,036
	1,632		Crescent Real Estate Equities Co	26,308
	1,268		Duke Realty Corp	40,335
	13,689		Equity Office Properties Trust	372,341
	7,162		Equity Residential	212,926
	1,000		First Industrial Realty Trust, Inc	36,880
	400		Fremont General Corp	7,060
	1,200		Friedman Billings Ramsey Group, Inc	23,748
	1,800		General Growth Properties, Inc	53,226
	700	*	Harris & Harris Group, Inc	8,561
	800		Hospitality Properties Trust	33,840
	829		iStar Financial, Inc	33,160
	700		Kimco Realty Corp	31,850
	4,417		Plum Creek Timber Co, Inc	143,906
	2,293		Prologis	75,486
	1,482		Public Storage, Inc	68,187
	397		Rouse Co	18,858
	4,237		Simon Property Group, Inc	217,867
	1,903		Vornado Realty Trust	108,680
	16,476		Washington Mutual, Inc	636,633

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES			2,545,651

HOTELS AND OTHER LODGING PLACES - 0.13%
	1,862	*	Boca Resorts, Inc (Class A)	36,905
	700		Choice Hotels International, Inc	35,112
	656		Marcus Corp	11,316
	4,055	*	Prime Hospitality Corp	43,064

	TOTAL HOTELS AND OTHER LODGING PLACES			126,397

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.41%
	12,766		3M Co	1,149,068
	2,981	*	American Standard Cos, Inc	120,164
	3,568	*	Apple Computer, Inc	116,103
	17,068	*	Applied Materials, Inc	334,874
	947		Black & Decker Corp	58,837
	375	*	Brooks Automation, Inc	7,556
	490	*	Cirrus Logic, Inc	2,945
	66,291	*	Cisco Systems, Inc	1,571,097
	400	*	Cooper Cameron Corp	19,480
	834		Cummins, Inc	52,125
	3,967		Deere & Co	278,245
	24,250	*	Dell, Inc	868,635
	400		Diebold, Inc	21,148

TIAA-CREF Mutual Funds - Social Choice Equity Fund

Shares				Value

	23,642	*	EMC Corp	269,519
	441	*	Emulex Corp	6,311
	800	*	Global Power Equipment Group, Inc	6,416
	696		Graco, Inc	21,611
	2,598	*	Grant Prideco, Inc	47,959
	36,147		Hewlett-Packard Co	762,702
	1,742	*	InFocus Corp	14,807
	18,921		International Business Machines Corp	1,667,886
	600	*	Lam Research Corp	16,080
	1,119	*	Lexmark International, Inc	108,017
	136		Lincoln Electric Holdings, Inc	4,636
	1,000	*	Maxtor Corp	6,630
	1,736	*	Milacron, Inc	6,944
	992		Modine Manufacturing Co	31,595
	1,600	*	National-Oilwell, Inc	50,384
	1,811	*	Network Appliance, Inc	38,991
	976		Nordson Corp	42,329
	700	*	Oil States International, Inc	10,710
	719	*	PalmOne, Inc	25,000
	200		Pentair, Inc	6,728
	4,442		Pitney Bowes, Inc	196,559
	200	*	Presstek, Inc	2,102
	300	*	Quantum Corp	930
	1,200	*	Sandisk Corp	26,028
	2,459	*	Semitool, Inc	27,836
	2,500	*	Silicon Graphics, Inc	5,500
	679	*	Simpletech, Inc	2,315
	1,442	*	Smith International, Inc	80,406
	8,205	*	Solectron Corp	53,086
	648		SPX Corp	30,093
	271	*	Storage Technology Corp	7,859
	152	*	UNOVA, Inc	3,078
	485	*	Western Digital Corp	4,200
	7,387	*	Xerox Corp	107,112

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			8,292,636

INSTRUMENTS AND RELATED PRODUCTS - 3.49%
	567	*	Advanced Medical Optics, Inc	24,137
	73	*	Aksys Ltd	426
	497	*	Align Technology, Inc	9,443
	2,400		Applera Corp (Applied Biosystems Group)	52,200
	892		Bard (C.R.), Inc	50,532
	483		Bausch & Lomb, Inc	31,429
	10,831		Baxter International, Inc	373,778
	522		Beckman Coulter, Inc	31,842
	4,235		Becton Dickinson & Co	219,373
	3,506		Biomet, Inc	155,807
	7,808	*	Boston Scientific Corp	334,182
	864	*	Bruker BioSciences Corp	4,208
	1,930	*	Cardiac Science, Inc	4,729
	975	*	Closure Medical Corp	24,482
	681	*	Credence Systems Corp	9,398
	200	*	Cyberoptics Corp	5,196
	496	*	Cytyc Corp	12,584
	706		Dentsply International, Inc	36,783
	1,900	*	Depomed, Inc	9,405
	500	*	DJ Orthopedics, Inc	11,500
	207	*	Edwards Lifesciences Corp	7,214
	400	*	Faro Technologies, Inc	10,268
	3,453		Guidant Corp	192,954
	543	*	Input/Output, Inc	4,501
	1,179	*	Invision Technologies, Inc	58,832
	1,000	*	Ista Pharmaceuticals, Inc	10,450
	1,135	*	KLA-Tencor Corp	56,046
	200	*	LTX Corp	2,162
	14,976		Medtronic, Inc	729,631
	195	*	Millipore Corp	10,992
	305	*	MKS Instruments, Inc	6,960
	1,300	*	Nanogen, Inc	8,736
	596		Oakley, Inc	7,712
	1,038	*	Orthologic Corp	8,999
	2,064		PerkinElmer, Inc	41,363
	2,090	*	St. Jude Medical, Inc	158,109
	4,892		Stryker Corp	269,060
	100	*	Techne Corp	4,345
	400		Tektronix, Inc	13,608
	641		Teleflex, Inc	32,146
	1,450	*	Thermo Electron Corp	44,573
	1,349	*	TriPath Imaging, Inc	12,694
	535	*	Varian Medical Systems, Inc	42,452

TIAA-CREF Mutual Funds - Social Choice Equity Fund

Shares				Value

	847	*	Waters Corp	40,470
	2,886	*	Zimmer Holdings, Inc	254,545
	347	*	Zygo Corp	3,883

	TOTAL INSTRUMENTS AND RELATED PRODUCTS			3,434,139

INSURANCE AGENTS, BROKERS AND SERVICE - 0.81%
	4,295		AON Corp	122,279
	320		Brown & Brown, Inc	13,792
	964		Gallagher (Arthur J.) & Co	29,354
	11,098		Marsh & McLennan Cos, Inc	503,627
	3,437	*	Medco Health Solutions, Inc	128,888

	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE			797,940

INSURANCE CARRIERS - 5.64%
	2,300		Aetna, Inc	195,500
	6,794		Aflac, Inc	277,263
	26,523		American International Group, Inc	1,890,559
	2,087	*	Anthem, Inc	186,912
	1,698		Chubb Corp	115,770
	1,291		Cigna Corp	88,834
	2,644		Cincinnati Financial Corp	115,067
	737		Erie Indemnity Co (Class A)	34,477
	795		Fidelity National Financial, Inc	29,715
	3,496		Hartford Financial Services Group, Inc	240,315
	1,222	*	Health Net, Inc	32,383
	2,323	*	Humana, Inc	39,259
	1,199		Jefferson-Pilot Corp	60,909
	2,597		Lincoln National Corp	122,708
	793		MBIA, Inc	45,296
	105		MGIC Investment Corp	7,965
	884		Oxford Health Plans, Inc	48,655
	600	*	Pacificare Health Systems, Inc	23,196
	900		Phoenix Cos, Inc	11,025
	5,928		Principal Financial Group	206,176
	1,663		Progressive Corp	141,854
	10,259		Prudential Financial, Inc	476,736
	1,093		Safeco Corp	48,092
	8,054		St. Paul Travelers Cos, Inc	326,509
	8,300		UnitedHealth Group, Inc	516,675
	1,863		UnumProvident Corp	29,622
	2,230	*	Wellpoint Health Networks, Inc	249,782

	TOTAL INSURANCE CARRIERS			5,561,254

LEATHER AND LEATHER PRODUCTS - 0.10%
	2,088	*	Coach, Inc	94,357

	TOTAL LEATHER AND LEATHER PRODUCTS			94,357

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
	700	*	Laidlaw International, Inc	9,072

	TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT			9,072

LUMBER AND WOOD PRODUCTS - 0.01%
	1,474	*	Champion Enterprises, Inc	13,531

	TOTAL LUMBER AND WOOD PRODUCTS			13,531

METAL MINING - 0.11%
	1,176	*	Cleveland-Cliffs, Inc	66,315
	3,259		Royal Gold, Inc	46,180

	TOTAL METAL MINING			112,495

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.24%
	609		Callaway Golf Co	6,906
	10,534		Mattel, Inc	192,246
	161		Nautilus Group, Inc	3,141
	1,383		Russ Berrie & Co, Inc	26,872
	87	*	Steinway Musical Instruments, Inc	3,053

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES			232,218

MISCELLANEOUS RETAIL - 1.66%
	2,195	*	Amazon.com, Inc	119,408
	4,909		CVS Corp	206,276
	4,598	*	eBay, Inc	422,786
	228		Michaels Stores, Inc	12,540
	1,860	*	Office Depot, Inc	33,313
	782		Omnicare, Inc	33,477
	451		Petsmart, Inc	14,635
	6,223		Staples, Inc	182,396
	694		Tiffany & Co	25,574
	1,535	*	Toys ‘R’ Us, Inc	24,453
	13,990		Walgreen Co	506,578

TIAA-CREF Mutual Funds - Social Choice Equity Fund

Shares				Value

	1,231		World Fuel Services Corp	55,493

	TOTAL MISCELLANEOUS RETAIL			1,636,929

MOTION PICTURES - 1.95%
	34,608	*	Liberty Media Corp (Class A)	311,126
	4,889		Metro-Goldwyn-Mayer, Inc	59,157
	522		Regal Entertainment Group (Class A)	9,448
	49,462	*	Time Warner, Inc	869,542
	26,458		Walt Disney Co	674,414

	TOTAL MOTION PICTURES			1,923,687

NONDEPOSITORY INSTITUTIONS - 4.48%
	1,014		Advanta Corp (Class A)	22,237
	2,468		American Capital Strategies Ltd	69,153
	20,053		American Express Co	1,030,323
	2,833		Capital One Financial Corp	193,721
	3,480		CIT Group, Inc	133,249
	3,079		Countrywide Financial Corp	216,300
	15,433		Fannie Mae	1,101,299
	11,380		Freddie Mac	720,354
	18,672		MBNA Corp	481,551
	600		MCG Capital Corp	9,228
	2,848	*	Providian Financial Corp	41,780
	9,005		SLM Corp	364,252
	187		Student Loan Corp	25,526

	TOTAL NONDEPOSITORY INSTITUTIONS			4,408,973

NONMETALLIC MINERALS, EXCEPT FUELS - 0.13%
	2,151		Amcol International Corp	40,761
	1,897		Vulcan Materials Co	90,202

	TOTAL NONMETALLIC MINERALS, EXCEPT FUELS			130,963

OIL AND GAS EXTRACTION - 3.50%
	8,961		Anadarko Petroleum Corp	525,115
	8,634		Apache Corp	376,011
	500		Berry Petroleum Co (Class A)	14,705
	500		Cabot Oil & Gas Corp (Class A)	21,150
	2,100	*	Callon Petroleum Co	29,946
	900	*	Cheniere Energy, Inc	17,613
	5,996		Chesapeake Energy Corp	88,261
	1,138	*	Cimarex Energy Co	34,402
	394	*	Clayton Williams Energy, Inc	9,417
	288	*	Comstock Resources, Inc	5,604
	500	*	Delta Petroleum Corp	6,725
	2,065	*	Denbury Resources, Inc	43,262
	7,417		Devon Energy Corp	489,522
	1,200	*	Edge Petroleum Corp	20,400
	400	*	Encore Acquisition Co	11,160
	1,136	*	Energy Partners Ltd	17,381
	4,217		ENSCO International, Inc	122,715
	4,208		EOG Resources, Inc	251,260
	200	*	Evergreen Resources, Inc	8,080
	1,643	*	Forest Oil Corp	44,887
	1,300	*	FX Energy, Inc	11,583
	2,700	*	Global Industries Ltd	15,444
	4,100	*	Grey Wolf, Inc	17,384
	598	*	Harvest Natural Resources, Inc	8,916
	1,699		Helmerich & Payne, Inc	44,429
	800	*	Houston Exploration Co	41,472
	1,145	*	KCS Energy, Inc	15,251
	895	*	Magnum Hunter Resources, Inc	9,290
	2,779	*	Meridian Resource Corp	19,286
	3,300	*	Mission Resources Corp	18,810
	1,298	*	Newfield Exploration Co	72,351
	2,585		Noble Energy, Inc	131,835
	1,000		Patina Oil & Gas Corp	29,870
	1,209		Patterson-UTI Energy, Inc	40,393
	200	*	Petroleum Development Corp	5,484
	4,314		Pioneer Natural Resources Co	151,335
	1,209	*	Plains Exploration & Production Co	22,185
	1,797		Pogo Producing Co	88,772
	3,552	*	Pride International, Inc	60,775
	100	*	Quicksilver Resources, Inc	6,707
	603		Range Resources Corp	8,804
	1,457	*	Rowan Cos, Inc	35,449
	600		St. Mary Land & Exploration Co	21,390
	355	*	Stone Energy Corp	16,216
	1,641	*	Swift Energy Co	36,200
	2,500		Tidewater, Inc	74,500
	8,181	*	Transmontaigne, Inc	44,014

TIAA-CREF Mutual Funds - Social Choice Equity Fund

Shares				Value

	300	*	Unit Corp	9,435
	1,300	*	Varco International, Inc	28,457
	1,100	*	Veritas DGC, Inc	25,465
	3,200		Vintage Petroleum, Inc	54,304
	4,965		XTO Energy, Inc	147,907

	TOTAL OIL AND GAS EXTRACTION			3,451,329

PAPER AND ALLIED PRODUCTS - 0.89%
	400		Bemis Co	11,300
	700		Bowater, Inc	29,113
	8,800		Kimberly-Clark Corp	579,744
	4,876		MeadWestvaco Corp	143,306
	100	*	Pactiv Corp	2,494
	2,371		Sonoco Products Co	60,461
	711		Temple-Inland, Inc	49,237

	TOTAL PAPER AND ALLIED PRODUCTS			875,655

PETROLEUM AND COAL PRODUCTS - 0.52%
	1,336		Frontier Oil Corp	28,310
	1,200	*	Giant Industries, Inc	26,400
	1,678	*	Headwaters, Inc	43,511
	2,867		Sunoco, Inc	182,399
	3,192		Valero Energy Corp	235,442

	TOTAL PETROLEUM AND COAL PRODUCTS			516,062

PRIMARY METAL INDUSTRIES - 0.95%
	1,100	*	Andrew Corp	22,011
	368		Belden, Inc	7,886
	381	*	Cable Design Technologies Corp	4,039
	2,679	*	Century Aluminum Co	66,412
	4,000		Engelhard Corp	129,240
	648	*	General Cable Corp	5,540
	512		Gibraltar Steel Corp	16,804
	1,900	*	Imco Recycling, Inc	25,118
	1,400	*	International Steel Group, Inc	41,650
	1,123	*	Lone Star Technologies, Inc	30,950
	652	*	Maverick Tube Corp	17,122
	1,969		Mueller Industries, Inc	70,490
	1,624	*	NS Group, Inc	26,699
	2,170		Nucor Corp	166,569
	500		Quanex Corp	24,350
	3,830		Ryerson Tull, Inc	60,820
	1,548		Schnitzer Steel Industries, Inc (Class A)	52,570
	1,530	*	Steel Dynamics, Inc	43,804
	900		Steel Technologies, Inc	19,872
	80		Tredegar Corp	1,290
	900	*	Wheeling-Pittsburgh Corp	18,774
	4,188		Worthington Industries, Inc	85,980

	TOTAL PRIMARY METAL INDUSTRIES			937,990

PRINTING AND PUBLISHING - 1.01%
	919		Dow Jones & Co, Inc	41,447
	300		Harte-Hanks, Inc	7,323
	4,085		McGraw-Hill Cos, Inc	312,788
	1,296		New York Times Co (Class A)	57,944
	3,223		R.R. Donnelley & Sons Co	106,423
	395		Scripps (E.W.) Co (Class A)	41,475
	4,951		Tribune Co	225,469
	137	*	Valassis Communications, Inc	4,174
	218		Washington Post Co (Class B)	202,742

	TOTAL PRINTING AND PUBLISHING			999,785

RAILROAD TRANSPORTATION - 0.41%
	1,461	*	Kansas City Southern Industries, Inc	22,646
	14,474		Norfolk Southern Corp	383,850

	TOTAL RAILROAD TRANSPORTATION			406,496

REAL ESTATE - 0.03%
	121	*	Avatar Holdings, Inc	5,034
	68		Catellus Development Corp	1,676
	2,380	*	Stewart Enterprises, Inc (Class A)	19,373

	TOTAL REAL ESTATE			26,083

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.09%
	67		Bandag, Inc	2,984
	1,671		Cooper Tire & Rubber Co	38,433
	101		Reebok International Ltd	3,634
	295	*	Sealed Air Corp	15,715
	169	*	Skechers U.S.A., Inc (Class A)	2,197
	1,311	*	Vans, Inc	26,941

TIAA-CREF Mutual Funds - Social Choice Equity Fund

Shares				Value

	TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS			89,904

SECURITY AND COMMODITY BROKERS - 1.78%
	790		A.G. Edwards, Inc	26,884
	2,296	*	Ameritrade Holding Corp	26,060
	13,186		Charles Schwab Corp	126,717
	50		Eaton Vance Corp	1,911
	796		Federated Investors, Inc (Class B)	24,151
	2,736		Franklin Resources, Inc	137,019
	5,336		Goldman Sachs Group, Inc	502,438
	7,451	*	Instinet Group, Inc	39,341
	1,486		Janus Capital Group, Inc	24,504
	331		Legg Mason, Inc	30,124
	13,186		Merrill Lynch & Co, Inc	711,780
	184	*	Piper Jaffray Cos	8,322
	738		SEI Investments Co	21,432
	1,363		T Rowe Price Group, Inc	68,695

	TOTAL SECURITY AND COMMODITY BROKERS			1,749,378

SPECIAL TRADE CONTRACTORS - 0.02%
	1,106	*	Integrated Electrical Services, Inc	8,903
	1,802	*	Quanta Services, Inc	11,208

	TOTAL SPECIAL TRADE CONTRACTORS			20,111

STONE, CLAY, AND GLASS PRODUCTS - 0.22%
	600		Anchor Glass Container Corp	8,118
	241		Apogee Enterprises, Inc	2,506
	48	*	Cabot Microelectronics Corp	1,469
	300		CARBO Ceramics, Inc	20,475
	13,411	*	Corning, Inc	175,148
	53		Eagle Materials, Inc (Class B)	3,670
	16		Eagle Materials, Inc	1,136

	TOTAL STONE, CLAY, AND GLASS PRODUCTS			212,522

TRANSPORTATION BY AIR - 0.69%
	600	*	Airtran Holdings, Inc	8,484
	900	*	Alaska Air Group, Inc	21,483
	2,587	*	AMR Corp	31,329
	1,328	*	Atlantic Coast Airlines Holdings, Inc	7,623
	1,483	*	Continental Airlines, Inc (Class B)	16,862
	2,144	*	Delta Air Lines, Inc	15,265
	3,390		FedEx Corp	276,929
	1,111	*	Frontier Airlines, Inc	12,088
	975	*	JetBlue Airways Corp	28,646
	732	*	Mesa Air Group, Inc	5,922
	565		Skywest, Inc	9,837
	14,439		Southwest Airlines Co	242,142

	TOTAL TRANSPORTATION BY AIR			676,610

TRANSPORTATION EQUIPMENT - 1.21%
	500		American Axle & Manufacturing Holdings, Inc	18,180
	1,103		ArvinMeritor, Inc	21,586
	2,260		Autoliv, Inc	95,372
	4,100	*	BE Aerospace, Inc	31,078
	1,437		Brunswick Corp	58,630
	300		Coachmen Industries, Inc	4,797
	2,923		Dana Corp	57,291
	15,175		Delphi Corp	162,069
	1,100	*	Fleetwood Enterprises, Inc	16,005
	1,271		Gentex Corp	50,433
	5,730		Genuine Parts Co	227,366
	553	*	Greenbrier Cos, Inc	10,535
	5,276		Harley-Davidson, Inc	326,795
	718	*	Sports Resorts International, Inc	2,728
	1,433		Standard Motor Products, Inc	21,108
	1,482	*	Tenneco Automotive, Inc	19,607
	700	*	TRW Automotive Holdings Corp	13,195
	4,600		Visteon Corp	53,682
	205	*	Wabash National Corp	5,648

	TOTAL TRANSPORTATION EQUIPMENT			1,196,105

TRANSPORTATION SERVICES - 0.07%
	1,276		GATX Corp	34,707
	283	*	RailAmerica, Inc	4,132
	1,216		Sabre Holdings Corp	33,695

	TOTAL TRANSPORTATION SERVICES			72,534

TRUCKING AND WAREHOUSING - 0.66%
	8,657		United Parcel Service, Inc (Class B)	650,747

	TOTAL TRUCKING AND WAREHOUSING			650,747

TIAA-CREF Mutual Funds - Social Choice Equity Fund

Shares					Value

WATER TRANSPORTATION - 0.03%
		1,000	*	Gulfmark Offshore, Inc	15,780
		1,400	*	Hornbeck Offshore Services, Inc	18,298

		TOTAL WATER TRANSPORTATION			34,078

WHOLESALE TRADE-DURABLE GOODS - 2.73%
		551	*	Apogent Technologies, Inc	17,632
		1,069		Barnes Group, Inc	30,980
		998		BorgWarner, Inc	43,682
		333		CDW Corp	21,232
		1,423		Commercial Metals Co	46,176
		500	*	Compx International, Inc	7,500
		2,800		IKON Office Solutions, Inc	32,116
		300	*	Ingram Micro, Inc (Class A)	4,341
		40,722		Johnson & Johnson	2,268,215
		598	*	Patterson Dental Co	45,741
		1,592		Reliance Steel & Aluminum Co	64,189
		137	*	Safeguard Scientifics, Inc	315
		1,924		W.W. Grainger, Inc	110,630

		TOTAL WHOLESALE TRADE-DURABLE GOODS			2,692,749

WHOLESALE TRADE-NONDURABLE GOODS - 1.25%
		1,290	*	Allscripts Healthcare Solutions, Inc	10,114
		7,038		Cardinal Health, Inc	493,012
		1,200	*	Endo Pharmaceuticals Holdings, Inc	28,140
		243	*	Henry Schein, Inc	15,343
		5,664		McKesson Corp	194,445
		1,400	*	Metals USA, Inc	25,032
		2,279		Perrigo Co	43,233
		3,818	*	Plains Resources, Inc	64,715
		1,085	*	Priority Healthcare Corp (Class B)	24,901
		382		Russell Corp	6,861
		202		Stride Rite Corp	2,228
		9,094		Sysco Corp	326,177

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			1,234,201

		TOTAL COMMON STOCKS			98,115,098
		(Cost $101,950,987)

		TOTAL PORTFOLIO - 99.59%			98,117,835
		(Cost $101,953,193)

		OTHER ASSETS & LIABILITIES, NET - 0.41%			404,631

		NET ASSETS - 100.00%			$98,522,466

	*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.  Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Mutual Funds - Managed Allocation Fund

TIAA-CREF MUTUAL FUNDS
STATEMENT  OF  INVESTMENTS (Unaudited)
MANAGED ALLOCATION FUND
June 30, 2004

Shares		Value

TIAA-CREF MUTUAL FUNDS - 99.93%
15,553,905	TIAA-CREF Bond Plus Fund	$157,872,143
2,147,038	TIAA-CREF Equity Index Fund	17,562,777
9,772,052	TIAA-CREF Growth Equity Fund	86,775,826
1,238,515	TIAA-CREF High-Yield Bond Fund	11,208,562
7,161,630	TIAA-CREF Institutional Large Cap Value Fund	94,103,831
320,595	TIAA-CREF Institutional Real Estate Securities Fund	3,994,619
1,045,417	TIAA-CREF Institutional Small-Cap Equity Fund	15,074,927
5,567,070	TIAA-CREF International Equity Fund	54,056,254
1,418,595	TIAA-CREF Money Market Fund	1,418,595
688,149	TIAA-CREF Short-Term Bond Fund	7,246,218

TOTAL TIAA-CREF MUTUAL FUNDS		449,313,752

(Cost $453,379,391)
TOTAL PORTFOLIO - 99.93%		449,313,752
(Cost $453,379,391)
OTHER ASSETS & LIABILITIES, NET - 0.07%		321,073

NET ASSETS - 100.00%		$449,634,825

TIAA-CREF Mutual Funds - High-Yield Bond Fund

TIAA-CREF MUTUAL FUNDS
HIGH-YIELD BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2004

Principal/Shares		Rate	Maturity Date	Moodys Rating	Value

CORPORATE BONDS- 89.33%
AGRICULTURAL PRODUCTION-CROPS - 0.48%
$1,000,000	Dole Food Co, Inc (Sr Note)	8.875	03/15/11	B2	$1,057,500

	TOTAL AGRICULTURAL PRODUCTION-CROPS				1,057,500

AMUSEMENT AND RECREATION SERVICES - 2.53%
1,000,000	American Rock Salt Co LLC	9.500	03/15/14	B3	1,025,000
1,500,000	Caesars Entertainment, Inc (Sr Note)	7.000	04/15/13	Ba1	1,511,250
500,000	Isle of Capri Casinos, Inc (Guarantee Note)	9.000	03/15/12	B2	538,750
1,000,000	Park Place Entertainment Corp (Sr Sub note)	7.500	09/01/09	Ba1	1,052,500
500,000	Six Flags, Inc (Sr Note)	9.750	04/15/13	B3	502,500
1,000,000	Speedway Motorsports, Inc (Sr Sub Note)	6.750	06/01/13	Ba2	1,010,000

	TOTAL AMUSEMENT AND RECREATION SERVICES				5,640,000

APPAREL AND OTHER TEXTILE PRODUCTS - 0.88%
1,000,000	Broder Brothers	0.000	10/15/10		947,500
1,000,000	Collins & Aikman Products (Guarantee Note)	10.750	12/31/11	B2	1,005,000

	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				1,952,500

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.51%
500,000	Autonation, Inc (Guarantee Note)	9.000	08/01/08	Ba2	565,000
500,000	Travelcenters of America, Inc (Guarantee Note)	12.750	05/01/09	B3	580,000

	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				1,145,000

BUSINESS SERVICES - 3.82%
1,000,000	Activant Solutions, Inc	10.500	06/15/11	B2	1,055,000
600,000	Advanstar Communications, Inc	0.000	08/15/10		663,750
1,500,000	Advanstar, Inc (Guarantee Note)	0.000	10/15/11	NA	1,209,375
1,250,000	FTD, Inc	0.000	02/15/14		1,159,375
1,000,000	Iron Mountain, Inc (Guarantee Note)	8.625	04/01/13	B3	1,060,000
1,000,000	Iron Mountain, Inc (Guarantee Note)	6.625	01/01/16	B3	910,000
1,000,000	Lamar Media Corp (Guarantee Note)	7.250	01/01/13	Ba3	1,017,500
1,000,000	United Rentals North America, Inc (Sr Sub Note)	0.000	11/15/13		945,000
500,000	Warner Music Group (Sr Sub Note)	7.375	04/15/14	B3	482,500

	TOTAL BUSINESS SERVICES				8,502,500

CHEMICALS AND ALLIED PRODUCTS - 4.90%
825,000	Acetex Corp (Sr Note)	10.875	08/01/09	B2	903,375
500,000	Equistar Chemicals LP Note	8.750	02/15/09	B2	521,250
500,000	Equistar Chemicals LP/Equistar Funding Corp (Sr Note)	10.625	05/01/11	B2	555,000
750,000	FMC Corp (Secured Note)	10.250	11/01/09	Ba2	862,500
1,000,000	Georgia Gulf Corp (Sr Note)	7.125	12/15/13	B1	1,012,500
1,000,000	IMC Global, Inc	10.875	08/01/13	B1	1,192,500
500,000	IMC Global, Inc (Guarantee Note)	11.250	06/01/11	B1	576,250
500,000	ISP Holdings, Inc (Secured Note)	10.625	12/15/09	B2	550,000
500,000	Johnsondiversey, Inc (Guarantee Note)	9.625	05/15/12	B2	545,000
500,000	Lyondell Chemical Co (Secured Note)	11.125	07/15/12	B1	553,750
1,000,000	Rockwood Specialties Group, Inc (Sr Sub Note)	10.625	05/15/11	B3	1,065,000
1,000,000	Scotts Co/The (Sr Sub Note)	6.625	11/15/13	Ba3	1,000,000
1,500,000	WH Holdings Ltd and WH Capital Corp (Sr Note)	9.500	04/01/11	B3	1,560,000

	TOTAL CHEMICALS AND ALLIED PRODUCTS				10,897,125

COAL MINING - 1.56%
1,000,000	Arch Western Finance LLC (Sr Note)	6.750	07/01/13	Ba2	1,000,000
500,000	Luscar Coal Ltd (Sr Note)	9.750	10/15/11	Ba3	562,500
1,000,000	Massey Energy Co	6.625	11/15/10	Ba3	995,000
1,000,000	Peabody Energy Corp	5.875	04/15/16	Ba3	910,000

	TOTAL COAL MINING				3,467,500

COMMUNICATIONS - 8.10%
2,000,000	ACC Escrow Corp	10.000	08/01/11	B3	1,725,000
649,000	Avaya, Inc (Secured Note)	11.125	04/01/09	B1	759,330
1,000,000	Charter Communications Operating LLC	8.000	04/30/12	B2	967,500
1,000,000	Corus Entertainment, Inc (Sr Sub Note)	8.750	03/01/12	B1	1,068,750
1,000,000	CSC Holdings Inc (Sr Sub Note)	10.500	05/15/16	B2	1,122,500
1,000,000	CSC Holdings, Inc (Sr Note)	7.625	04/01/11	B1	1,002,500
2,000,000	Echostar DBS Corp	6.375	10/01/11	Ba3	1,970,000
325,000	Echostar DBS Corp (Sr Note)	9.125	01/15/09	Ba3	356,281
1,000,000	Fairpoint Communications Inc (Sr Note)	0.000	03/01/10		1,142,500
1,000,000	Gray Television, Inc (Guarantee Note)	9.250	12/15/11	B2	1,096,250
500,000	Insight Midwest Lp/Insight Capital, Inc (Sr Note)	10.500	11/01/10	B2	545,000
500,000	Nextel Communications, Inc (Sr Note)	6.875	10/31/13	B2	495,625
1,500,000	Nextel Communications, Inc (Sr Note)	7.375	08/01/15	B2	1,515,000
1,500,000	Qwest Corp Note	9.125	03/15/12	Ba3	1,620,000
1,000,000	Rogers Cantel, Inc Deb	9.750	06/01/16	Ba3	1,132,500
500,000	Rogers Wireless Communications, Inc (Secured Note)	9.625	05/01/11	Ba3	561,250
500,000	Rogers Wireless Communications, Inc (Secured Note)	6.375	03/01/14	Ba3	460,000
500,000	Videotron Ltee	6.875	01/15/14	Ba3	486,250

TIAA-CREF Mutual Funds - High-Yield Bond Fund

Principal/Shares		Rate	Maturity Date	Moodys Rating	Value

	TOTAL COMMUNICATIONS				18,026,236

EATING AND DRINKING PLACES - 0.23%
500,000	Carrols Corp (Guarantee Note)	9.500	12/01/08	B3	517,500

	TOTAL EATING AND DRINKING PLACES				517,500

ELECTRIC, GAS, AND SANITARY SERVICES - 12.31%
500,000	AES Corp (Secured Note)	9.000	05/15/15	B1	535,625
500,000	AES Corp (Sr Note)	9.375	09/15/10	B2	533,125
1,000,000	AES Corp (Sr Note)	8.875	02/15/11	B2	1,037,500
500,000	AES Corp/The	7.750	03/01/14	B2	480,625
500,000	Allegheny Energy Supply Bond	8.250	04/15/12	B3	494,375
1,000,000	Allied Waste North America	6.125	02/15/14	Ba3	915,000
1,000,000	Allied Waste North America (Guarantee Note)	7.625	01/01/06	Ba3	1,048,750
1,000,000	Allied Waste North America (Secured Note)	6.500	11/15/10	Ba3	990,000
1,000,000	Allied Waste North America (Sr Note)	7.875	04/15/13	Ba3	1,045,000
1,000,000	ANR Pipeline Co Note	8.875	03/15/10	B1	1,092,500
500,000	Aquila, Inc (Sr Note)	14.875	07/01/12	Caa1	602,500
500,000	BRL Universal Equipment 2001 A LP (Secured Note)	8.875	02/15/08	Ba3	535,625
500,000	Calpine Corp (Secured Note)	8.500	07/15/10	NA	413,750
1,000,000	Calpine Corp (Secured Note)	8.750	07/15/13	NA	820,000
750,000	CMS Energy Corp (Sr Note)	8.500	04/15/11	B3	765,000
500,000	Edison Mission Energy (Sr Note)	10.000	08/15/08	B2	533,750
167,000	El Paso Energy Partners Lp/El Paso Energy Partners Finance Corp (Guarantee Note)	8.500	06/01/11	B1	180,778
1,000,000	Empresa Nacional de Electricidad SA/Chile Note	8.625	08/01/15	Ba2	1,078,275
1,000,000	Illinois Power Co (First Mortgage Bond)	11.500	12/15/10	B1	1,182,500
1,000,000	Nevada Power Co	6.500	04/15/12	Ba2	950,000
500,000	Nevada Power Co (Second Mortgage Bond)	9.000	08/15/13	Ba2	543,750
1,000,000	NRG Energy, Inc (Secured Note)	8.000	12/15/13	B2	1,010,000
250,000	Orion Power Holdings, Inc (Sr Note)	12.000	05/01/10	B2	305,000
1,000,000	Reliant Energy, Inc (Secured Note)	9.500	07/15/13	B1	1,077,500
1,000,000	Sierra Pacific Resources (Sr Note)	8.625	03/15/14	B2	975,000
500,000	Southern Natural Gas Co Note	8.875	03/15/10	B1	546,250
1,000,000	Southern Natural Gas Co Note	0.000	03/01/32		940,000
325,000	Stericycle, Inc (Guarantee Note)	12.375	11/15/09	B3	354,250
1,000,000	TECO Energy, Inc (Sr Note)	10.500	12/01/07	Ba2	1,115,000
500,000	Tiverton Power Assocs Ltd/Rumford Power Assocs Ltd LP (Pass-Thru Cert)	9.000	07/15/18	B3	380,000
500,000	TNP Enterprises, Inc (Sr Sub Note)	10.250	04/01/10	B2	517,500
1,000,000	Transcontinental Gas Pipe LN (Sr Note)	8.875	07/15/12	B1	1,130,000
250,000	Williams Cos, Inc (Sr Note)	8.625	06/01/10	B3	275,000
1,000,000	Williams Cos, Inc Note	8.125	03/15/12	B3	1,067,500
1,000,000	Williams Cos, Inc Note	7.750	06/15/31	B3	915,000
1,000,000	Williams Cos, Inc Note	8.750	03/15/32	B3	1,000,000

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				27,386,428

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.65%
1,500,000	Flextronics International Ltd (Sr Sub Note)	6.500	05/15/13	Ba2	1,462,500
1,000,000	General Cable Corp	9.500	11/15/10	B2	1,075,000
1,000,000	Sanmina-SCI Corp (Guarantee Note)	10.375	01/15/10	Ba2	1,145,000

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT				3,682,500

ENGINEERING AND MANAGEMENT SERVICES - 0.47%
1,000,000	Nalco Co (Sr Note)	7.750	11/15/11	B2	1,047,500

	TOTAL ENGINEERING AND MANAGEMENT SERVICES				1,047,500

FABRICATED METAL PRODUCTS - 1.64%
1,000,000	Ball Corp (Guarantee Note)	6.875	12/15/12	Ba3	1,015,000
500,000	Crown European Holdings SA (Secured Note)	9.500	03/01/11	B1	545,000
500,000	Crown European Holdings SA (Secured Note)	10.875	03/01/13	B2	570,000
500,000	Owens-Brockway (Secured Note)	8.750	11/15/12	B2	542,500
1,000,000	Valmont Industries, Inc (Company Guarantee)	6.875	05/01/14	Ba3	982,500

	TOTAL FABRICATED METAL PRODUCTS				3,655,000

FOOD AND KINDRED PRODUCTS - 2.07%
1,000,000	Burns Philp Capital Property ltd	9.750	07/15/12	B3	1,035,000
1,000,000	Del Monte Corp (Guarantee Note)	9.250	05/15/11	B2	1,092,500
750,000	Hercules, Inc (Guarantee Note)	11.125	11/15/07	Ba2	877,500
500,000	Reddy Ice Group, Inc (Sr Sub Note)	8.875	08/01/11	B3	527,500
1,000,000	Swift & Co (Guarantee Note)	10.125	10/01/09	B1	1,067,500

	TOTAL FOOD AND KINDRED PRODUCTS				4,600,000

FOOD STORES - 0.45%
1,000,000	Stater Brothers Holdings (Sr Note)	8.125	06/15/12	B1	1,003,750

	TOTAL FOOD STORES				1,003,750

FORESTRY - 0.45%
1,000,000	Millar Western Forest Products Ltd (Sr Note)	7.750	11/15/13	B3	1,005,000

	TOTAL FORESTRY				1,005,000

GENERAL BUILDING CONTRACTORS - 3.26%
500,000	Beazer Homes USA, Inc (Guarantee Note)	8.375	04/15/12	Ba1	527,500
1,000,000	DR Horton Inc (Sr Note)	7.875	08/15/11	Ba1	1,092,500
1,000,000	Dr Horton, Inc (Sr Sub Note)	9.750	09/15/10	Ba2	1,158,750
500,000	K Hovnanian Enterprises, Inc (Guarantee Note)	6.500	01/15/14	Ba2	465,000

TIAA-CREF Mutual Funds - High-Yield Bond Fund

Principal/Shares			Rate	Maturity Date	Moodys Rating	Value

1,000,000		KB Home	5.750	02/01/14	Ba1	920,000
500,000		KB Home (Sr Sub Note)	8.625	12/15/08	Ba2	537,500
500,000		KB Home (Sr Sub Note)	7.750	02/01/10	Ba2	515,000
1,000,000		RJ Tower Corp (Guarantee Note)	12.000	06/01/13	B3	957,500
1,000,000		Toll Corp (Sr Sub Note)	8.250	12/01/11	Ba2	1,085,000

		TOTAL GENERAL BUILDING CONTRACTORS				7,258,750

GENERAL MERCHANDISE STORES - 0.46%
1,000,000		JC Penney Co, Inc/New Deb	7.125	11/15/23	Ba3	1,025,000

		TOTAL GENERAL MERCHANDISE STORES				1,025,000

HEALTH SERVICES - 1.12%
500,000		HCA Inc Note	5.250	11/06/08	Ba1	496,908
500,000		HCA, Inc (Sr Note)	7.875	02/01/11	Ba1	548,387
1,000,000		HCA, Inc Note	6.300	10/01/12	Ba1	1,000,513
500,000		Tenet Healthcare Corp Note	7.375	02/01/13	B3	452,500

		TOTAL HEALTH SERVICES				2,498,308

HOLDING AND OTHER INVESTMENT OFFICES - 2.75%
2,000,000		BCP Caylux Holdings Luxembourg SCA	9.625	06/15/14	B3	2,072,500
1,000,000		Capitol Records, Inc (Guarantee Note)	8.375	08/15/09	Ba1	1,075,000
231,000		Felcor Lodging LP (Guarantee Note)	10.000	09/15/08	B1	243,705
686,000		iStar Financial, Inc (Sr Note)	8.750	08/15/08	Ba1	758,733
1,000,000		iStar Financial, Inc (Sr Note)	4.875	01/15/09	Ba1	968,294
1,000,000		iStar Financial, Inc (Sr Note)	6.000	12/15/10	Ba1	993,748

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				6,111,980

HOTELS AND OTHER LODGING PLACES - 2.42%
500,000		Boyd Gaming Corp (Guarantee Note)	9.250	08/01/09	Ba3	546,250
500,000		Boyd Gaming Corp (Sr Sub Note)	8.750	04/15/12	B1	532,500
250,000		MGM Mirage (Guarantee Note)	9.750	06/01/07	Ba2	273,125
750,000		MGM Mirage (Guarantee Note)	8.500	09/15/10	Ba1	810,000
500,000		Mohegan Tribal Gaming Authority (Sr Sub Note0	8.375	07/01/11	Ba3	540,000
750,000		Seneca Gaming Corp (Sr Note)	7.250	05/01/12	B2	749,063
1,000,000		Station Casinos, Inc (Sr Note)	6.000	04/01/12	Ba3	967,500
1,000,000		Station Casinos, Inc (Sr Note)	0.000	02/01/14		962,500

		TOTAL HOTELS AND OTHER LODGING PLACES				5,380,938

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.57%
1,000,000		Case New Holland, Inc (Sr Note)	9.250	08/01/11	Ba3	1,050,000
1,000,000		Cummins, Inc	9.500	12/01/10	Ba2	1,132,500
750,000		KRATON Polymers LLC/Capital Corp (Sr Sub Note)	8.125	01/15/14	B3	757,500
500,000		Texas Industries, Inc (Sr Note)	10.250	06/15/11	B1	557,500

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				3,497,500

INSTRUMENTS AND RELATED PRODUCTS - 3.07%
1,500,000		DirecTV Holdings LLC (Sr Note)	8.375	03/15/13	B1	1,659,375
1,000,000		Eastman Kodak Co Note	7.250	11/15/13	Baa3	1,015,612
434,000		Fisher Scientific International (Sr Sub Note)	8.125	05/01/12	B2	464,380
1,000,000		Fisher Scientific International (Sr Sub Note)	8.000	09/01/13	B2	1,070,000
1,000,000		Global Cash Access LLC/Global Cash Finance Corp	8.750	03/15/12	Caa1	1,040,000
1,000,000		Hanger Orthopedic Group, Inc (Guarantee Note)	10.375	02/15/09	B2	1,022,500
500,000		Xerox Corp (Guarantee Note)	9.750	01/15/09	B1	568,750

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				6,840,617

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.42%
1,000,000		United Rentals North America, Inc (Company Guarantee)	6.500	02/15/12	B1	945,000

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT				945,000

METAL MINING - 0.50%
1,000,000		Freeport-McMoRan Copper & Gold, Inc (Sr Note)	10.125	02/01/10	B2	1,105,000

		TOTAL METAL MINING				1,105,000

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.66%
1,000,000	h	K2, Inc	7.375	07/01/14	Ba3	1,017,500
1,500,000		Koppers, Inc (Guarantee Note)	9.875	10/15/13	B2	1,642,500
1,000,000		Polypore, Inc	8.750	05/15/12	Caa1	1,042,500

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				3,702,500

MISCELLANEOUS RETAIL - 1.86%
1,000,000		Amerigas Partners LP/Amerigas Eagle Finance Corp (Sr Note)	10.000	04/15/06	B2	1,080,000
500,000		Office Depot, Inc (Sr Sub Note)	10.000	07/15/08	Ba1	575,000
1,000,000		Rite Aid Corp (Secured Note)	8.125	05/01/10	B2	1,052,500
500,000		Toys R US, Inc Note	7.875	04/15/13	Ba2	501,875
1,000,000		Toys R US, Inc Note	7.375	10/15/18	Ba2	923,750

		TOTAL MISCELLANEOUS RETAIL				4,133,125

NONDEPOSITORY INSTITUTIONS - 2.11%
1,000,000		Couche-Tard US LP/Couche-Tard Finance Corp	0.000	12/15/13		1,000,000
1,000,000		E*Trade Financial Corp	8.000	06/15/11	B1	995,000
1,000,000		Nexstar Finance LLC/Nexstar Finance, Inc (Guarantee Note)	12.000	04/01/08	B3	1,105,000
1,500,000		UGS Corp (Sr Sub Note)	10.000	06/01/12	B3	1,597,500

		TOTAL NONDEPOSITORY INSTITUTIONS				4,697,500

TIAA-CREF Mutual Funds - High-Yield Bond Fund

Principal/Shares		Rate	Maturity Date	Moodys Rating	Value

OIL AND GAS EXTRACTION - 3.91%
1,120,000	Chesapeake Energy Corp	6.875	01/15/16	Ba3	1,092,000
1,000,000	Chesapeake Energy Corp (Guarantee Note)	7.750	01/15/15	Ba3	1,042,500
750,000	Chesapeake Energy Corp (Sr Note)	6.875	01/15/16	Ba3	731,250
1,000,000	Exco Resources, Inc	7.250	01/15/11	B2	1,015,000
500,000	Hanover Equipment Trust (Secured Note)	8.500	09/01/08	B2	528,750
500,000	Hanover Equipment Trust (Secured Note)	8.750	09/01/11	B2	535,000
1,000,000	Magnum Hunter Resources, Inc (Guarantee Note)	9.600	03/15/12	B2	1,100,000
500,000	Peabody Energy Corp (Guarantee Note)	6.875	03/15/13	Ba3	506,250
1,000,000	Plains Exploration & Production Co	7.125	06/15/14	Ba2	1,017,500
1,000,000	Westport Resources Corp (Guarantee Note)	8.250	11/01/11	Ba3	1,131,250

	TOTAL OIL AND GAS EXTRACTION				8,699,500

PAPER AND ALLIED PRODUCTS - 4.53%
500,000	Boise Cascade Corp (Sr Note)	6.500	11/01/10	Ba2	508,750
1,000,000	Georgia-Pacific Corp (Guarantee Note)	8.875	02/01/10	Ba2	1,132,500
500,000	Georgia-Pacific Corp (Guarantee Note)	9.375	02/01/13	Ba2	572,500
1,000,000	Georgia-Pacific Corp (Sr Note)	8.000	01/15/24	Ba3	1,000,000
1,500,000	Georgia-Pacific Corp Deb	9.500	12/01/11	Ba3	1,762,500
1,000,000	Georgia-Pacific Corp Note	8.875	05/15/31	Ba3	1,067,500
1,000,000	Graphic Packaging International Corp	9.500	08/15/13	B3	1,085,000
880,000	Greif, Inc (Guarantee Note)	8.875	08/01/12	B2	947,100
500,000	Pliant Corp	0.000	06/15/09	B3	421,250
1,000,000	Pliant Corp (Secured Note)	11.125	09/01/09	B3	1,070,000
500,000	Smurfit-Stone Container Corp (Guarantee Note)	8.250	10/01/12	B2	520,000

	TOTAL PAPER AND ALLIED PRODUCTS				10,087,100

PERSONAL SERVICES - 1.12%
1,000,000	Coinmach Corp (Sr Note)	9.000	02/01/10	B2	1,002,500
1,000,000	Service Corp International/US (Sr Note)	6.750	04/01/16	B1	925,000
41,000	Service Corp International/US Note	6.000	12/15/05	B1	41,871
500,000	Service Corp International/US Note	7.700	04/15/09	B1	512,500

	TOTAL PERSONAL SERVICES				2,481,871

PETROLEUM AND COAL PRODUCTS - 0.49%
500,000	Equistar Chemicals LP/Equistar Funding Corp (Guarantee Note)	10.125	09/01/08	B2	547,500
500,000	Tesoro Petroleum Corp (Secured Note)	8.000	04/15/08	Ba3	535,000

	TOTAL PETROLEUM AND COAL PRODUCTS				1,082,500

PRIMARY METAL INDUSTRIES - 1.09%
500,000	AK Steel Corp (Guarantee Note)	7.750	06/15/12	B3	451,250
1,000,000	Ispat Inland ULC	9.750	04/01/14	Caa1	1,030,000
500,000	Russel Metals, Inc (Sr Note)	0.000	03/01/14		468,750
421,000	United States Steel Corp (Sr Note)	9.750	05/15/10	B1	466,258

	TOTAL PRIMARY METAL INDUSTRIES				2,416,258

PRINTING AND PUBLISHING - 5.23%
500,000	American Achievement Corp	8.250	04/01/12	B3	507,500
1,500,000	Block Communications, Inc (Guarantee Note)	9.250	04/15/09	B2	1,575,000
500,000	CanWest Media, Inc (Guarantee Note)	7.625	04/15/13	B1	513,750
1,000,000	CanWest Media, Inc (Sr Sub Note)	10.625	05/15/11	B2	1,121,250
500,000	Dex Media East LLC/Dex Media East Finance Co (Guarantee Note)	9.875	11/15/09	B3	561,250
1,000,000	Dex Media West LLC/Dex Media Finance Co (Sr Sub Note)	9.875	08/15/13	Caa1	1,097,500
1,000,000	Liberty Group Operating, Inc (Guarantee Note)	9.375	02/01/08	Caa1	995,000
1,000,000	Mail Well I Corp (Guarantee Note)	9.625	03/15/12	B1	1,075,000
1,000,000	Primedia, Inc (Guarantee Note)	7.625	04/01/08	B3	990,000
1,000,000	Rent-A-Center, Inc (Guarantee Note)	7.500	05/01/10	B1	1,025,000
500,000	RH Donnelley Finance Corp I (Guarantee Note)	10.875	12/15/12	B2	580,000
500,000	RH Donnelley Finance Corp I (Sr Sub Note)	10.875	12/15/12	B2	580,000
1,000,000	Von Hoffmann Press, Inc (Guarantee Note)	10.250	03/15/09	B2	1,028,750

	TOTAL PRINTING AND PUBLISHING				11,650,000

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.49%
1,000,000	Owens-Brockway Glass Con. (Guarantee Note)	8.875	02/15/09	B2	1,080,000

	TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS				1,080,000

TRANSPORTATION EQUIPMENT - 1.88%
500,000	Dana Corp Note	10.125	03/15/10	Ba3	566,250
1,000,000	Dana Corp Note	9.000	08/15/11	Ba3	1,170,000
500,000	Sequa Corp (Sr Note)	8.875	04/01/08	B1	526,250
500,000	Sequa Corp (Sr Note)	9.000	08/01/09	B1	531,250
1,000,000	TD Funding Corp (Guarantee Note)	8.375	07/15/11	B3	1,015,000
324,000	TRW Automotive, Inc (Sr Sub Note)	11.000	02/15/13	B2	382,320

	TOTAL TRANSPORTATION EQUIPMENT				4,191,070

WATER TRANSPORTATION - 0.50%
1,000,000	Stena AB (Sr Sub Note)	9.625	12/01/12	Ba3	1,110,000

	TOTAL WATER TRANSPORTATION				1,110,000

WHOLESALE TRADE-DURABLE GOODS - 3.14%
1,000,000	Avnet, Inc Notes	9.750	02/15/08	Ba2	1,135,000
1,500,000	Ingram Micro, Inc (Sr Sub Note)	9.875	08/15/08	Ba2	1,642,500
2,000,000	Keystone Automotive Operations, Inc (Sr Sub Note)	9.750	11/01/13	B3	2,140,000
1,000,000	Ryerson Tull, Inc/Old Note	9.125	07/15/06	B1	1,045,000

TIAA-CREF Mutual Funds - High-Yield Bond Fund

Principal/Shares		Rate	Maturity Date	Moodys Rating	Value

1,000,000	Wesco Distribution, Inc (Guarantee Note)	9.125	06/01/08	B3	1,028,750

	TOTAL WHOLESALE TRADE-DURABLE GOODS				6,991,250

WHOLESALE TRADE-NONDURABLE GOODS - 3.70%
1,000,000	Airgas, Inc	6.250	07/15/14	Ba2	957,500
1,000,000	Airgas, Inc (Guarantee Note)	9.125	10/01/11	Ba2	1,127,500
1,000,000	AmerisourceBergen Corp (Guarantee Note)	7.250	11/15/12	Ba3	1,025,000
500,000	AmerisourceBergen Corp (Sr Note)	8.125	09/01/08	Ba3	538,750
1,000,000	HMP Equity Holdings Corp	0.000	05/15/08	NA	580,000
1,000,000	Huntsman International Holdings LLC	0.000	12/31/09	Caa2	490,000
500,000	ISP Chemco, Inc (Guarantee Note)	10.250	07/01/11	B1	556,250
1,000,000	NeighborCare, Inc (Sr Sub Note)	6.875	11/15/13	Ba3	1,060,000
1,000,000	Solo Cup Co (Sr Sub Note)	8.500	02/15/14	B3	930,000
1,000,000	Valeant Pharmaceuticals International (Sr Note)	7.000	12/15/11	B1	975,000

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS				8,240,000

	TOTAL CORPORATE BONDS				198,811,806
	(Cost $191,450,169)
COMMON STOCKS - 0.00%
AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.00%
1,500	TravelCenters of America, Inc				15

	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				15

BUSINESS SERVICES - 0.00%
1,500	Advanstar Holdings Corp				15

	TOTAL BUSINESS SERVICES				15

PAPER AND ALLIED PRODUCTS - 0.00%
250	Pliant Corp				3

	TOTAL PAPER AND ALLIED PRODUCTS				3

	TOTAL COMMON STOCKS				33
	(Cost $162,890)

SHORT TERM INVESTMENTS- 7.60%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 7.60%
$16,900,000	Federal Home Loan Bank (FHLB)	1.000	07/01/04		16,899,440

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				16,899,440

	TOTAL SHORT TERM INVESTMENTS				16,899,440
	(Cost $16,899,440)
	TOTAL PORTFOLIO - 96.93%				215,711,279
	(Cost $208,512,499)
	OTHER ASSETS & LIABILITIES, NET -3.07%				6,838,341

	NET ASSETS - 100.00%				$222,549,620

h	This security was purchased on a delayed delivery basis.
+	As provided by Moody's Investors Service (Unaudited)

For ease of presentation a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Mutual Funds - Short-Term Bond Fund

TIAA-CREF MUTUAL FUNDS
SHORT-TERM BOND FUND
STATEMENT  OF INVESTMENTS (Unaudited)
June 30, 2004

Principal		Rate	Maturity Date	Moodys Rating	Value

BONDS - 98.29%
CORPORATE BONDS - 40.97%
ASSET BACKED - 1.40%
$1,000,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaae	$1,003,400
500,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	A2e	489,200
500,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2e	481,900
1,199,901	Chase Funding Net Interest Margin Series 2004-1 (Class 1a)	3.750	03/27/35	Baa2e	1,184,902
166,666	Sears Credit Account Master Trust Series 1998-2 (Class A2)	5.250	10/16/08	Aaa	167,707

	TOTAL ASSET BACKED				3,327,109

BUSINESS SERVICES - 0.53%
500,000	Equifax, Inc	6.300	07/01/05	Baa1	517,187
500,000	Midamerican Energy Holdings Co (Sr Note)	4.625	10/01/07	Baa3	505,322
250,000	Sungard Data Systems, Inc Note	0.000	01/15/09		242,515

	TOTAL BUSINESS SERVICES				1,265,024

CHEMICALS AND ALLIED PRODUCTS - 2.12%
1,000,000	Du Pont EI de Nemours & Co Note	6.750	10/15/04	Aa3	1,013,692
1,000,000	Eli Lilly & Co Note	2.900	03/15/08	Aa3	965,904
1,000,000	Gillette Co/The (Sr Note)	4.125	08/30/07	Aa3	1,017,891
500,000	Merck & Co, Inc Note	5.250	07/01/06	Aaa	521,666
1,000,000	Pfizer, Inc Note	3.625	11/01/04	Aaa	1,006,183
500,000	Pfizer, Inc Note	5.625	02/01/06	Aaa	522,416

	TOTAL CHEMICALS AND ALLIED PRODUCTS				5,047,752

COMMUNICATIONS - 3.93%
500,000	360 Communications Co (Sr Note)	7.500	03/01/06	A2	534,411
500,000	America Movil SA de CV	4.125	03/01/09	Baa1	471,540
500,000	AT&T Wireless Services, Inc (Sr Note)	6.875	04/18/05	Baa2	516,958
500,000	BellSouth Telecommunication Note	6.500	06/15/05	Aa3	519,052
250,000	Citizens Communications Co Note	8.500	05/15/06	Baa3	265,102
1,000,000	Clear Channel Communications, Inc Note	3.125	02/01/07	Baa3	983,227
550,000	Comcast Cable Communications (Sr Note)	6.375	01/30/06	Baa3	577,196
500,000	Cox Communications, Inc Note	7.750	08/15/06	Baa2	542,626
1,000,000	Deutsche Telekom International Finance BV (Guarantee Note)	8.250	06/15/05	Baa2	1,052,770
500,000	Deutsche Telekom International Finance BV (Guarantee Note)	3.875	07/22/08	Baa2	492,590
1,000,000	SBC Communications, Inc Note	5.750	05/02/06	A1	1,046,504
1,000,000	Sprint Capital Corp (Guarantee Note)	6.000	01/15/07	Baa3	1,048,766
500,000	Verizon Global Funding Corp Note	6.125	06/15/07	A2	533,479
500,000	Verizon Wireless Capital LLC Note	5.375	12/15/06	A3	524,132
250,000	Vodafone Group plc Note	3.950	01/30/08	A2	249,756

	TOTAL COMMUNICATIONS				9,358,109

DEPOSITORY INSTITUTIONS - 5.67%
500,000	Bank of America Corp (Sr Note)	5.250	02/01/07	Aa2	521,906
750,000	Bank of America Corp (Sr. Note)	3.375	02/17/09	Aa2	720,036
1,000,000	Bank One Corp Note	6.500	02/01/06	Aa3	1,055,104
1,000,000	Bank One NA Illinois Note	3.700	01/15/08	Aa2	992,585
500,000	Citigroup, Inc Note	4.125	06/30/05	Aa1	508,649
1,000,000	Citigroup, Inc Note	5.750	05/10/06	Aa1	1,047,795
1,000,000	Citigroup, Inc Note	3.500	02/01/08	Aa1	985,863
500,000	Credit Suisse First Boston USA, Inc Note	5.750	04/15/07	Aa3	526,876
500,000	FleetBoston Financial Corp (Sub Note)	8.125	07/01/04	Aa3	500,000
1,000,000	JP Morgan Chase & Co (Sr Note)	3.625	05/01/08	Aa3	981,318
500,000	KFW International Finance (Guarantee Note)	0.000	10/17/05		499,945
250,000	Marshall & Isley Bank (Sr Note)	4.125	09/04/07	Aa3	252,276
500,000	Mellon Funding Corp (Guarantee Note)	4.875	06/15/07	A1	516,704
250,000	National City Bank/Indiana Note	4.875	07/20/07	Aa3	258,100
500,000	Popular North America, Inc	4.700	06/30/09	A3	501,190
480,000	Suntrust Bank (Sub Note)	7.250	09/15/06	Aa3	520,534
500,000	US Bancorp (Sr Note)	5.100	07/15/07	Aa3	519,628
500,000	Wachovia Bank NA/Old Note	4.850	07/30/07	Aa2	516,269
500,000	Wachovia Corp (Sr. Note)	3.625	02/17/09	Aa3	484,807
500,000	Washington Mutual, Inc Note	7.500	08/15/06	A3	541,909
500,000	Wells Fargo & Co (Sr Note)	7.250	08/24/05	Aa1	526,750
500,000	Wells Fargo (OLD) Note	6.625	07/15/04	Aa1	500,646

	TOTAL DEPOSITORY INSTITUTIONS				13,478,890

EATING AND DRINKING PLACES - 0.22%
500,000	Mcdonald’s Corp Note	5.950	01/15/08	A2	531,934

	TOTAL EATING AND DRINKING PLACES				531,934

ELECTRIC, GAS, AND SANITARY SERVICES - 3.08%
500,000	American Electric Power Co, Inc Note	6.125	05/15/06	Baa3	524,939
500,000	Consolidated Natural Gas Co Note	7.250	10/01/04	A3	506,209
250,000	Consumers Energy Co (1st Mtge)	4.250	04/15/08	Baa3	246,496
500,000	Consumers Energy Co (Sr Note)	6.000	03/15/05	Baa3	511,661
500,000	Dominion Resources Inc/VA Note	2.800	02/15/05	Baa1	501,555
2,000,000	Duke Energy Corp (First Mortgage Bond)	3.750	03/05/08	A3	1,965,119
500,000	FirstEnergy Corp Note	5.500	11/15/06	Baa3	517,262
500,000	KeySpan Corp Note	6.150	06/01/06	A3	526,035
1,000,000	Nisource Finance Corp (Guarantee Note)	3.200	11/01/06	Baa3	991,501
1,000,000	Tampa Electric Co Note	5.375	08/15/07	Baa2	1,028,018

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				7,318,795

TIAA-CREF Mutual Funds - Short-Term Bond Fund

Principal		Rate	Maturity Date	Moodys Rating	Value

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 0.22%
500,000	Cooper Industries, Inc (Guarantee Note)	5.250	07/01/07	A3	520,068

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT				520,068

FABRICATED METAL PRODUCTS - 0.45%
1,000,000	Illinois Tool Works, Inc Note	5.750	03/01/09	Aa3	1,062,128

	TOTAL FABRICATED METAL PRODUCTS				1,062,128

FOOD AND KINDRED PRODUCTS - 2.31%
500,000	Cadbury Schweppes US Finance LLC Note	3.875	10/01/08	NA	490,497
500,000	Coca-Cola Co Note	4.000	06/01/05	Aa3	507,614
1,000,000	Coca-Cola Enterprises, Inc Note	2.500	09/15/06	A2	984,105
1,000,000	General Mills, Inc Note	5.125	02/15/07	Baa2	1,036,747
500,000	Kraft Foods, Inc	4.000	10/01/08	A3	492,562
1,000,000	PepsiCo, Inc Note	4.500	09/15/04	Aa3	1,005,003
1,000,000	Sara Lee Corp Note	1.950	06/15/06	A3	977,380

	TOTAL FOOD AND KINDRED PRODUCTS				5,493,908

FORESTRY - 0.44%
1,000,000	Weyerhaeuser Co Note	6.000	08/01/06	Baa2	1,048,511

	TOTAL FORESTRY				1,048,511

FURNITURE AND FIXTURES - 0.21%
500,000	Masco Corp Note	4.625	08/15/07	Baa1	509,489

	TOTAL FURNITURE AND FIXTURES				509,489

GENERAL BUILDING CONTRACTORS - 0.21%
500,000	Centex Corp Note	4.750	01/15/08	Baa2	508,190

	TOTAL GENERAL BUILDING CONTRACTORS				508,190

GENERAL MERCHANDISE STORES - 2.92%
500,000	Fred Meyer, Inc Holding Co (Guarantee Note)	7.450	03/01/08	Baa2	555,618
500,000	Target Corp Note	3.375	03/01/08	A2	491,831
500,000	Wal-Mart Stores, Inc Note	4.150	06/15/05	Aa2	508,928
500,000	Wal-Mart Stores, Inc Note	4.375	07/12/07	Aa2	512,164
5,000,000	Wal-Mart Stores, Inc Note	3.375	10/01/08	Aa2	4,868,069

	TOTAL GENERAL MERCHANDISE STORES				6,936,610

HOLDING AND OTHER INVESTMENT OFFICES - 0.76%
250,000	EOP Operating LP Note	8.375	03/15/06	Baa1	271,544
1,000,000	Pepco Holdings, Inc Note	3.750	02/15/06	Baa2	1,006,212
500,000	Pepco Holdings, Inc Note	5.500	08/15/07	Baa2	520,871

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES				1,798,627

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.42%
250,000	Caterpillar Financial Services Corp Note (Sr Note)	4.875	06/15/07	A2	258,565
250,000	Hewlett-Packard Co Note	3.625	03/15/08	A3	246,908
500,000	John Deere Capital Corp Note	3.900	01/15/08	A3	498,749

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				1,004,222

INSTRUMENTS AND RELATED PRODUCTS - 0.22%
500,000	Raytheon Co Note	6.500	07/15/05	Baa3	519,413

	TOTAL INSTRUMENTS AND RELATED PRODUCTS				519,413

INSURANCE AGENTS, BROKERS AND SERVICE - 0.22%
500,000	Marsh & McLennan Cos, Inc (Sr Note)	5.375	03/15/07	A2	519,759

	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE				519,759

INSURANCE CARRIERS - 2.07%
250,000	American General Finance Corp Note	2.750	06/15/08	A1	236,422
2,000,000	General Electric Capital Corp Note	3.500	05/01/08	Aaa	1,965,681
1,500,000	International Finance Corp	3.750	06/30/09	Aaa	1,479,228
500,000	International Lease Finance Corp Note	5.125	08/01/04	A1	501,229
250,000	Lincoln National Corp Note	5.250	06/15/07	A3	259,181
500,000	UnitedHealth Group, Inc (Sr Note)	3.300	01/30/08	A3	490,681

	TOTAL INSURANCE CARRIERS				4,932,422

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
500,000	Tyco International Group SA (Guarantee Note)	5.800	08/01/06	Baa3	521,449

	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				521,449

MOTION PICTURES - 1.09%
1,530,000	AOL Time Warner, Inc (Guarantee Note)	5.625	05/01/05	Baa1	1,567,473
500,000	Liberty Media Corp Note	3.500	09/25/06	Baa3	498,051
500,000	Walt Disney Co Note	5.500	12/29/06	Baa1	521,239

	TOTAL MOTION PICTURES				2,586,763

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS - 0.22%
500,000	Inter-American Development Bank Bond	5.375	01/18/06	Aaa	520,973

	TOTAL NATIONAL SECURITY AND INTERNATIONAL AFFAIRS				520,973

NONDEPOSITORY INSTITUTIONS - 4.71%
250,000	American Express Co Note	3.750	11/20/07	A1	249,216
500,000	American General Finance Corp	4.625	05/15/09	A1	500,389
1,000,000	American Honda Finance Corp	4.500	05/26/09	A1	1,000,613
500,000	CIT Group, Inc (Sr Sub Note)	4.125	02/21/06	A2	508,582
1,000,000	Countrywide Home Loans, Inc (Guarantee Note)	5.500	08/01/06	A3	1,042,036
1,250,000	Ford Motor Credit Co Note	6.500	01/25/07	A3	1,314,517
500,000	Ford Motor Credit Co Note	5.625	10/01/08	A3	505,383

TIAA-CREF Mutual Funds - Short-Term Bond Fund

Principal		Rate	Maturity Date	Moodys Rating	Value

500,000	General Electric Capital Corp Note	5.350	03/30/06	Aaa	519,992
500,000	General Motors Acceptance Corp Note	6.125	08/28/07	A3	521,824
1,000,000	Household Finance Corp	4.750	05/15/09	A1	1,006,191
500,000	Household Finance Corp (Sr Note)	5.875	09/25/04	A1	504,737
500,000	Household Finance Corp Note	8.000	05/09/05	A1	523,402
1,000,000	Household Finance Corp Note	4.125	12/15/08	A1	986,339
140,000	MBNA America Bank Note	5.375	01/15/08	Baa1	144,954
500,000	National Rural Utility Coop Finance Note	6.500	03/01/07	A2	536,640
1,000,000	Nordic Investment Bank (Unsub Note)	2.875	06/15/09	Aaa	947,450
400,000	Toyota Motor Credit Corp Note	0.029	07/08/08		383,834

	TOTAL NONDEPOSITORY INSTITUTIONS				11,196,099

OIL AND GAS EXTRACTION - 1.26%
500,000	Anadarko Petroleum Corp Note	3.250	05/01/08	Baa1	485,115
750,000	Conoco Funding Co (Guarantee Note)	5.450	10/15/06	A3	784,697
500,000	Devon Energy Corp (Sr Note)	2.750	08/01/06	Baa2	492,703
500,000	Franklin Resources	3.700	04/15/08	A2	491,199
250,000	Ocean Energy, Inc (Guarantee Note)	4.375	10/01/07	Baa3	252,732
500,000	Panhandle Eastern Pipe Line (Sr Note)	4.800	08/15/08	Baa3	501,716

	TOTAL OIL AND GAS EXTRACTION				3,008,162

OTHER MORTGAGE BACKED SECURITIES - 0.35%
822,373	Option One Mortgage Securities Corp NIM Trust Series 2004 (Class 1A)	1.510	04/26/09	Aaa	822,373

	TOTAL OTHER MORTGAGE BACKED SECURITIES				822,373

PAPER AND ALLIED PRODUCTS - 0.10%
250,000	International Paper Co Note	3.800	04/01/08	Baa2	245,649

	TOTAL PAPER AND ALLIED PRODUCTS				245,649

PETROLEUM AND COAL PRODUCTS - 0.15%
350,000	ConocoPhillips Note	8.500	05/25/05	A3	367,974

	TOTAL PETROLEUM AND COAL PRODUCTS				367,974

PIPELINES, EXCEPT NATURAL GAS - 0.41%
1,000,000	Enbridge Energy Partners LP Note	4.000	01/15/09	Baa2	967,459

	TOTAL PIPELINES, EXCEPT NATURAL GAS				967,459

PRINTING AND PUBLISHING - 0.63%
1,000,000	RR Donnelley & Sons Co	3.750	04/01/09	Baa1	972,500
500,000	Viacom, Inc (Guarantee Note)	5.625	05/01/07	A3	525,345

	TOTAL PRINTING AND PUBLISHING				1,497,845

RAILROAD TRANSPORTATION - 0.52%
500,000	Norfolk Southern Corp Note	7.350	05/15/07	Baa1	548,104
150,000	Union Pacific Corp Note	7.600	05/01/05	Baa2	156,069
500,000	Union Pacific Corp Note	5.750	10/15/07	Baa2	526,189

	TOTAL RAILROAD TRANSPORTATION				1,230,362

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.22%
500,000	Newell Rubbermaid, Inc Note	6.000	03/15/07	Baa2	518,076

	TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS				518,076

SECURITY AND COMMODITY BROKERS - 1.80%
500,000	Bear Stearns Cos, Inc Note	5.700	01/15/07	A1	525,732
1,000,000	Goldman Sachs Group, Inc	3.875	01/15/09	Aa3	974,339
500,000	Lehman Brothers Holdings, Inc Note	6.250	05/15/06	A1	528,023
750,000	Lehman Brothers Holdings, Inc Note	4.000	01/22/08	A1	748,358
500,000	Morgan Stanley Bond	5.800	04/01/07	Aa3	527,569
1,000,000	Morgan Stanley Note	3.625	04/01/08	Aa3	982,369

	TOTAL SECURITY AND COMMODITY BROKERS				4,286,390

TRANSPORTATION EQUIPMENT - 1.68%
500,000	Boeing Capital Corp (Sr Note)	5.750	02/15/07	A3	527,016
500,000	DaimlerChrysler NA Holding Corp (Guarantee Note)	6.900	09/01/04	A3	503,452
500,000	DaimlerChrysler NA Holding Corp (Guarantee Note)	4.050	06/04/08	A3	490,106
1,000,000	General Dynamics Corp Note	3.000	05/15/08	A2	965,260
1,000,000	General Motors Acceptance Corp	5.625	05/15/09	A3	999,071
500,000	General Motors Acceptance Corp Note	5.125	05/09/08	A3	502,029

	TOTAL TRANSPORTATION EQUIPMENT				3,986,934

WHOLESALE TRADE-NONDURABLE GOODS - 0.21%
500,000	Safeway, Inc Note	4.800	07/16/07	Baa2	510,317

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS				510,317

	TOTAL CORPORATE BONDS
	(Cost $97,403,996)				97,447,785

GOVERNMENT BONDS - 57.32%
AGENCY SECURITIES - 29.69%
	Federal Farm Credit Bank (FFCB)
6,000,000		2.250	09/01/06	Aaa	5,896,380
	Federal Home Loan Mortgage Corp (FHLMC)
9,200,000		6.875	01/15/05	Aaa	9,452,282
9,800,000		4.250	06/15/05	Aaa	9,985,808
12,750,000		1.875	02/15/06	Aaa	12,574,178
	Federal National Mortgage Association (FNMA)
20,000,000		5.250	06/15/06	Aaa	20,863,002

TIAA-CREF Mutual Funds - Short-Term Bond Fund

Principal			Rate	Maturity Date	Moodys Rating	Value

	8,000,000		4.375	10/15/06	Aaa	8,215,919
	3,500,000		5.000	01/15/07	Aaa	3,644,480

		TOTAL AGENCY SECURITIES				70,632,049

FOREIGN GOVERNMENT BONDS - 0.69%
	1,000,000	Province Of Manitoba Note	4.250	11/20/06	Aa2	1,023,180
	100,000	Canadian Government Bond	6.375	11/30/04	NA	101,878
	500,000	Italy Government International Bond	7.250	02/07/05	Aa2	516,195

		TOTAL FOREIGN GOVERNMENT BONDS				1,641,253

MORTGAGE BACKED SECURITIES - 1.49%
		Federal Home Loan Mortgage Corp Gold (FGLMC)
	279,704	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17		291,866
	967,569	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		990,989
	933,850	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		956,454
	792,225	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	06/01/33		810,148
		Federal National Mortgage Corp (FNMA)
	489,078	Federal National Mortgage Corp (FNMA)	5.000	01/01/19		490,819

		TOTAL MORTGAGE BACKED SECURITIES				3,540,276

U.S. TREASURY SECURITIES - 25.45%
		U.S. Treasury Bond
	6,000,000	U.S. Treasury Bond	2.000	05/15/06		5,929,080
		U.S. Treasury Note
	1,050,000	U.S. Treasury Note	1.500	07/31/05		1,043,133
	5,000,000	U.S. Treasury Note	7.000	07/15/06		5,417,200
	200,000	U.S. Treasury Note	2.375	08/15/06		198,264
	2,500,000	U.S. Treasury Note	6.500	10/15/06		2,699,100
	6,550,000	U.S. Treasury Note	2.625	11/15/06		6,504,870
	5,550,000	U.S. Treasury Note	2.250	02/15/07		5,442,330
	5,100,000	U.S. Treasury Note	2.625	05/15/08		4,941,339
	3,450,000	U.S. Treasury Note	3.250	08/15/08		3,408,496
	8,500,000	U.S. Treasury Note	3.125	09/15/08		8,342,580
	150,000	U.S. Treasury Note	3.125	10/15/08		147,056
	50,000	U.S. Treasury Note	3.375	12/15/08		49,372
	2,050,000	U.S. Treasury Note	3.250	01/15/09		2,010,886
	2,250,000	U.S. Treasury Note	3.000	02/15/09		2,180,430
	100,000	U.S. Treasury Note	3.125	04/15/09		97,169
	6,000,000	U.S. Treasury Note	11.750	02/15/10		6,367,260
		U. S. Treasury Inflation Indexed Bonds
k	5,157,990		3.875	01/15/09		5,750,334

		TOTAL U.S. TREASURY SECURITIES				60,528,899

		TOTAL GOVERNMENT BONDS				136,342,477

		(Cost $137,797,886)
		TOTAL BONDS				233,790,262

		(Cost $235,201,882)
SHORT TERM INVESTMENTS - 0.74%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.74%
	1,750,000	Federal Home Loan Bank (FHLB)	1.000	07/01/04		1,749,941

		TOTAL U.S. GOVERNMENT AND AGECIES DISCOUNT NOTES				1,749,941

		TOTAL SHORT TERM INVESTMENTS
		(Cost $ 1,749,941)				1,749,941

		TOTAL PORTFOLIO - 99.03%				235,540,203
		(Cost $236,951,823)
		OTHER ASSETS & LIABILITIES, NET - 0.97%				2,306,857

		NET ASSETS - 100.00%				$237,847,060

+	As provided by Moody’s Investors Service (Unaudited)
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.  Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Mutual Funds - Tax-Exempt Bond Fund

TIAA-CREF MUTUAL FUNDS
TAX EXEMPT BOND FUND
STATEMENT  OF  INVESTMENTS  (Unaudited)
June 30, 2004

PRINCIPAL		VALUE

MUNICIPAL BONDS - 99.08%
SHORT TERM MUNICIPAL BOND 1.47%
MASSACHUSETTS - 0.21%
$370,000	Massachusetts State Development Finance	$370,000

		370,000

NEW YORK - 1.26%
150,000	New York City N Y	150,000
1,930,000	New York City Municipal Water Finance	1,930,000
150,000	New York City S-93	150,000

		2,230,000

TOTAL SHORT TERM MUNICIPAL BONDS		2,600,000

	(Cost $2,600,000)
LONG TERM MUNICIPAL BONDS 97.61%
ALABAMA - 4.15%
1,140,000	Birmingham Alabama Industriall Water Board 6.000%, 07/01/07	1,238,656
2,500,000	Courtland Alabama Industrial Development Board Environmental Revenue	2,528,925
2,000,000	Jefferson County Alabama Sewer Revenue 5.250%, 02/01/16	2,118,080
1,310,000	West Jefferson Amusement & Public Park Authority 7.500%, 12/01/08	1,438,917

		7,324,578

CALIFORNIA -15.63%
2,500,000	California State 5.000%, 04/01/12	2,665,100
3,780,000	California State 5.000%, 02/01/11	4,034,432
1,000,000	California State 5.000%, 02/01/12	1,064,820
1,480,000	California State 5.000%, 02/01/12	1,575,934
1,005,000	California State 5.000%, 02/01/13	1,066,275
2,475,000	California State 5.000%, 02/01/13	2,625,901
1,000,000	California State 5.250%, 06/01/16	1,041,420
25,000	California State 5.250%, 09/01/16	26,075
1,300,000	California State 5.500%, 06/01/10	1,431,534
4,435,000	California State Department Water Resource Power 5.500%, 05/01/12	4,878,367
1,700,000	California State Economic 5.250%, 07/01/13	1,859,630
2,000,000	California State Economic 5.250%, 07/01/13	2,203,700
190,000	Delta County California 6.700%, 06/01	192,411
1,830,000	Metropolitan Water District Southern County 5.000%, 07/01/17	1,881,441
1,020,000	Palmdale California Water District Revenue County 5.000%, 10/01/18	1,052,558

		27,599,597

COLORADO - 1.42%
2,400,000	Colorado Springs Colorado Sales 5.000%, Due 12/01/14	2,513,688

		2,513,688

CONNECTICUT - 1.15%
1,675,000	Connecticut State Municipal Electric Energy 7.000%, 01/01/15	2,034,304

		2,034,304

DISTRICT OF COLUMBIA - 1.26%
1,000,000	District Columbia Hospital Revenue 6.00%, 08/15/10	1,144,060
1,000,000	District Columbia Revenue 5.750%, 11/15/10	1,075,620

		2,219,680

FLORIDA - 2.17%
1,000,000	Broward County Florida Resource Recovery Revenue 5.375%, 12/01/1	1,067,980
2,595,000	Miami-Dade County Florida School Board 5.000%, 05/01/31	2,762,689

		3,830,669

ILLINOIS - 4.04%
1,700,000	Metropolitan Pier & Exposition 5.375%, 06/01/13	1,870,102
1,150,000	Lake County III Fst Presv District 5.000%, 12/15/12	1,241,356
2,500,000	Illinois State 5.000%, 03/01/14	2,664,350
1,210,000	Cook County Ill Community Consolidated School 5.500%, 12/01/14	1,351,812

		7,127,620

INDIANA - 1.10%
685,000	Valparaiso Indiana Middle School Building Corp 5.250%, 07/15/10	747,582
395,000	Petersburg Indiana Pollution Control Revenue 5.400%, 08/01/17	398,551

TIAA-CREF Mutual Funds - Tax-Exempt Bond Fund

	PRINCIPAL		VALUE

	773,000	Indianapolis Indiana Multi-Family Revenue 4.875%, 12/01/11	793,314

			1,939,447

KENTUCKY - 1.33%
	2,150,000	Kentucky State Turnipike Authority Toll Road Revenue 6.00%, 07/01/11	2,355,476

			2,355,476

LOUISIANA - 1.20%
	2,070,000	De Soto Parish La Pollution Control 5.000%, 10/01/12	2,126,635

			2,126,635

MARYLAND - 0.39%
	675,000	Brazos River Authority Texas Revenue 5.130%, 05/01/2019	691,679

			691,679

MASSACHUSETTS - 3.07%
	1,325,000	Massachusetts State 5.500%, 11/01/12	1,476,633
	800,000	Massachusetts State 5.00%, 12/01/10	863,464
	585,000	Massachusetts State 5.500%, 11/01/13	651,456
	2,175,000	Massachusetts State 5.500%, 11/12	2,423,907

			5,415,460

MISSOURI - 1.08%
	1,700,000	Missouri State Environment 5.500%, 07/01/12	1,910,273

			1,910,273

NEVADA - 0.44%
	800,000	Clark County Nevada Pollution 5.300%, 10/01/11	768,616

			768,616

NEW JERSEY - 6.18%
	610,000	Middlesex County New Jersey (Certificate of Participation) 5.100%, 06/15/14	649,510
	2,000,000	New Jersey State 5.125%, 07/15/18	2,158,940
	730,000	New Jersey State Transportation Trust Fund Authority 5.000%, 12/15/11	790,809
	2,825,000	New Jersey State Turnpike 5.700%, 05/01/13	3,098,149
	4,000,000	Tobacco Settlement Funding Corp 5.000%, 06/01/12	4,205,400

			10,902,808

NEW MEXICO - 0.07%
	115,000	New Mexico Mortgage Finance 6.000%, 07/01/10	131,271

			131,271

NEW YORK - 14.14%
	2,200,000	Long Island Power Authorty Electric 5.250%, 12/01/14	2,329,272
	2,500,000	Metropolitan Transportation Authority 5.500%, 11/15/13	2,801,600
	2,660,000	Nassau County New York Interim Finance Authority Revenue	2,877,615
	2,370,000	New York City (General Obligation) 5.000%, 03/01/12	2,505,801
	1,400,000	New York N Y City Transitional Finance Authority 5.250%, 05/01/14	1,537,564
	1,800,000	New York State Dormitory Authority Revenue 5.500%, 02/01/11	1,988,442
	2,670,000	New York State Environmental Facilities 5.000%, 03/15/14	2,841,708
	2,900,000	New York State Thruway Authority Service Contract Revenue 5.500%, 04/01/12	3,191,276
	3,550,000	New York, NY. 5.000% 11/15/2023	3,802,476
	1,000,000	Triborough Bridge & Tunnel Authority 5.250%, 11/15/14	1,093,200

			24,968,953

NORTH CAROLINA - 0.29%
	450,000	North Carolina Municipal 6.000%, 01/01/11	512,249

			512,249

OHIO - 1.93%
	2,500,000	Ohio State Air Quality Development Authority 6.000%, 12/01/13	2,563,625
	835,000	Ohio State Industrial Development Revenue 5.500%, 11/01/07	839,400

			3,403,025

OKLAHOMA - 0.63%
	975,000	Tulsa County Oklahoma Home Finance Authority 6.900%, 08/01/10	1,103,827

			1,103,827

PENNSYLVANIA - 4.64%
	1,700,000	Allegheny County Industrial Development Authority 4.350%, 12/01/13	1,753,499
	2,840,000	Carbon County Industrial Development Authority 6.650%, 05/01/10	3,051,381
	1,030,000	Pennsylvania Economic 6.000%, 11/01/09	1,064,237
	975,000	Pennsylvania Economic Development Funding 6.000%, 11/01/08	1,007,263
	1,250,000	Pennsylvania Economic Development Funding 6.500%, 11/01/16	1,311,550

			8,187,930

TIAA-CREF Mutual Funds - Tax-Exempt Bond Fund

PRINCIPAL		VALUE

Puerto Rico - 6.26%
3,800,000	Puerto Rico Public Buildings Authority Revenue 5.500%, 07/01/10	4,172,324
855,000	Puerto Rico Commonwealth 5.000%, 07/01/13	908,634
1,550,000	Puerto Rico Commonwealth 5.500%, 07/01/16	1,699,498
2,900,000	Puerto Rico Commonwealth 5.500%, 07/01/10	3,184,142
1,000,000	Puerto Rico Public Finance Corp 5.750%, 08/01/2027	1,092,910

		11,057,508

SOUTH CAROLINA - 2.35%
2,900,000	South Carolina Transportation Infrastructure 5.000%, 10/01/15	3,073,478
1,000,000	South Carolina Transportation Infrastructure 5.500%, 10/01/16	1,079,010

		4,152,488

TENNESSEE - 1.99%
1,500,000	Memphis Tennessee 5.000%, 10/01/15	1,611,600
1,825,000	Memphis-Shelby County 5.000%, 09/01/09	1,904,570

		3,516,170

TEXAS - 10.13%
5,055,000	Brazos River Authority Texas Revenue 4.900%, 10/01/15	5,334,845
725,000	Houston Texas Airport System Revenue 5.800%, Due 07/01/10	777,969
1,000,000	Houston Texas Hotel Occupancy 5.500%. 09/01/11	1,112,910
2,190,000	Richardson Texas School District 5.000%, 02/15/13	2,346,979
2,700,000	San Antonio Texas Electric & Gas 5.250%, 02/01/15	2,861,082
3,195,000	San Antonio Texas Electric & Gas 5.250%, 02/01/16	3,366,412
2,000,000	San Antonio Texas School District 5.250%, 08/15/17	2,085,100

		17,885,296

UTAH - 0.50%
820,000	Utah Cnty Utah Mun Bldg Auth L 5% Due 11/01/11	885,649

		885,649

VIRGIN ISLANDS - 0.69%
1,175,000	Virgin Islands Water 5.000%, 07/01/09	1,222,388

		1,222,388

VIRGINIA - 0.97%
600,000	York County Industrial Development Authority Pollution 5.500% , 07/01/09	633,060
1,000,000	Chesapeake Virginia 5.000%, 05/01/14	1,079,240

		1,712,300

WASHINGTON - 8.41%
750,000	Cowlitz County Washingston Public Utility 5.000%, 09/01/11	811,283
850,000	King & Snohomish Countys Washington 5.000%, 12/01/12	917,252
2,050,000	King County Washingston School District No 412 5.500%, 12/01/11	2,274,598
1,150,000	Kitsap County Washingston 5.000%, 06/01/11	1,238,642
3,345,000	Port Seattle Washingston Revenue 5.500%, 09/01/17	3,673,446
3,000,000	Snohomish County Public Utility 5.250%, 12/01/12	3,290,700
2,500,000	Washington State Public Power Supply 5.000%, 07/01/13	2,638,700

		14,844,620

	TOTAL LONG TERM MUNICIPAL BONDS	172,344,204

	(Cost $172,601,694)
	TOTAL MUNICIPAL BONDS	174,944,204

	(Cost $175,201,694)
	TOTAL PORTFOLIO- 99.08%	174,944,204

	(Cost $175,201,694)
	OTHER ASSET & LIABILITIES, NET - 0.92%	1,617,114

	NET ASSETS - 100.00%	$176,561,318

TIAA-CREF Mutual Funds - Bond Plus Fund

TIAA-CREF MUTUAL FUNDS
BOND PLUS FUND
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2004

Principal/Shares		Rate	Maturity Date	Moodys Rating	Value

BONDS - 96.20%
CORPORATE BONDS - 29.94%
ASSET BACKED - 3.16%
$2,000,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaae	$2,006,800
1,000,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2e	963,800
1,000,000	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M1)	5.700	02/25/34	Aa2e	1,003,400
1,851,004	Countrywide Home Equity Loan Trust Series 2004-B (Class 1A)	1.459	02/15/29	Aaa	1,851,005
500,000	Detroit Edison Securitization Funding Llc Series 2001-1 (Class A3)	5.875	03/01/10	Aaa	529,038
2,000,000	Golden Securities Corp Series 2003-A (Class A1)	1.410	12/02/13	Aaa	1,999,922
424,315	Household Automotive Trust Series 2000-2 (Class A3)	3.680	04/17/06	Aaa	425,795
738,812	Nissan Auto Receivables Owner Trust Series 2001-C (Class A4)	4.800	02/15/07	Aaa	746,472
1,000,000	Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	1,073,556
841,327	Public Service New Hampshire Funding LLC Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	881,692
994,233	Residential Asset Securities Corp Series 1999-KS2 (Class A19)	7.150	07/25/30	Aaa	1,024,668
345,034	Residential Asset Securities Corp Series 2001-Ks2 (Class Ai4)	6.417	02/25/29	Aaa	350,858
1,000,000	Residential Asset Securities Corp Series 2001-Ks2 (Class Ai6)	6.489	10/25/30	Aaa	1,056,907

	TOTAL ASSET BACKED				13,913,913

BUSINESS SERVICES - 0.42%
250,000	Cendant Corp (Sr Note)	7.375	01/15/13	Baa1	278,563
250,000	Equifax, Inc	6.300	07/01/05	Baa1	258,594
1,000,000	Hartford Financial (Sr Note)	6.375	11/01/08	A3	1,073,565
250,000	Sungard Data Systems, Inc Note	0.000	01/15/09		242,515

	TOTAL BUSINESS SERVICES				1,853,237

CHEMICALS AND ALLIED PRODUCTS - 0.11%
500,000	Du Pont EI de Nemours & Co Note	4.750	11/15/12	Aa3	492,576

	TOTAL CHEMICALS AND ALLIED PRODUCTS				492,576

COMMUNICATIONS - 3.64%
500,000	360 Communications Co (Sr Note)	7.500	03/01/06	A2	534,411
500,000	AT&T Corp (Guarantee Note)	8.375	03/15/13	Baa3	587,411
250,000	AT&T Wireless Services, Inc (Sr Note)	7.875	03/01/11	Baa2	284,557
250,000	AT&T Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	308,698
2,000,000	BellSouth Telecommunication Note	6.500	06/15/05	Aa3	2,076,209
500,000	British Telecommunications plc Bond	8.875	12/15/30	Baa1	618,234
500,000	Citizens Communications Co Note	8.500	05/15/06	Baa3	530,203
250,000	Clear Channel Communications, Inc (Sr Note)	7.650	09/15/10	Baa3	282,011
500,000	Clear Channel Communications, Inc (Sr Note)	4.400	05/15/11	Baa3	473,834
250,000	Comcast Cable Communications (Sr Note)	6.750	01/30/11	Baa3	269,787
250,000	Comcast Corp (Guarantee Note)	6.500	01/15/15	Baa3	259,491
500,000	Comcast Corp Bond	7.050	03/15/33	Baa3	518,527
1,000,000	Cox Communications, Inc Note	7.875	08/15/09	Baa2	1,129,938
500,000	Deutsche Telekom International Finance BV (Guarantee Note)	3.875	07/22/08	Baa2	492,590
250,000	Deutsche Telekom International Finance BV (Guarantee Note)	8.750	06/15/30	Baa2	304,616
1,000,000	SBC Communications, Inc Note	6.250	03/15/11	A1	1,063,470
500,000	Sprint Capital Corp (Guarantee Note)	6.875	11/15/28	Baa3	478,918
250,000	Sprint Capital Corp (Guarantee Note)	6.900	05/01/19	Baa3	252,866
1,500,000	Sprint Capital Corp (Guarantee Note)	6.000	01/15/07	Baa3	1,573,148
750,000	Sprint Capital Corp Note	8.375	03/15/12	Baa3	860,599
250,000	Verizon Global Funding Corp Note	7.750	06/15/32	A2	280,723
2,000,000	Verizon New Jersey, Inc Deb	5.875	01/17/12	Aa3	2,050,936
250,000	Verizon Virginia, Inc Deb	4.625	03/15/13	Aa3	232,743
500,000	Verizon Wireless Capital LLC Note	5.375	12/15/06	A3	524,132
	TOTAL COMMUNICATIONS
					15,988,052

DEPOSITORY INSTITUTIONS - 3.06%
250,000	Bank of America Corp (Sr Note)	4.875	01/15/13	Aa2	242,137
250,000	Bank of America Corp (Sr. Note)	3.375	02/17/09	Aa2	240,012
750,000	Bank of America Corp (Sub Note)	4.750	08/15/13	Aa3	715,300
600,000	Bank of America Corp (Sub Note)	7.400	01/15/11	Aa3	679,884
1,000,000	Bank One NA Illinois Note	5.500	03/26/07	Aa2	1,050,333
250,000	BB & T Corp (Sub Note)	6.500	08/01/11	A2	270,760
1,250,000	Citigroup, Inc (Sub Note)	7.250	10/01/10	Aa2	1,408,088
750,000	Citigroup, Inc (Sub Note)	5.625	08/27/12	Aa2	770,002
250,000	Credit Suisse First Boston USA Inc Note	6.125	11/15/11	Aa3	262,929
250,000	Golden West Financial Corp (Sr Note)	4.750	10/01/12	A1	241,404
250,000	Greenpoint Financial Corp (Sr Note)	3.200	06/06/08	Baa1	239,221
500,000	JP Morgan Chase & Co (Sub Note)	7.875	06/15/10	A1	575,831
250,000	JP Morgan Chase & Co Note	4.500	11/15/10	Aa3	244,883
250,000	Korea Development Bank Note	5.750	09/10/13	A3	251,605
250,000	Marshall & Isley Bank (Sr Note)	4.125	09/04/07	Aa3	252,276
1,000,000	Mellon Funding Corp (Guarantee Note)	6.400	05/14/11	A2	1,080,592
1,000,000	PNC Funding Corp (Guarantee Note)	5.750	08/01/06	A2	1,049,492
250,000	Popular North America, Inc	4.700	06/30/09	A3	250,595
500,000	Regions Financial Corp (Sub Note)	6.375	05/15/12	A2	532,599
500,000	Suntrust Bank (Sub Note)	7.250	09/15/06	Aa3	542,223
500,000	US Bancorp (Sr Note)	5.100	07/15/07	Aa3	519,628
500,000	Wachovia Corp (Sr. Note)	3.625	02/17/09	Aa3	484,807
500,000	Wachovia Corp (Sub Note)	4.875	02/15/14	A1	478,004
500,000	Washington Mutual, Inc Note	7.500	08/15/06	A3	541,909
500,000	Wells Fargo Bank NA (Sub Note)	6.450	02/01/11	Aa1	544,070

	TOTAL DEPOSITORY INSTITUTIONS				13,468,584

ELECTRIC, GAS, AND SANITARY SERVICES - 2.30%
500,000	American Electric Power Co, Inc Note	6.125	05/15/06	Baa3	524,939
250,000	Carolina Power & Light Co (First Mortgage Bond)	5.125	09/15/13	A3	243,839
250,000	Carolina Power & Light Co (First Mortgage Bond)	6.125	09/15/33	A3	240,459

TIAA-CREF Mutual Funds - Bond Plus Fund

Principal/Shares		Rate	Maturity Date	Moodys Rating	Value

500,000	CenterPoint Energy Resources Corp (Sr Note)	7.875	04/01/13	Ba1	559,454
250,000	Commonwealth Edison Co (Secured Note)	5.875	02/01/33	A3	240,300
500,000	Consolidated Edison Co of New York	4.700	06/15/09	A1	506,027
250,000	Consolidated Edison Co of New York Note Deb	4.875	02/01/13	A1	244,960
250,000	Consolidated Edison Co of New York Note Deb	5.100	06/15/33	A1	214,251
750,000	Consolidated Natural Gas Co	5.000	03/01/14	A3	718,421
500,000	Consumers Energy Co (1st Mtge)	4.250	04/15/08	Baa3	492,992
1,000,000	Consumers Energy Co (Sr Note)	6.000	03/15/05	Baa3	1,023,321
250,000	Duke Capital LLC (Sr Note)	5.500	03/01/14	Baa3	237,945
500,000	FirstEnergy Corp Note	6.450	11/15/11	Baa3	518,380
1,000,000	Georgia Power Co (Sr Note)	5.500	12/01/05	A2	1,037,924
500,000	Kinder Morgan Energy Partners LP (Sr Note)	5.000	12/15/13	Baa1	468,826
250,000	National Fuel Gas Co Note	5.250	03/01/13	A3	246,256
250,000	Nisource Finance Corp (Guarantee Note)	7.875	11/15/10	Baa3	285,616
250,000	Oncor Electric Delivery Co (Secured Note)	7.250	01/15/33	Baa1	276,461
250,000	Pacific Gas & Electric Co (1st Mtge)	6.050	03/01/34	Baa2	234,805
250,000	Public Service Co of Colorado (Collateral Note)	5.500	04/01/14	A3	252,455
250,000	Southern California Edison Co (1st Mtge)	5.000	01/15/14	Baa2	242,287
500,000	Texas Eastern Transmission LP (Sr Note)	5.250	07/15/07	Baa2	516,823
250,000	Waste Management, Inc (Guarantee Note)	7.750	05/15/32	Baa3	284,125
500,000	Westar Energy, Inc (First Mortgage Bond)	6.000	07/01/14	Ba1	507,987

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				10,118,853

ELECTRONIC & OTHER ELECTRIC EQUIPMENT - 0.51%
500,000	Cooper Industries, Inc (Guarantee Note)	5.250	07/01/07	A3	520,068
500,000	Emerson Electric Co Note	5.000	12/15/14	A2	492,074
1,250,000	General Electric Co Note	5.000	02/01/13	Aaa	1,230,424

	TOTAL ELECTRONIC & OTHER ELECTRIC EQUIPMENT				2,242,566

FABRICATED METAL PRODUCTS - 0.06%
250,000	Fortune Brands Inc Note	4.875	12/01/13	A2	242,766

	TOTAL FABRICATED METAL PRODUCTS				242,766

FOOD AND KINDRED PRODUCTS - 0.78%
250,000	Anheuser-Busch Cos,, Inc Bond	4.375	01/15/13	A1	237,938
250,000	Bottling Group LLC (Guarantee Note)	4.625	11/15/12	Aa3	242,836
250,000	Bunge Ltd Finance Corp Note	5.875	05/15/13	Baa3	250,955
250,000	ConAgra Foods, Inc Note	7.875	09/15/10	Baa1	288,828
500,000	Conagra Foods, Inc Note	8.250	09/15/30	Baa1	605,364
500,000	Coors Brewing Co (Guarantee Note)	6.375	05/15/12	Baa2	530,293
500,000	Kraft Foods, Inc Bonds	6.500	11/01/31	A3	502,179
250,000	Miller Brewing Co Note	5.500	08/15/13	Baa1	250,873
250,000	Sara Lee Corp Note	6.250	09/15/11	A3	269,190
250,000	Unilever Capital Corp (Guarantee Note)	5.900	11/15/32	A1	243,439

	TOTAL FOOD AND KINDRED PRODUCTS				3,421,895

FOOD STORES - 0.58%
500,000	Kroger Co (Guarantee Note)	6.800	04/01/11	Baa2	542,983
2,000,000	Safeway, Inc Note	7.250	09/15/04	Baa2	2,018,520

	TOTAL FOOD STORES				2,561,503

FORESTRY - 0.12%
500,000	Weyerhaeuser Co Note	6.000	08/01/06	Baa2	524,256

	TOTAL FORESTRY				524,256

FURNITURE AND FIXTURES - 0.12%
500,000	Masco Corp Note	4.625	08/15/07	Baa1	509,489

	TOTAL FURNITURE AND FIXTURES				509,489

GENERAL BUILDING CONTRACTORS - 0.55%
250,000	Centex Corp Note	4.750	01/15/08	Baa2	254,095
250,000	Centex Corp Note	5.125	10/01/13	Baa2	235,837
500,000	DR Horton, Inc	5.000	01/15/09	Ba1	490,625
250,000	Lennar Corp Note	5.950	03/01/13	Baa3	251,014
1,000,000	MDC Holdings, Inc (Guarantee Note)	5.500	05/15/13	Baa3	959,400
250,000	Pulte Homes, Inc Note	5.250	01/15/14	Baa3	236,209

	TOTAL GENERAL BUILDING CONTRACTORS				2,427,180

GENERAL MERCHANDISE STORES - 0.28%
500,000	Target Corp Note	4.000	06/15/13	A2	457,528
500,000	Wal-Mart Stores, Inc Note	4.125	02/15/11	Aa2	482,703
250,000	Wal-Mart Stores, Inc Note	7.550	02/15/30	Aa2	299,057

	TOTAL GENERAL MERCHANDISE STORES				1,239,288

HEALTH SERVICES - 0.06%
250,000	Laboratory Corp of America Holdings Note	5.500	02/01/13	Baa3	251,686

	TOTAL HEALTH SERVICES				251,686

HOLDING AND OTHER INVESTMENT OFFICES - 0.17%
250,000	Boston Properties, Inc (Sr Note)	6.250	01/15/13	Baa2	261,972
250,000	Chelsea Property Group, Inc Note	6.000	01/15/13	Baa2	253,047
250,000	EOP Operating LP (Guarantee Note)	5.875	01/15/13	Baa1	253,456

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES				768,475

HOTELS AND OTHER LODGING PLACES - 0.06%
250,000	MGM Mirage (Guarantee Note)	6.000	10/01/09	Ba1	245,000

	TOTAL HOTELS AND OTHER LODGING PLACES				245,000

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.05%
250,000	International Business Machines Corp Note	4.750	11/29/12	A1	244,096

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				244,096

INSTRUMENTS AND RELATED PRODUCTS - 0.06%
250,000	Raytheon Co Note	5.375	04/01/13	Baa3	249,234

	TOTAL INSTRUMENTS AND RELATED PRODUCTS				249,234

TIAA-CREF Mutual Funds - Bond Plus Fund

Principal/Shares			Rate	Maturity Date	Moodys Rating	Value

INSURANCE AGENTS, BROKERS AND SERVICE - 0.12%
500,000		Marsh & McLennan Cos, Inc (Sr Note)	6.250	03/15/12	A2	531,042

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE				531,042

INSURANCE CARRIERS - 0.51%
250,000		Allstate Corp Bond	5.350	06/01/33	A1	219,609
250,000		General Electric Capital Corp (Sr Note)	4.250	12/01/10	Aaa	242,386
500,000		International Finance Corp	3.750	06/30/09	Aaa	493,076
500,000		International Lease Finance Corp Note	6.375	03/15/09	A1	535,902
250,000		Metlife, Inc	6.375	06/15/34	A2	250,644
500,000		UnitedHealth Group, Inc (Sr Note)	3.300	01/30/08	A3	490,681

		TOTAL INSURANCE CARRIERS				2,232,298

METAL MINING - 0.11%
250,000		Alcan, Inc	6.125	12/15/33	Baa1	241,733
250,000		Placer Dome, Inc Deb	6.375	03/01/33	Baa2	241,375

		TOTAL METAL MINING				483,108

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.12%
500,000		Tyco International Group SA (Guarantee Note)	5.800	08/01/06	Baa3	521,449

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				521,449

MISCELLANEOUS RETAIL - 0.06%
250,000		Tyco International Group SA (Company Guarantee)	0.000	11/15/13		257,003

		TOTAL MISCELLANEOUS RETAIL				257,003

MOTION PICTURES - 0.51%
650,000		AOL Time Warner, Inc (Guarantee Note)	5.625	05/01/05	Baa1	665,920
750,000		AOL Time Warner, Inc (Guarantee Note)	6.875	05/01/12	Baa1	810,972
250,000		AOL Time Warner, Inc (Guarantee Note)	7.700	05/01/32	Baa1	273,080
500,000		Walt Disney Co Note	5.500	12/29/06	Baa1	521,239

		TOTAL MOTION PICTURES				2,271,211

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS - 0.11%
500,000		Inter-American Development Bank	4.375	09/20/12	Aaa	491,438

		TOTAL NATIONAL SECURITY AND INTERNATIONAL AFFAIRS				491,438

NONDEPOSITORY INSTITUTIONS - 2.28%
500,000		American General Finance Corp	4.625	05/15/09	A1	500,389
500,000		American Honda Finance Corp	4.500	05/26/09	A1	500,307
500,000		Capital One Bank (Sr Note)	5.125	02/15/14	Baa2	471,886
500,000		CIT Group, Inc (Sr Sub Note)	4.125	02/21/06	A2	508,582
250,000		Countrywide Home Loans, Inc (Guarantee Note)	5.625	07/15/09	A3	260,194
1,000,000		Ford Motor Credit Co Note	7.000	10/01/13	A3	1,010,134
250,000		Ford Motor Credit Co Note	6.500	01/25/07	A3	262,903
1,000,000		General Electric Capital Corp Note	3.125	04/01/09	Aaa	948,882
500,000		General Electric Capital Corp Note	6.750	03/15/32	Aaa	536,474
750,000		Household Finance Corp	4.750	05/15/09	A1	754,643
1,000,000		Household Finance Corp (Sr Note)	5.875	09/25/04	A1	1,009,473
500,000		Household Finance Corp Note	4.125	12/15/08	A1	493,169
750,000		Household Finance Corp Note	6.375	11/27/12	A1	795,817
250,000		HSBC Capital Funding LP/Jersey Channel Islands (Guarantee Note)	4.610	12/29/49	A2	226,635
250,000		MBNA America Bank Note	5.375	01/15/08	Baa1	258,846
500,000		National Rural Utility Coop Finance Note	5.750	08/28/09	A2	527,310
500,000		Nordic Investment Bank (Unsub Note)	2.875	06/15/09	Aaa	473,725
250,000		SLM Corp Note	4.000	01/15/09	A2	245,254
250,000		Toyota Motor Credit Corp Note	2.880	07/08/08		239,896

		TOTAL NONDEPOSITORY INSTITUTIONS				10,024,519

OIL AND GAS EXTRACTION - 1.05%
500,000		Anadarko Petroleum Corp	6.125	03/15/12	Baa1	527,448
500,000		Burlington Resource (Guarantee Note)	6.400	08/15/11	Baa1	539,452
500,000		Devon Energy Corp (Sr Note)	2.750	08/01/06	Baa2	492,703
250,000		Equitable Resources, Inc Bond	5.150	11/15/12	A2	248,006
500,000		Franklin Resources	3.700	04/15/08	A2	491,199
250,000		Halliburton Co	5.500	10/15/10	Baa2	252,402
750,000		Ocean Energy, Inc (Guarantee Note)	4.375	10/01/07	Baa3	758,196
500,000		Panhandle Eastern Pipe Line (Sr Note)	4.800	08/15/08	Baa3	501,716
250,000		Pemex Project Funding Master Trust (Guarantee Note)	9.125	10/13/10	Baa1	286,250
500,000		Pemex Project Funding Master Trust (Guarantee Note)	6.125	08/15/08	Baa1	514,375

		TOTAL OIL AND GAS EXTRACTION				4,611,747

OTHER MORTGAGE BACKED SECURITIES - 2.81%
1,500,000		AQ Finance NIM Trust	1.480	05/25/09	Aaae	1,500,000
2,347,662		AQ Finance NIM Trust	1.500	04/25/09	Aaae	2,347,662
3,000,000		Banc of America Commercial Mortgage, Inc	5.118	07/11/43		3,011,019
505,000		Centex Home Equity	5.980	06/25/34	Aaae	504,684
1,000,000		General Electric Commercial Mortgage Securities Corp Series 2003-C2 (Class A4)	5.145	07/10/37	Aaa	994,847
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaae	999,412
1,000,000		Merrill Lynch Mortgage Trust Series 2003-KEY1 (Class A4)	5.236	11/01/35		994,627
1,027,966		Option One Mortgage Securities Corp NIM Trust	1.510	04/26/09	Aaa	1,027,966
1,000,000	h	Wachovia Bank Commercial Mortgage Trust	5.412	07/15/41		999,688

		TOTAL OTHER MORTGAGE BACKED SECURITIES				12,379,905

PAPER AND ALLIED PRODUCTS - 1.02%
250,000		Abitibi-Consolidated, Inc Deb	8.850	08/01/30	Ba2	243,608
500,000		Boise Cascade Corp (Sr Note)	6.500	11/01/10	Ba2	508,750
250,000		International Paper Co Note	3.800	04/01/08	Baa2	245,649
1,000,000		International Paper Co Note	5.850	10/30/12	Baa2	1,014,504
2,000,000		Kimberly-Clark Corp Note	7.100	08/01/07	Aa2	2,198,110
250,000		Sappi Papier Holding AG (Guarantee Note)	6.750	06/15/12	Baa2	266,782

		TOTAL PAPER AND ALLIED PRODUCTS				4,477,403

PETROLEUM AND COAL PRODUCTS - 0.65%
1,000,000		Chevrontexaco Corp Note	6.625	10/01/04	Aa2	1,011,765

TIAA-CREF Mutual Funds - Bond Plus Fund

Principal/Shares			Rate	Maturity Date	Moodys Rating	Value

1,000,000		Conoco Funding Co (Guarantee Note)	6.350	10/15/11	A3	1,089,286
250,000		Valero Energy Corp Note	4.750	06/15/13	Baa3	236,229
500,000		Valero Energy Corp Note	6.125	04/15/07	Baa3	529,078

		TOTAL PETROLEUM AND COAL PRODUCTS				2,866,358

PIPELINES, EXCEPT NATURAL GAS - 0.16%
500,000		Enbridge Energy Partners LP Note	4.000	01/15/09	Baa2	483,730
250,000		TransCanada Pipelines Ltd Note	4.000	06/15/13	A2	225,927

		TOTAL PIPELINES, EXCEPT NATURAL GAS				709,657

PRIMARY METAL INDUSTRIES - 0.06%
250,000		Precision Castparts Corp	5.600	12/15/13	Baa3	243,386

		TOTAL PRIMARY METAL INDUSTRIES				243,386

PRINTING AND PUBLISHING - 0.61%
250,000		Belo (A.H.) Corp Series B Deb Note	7.250	09/15/27	Baa3	256,648
1,000,000		News America Holdings Deb	8.250	08/10/18	Baa3	1,196,277
500,000		RR Donnelley & Sons Co Note	4.950	04/01/14	Baa1	476,202
500,000		Scholastic Corp Note	5.000	04/15/13	Baa2	475,389
250,000		Viacom, Inc (Guarantee Note)	6.625	05/15/11	A3	270,524

		TOTAL PRINTING AND PUBLISHING				2,675,040

RAILROAD TRANSPORTATION - 0.54%
250,000		Burlington North Santa Fe Note	5.900	07/01/12	Baa2	260,536
500,000		Canadian National Railway Co Note	4.400	03/15/13	Baa1	467,642
1,000,000		Norfolk Southern Corp Note	7.350	05/15/07	Baa1	1,096,209
500,000		Union Pacific Corp Note	6.650	01/15/11	Baa2	544,994

		TOTAL RAILROAD TRANSPORTATION				2,369,381

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS - 0.29%
1,000,000		Newell Rubbermaid, Inc Note	6.000	03/15/07	Baa2	1,036,152
250,000		Sealed Air Corp (Sr Note)	5.375	04/15/08	Baa3	258,534

		TOTAL RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS				1,294,686

SECURITY AND COMMODITY BROKERS - 1.07%
250,000		Bear Stearns Cos, Inc Note	5.700	11/15/14	A1	250,405
250,000		Goldman Sachs Group Inc Note	5.250	10/15/13	Aa3	242,509
250,000		Goldman Sachs Group, Inc (Sub Note)	6.345	02/15/34	A1	233,607
250,000		Goldman Sachs Group, Inc Note	6.125	02/15/33	Aa3	236,169
500,000		Lehman Brothers Holdings, Inc Note	3.500	08/07/08	A1	485,167
750,000		Lehman Brothers Holdings, Inc Note	4.000	01/22/08	A1	748,358
500,000		Lehman Brothers Holdings, Inc Note	6.625	01/18/12	A1	540,170
750,000		Morgan Stanley (Sub Note)	4.750	04/01/14	A1	691,486
500,000		Morgan Stanley Note	3.625	04/01/08	Aa3	491,184
250,000		Morgan Stanley Note	5.300	03/01/13	Aa3	246,095
500,000		Morgan Stanley Note	6.600	04/01/12	Aa3	538,580

		TOTAL SECURITY AND COMMODITY BROKERS				4,703,730

STONE, CLAY, AND GLASS PRODUCTS - 0.06%
250,000		CRH America Inc (Guarantee Note)	0.064	10/15/33		248,498

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				248,498

TOBACCO PRODUCTS - 0.06%
250,000		RJ Reynolds Tobacco Holdings, Inc (Guarantee Note)	6.500	06/01/07	Ba2	247,500

		TOTAL TOBACCO PRODUCTS				247,500

TRANSPORTATION EQUIPMENT - 1.50%
500,000		Boeing Capital Corp	5.800	01/15/13	A3	514,278
500,000		DaimlerChrysler NA Holding Corp (Guarantee Note)	8.500	01/18/31	A3	572,837
250,000		DaimlerChrysler NA Holding Corp Note	0.065	11/15/13		255,816
750,000		Ford Motor Co Deb Bond	6.625	10/01/28	Baa1	654,207
250,000		General Dynamics Corp Note	4.250	05/15/13	A2	232,635
1,000,000		General Motors Acceptance Corp	5.625	05/15/09	A3	999,071
1,000,000		General Motors Corp Bond	6.750	05/01/28	Baa1	893,389
500,000		Harsco Corp Note	5.125	09/15/13	A3	490,809
500,000		Lockheed Martin Corp Bond	8.500	12/01/29	Baa2	626,850
250,000		Northrop Grumman Corp (Guarantee Note)	7.750	02/15/31	Baa3	290,177
1,000,000		United Technologies Corp Note	6.350	03/01/11	A2	1,075,714

		TOTAL TRANSPORTATION EQUIPMENT				6,605,783

WHOLESALE TRADE-DURABLE GOODS - 0.05%
250,000		Johnson & Johnson Deb	3.800	05/15/13	Aaa	228,902

		TOTAL WHOLESALE TRADE-DURABLE GOODS				228,902

WHOLESALE TRADE-NONDURABLE GOODS - 0.10%
500,000		GlaxoSmithKline Capital Inc (Guarantee Note)	5.375	04/15/34	Aa2	452,020

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				452,020

		TOTAL CORPORATE BONDS (Cost $128,590,811)				131,688,713

GOVERNMENT BONDS - 66.26%

AGENCY SECURITIES - 16.07%
		Federal Home Loan Bank (FHLB)
1,750,000		Federal Home Loan Bank (FHLB)	5.250	06/18/14	Aaa	1,754,657
		Federal Farm Credit Bank (FFCB)
10,000,000		Federal Farm Credit Bank (FFCB)	2.250	09/01/06	Aaa	9,827,300
		Federal Home Loan Mortgage Corp (FHLMC)
8,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.875	01/15/05		7,999,520
15,000,000	d	Federal Home Loan Mortgage Corp (FHLMC)	1.875	02/15/06	Aaa	14,793,150
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/21/08	Aaa	1,973,922
1,990,000		Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	2,091,695
		Federal National Mortgage Association (FNMA)
14,500,000	d	Federal National Mortgage Association (FNMA)	2.250	05/15/06	Aaa	14,330,060

TIAA-CREF Mutual Funds - Bond Plus Fund

Principal/Shares			Rate	Maturity Date	Moodys Rating	Value

16,000,000		Federal National Mortgage Association (FNMA)	4.375	10/15/06	Aaa	16,431,838
1,500,000		Federal National Mortgage Association (FNMA)	3.500	10/15/07	Aaa	1,487,490

		TOTAL AGENCY SECURITIES				70,689,632

FOREIGN GOVERNMENT BONDS - 1.00%
250,000		Brazilian Government International Bond Note	10.250	06/17/13	B2	241,250
1,000,000		Canada Government Bond	6.750	08/28/06	Aaa	1,077,287
250,000		Chile Government International Bond	5.500	01/15/13	Baa1	250,650
879,000		Mexico Government International Bond	5.875	01/15/14	Baa2	844,719
250,000		Mexico Government International Note	6.375	01/16/13	Baa2	250,313
500,000		Province of Ontario, Canada Note	5.125	07/17/12	Aa2	508,453
1,000,000		Province of Quebec Deb	7.500	09/15/29	A1	1,207,688

		TOTAL FOREIGN GOVERNMENT BONDS				4,380,360

MORTGAGE BACKED SECURITIES - 29.19%
		Federal Home Loan Mortgage Corp Gold (FGLMC)
5,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	07/31/04		5,104,690
165,294		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		175,523
336,413		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16		355,496
797,116		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	05/01/18		799,692
1,597,989	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18		1,603,153
3,792,373		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	11/01/18		3,714,217
4,853,112		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	01/01/19		4,753,095
2,418,924		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		2,477,472
4,653,840		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19		4,665,871
248,908		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20		263,915
640,261	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	01/01/29		669,103
103,070		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31		111,924
4,013,763		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	08/01/32		4,186,451
4,829,646		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/33		4,677,040
1,759,364		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33		1,799,167
3,936,569		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/34		3,925,259
		Federal National Mortgage Association (FNMA)
7,000,000	h	Federal National Mortgage Association (FNMA)	5.000	07/31/04		7,006,566
5,000,000	h	Federal National Mortgage Association (FNMA)	5.500	07/31/04		5,112,500
287,471		Federal National Mortgage Association (FNMA)	6.000	12/01/08		300,879
729,397		Federal National Mortgage Association (FNMA)	6.500	10/01/16		771,010
330,141		Federal National Mortgage Association (FNMA)	6.500	11/01/16		348,977
810,307		Federal National Mortgage Association (FNMA)	6.000	11/01/17		845,175
673,953		Federal National Mortgage Association (FNMA)	6.000	01/01/18		702,953
752,262		Federal National Mortgage Association (FNMA)	6.000	02/01/18		784,674
630,271		Federal National Mortgage Association (FNMA)	6.500	02/01/18		666,093
2,374,843	d	Federal National Mortgage Association (FNMA)	5.500	03/01/18		2,434,870
4,182,479	d	Federal National Mortgage Association (FNMA)	5.500	04/01/18		4,288,196
487,071		Federal National Mortgage Association (FNMA)	6.000	01/01/19		504,249
2,907,223		Federal National Mortgage Association (FNMA)	5.500	03/01/19		2,980,346
5,800,864		Federal National Mortgage Association (FNMA)	5.000	04/01/19		5,820,587
132,812		Federal National Mortgage Association (FNMA)	8.000	03/01/23		145,581
77,368		Federal National Mortgage Association (FNMA)	9.000	11/01/25		86,811
43,243		Federal National Mortgage Association (FNMA)	9.000	10/01/26		48,298
71,038		Federal National Mortgage Association (FNMA)	7.500	01/01/29		76,351
1,305,977	d	Federal National Mortgage Association (FNMA)	7.000	07/01/32		1,378,343
6,776,443	d	Federal National Mortgage Association (FNMA)	6.500	03/01/33		7,060,918
4,171,797		Federal National Mortgage Association (FNMA)	5.500	04/01/33		4,163,888
2,525,714		Federal National Mortgage Association (FNMA)	5.500	06/01/33		2,520,926
1,741,277		Federal National Mortgage Association (FNMA)	5.500	07/01/33		1,737,976
927,620		Federal National Mortgage Association (FNMA)	5.500	07/01/33		926,388
1,897,439	h	Federal National Mortgage Association (FNMA)	4.500	08/01/33		1,777,121
1,930,619		Federal National Mortgage Association (FNMA)	4.500	10/01/33		1,808,197
846,499		Federal National Mortgage Association (FNMA)	5.500	10/01/33		844,894
7,245,901		Federal National Mortgage Association (FNMA)	5.500	10/01/33		7,232,164
1,924,396		Federal National Mortgage Association (FNMA)	5.000	11/01/33		1,865,039
1,907,060		Federal National Mortgage Association (FNMA)	5.000	11/01/33		1,848,237
952,075		Federal National Mortgage Association (FNMA)	5.500	11/01/33		950,271
937,451		Federal National Mortgage Association (FNMA)	5.500	11/01/33		935,674
3,786,067		Federal National Mortgage Association (FNMA)	5.000	12/01/33		3,669,286
956,914		Federal National Mortgage Association (FNMA)	5.500	12/01/33		955,100
1,840,131		Federal National Mortgage Association (FNMA)	5.500	12/01/33		1,836,642
958,289		Federal National Mortgage Association (FNMA)	5.500	12/01/33		956,472
940,617		Federal National Mortgage Association (FNMA)	5.500	12/01/33		938,835
975,293		Federal National Mortgage Association (FNMA)	5.500	12/01/33		973,444
971,788		Federal National Mortgage Association (FNMA)	5.500	01/01/34		969,946
2,883,526		Federal National Mortgage Association (FNMA)	5.000	03/01/34		2,794,584
		Government National Mortgage Association (GNMA)
208,643		Government National Mortgage Association (GNMA)	6.500	09/15/23		219,833
141,634		Government National Mortgage Association (GNMA)	7.500	11/15/23		153,435
52,044		Government National Mortgage Association (GNMA)	7.500	08/15/28		56,176
254,678		Government National Mortgage Association (GNMA)	6.500	12/15/28		266,802
387,131		Government National Mortgage Association (GNMA)	6.500	03/15/29		405,269
260,030		Government National Mortgage Association (GNMA)	8.500	10/20/30		284,209
66,933		Government National Mortgage Association (GNMA)	7.000	06/20/31		71,064
2,743,779		Government National Mortgage Association (GNMA)	5.500	09/20/33		2,742,998
2,812,875		Government National Mortgage Association (GNMA)	6.000	01/20/34		2,883,256
976,779		Government National Mortgage Association (GNMA)	5.500	02/20/34		975,965

		TOTAL MORTGAGE BACKED SECURITIES				128,409,536

U.S. TREASURY SECURITIES - 20.00%
		U.S. Treasury Bond
13,750,000		U.S. Treasury Bond	11.750	02/15/10		14,591,638
25,500,000		U.S. Treasury Bond	8.000	11/15/21		33,426,420
2,600,000		U.S. Treasury Bond	5.375	02/15/31		2,621,944
		United States Treasury Note
200,000		United States Treasury Note	2.000	08/31/05		199,570
1,100,000		United States Treasury Note	2.250	02/15/07		1,078,660
5,350,000		United States Treasury Note	2.625	05/15/08		5,183,562

TIAA-CREF Mutual Funds - Bond Plus Fund

Principal/Shares			Rate	Maturity Date	Moodys Rating	Value

4,150,000		United States Treasury Note	3.125	09/15/08		4,073,142
600,000		United States Treasury Note	3.125	10/15/08		588,222
450,000		United States Treasury Note	3.375	11/15/08		445,136
4,900,000		United States Treasury Note	3.375	12/15/08		4,838,456
250,000		United States Treasury Note	3.000	02/15/09		242,270
2,450,000		United States Treasury Note	3.125	04/15/09		2,380,640
650,000	h	United States Treasury Note	4.000	06/15/09		655,635
2,050,000		United States Treasury Note	6.000	08/15/09		2,252,677
850,000		United States Treasury Note	5.750	08/15/10		926,831
1,710,000		United States Treasury Note	3.625	05/15/13		1,600,611
1,030,000		United States Treasury Note	4.250	08/15/13		1,005,342
1,900,000		United States Treasury Note	4.000	02/15/14		1,810,586
1,075,000		United States Treasury Note	4.750	05/15/14		1,086,083
8,023,537		U.S. Treasury Inflation Indexed Bonds	3.875	01/15/09		8,944,960

		TOTAL U.S. TREASURY SECURITIES				87,952,385

		TOTAL GOVERNMENT BONDS (Cost $296,654,175)				291,431,913

		TOTAL BONDS (Cost $425,244,986)				423,120,626
COMMON STOCKS - 0.72%
HOLDING AND OTHER INVESTMENT OFFICES - 0.72%
347,364		TIAA-CREF High-Yield Bond Fund				3,143,653

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				3,143,653

		TOTAL COMMON STOCKS Cost $3,268,770				3,143,653

SHORT TERM INVESTMENTS- 6.42%
COMMERCIAL PAPER - 5.19%
3,855,000	c	Fortune Brands, Inc Note	1.110	07/14/04		3,853,096
5,000,000	c	Govco, Inc	1.280	07/29/04		4,994,885
5,000,000		International Business Machines Corp Note	1.450	07/01/04		4,999,799
1,300,000	c	Kitty Hawk Funding Corp	1.200	07/15/04		1,299,312
4,265,000	c	Recievables Capital Corp	1.110	07/13/04		4,263,044
3,420,000		Sigma Finance, Inc	1.470	07/01/04		3,419,867

		TOTAL COMMERCIAL PAPER				22,830,003

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.23%
		Federal Home Loan Bank (FHLB)
875,000		Federal Home Loan Bank (FHLB)	1.050	07/07/04		874,796
4,520,000		Federal Home Loan Bank (FHLB)	1.125	08/11/04		4,513,196

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				5,387,992

		TOTAL SHORT TERM INVESTMENTS (Cost $28,217,995)				28,217,995

		TOTAL PORTFOLIO 103.34% (Cost $456,731,751)				454,482,274

		OTHER ASSETS & LIABILITIES, NET (3.34) %				(14,673,181)

		NET ASSETS 100.00%				$439,809,093

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended
d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts
e	All or a portion of these securities are out on loan.
h	These securities were purchased on a delayed delivery basis
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Mutual Funds
Transactions with Affiliated Companies - Bond Plus Fund
January 1, 2004 - June 30, 2004 (Unaudited)

ISSUE	VALUE AT DECEMBER 31, 2003	PURCHASE COST	SALES PROCEEDS	REALIZED GAIN(LOSS)	DIVIDEND INCOME	SHARES AT JUNE 30, 2004	VALUE AT JUNE 30, 2004

TIAA-CREF High-Yield Bond Fund	$3,122,529	$113,847	—	—	$113,847	347,364	$3,143,653

TOTAL AFFILIATED TRANSACTIONS	$3,122,529	$113,847	—	—	$113,847		$3,143,653

TIAA-CREF Mutual Funds - Money Market Fund

TIAA-CREF MUTUAL FUNDS
MONEY MARKET FUND
STATEMENT  OF  INVESTMENTS (Unaudited)
June 30, 2004

Principal			Rate	Maturity Date	Value

SHORT TERM INVESTMENTS - 100.07%
CERTIFICATES OF DEPOSIT - 8.47%
5,000,000		ABN Amro Bank NV	1.170	07/16/04	5,000,000
2,500,000		ABN Amro Bank NV	1.450	11/17/04	2,500,183
5,970,000		Bank of Montreal	1.120	07/14/04	5,970,022
5,000,000		Canadian Imperial Bank of Commerce	1.410	11/08/04	5,000,000
5,000,000		Credit Agricole USA, Inc	1.420	04/05/05	5,000,378
10,000,000		Deutsche Bank	1.070	07/09/04	10,000,022
5,000,000		Dexia Bank	1.355	08/19/04	5,000,102
7,500,000		Royal Bank of Canada	1.480	11/22/04	7,500,000
2,650,000		Toronto Dominion Bank	1.340	08/09/04	2,650,000
3,000,000		Toronto Dominion Bank	1.660	12/09/04	3,000,000

		TOTAL CERTIFICATES OF DEPOSIT			51,620,707

COMMERCIAL PAPER - 66.69%
1,450,000		ABN Amro North America Finance, Inc	1.060	07/06/04	1,449,783
900,000		ABN Amro North America Finance, Inc	1.270	07/29/04	899,111
1,725,000		ABN Amro North America Finance, Inc	1.060	09/10/04	1,721,394
8,300,000		ABN Amro North America Finance, Inc	1.060	09/20/04	8,280,205
5,000,000	c	Bank of Nova Scotia	1.300	08/19/04	4,991,153
1,000,000		Barclays U.S. Funding Corp	1.400	08/23/04	998,044
1,230,000		Barclays U.S. Funding Corp	1.400	08/24/04	1,227,508
200,000		Barclays US Funding Corp	1.450	09/27/04	199,267
5,000,000	c	Beta Finance, Inc	1.070	07/20/04	4,997,176
2,603,000	c	Beta Finance, Inc	1.110	08/03/04	2,600,357
590,000	c	Beta Finance, Inc	1.120	08/09/04	589,290
4,925,000	c	Beta Finance, Inc	1.360	08/20/04	4,915,697
5,000,000	c	Beta Finance, Inc	1.280	08/27/04	4,989,985
5,300,000	c	Beta Finance, Inc	1.490	09/10/04	5,284,958
1,500,000	c	Beta Finance, Inc	1.290	10/29/04	1,493,550
7,500,000	c	Caterpillar Financial Services Corp	1.280	07/06/04	7,498,667
8,000,000	c	CC (USA), Inc	1.070	07/08/04	7,998,336
2,500,000	c	CC (USA), Inc	1.100	07/12/04	2,499,160
2,500,000	c	CC (USA), Inc	1.100	07/29/04	2,497,861
8,500,000	c	CC (USA), Inc	1.100	08/31/04	8,484,157
3,500,000	c	CC (USA), Inc	1.050	07/01/04	3,500,000
5,000,000		Ciesco LP	1.070	07/06/04	4,999,257
790,000		Ciesco LP	1.270	08/13/04	788,802
3,000,000		Citicorp	1.070	07/07/04	2,999,465
11,885,000		Citicorp	1.140	07/13/04	11,880,484
10,000,000		Citicorp	1.200	07/22/04	9,993,000
11,000,000	c	Corporate Asset Funding Corp, Inc	1.150	07/23/04	10,992,404
4,000,000	c	Corporate Asset Funding Corp, Inc	1.130	07/26/04	3,996,778
1,835,000	c	Corporate Asset Funding Corp, Inc	1.210	07/27/04	1,833,396
12,710,000	c	Delaware Funding Corp	1.070	07/12/04	12,705,845
530,000	c	Delaware Funding Corp	1.110	07/14/04	529,788
10,000,000	c	Delaware Funding Corp	1.220	07/21/04	9,993,222
550,000	c	Dorada Finance, Inc	1.120	07/06/04	549,914
3,800,000	c	Dorada Finance, Inc	1.290	07/23/04	3,797,004
10,000,000	c	Dorada Finance, Inc	1.100	07/27/04	9,992,056
400,000	c	Dorada Finance, Inc	1.100	07/30/04	399,642
2,055,000	c	Dorada Finance, Inc	1.110	08/05/04	2,052,782
3,000,000	c	Dorada Finance, Inc	1.100	08/06/04	2,996,700
2,000,000	c	Dorada Finance, Inc	1.090	08/09/04	1,997,638
3,000,000	c	Dorada Finance, Inc	1.230	08/11/04	2,995,798
3,500,000		FCAR Owner Trust	1.150	08/17/04	3,494,745
2,308,000		FCAR Owner Trust	1.730	12/02/04	2,291,240
6,015,000	c	Fortune Brands, Inc	1.110	07/14/04	6,012,596
500,000		General Electric Capital Corp	1.090	07/07/04	499,909
1,300,000		General Electric Capital Corp	1.050	07/08/04	1,299,735
550,000		General Electric Capital Corp	1.050	07/09/04	549,866
4,440,000		General Electric Capital Corp	1.070	07/12/04	4,438,548
500,000		General Electric Capital Corp	1.090	07/13/04	499,818
5,000,000		General Electric Capital Corp	1.150	08/02/04	4,994,889

TIAA-CREF Mutual Funds - Money Market Fund

Principal			Rate	Maturity Date	Value

2,000,000		General Electric Capital Corp	1.300	08/13/04	1,996,894
2,000,000		General Electric Capital Corp	1.590	12/06/04	1,986,118
5,000,000	c	Govco Incorporated	1.080	07/21/04	4,997,000
7,000,000		Greenwich Capital Holdings, Inc	1.450	09/10/04	6,982,467
900,000		Greenwich Capital Holdings, Inc	1.460	09/15/04	897,245
4,635,000	c	Greyhawk Funding LLC	1.100	07/07/04	4,634,150
5,000,000	c	Greyhawk Funding LLC	1.120	07/13/04	4,998,217
3,000,000	c	Greyhawk Funding LLC	1.140	07/16/04	2,998,575
2,000,000	c	Greyhawk Funding LLC	1.140	07/22/04	1,998,670
5,000,000	c	Greyhawk Funding LLC	1.260	07/26/04	4,995,625
4,760,000	c	Greyhawk Funding LLC	1.430	08/25/04	4,749,601
3,000,000	c	Kitty Hawk Funding Corp	1.120	07/14/04	2,998,787
2,500,000	c	Kitty Hawk Funding Corp	1.200	07/15/04	2,498,933
4,000,000	c	Kitty Hawk Funding Corp	1.300	07/27/04	3,996,597
1,669,000	c	Kitty Hawk Funding Corp	1.110	08/06/04	1,667,168
3,700,000	c	Kitty Hawk Funding Corp	1.210	08/16/04	3,694,980
10,000,000	c	Kitty Hawk Funding Corp	1.480	09/20/04	9,966,700
1,747,000	c	Links Finance LLC	1.090	07/27/04	1,745,510
310,000		Morgan Stanley Capital	1.250	07/26/04	309,731
9,000,000		Morgan Stanley Capital	1.280	08/10/04	8,987,089
2,500,000		Paccar Financial Corp	1.330	11/18/04	2,487,069
2,000,000		Paccar Financial Corp	1.910	01/24/05	1,978,137
1,865,000		Paccar Financial Corp	2.000	02/23/05	1,895,213
11,510,000	c	Park Avenue Receivables Corp	1.200	07/20/04	11,502,710
3,930,000	c	Park Avenue Receivables Corp	1.250	07/22/04	3,927,134
5,135,000	c	Park Avenue Receivables Corp	1.200	08/03/04	5,129,352
5,000,000	c	Pfizer, Inc	1.100	07/19/04	4,997,250
740,000	c	Preferred Receivables Fundng	1.210	07/15/04	739,652
9,000,000	c	Quanta Services, Inc (Sub Deb)	1.070	07/02/04	8,999,733
8,800,000	c	Receivables Capital Corp	1.200	07/15/04	8,795,924
5,500,000	c	Receivables Capital Corp	1.220	07/19/04	5,496,618
5,000,000	c	Receivables Capital Corp	1.100	08/06/04	4,994,560
4,590,000	c	Receivables Capital Corp	1.590	12/01/04	4,559,508
850,000	c	Royal Bank of Scotland plc	1.070	07/06/04	849,874
3,715,000	c	Royal Bank of Scotland plc	1.070	07/13/04	3,713,675
4,500,000	c	Royal Bank of Scotland plc	1.070	07/14/04	4,498,261
2,000,000	c	Royal Bank of Scotland plc	1.090	07/20/04	1,998,866
2,000,000	c	Sigma Finance, Inc	1.230	08/11/04	1,997,287
3,595,000	c	Sigma Finance, Inc	1.300	08/18/04	3,588,769
980,000	c	Sigma Finance, Inc	1.520	09/27/04	976,407
1,000,000	c	Sigma Finance, Inc	1.210	10/18/04	996,336
1,345,000	c	Sigma Finance, Inc	1.280	10/21/04	1,339,602
540,000	c	Sigma Finance, Inc	1.190	10/22/01	537,966
10,000,000	c	Sigma Finance, Inc	1.320	01/04/05	9,998,819
1,750,000		Societe Generale North America, Inc	1.100	07/19/04	1,749,038
3,400,000		UBS Finance, (Delaware), Inc	1.050	07/06/04	3,399,504
1,780,000		UBS Finance, (Delaware), Inc	1.060	07/13/04	1,779,371
4,900,000		UBS Finance, (Delaware), Inc	1.150	07/15/04	4,897,914
1,600,000		UBS Finance, (Delaware), Inc	1.185	08/09/04	1,597,920
6,740,000	c	Variable Funding Capital Corporation	1.470	07/01/04	6,740,000
5,000,000	c	Westdeutsche Landesbank NY	1.300	09/07/04	4,987,838
1,620,000	c	Yorktown Capital, LLC	1.140	07/02/04	1,619,949
510,000	c	Yorktown Capital, LLC	1.170	07/13/04	509,801
1,975,000	c	Yorktown Capital, LLC	1.100	07/16/04	1,974,095
3,995,000	c	Yorktown Capital, LLC	1.240	07/21/04	3,992,248
3,402,000	c	Yorktown Capital, LLC	1.300	07/22/04	3,399,420

		TOTAL COMMERCIAL PAPER			406,436,857

MEDIUM TERM NOTES - 6.41%
8,800,000		Bank of America Corp	1.090	07/09/04	8,800,000
3,500,000		Bank of America Corp (Sr Note)	1.060	07/19/04	3,500,000
5,000,000		Canadian Imperial Bank of Commerce/New York	1.270	07/29/04	5,000,000
5,000,000		JP Morgan Chase & Co	1.420	02/24/05	5,008,605
16,740,000		McDonald's Corp Note	5.150	07/01/04	16,740,000

		TOTAL MEDIUM TERM NOTES			39,048,605

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 16.20%
500,000		Federal Farm Credit (FFCB)	1.430	09/24/04	498,312
500,000		Federal Farm Credit (FFCB)	1.530	10/15/04	497,748
1,080,000		Federal Farm Credit (FFCB)	1.180	12/14/04	1,074,124
2,290,000		Federal Farm Credit (FFCB)	1.100	01/05/05	2,276,845
180,000		Federal Farm Credit (FFCB)	1.170	03/16/05	178,491

TIAA-CREF Mutual Funds - Money Market Fund

Principal			Rate	Maturity Date	Value

1,275,000		Federal Home Loan Bank (FHLB)	1.100	12/27/04	1,267,657
5,000,000		Federal Home Loan Bank (FHLB)	1.200	04/01/05	4,998,265
2,500,000		Federal Home Loan Bank (FHLB)	1.200	08/02/04	2,497,333
1,340,000		Federal Home Loan Bank (FHLB)	1.300	08/10/04	1,338,064
4,083,000		Federal Home Loan Bank (FHLB)	1.125	08/11/04	4,077,745
1,205,000		Federal Home Loan Bank (FHLB)	1.090	10/08/04	1,200,792
720,000		Federal Home Loan Bank (FHLB)	1.170	10/12/04	717,590
500,000		Federal Home Loan Bank (FHLB)	1.200	10/20/04	498,119
100,000		Federal Home Loan Bank (FHLB)	1.270	11/08/04	99,541
150,000		Federal Home Loan Bank (FHLB)	1.100	11/12/04	149,386
1,465,000		Federal Home Loan Bank (FHLB)	1.220	01/03/05	1,455,766
2,535,000		Federal Home Loan Bank (FHLB)	1.230	01/14/05	2,517,937
510,000		Federal Home Loan Mortgage Corp (FHLMC)	1.430	09/09/04	508,934
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.450	11/16/04	1,988,883
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.585	01/05/05	1,983,515
3,325,000		Federal Home Loan Mortgage Corp (FHLMC)	1.875	01/15/05	3,328,375
309,000		Federal Home Loan Mortgage Corp (FHLMC)	1.420	01/19/05	306,538
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.510	03/10/05	2,968,290
7,003,000		Federal Home Loan Mortgage Corp (FHLMC)	1.230	08/23/04	6,990,374
50,000		Federal Home Loan Mortgage Corp (FHLMC)	1.100	09/22/04	49,877
242,000		Federal Home Loan Mortgage Corp (FHLMC)	1.550	10/01/04	241,041
1,500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.090	10/07/04	1,494,991
1,275,000		Federal Home Loan Mortgage Corp (FHLMC)	1.600	11/02/04	1,268,543
3,220,000		Federal Home Loan Mortgage Corp (FHLMC)	1.090	12/01/04	3,204,813
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.100	12/02/04	993,516
436,000		Federal Home Loan Mortgage Corp (FHLMC)	1.480	12/08/04	433,132
1,132,000		Federal Home Loan Mortgage Corp (FHLMC)	1.180	12/13/04	1,124,373
536,000		Federal Home Loan Mortgage Corp (FHLMC)	1.080	12/20/04	533,234
1,305,000		Federal Home Loan Mortgage Corp (FHLMC)	1.500	12/28/04	1,294,493
2,835,000		Federal Home Loan Mortgage Corp (FHLMC)	1.210	12/30/04	2,817,151
1,067,000		Federal Home Loan Mortgage Corp (FHLMC)	1.590	01/11/05	1,058,060
180,000		Federal Home Loan Mortgage Corp (FHLMC)	1.650	02/08/05	178,613
6,805,000		Federal National Mortgage Association (FNMA)	1.060	07/28/04	6,799,513
8,570,000		Federal National Mortgage Association (FNMA)	1.080	08/04/04	8,561,259
2,000,000		Federal National Mortgage Association (FNMA)	1.120	08/11/04	1,997,221
5,000,000		Federal National Mortgage Association (FNMA)	1.210	08/13/04	4,992,774
540,000		Federal National Mortgage Association (FNMA)	1.205	08/20/04	539,096
124,000		Federal National Mortgage Association (FNMA)	1.080	09/17/04	123,710
430,000		Federal National Mortgage Association (FNMA)	1.430	09/22/04	428,870
310,000		Federal National Mortgage Association (FNMA)	1.090	10/12/04	308,918
3,860,000		Federal National Mortgage Association (FNMA)	1.110	11/12/04	3,843,977
402,000		Federal National Mortgage Association (FNMA)	1.700	12/08/04	398,838
7,075,000		Federal National Mortgage Association (FNMA)	1.180	12/10/04	7,030,637
1,515,000		Federal National Mortgage Association (FNMA)	1.240	01/07/05	1,500,555
750,000		Federal National Mortgage Association (FNMA)	1.150	02/04/05	744,777
1,575,000		Federal National Mortgage Association (FNMA)	1.540	03/04/05	1,558,426
1,800,000		Federal National Mortgage Association (FNMA)	1.600	04/01/05	1,778,073

		TOTAL U.S. GOVERNMENTAND AGENCIES DISCOUNT NOTES			98,717,105

VARIABLE NOTES - 2.30%
5,000,000		Sigma Finance, Inc	1.175	03/10/05	4,999,138
9,000,000		American Honda Finance Corp	1.220	04/11/05	9,009,985

		TOTAL VARIABLE NOTES			14,009,123

		TOTAL SHORT TERM INVESTMENTS			609,832,397

		(Cost $609,832,397)
		TOTAL PORTFOLIO - 100.07%			609,832,397
		(Cost $609,832,397)
		OTHER ASSETS & LIABILITIES, NET - (0.07%)			(588,608)

		NET ASSETS			$609,407,148

	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

Item 10. Controls and Procedures.

       (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant's management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the principal executive officer and principal financial officer, concluded that the registrant's disclosure controls and procedures were effective for this semi-annual reporting period.

       (b) Changes in internal controls. There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

11(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

11(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

11(b)    Section 906 certification.(EX-99.906CERT)

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF MUTUAL FUNDS

Date: August 24, 2004	By:	/s/ Bertram L. Scott

Bertram L. Scott
Executive Vice President

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 24, 2004	By:	/s/ Bertram L. Scott

Bertram L. Scott
Executive Vice President
(principal executive officer)

Date: August 24, 2004	By:	/s/ Elizabeth A. Monrad

Elizabeth A. Monrad
Executive Vice President
(principal financial officer)

EXHIBIT LIST

Item 11. Exhibits.

11(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

11(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

11(b)    Section 906 certification (EX-99.906CERT)